UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Portfolio

PIMCO All Asset Portfolio

PIMCO Balanced Allocation Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO International Bond Portfolio (Unhedged)

PIMCO Global BondOpportunities Portfolio (Unhedged)

PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Income Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Dynamic Bond Portfolio

Schedule of Investments

PIMCO All Asset All Authority Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.9% ¤
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		$104

Total Short-Term Instruments (Cost $104)		104

Total Investments in Securities (Cost $104)		104

	SHARES
INVESTMENTS IN AFFILIATES 142.1%
MUTUAL FUNDS (a) 138.6%
PIMCO CommoditiesPLUS® Strategy Fund	80,416	505
PIMCO CommodityRealReturn Strategy Fund®	18,098	116
PIMCO Dynamic Bond Fund	20,963	225
PIMCO Emerging Local Bond Fund	106,247	697
PIMCO Emerging Markets Currency and Short-Term Investments Fund	157,494	1,365
PIMCO Extended Duration Fund	40,543	291
PIMCO Global Advantage® Strategy Bond Fund	1,828	19
PIMCO High Yield Fund	5,467	48
PIMCO High Yield Spectrum Fund	21,714	213
PIMCO Income Fund	87,072	1,035
PIMCO Investment Grade Credit Bond Fund	18,261	184
PIMCO Long Duration Total Return Fund	12,154	124
PIMCO Long-Term U.S. Government Fund	41,176	238
PIMCO Low Duration Fund	72,599	706
PIMCO Mortgage Opportunities and Bond Fund	9,100	100
PIMCO RAE Emerging Markets Fund	79,472	862
PIMCO RAE Fundamental Advantage PLUS Fund	61,009	614
PIMCO RAE International Fund	3,262	35
PIMCO RAE Low Volatility PLUS EMG Fund	42,854	415
PIMCO RAE Low Volatility PLUS Fund	22,405	272
PIMCO RAE Low Volatility PLUS International Fund	29,711	335
PIMCO RAE PLUS EMG Fund	108,019	1,101
PIMCO RAE PLUS International Fund	19,743	169
PIMCO RAE US Small Fund	4,045	51
PIMCO RAE Worldwide Long/Short PLUS Fund	67,590	702
PIMCO Real Return Fund	9,708	104
PIMCO RealEstateRealReturn Strategy Fund	74,971	633
PIMCO Senior Floating Rate Fund	5,022	50
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	45,855	396
PIMCO StocksPLUS® International Fund (Unhedged)	16,920	112
PIMCO StocksPLUS® Short Fund	352,954	2,732
PIMCO Total Return Fund	89,902	891

Total Mutual Funds (Cost $15,755)		15,340

EXCHANGE-TRADED FUNDS 2.8%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	9,037	220
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2,798	84

Total Exchange-Traded Funds (Cost $326)		304

SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Government Money Market Fund	76,000	76

Total Short-Term Instruments (Cost $76)		76

Total Investments in Affiliates (Cost $16,157)		15,720

Total Investments 143.0% (Cost $16,261)		$15,824
Other Assets and Liabilities, net (43.0)%		(4,755)

Net Assets 100.0%		$11,069

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$104	U.S. Treasury Notes 1.375% due 09/30/2023	$(107)	$104	$104

Total Repurchase Agreements						$(107)	$104	$104

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$104	$0	$104
	$0	$104	$0	$104

Investments in Affiliates, at Value
Mutual Funds	15,340	0	0	15,340
Exchange-Traded Funds	304	0	0	304
Short-Term Instruments
Central Funds Used for Cash Management Purposes	76	0	0	76

	$15,720	$0	$0	$15,720

Total Investments	$15,720	$104	$0	$15,824

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1% ¤
MUTUAL FUNDS (a) 98.7%
PIMCO CommoditiesPLUS® Strategy Fund	4,486,072	$28,172
PIMCO CommodityRealReturn Strategy Fund®	1,293,844	8,281
PIMCO Dynamic Bond Fund	1,128,740	12,134
PIMCO Emerging Local Bond Fund	6,638,831	43,551
PIMCO Emerging Markets Currency and Short-Term Investments Fund	11,110,783	96,330
PIMCO Extended Duration Fund	3,586,383	25,786
PIMCO High Yield Fund	526,939	4,616
PIMCO High Yield Spectrum Fund	1,267,674	12,436
PIMCO Income Fund	4,300,001	51,127
PIMCO Investment Grade Credit Bond Fund	1,545,077	15,528
PIMCO Long Duration Total Return Fund	948,736	9,687
PIMCO Long-Term Real Return Fund	408,778	3,303
PIMCO Long-Term U.S. Government Fund	4,192,082	24,230
PIMCO Low Duration Fund	4,320,663	41,997
PIMCO Mortgage Opportunities and Bond Fund	497,031	5,452
PIMCO RAE Emerging Markets Fund	4,180,689	45,360
PIMCO RAE Fundamental Advantage PLUS Fund	4,147,030	41,761
PIMCO RAE Low Volatility PLUS EMG Fund	2,663,029	25,778
PIMCO RAE Low Volatility PLUS Fund	181,412	2,202
PIMCO RAE Low Volatility PLUS International Fund	1,298,103	14,617
PIMCO RAE PLUS EMG Fund	7,642,103	77,873
PIMCO RAE PLUS International Fund	452,712	3,884
PIMCO RAE Worldwide Long/Short PLUS Fund	4,123,907	42,806
PIMCO Real Return Fund	1,046,803	11,201
PIMCO RealEstateRealReturn Strategy Fund	3,832,094	32,343
PIMCO Senior Floating Rate Fund	289,313	2,867
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,831,428	24,464
PIMCO StocksPLUS® International Fund (Unhedged)	323,591	2,142
PIMCO Total Return Fund	4,419,345	43,796
PIMCO TRENDS Managed Futures Strategy Fund	691,366	6,430

Total Mutual Funds (Cost $741,258)		760,154

EXCHANGE-TRADED FUNDS 1.0%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	319,082	7,753

Total Exchange-Traded Funds (Cost $8,592)		7,753

SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Government Money Market Fund	2,820,000	2,820
PIMCO Short-Term Floating NAV Portfolio III	1,320	13

		2,833

Total Short-Term Instruments (Cost $2,833)		2,833

Total Investments in Affiliates (Cost $752,683)		770,740

Total Investments 100.1% (Cost $752,683)		$770,740
Other Assets and Liabilities, net (0.1)%		(892)

Net Assets 100.0%		$769,848

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Mutual Funds	$760,154	$0	$0	$760,154
Exchange-Traded Funds	7,753	0	0	7,753
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,833	0	0	2,833

Total Investments	$770,740	$0	$0	$770,740

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Balanced Allocation Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		$223	$220
Valeant Pharmaceuticals International, Inc.
5.104% due 06/02/2025		33	33

Total Loan Participations and Assignments (Cost $255)			253

CORPORATE BONDS & NOTES 7.1%
BANKING & FINANCE 4.2%
Bank of America Corp.
3.864% due 07/23/2024 •		200	200
Barclays PLC
3.200% due 08/10/2021		200	196
BGC Partners, Inc.
5.375% due 07/24/2023		100	100
BPCE S.A.
4.625% due 07/11/2024		100	99
General Motors Financial Co., Inc.
3.550% due 04/09/2021		200	200
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		300	305
HSBC Holdings PLC
6.250% due 03/23/2023 •(a)(c)		200	200
ING Bank NV
2.625% due 12/05/2022		100	97
ING Groep NV
3.150% due 03/29/2022		200	195
JPMorgan Chase & Co.
3.237% (US0003M + 0.890%) due 07/23/2024 ~		300	301
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	150	181
Lloyds Banking Group PLC
4.450% due 05/08/2025		$300	301
Morgan Stanley
3.750% due 02/25/2023		200	200
3.875% due 04/29/2024		200	199
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		200	201
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		200	195
Santander UK PLC
5.000% due 11/07/2023		200	202
UBS AG
7.625% due 08/17/2022 (c)		250	279
Wells Fargo & Co.
3.069% due 01/24/2023		300	293
3.450% due 02/13/2023		100	98

			4,042

INDUSTRIALS 2.1%
Arrow Electronics, Inc.
4.500% due 03/01/2023		100	101
BMW U.S. Capital LLC
2.819% (US0003M + 0.500%) due 08/13/2021 ~		100	100
Campbell Soup Co.
3.650% due 03/15/2023		200	196
Cigna Corp.
4.500% due 03/15/2021		30	31
CVS Health Corp.
4.100% due 03/25/2025		200	200
Dell International LLC
4.420% due 06/15/2021		100	101
DP World Ltd.
2.375% due 09/25/2026	EUR	200	232
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~		$100	101
GLP Capital LP
5.250% due 06/01/2025		150	153
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		100	101

Petroleos Mexicanos
6.375% due 02/04/2021	100	105
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	200	191
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	200	200
Syngenta Finance NV
4.441% due 04/24/2023	200	199

		2,011

UTILITIES 0.8%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	300	303
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	100	97
Petrobras Global Finance BV
5.999% due 01/27/2028	116	107
Verizon Communications, Inc.
3.376% due 02/15/2025	199	194
Vodafone Group PLC
3.750% due 01/16/2024	100	99

		800

Total Corporate Bonds & Notes (Cost $6,900)		6,853

MUNICIPAL BONDS & NOTES 0.4%
PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.465% (US0003M + 0.130%) due 10/25/2036 ~	177	176

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	190	190

Total Municipal Bonds & Notes (Cost $355)		366

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
2.482% due 11/25/2046 •	466	467
2.532% due 07/25/2046 •	157	157
2.552% due 09/25/2046 •	192	193
3.500% due 11/01/2045 - 09/01/2046	736	728
4.070% due 05/01/2038 •	256	268
Fannie Mae, TBA
3.000% due 11/01/2033 - 11/01/2048	2,600	2,526
3.500% due 10/01/2033 - 11/01/2048	6,700	6,625
4.000% due 11/01/2048	2,400	2,420
Freddie Mac
3.500% due 09/01/2047	200	197
Freddie Mac, TBA
3.500% due 10/01/2048	1,000	984
4.000% due 10/01/2048	2,600	2,625

Total U.S. Government Agencies (Cost $17,259)		17,190

U.S. TREASURY OBLIGATIONS 20.4%
U.S. Treasury Bonds
2.500% due 02/15/2046	3,280	2,862
3.125% due 05/15/2048	200	197
U.S. Treasury Notes
1.125% due 08/31/2021 (e)	10,100	9,608
1.500% due 08/15/2026	1,400	1,250
1.875% due 07/31/2022	1,600	1,540
1.875% due 08/31/2024 (e)	400	376
2.125% due 09/30/2024	800	762
2.250% due 10/31/2024	400	384
2.250% due 02/15/2027	500	471
2.250% due 08/15/2027	400	375
2.250% due 11/15/2027	900	843
2.375% due 05/15/2027 (e)	1,100	1,045

Total U.S. Treasury Obligations (Cost $20,960)		19,713

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Banc of America Funding Trust
2.205% due 08/27/2036 ~	104	92
BANK
4.165% due 05/15/2061 ~	100	103
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	76	76

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.000% due 10/25/2036 Ø		69	66
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	39	41
RAIT Trust
3.108% due 06/15/2037 •		$183	183
Stonemont Portfolio Trust
3.015% due 08/20/2030 •		199	199

Total Non-Agency Mortgage-Backed Securities (Cost $741)			760

ASSET-BACKED SECURITIES 7.3%
Apidos CLO
3.322% due 01/19/2025 •		123	123
Atrium Corp.
3.177% due 04/22/2027 •		250	249
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	250	289
Bayview Koitere Fund Trust
3.623% due 03/28/2033 Ø		$52	52
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø		30	30
4.066% due 09/28/2033 «Ø		100	100
Bowman Park CLO Ltd.
3.490% due 11/23/2025 •		300	300
Citigroup Mortgage Loan Trust
2.346% due 08/25/2036 •		336	333
Countrywide Asset-Backed Certificates
2.366% due 06/25/2047 ^•		108	107
2.446% due 05/25/2037 •		651	601
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		250	250
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •		95	95
Fremont Home Loan Trust
2.366% due 10/25/2036 •		465	250
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		250	250
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	250	289
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		$100	100
Jamestown CLO Ltd.
3.029% due 07/15/2026 •		190	190
JPMorgan Mortgage Acquisition Corp.
2.606% due 05/25/2035 •		600	598
Jubilee CLO BV
0.481% due 12/15/2029 •	EUR	250	290
Lehman XS Trust
2.386% due 12/25/2036 •		$48	47
3.016% due 10/25/2035 •		34	33
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •		250	250
M360 Advisors LLC
4.395% due 07/24/2028		100	100
Marlette Funding Trust
3.060% due 07/17/2028		156	156
Morgan Stanley ABS Capital, Inc. Trust
2.346% due 10/25/2036 •		218	207
Navient Private Education Loan Trust
2.558% due 12/16/2058 •		157	157
Navient Student Loan Trust
3.266% due 12/27/2066 •		153	156
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		250	250
OCP CLO Ltd.
3.710% due 11/22/2025 •		157	157
OHA Loan Funding Ltd.
3.697% due 01/23/2027 •		250	250
OneMain Financial Issuance Trust
2.370% due 09/14/2032		100	98
S-Jets Ltd.
3.967% due 08/15/2042		232	231
SLM Student Loan Trust
2.884% due 12/15/2025 •		200	201
TICP CLO Ltd.
3.199% due 04/20/2028 •		250	249

U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø	51	50

Total Asset-Backed Securities (Cost $6,701)		7,088

SHORT-TERM INSTRUMENTS 42.8%
REPURCHASE AGREEMENTS (d) 42.8%		41,358

Total Short-Term Instruments (Cost $41,358)		41,358

Total Investments in Securities (Cost $94,529)		93,581

	SHARES
INVESTMENTS IN AFFILIATES 19.7%
MUTUAL FUNDS (b) 4.2%
PIMCO Income Fund	341,214	4,057

Total Mutual Funds (Cost $4,136)		4,057

SHORT-TERM INSTRUMENTS 15.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.5%
PIMCO Short-Term Floating NAV Portfolio III	1,519,934	15,028

Total Short-Term Instruments (Cost $15,022)		15,028

Total Investments in Affiliates (Cost $19,158)		19,085

Total Investments 116.6% (Cost $113,687)		$112,666
Financial Derivative Instruments (f)(g) (0.3)% (Cost or Premiums, net $19)		(283)
Other Assets and Liabilities, net (16.3)%		(15,795)

Net Assets 100.0%		$96,588

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(b)	Institutional Class Shares of each Fund.

(c)	Contingent convertible security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	2.330%	09/28/2018	10/01/2018	$14,600	U.S. Treasury Bonds 3.625% due 02/15/2044	$(14,829)	$14,600	$14,603
FICC	1.750	09/28/2018	10/01/2018	1,958	U.S. Treasury Bonds 3.625% due 02/15/2044	(1,999)	1,958	1,958
GSC	2.330	09/28/2018	10/01/2018	14,600	Freddie Mac 4.500% due 10/01/2045	(15,066)	14,600	14,603
TDM	2.340	09/28/2018	10/01/2018	10,200	U.S. Treasury Notes 2.000% due 04/30/2024	(10,502)	10,200	10,202

Total Repurchase Agreements						$(42,396)	$41,358	$41,366

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.180%	09/07/2018	10/15/2018	$(776)	$(777)
BOS	2.180	08/08/2018	11/08/2018	(1,245)	(1,249)
RCY	2.410	09/25/2018	10/09/2018	(376)	(376)
SCX	2.250	08/22/2018	11/23/2018	(864)	(866)

Total Reverse Repurchase Agreements					$(3,268)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.160%	07/31/2018	10/30/2018	$(288)	$(289)

Total Sale-Buyback Transactions					$(289)

(e)	Securities with an aggregate market value of $3,514 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(3,031) at a weighted average interest rate of 1.928%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2018	232	$33,860	$198	$0	$(10)
Mini MSCI EAFE Index December Futures	12/2018	243	24,002	119	0	(218)

				$317	$0	$(228)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2018	3	$(526)	$4	$0	$(2)
U.S. Treasury 5-Year Note December Futures	12/2018	25	(2,812)	25	0	(1)
United Kingdom Long Gilt December Futures	12/2018	3	(473)	6	0	(1)

				$35	$0	$(4)

Total Futures Contracts				$352	$0	$(232)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$1,000	$18	$1	$19	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$1,000	$60	$19	$79	$0	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	2,200	(7)	44	37	0	0

					$53	$63	$116	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$700	$(14)	$43	$29	$0	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	3,400	19	183	202	0	(2)

						$5	$226	$231	$0	$(2)

Total Swap Agreements						$76	$290	$366	$0	$(2)

Cash of $2,843 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	10/2018	EUR	188		$221	$3	$0
	10/2018		$1,364	EUR	1,158	0	(20)
	11/2018	EUR	1,158		$1,367	19	0
	12/2018	TWD	10,534		346	0	(3)
	12/2018		$160	INR	11,404	0	(5)
CBK	10/2018	EUR	970		$1,134	8	0
	10/2018		$27	TRY	168	1	0
	11/2018	GBP	8		$10	0	0
	11/2018	MXN	1,831		97	0	0
GLM	10/2018	TRY	317		63	11	0
	10/2018		$111	MXN	2,101	1	0
	12/2018		92	COP	284,501	4	0
JPM	11/2018		98	JPY	10,800	0	(3)
MYI	11/2018	AUD	346		$253	2	0
SCX	12/2018	KRW	150,649		136	0	0
	12/2018		$142	IDR	2,105,541	0	(2)
UAG	11/2018		128	RUB	8,253	0	(3)

Total Forward Foreign Currency Contracts						$49	$(36)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/29/2019	$1,000	$94	$119

Total Purchased Options							$94	$119

Written Options: Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	03/29/2019	$4,700	$(94)	$(182)

Total Written Options							$(94)	$(182)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2021	0.613%	$100	$(2)	$3	$1	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.571	500	(15)	21	6	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	100	(9)	7	0	(2)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	200	(14)	10	0	(4)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.130	100	1	(1)	0	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2021	0.613	200	(5)	7	2	0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	100	(7)	5	0	(2)
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.999	100	(6)	6	0	0

Total Swap Agreements							$(57)	$58	$9	$(8)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$253	$0	$253
Corporate Bonds & Notes
Banking & Finance	0	4,042	0	4,042
Industrials	0	2,011	0	2,011
Utilities	0	800	0	800
Municipal Bonds & Notes
Pennsylvania	0	176	0	176
West Virginia	0	190	0	190
U.S. Government Agencies	0	17,190	0	17,190
U.S. Treasury Obligations	0	19,713	0	19,713
Non-Agency Mortgage-Backed Securities	0	760	0	760
Asset-Backed Securities	0	6,988	100	7,088
Short-Term Instruments
Repurchase Agreements	0	41,358	0	41,358
	$0	$93,481	$100	$93,581

Investments in Affiliates, at Value
Mutual Funds	4,057	0	0	4,057
Short-Term Instruments
Central Funds Used for Cash Management Purposes	15,028	0	0	15,028

	$19,085	$0	$0	$19,085

Total Investments	$19,085	$93,481	$100	$112,666

Financial Derivative Instruments - Assets
Over the counter	$0	$177	$0	$177

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(232)	(2)	0	(234)
Over the counter	0	(226)	0	(226)

	$(232)	$(228)	$0	$(460)

Total Financial Derivative Instruments	$(232)	$(51)	$0	$(283)

Totals	$18,853	$93,430	$100	$112,383

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.2% ¤
CORPORATE BONDS & NOTES 9.9%
BANKING & FINANCE 4.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$100
4.250% due 07/01/2020		700	707
4.625% due 10/30/2020		100	102
Aircastle Ltd.
7.625% due 04/15/2020		600	635
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(e)(f)	EUR	400	484
Bank of America Corp.
5.875% due 03/15/2028 •(e)		$230	228
Bank of Ireland
7.375% due 06/18/2020 •(e)(f)	EUR	200	252
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)		200	245
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,100	1,095
Deutsche Bank AG
4.250% due 10/14/2021		1,600	1,594
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		2,100	2,070
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,422
ING Bank NV
2.625% due 12/05/2022		500	486
John Deere Capital Corp.
2.656% (US0003M + 0.290%) due 06/22/2020 ~		1,200	1,203
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		500	502
7.000% due 06/27/2019 •(e)(f)	GBP	200	265
Macquarie Bank Ltd.
2.687% (US0003M + 0.350%) due 04/04/2019 ~		$700	701
Mitsubishi UFJ Financial Group, Inc.
4.201% (US0003M + 1.880%) due 03/01/2021 ~		247	255
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		200	201
Navient Corp.
5.500% due 01/15/2019		600	604
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		400	403
4.519% due 06/25/2024 •		300	299
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~		800	803
Toronto-Dominion Bank
2.250% due 03/15/2021		800	781
UBS AG
2.637% due 12/07/2018 •		900	900
2.907% due 06/08/2020 •		1,000	1,005
Unibail-Rodamco SE
3.109% (US0003M + 0.770%) due 04/16/2019 ~		800	802

			18,144

INDUSTRIALS 3.0%
BAT Capital Corp.
2.297% due 08/14/2020		900	882
2.909% due 08/14/2020 •		600	602
Bayer U.S. Finance LLC
3.003% (US0003M + 0.630%) due 06/25/2021 ~		2,100	2,109
Charter Communications Operating LLC
3.579% due 07/23/2020		2,700	2,703
DISH DBS Corp.
5.125% due 05/01/2020		500	506
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		600	600
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		600	600
3.034% (US0003M + 0.700%) due 06/15/2020 ~		900	904
Hyundai Capital America
2.000% due 07/01/2019		200	199

Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		900	899
4.057% due 05/25/2023		100	100
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		500	478
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~		690	690

			11,372

UTILITIES 2.1%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		600	606
3.289% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,113
5.150% due 02/15/2050		300	285
5.300% due 08/15/2058		100	96
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		200	201
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~		900	900
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~		1,200	1,204
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	140	163
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		$690	691
2.711% (US0003M + 0.400%) due 08/21/2020 ~		700	701
Petrobras Global Finance BV
5.999% due 01/27/2028		883	816
6.125% due 01/17/2022		238	246
6.625% due 01/16/2034	GBP	100	127
8.375% due 12/10/2018		$100	101
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		300	300
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~		300	300

			7,850

Total Corporate Bonds & Notes (Cost $37,509)			37,366

MUNICIPAL BONDS & NOTES 0.0%
SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.461% (US0003M + 0.140%) due 12/01/2023 ~		28	28

Total Municipal Bonds & Notes (Cost $28)			28

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
2.566% due 05/25/2042 •		4	4
2.896% due 02/25/2041 •		331	338
2.947% due 10/01/2044 •		5	5
3.530% due 11/01/2035 •		16	16
3.914% due 05/25/2035 ~		25	26
4.038% due 01/01/2036 •		50	52
4.162% due 11/01/2034 •		20	21
4.468% due 07/01/2035 •		13	13
Fannie Mae, TBA
3.500% due 10/01/2033 - 11/01/2048		33,180	32,641
4.000% due 11/01/2048 - 12/01/2048		26,500	26,708
Freddie Mac
2.346% due 08/25/2031 •		1	1
2.432% due 07/15/2044 •		672	670
2.608% due 08/15/2033 - 09/15/2042 •		1,246	1,250
2.913% due 02/25/2045 •		55	55
3.548% due 01/01/2034 •		5	5
4.079% due 09/01/2036 †•		93	97
4.142% due 10/01/2036 †•		64	66
4.238% due 07/01/2036 †•		110	115
Ginnie Mae
3.247% due 04/20/2067 •		478	492
NCUA Guaranteed Notes
2.530% due 10/07/2020 •		269	270
2.681% due 12/08/2020 •		729	733

Small Business Administration
5.510% due 11/01/2027		155	163

Total U.S. Government Agencies (Cost $63,924)			63,741

U.S. TREASURY OBLIGATIONS 88.8%
U.S. Treasury Bonds
3.000% due 05/15/2045 †		80	77
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (h)		51,906	51,591
0.125% due 04/15/2020 (h)		82,216	81,169
0.125% due 04/15/2021 (h)		40,649	39,832
0.125% due 01/15/2022 (l)		868	847
0.125% due 04/15/2022 (l)		1,513	1,470
0.125% due 07/15/2022		3,975	3,880
0.125% due 01/15/2023		1,704	1,650
0.125% due 07/15/2024		4,276	4,110
0.125% due 07/15/2026		2,818	2,659
0.250% due 01/15/2025		8,305	7,973
0.375% due 07/15/2023		8,867	8,697
0.375% due 07/15/2025		2,716	2,632
0.375% due 07/15/2025 †(j)		2,444	2,368
0.375% due 01/15/2027 (l)		407	389
0.500% due 01/15/2028 (h)		21,155	20,319
0.625% due 07/15/2021		4,374	4,364
0.625% due 04/15/2023		2,668	2,635
0.625% due 01/15/2024		5,102	5,036
0.625% due 01/15/2026		8,039	7,872
0.625% due 02/15/2043 (l)		153	140
0.750% due 02/15/2045		2,247	2,093
0.875% due 02/15/2047		3,539	3,390
1.000% due 02/15/2048		2,128	2,104
1.250% due 07/15/2020 (h)		24,324	24,607
1.375% due 01/15/2020		4,263	4,295
1.375% due 02/15/2044 †		108	116
1.750% due 01/15/2028		5,862	6,280
1.875% due 07/15/2019 (j)		4,662	4,720
2.000% due 01/15/2026		4,561	4,909
2.125% due 02/15/2040		408	494
2.125% due 02/15/2041 (l)		1,013	1,234
2.375% due 01/15/2025 (h)		17,915	19,528
2.375% due 01/15/2027 (l)		125	139
2.500% due 01/15/2029 †		6,014	6,920
3.375% due 04/15/2032		1,658	2,157
3.875% due 04/15/2029 †		935	1,206

Total U.S. Treasury Obligations (Cost $339,790)			333,902

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Alliance Bancorp Trust
2.456% due 07/25/2037 •		234	211
Banc of America Funding Trust
3.835% due 06/29/2037 ~		252	218
Banc of America Mortgage Trust
3.659% due 11/25/2035 ^~		18	18
3.941% due 11/25/2034 ~		36	37
4.396% due 06/25/2035 ~		64	61
BCAP LLC Trust
5.250% due 08/26/2037 ~		304	313
Bear Stearns Adjustable Rate Mortgage Trust
3.767% due 03/25/2035 ~		55	54
3.995% due 01/25/2035 ~		173	174
4.145% due 07/25/2036 ^~		65	61
Citigroup Mortgage Loan Trust
4.186% due 09/25/2037 ^~		299	289
Countrywide Alternative Loan Trust
2.336% due 06/25/2036 •		770	723
2.360% due 12/20/2046 ^•		1,148	989
6.000% due 02/25/2037 ^		179	129
Countrywide Home Loan Mortgage Pass-Through Trust
3.912% due 08/25/2034 ^~		17	17
4.529% due 11/19/2033 ~		2	2
Credit Suisse Mortgage Capital Certificates
2.215% due 09/29/2036 •		741	700
Credit Suisse Mortgage Capital Mortgage-Backed Trust
9.510% due 10/26/2036 ~		83	75
Eurosail PLC
1.750% due 06/13/2045 •	GBP	366	475
First Horizon Alternative Mortgage Securities Trust
4.105% due 06/25/2034 ~		$9	9
6.000% due 02/25/2037		62	49
GreenPoint Mortgage Funding Trust
2.756% due 11/25/2045 •		9	8

GS Mortgage Securities Trust
3.849% due 12/10/2043		234	236
GSR Mortgage Loan Trust
3.648% due 01/25/2035 ~		26	26
HarborView Mortgage Loan Trust
2.408% due 03/19/2036 •		44	41
HomeBanc Mortgage Trust
2.546% due 10/25/2035 •		67	67
IndyMac Mortgage Loan Trust
4.295% due 11/25/2035 ^~		48	48
JPMorgan Mortgage Trust
4.219% due 02/25/2035 ~		70	70
4.410% due 07/25/2035 ~		29	29
4.608% due 08/25/2035 ~		49	49
MASTR Adjustable Rate Mortgages Trust
4.416% due 11/21/2034 ~		21	22
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.898% due 09/15/2030 •		112	111
Residential Accredit Loans, Inc. Trust
3.205% due 09/25/2045 •		113	110
Residential Asset Securitization Trust
2.616% due 05/25/2035 •		90	78
Sequoia Mortgage Trust
2.365% due 07/20/2036 •		214	206
Structured Adjustable Rate Mortgage Loan Trust
3.245% due 01/25/2035 •		11	10
4.163% due 12/25/2034 ~		10	10
4.231% due 02/25/2034 ~		12	12
Structured Asset Mortgage Investments Trust
2.426% due 04/25/2036 •		15	14
2.828% due 10/19/2034 •		15	15
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,526
WaMu Mortgage Pass-Through Certificates Trust
2.615% due 05/25/2047 •		206	196
3.707% due 12/25/2035 ~		114	111
4.045% due 08/25/2035 ~		16	15
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		19	17
Wells Fargo Mortgage-Backed Securities Trust
3.837% due 03/25/2036 ^~		90	87
4.168% due 06/25/2033 ~		36	36

Total Non-Agency Mortgage-Backed Securities (Cost $7,288)			7,754

ASSET-BACKED SECURITIES 7.0%
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •		111	106
Argent Securities Trust
2.366% due 07/25/2036 •		407	347
Atrium Corp.
3.177% due 04/22/2027 •		400	398
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	350	405
Brookside Mill CLO Ltd.
3.156% due 01/17/2028 •		$2,060	2,056
Catamaran CLO Ltd.
3.187% due 01/27/2028 •		600	598
CIFC Funding Ltd.
3.119% due 04/15/2027 •		640	636
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		675	683
Citigroup Mortgage Loan Trust
2.446% due 12/25/2036 •		53	39
Citigroup Mortgage Loan Trust, Inc.
2.546% due 10/25/2036 •		400	381
CoreVest American Finance Trust
2.968% due 10/15/2049		188	183
Countrywide Asset-Backed Certificates
2.466% due 03/25/2037 •		200	188
3.958% due 04/25/2036 ~		9	9
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		308	312
Credit-Based Asset Servicing & Securitization LLC
2.336% due 07/25/2037 •		14	10
Flagship Ltd.
3.468% due 01/20/2026 •		491	491
Fremont Home Loan Trust
2.351% due 10/25/2036 •		148	140
GSAMP Trust
2.286% due 12/25/2036 •		59	36
3.191% due 03/25/2035 ^•		134	118
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		300	299

IndyMac Mortgage Loan Trust
2.286% due 07/25/2036 •		287	135
Jamestown CLO Ltd.
3.029% due 07/15/2026 •		608	607
3.165% due 07/25/2027 •		250	249
3.556% due 01/17/2027 •		961	962
Jubilee CLO BV
0.481% due 12/15/2029 •	EUR	1,950	2,260
Lehman XS Trust
2.376% due 05/25/2036 •		$169	170
5.226% due 06/25/2036 Ø		155	144
Marathon CLO Ltd.
3.182% due 11/21/2027 •		1,920	1,911
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036 Ø		834	393
6.000% due 07/25/2047 ^~		91	72
Navient Student Loan Trust
3.366% due 03/25/2066 •		542	551
OCP CLO Ltd.
3.139% due 07/15/2027 •		300	299
3.155% due 10/26/2027 •		1,020	1,021
Renaissance Home Equity Loan Trust
3.316% due 09/25/2037 •		1,091	614
Residential Asset Securities Corp. Trust
2.546% due 04/25/2036 •		200	199
Securitized Asset-Backed Receivables LLC Trust
2.466% due 05/25/2036 •		636	413
SLM Private Education Loan Trust
1.850% due 06/17/2030		189	188
4.408% due 06/16/2042 •		220	226
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	11	13
0.000% due 01/25/2024 •		247	287
0.000% due 06/17/2024 •		85	98
2.375% due 04/25/2019 •		$424	423
2.885% due 10/25/2064 •		500	500
3.835% due 04/25/2023 •		1,693	1,731
SoFi Professional Loan Program LLC
2.050% due 01/25/2041		543	538
Sound Point CLO Ltd.
3.199% due 04/15/2027 •		800	798
Structured Asset Securities Corp. Mortgage Loan Trust
3.604% due 04/25/2035 •		197	194
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •		500	501
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø		81	81
Venture CLO Ltd.
3.159% due 04/15/2027 •		940	936
3.219% due 07/15/2027 •		400	399
VOLT LLC
3.125% due 09/25/2047 Ø		375	372
3.250% due 06/25/2047 Ø		134	134
Voya CLO Ltd.
3.055% due 07/25/2026 •		700	700
Z Capital Credit Partners CLO Ltd.
3.289% due 07/16/2027 •		710	709

Total Asset-Backed Securities (Cost $26,167)			26,263

SOVEREIGN ISSUES 6.0%
Argentina Government International Bond
5.875% due 01/11/2028		300	238
6.875% due 01/26/2027		910	776
30.131% (BADLARPP) due 10/04/2022 ~	ARS	100	4
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		3,233	75
43.077% (ARLLMONP) due 06/21/2020 ~		16,487	466
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	1,790	1,329
3.000% due 09/20/2025 (d)		2,051	1,708
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	122
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (b)	BRL	35,673	8,697
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	917	915
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	60	76
3.750% due 07/26/2023		170	224
3.875% due 05/06/2022		150	194
4.250% due 11/04/2025		110	150
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (d)		202	239
2.350% due 09/15/2019 (d)		914	1,095

2.350% due 09/15/2024 (d)		373	456
Mexico Government International Bond
7.750% due 05/29/2031	MXN	7,972	417
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	2,695	1,890
Qatar Government International Bond
3.875% due 04/23/2023		$400	404
5.103% due 04/23/2048		300	313
Saudi Government International Bond
4.000% due 04/17/2025		260	261
United Kingdom Gilt
0.125% due 03/22/2046 (d)	GBP	63	127
0.125% due 08/10/2048 (d)		133	278
0.125% due 11/22/2056 (d)		43	101
0.125% due 11/22/2065 (d)		206	570
0.750% due 11/22/2047		217	512
1.875% due 11/22/2022 (d)		370	567
4.250% due 12/07/2027		300	486

Total Sovereign Issues (Cost $24,881)			22,690

SHORT-TERM INSTRUMENTS 25.5%
COMMERCIAL PAPER 4.5%
Bank of Montreal
1.684% due 10/04/2018	CAD	200	155
1.715% due 10/01/2018		500	387
Bank of Nova Scotia
1.701% due 10/09/2018		400	310
1.705% due 10/10/2018		600	464
1.719% due 10/01/2018		100	77
Energy Transfer Partners
2.800% due 10/03/2018		$1,400	1,400
HSBC Holdings PLC
1.736% due 10/19/2018	CAD	300	232
1.746% due 10/04/2018		400	310
1.746% due 10/15/2018		600	464
1.749% due 10/09/2018		600	464
1.749% due 10/17/2018		100	77
Hyundai Capital America
2.480% due 11/05/2018		$3,500	3,491
Mondelez International, Inc.
2.480% due 11/21/2018		3,000	2,989
Royal Bank of Canada
1.684% due 10/22/2018	CAD	400	309
1.694% due 10/25/2018		200	155
1.705% due 10/04/2018		700	542
1.723% due 10/04/2018		1,000	774
Schlumberger Holdings
2.300% due 10/01/2018		$3,700	3,699
Toronto-Dominion Bank
1.676% due 10/24/2018	CAD	100	77
1.678% due 10/22/2018		300	232
1.690% due 10/12/2018		200	154

			16,762

REPURCHASE AGREEMENTS (g) 16.8%			63,080

ARGENTINA TREASURY BILLS 0.2%
(30.917)% due 10/12/2018 - 12/28/2018 (a)(b)	ARS	2,580	65
2.878% due 10/12/2018 - 11/16/2018 (a)(b)		$686	684

			749

GREECE TREASURY BILLS 0.1%
1.082% due 10/05/2018 (b)(c)	EUR	330	383

JAPAN TREASURY BILLS 1.7%
(0.153)% due 10/29/2018 (b)(c)	JPY	730,000	6,426

U.S. TREASURY BILLS 2.2%
1.947% due 10/04/2018 †(a)(b)		$8,419	8,418

Total Short-Term Instruments (Cost $95,936)		95,818

Total Investments in Securities (Cost $595,523)		587,562

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	1,259,036	12,448

Total Short-Term Instruments (Cost $12,448)		12,448

Total Investments in Affiliates (Cost $12,448)		12,448

Total Investments 159.5% (Cost $607,971)		$600,010
Financial Derivative Instruments (i)(k) 3.8% (Cost or Premiums, net $689)		14,198
Other Assets and Liabilities, net (63.3)%		(238,069)

Net Assets 100.0%		$376,139

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	2.330	% †	09/28/2018	10/01/2018	$38,200	U.S. Treasury Bonds 3.625% due 02/15/2044	$(19,399)	$38,200	$38,207
						U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(19,473)
FICC	1.750		09/28/2018	10/01/2018	762	U.S. Treasury Bonds 3.625% due 02/15/2044	(778)	762	762
SAL	2.330	†	09/28/2018	10/01/2018	19,100	U.S. Treasury Notes 2.125% due 02/29/2024	(19,493)	19,100	19,104
SSB	1.100	†	09/28/2018	10/01/2018	418	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	(429)	418	418
TDM	2.340	†	09/28/2018	10/01/2018	4,600	U.S. Treasury Notes 2.125% due 02/29/2024	(4,704)	4,600	4,601

Total Repurchase Agreements							$(64,276)	$63,080	$63,092

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	2.280%	09/11/2018	11/13/2018	$(7,063)	$(7,071)
	2.350	09/20/2018	10/04/2018	(3,723)	(3,726)
TDM	2.100	08/03/2018	10/05/2018	(3,430)	(3,442)
	2.140	08/07/2018	10/09/2018	(156,997)	(157,510)
	2.160	09/05/2018	10/05/2018	(7,034)	(7,045)

Total Sale-Buyback Transactions					$(178,794)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.7)%
Fannie Mae, TBA	3.000%	11/01/2048	$6,600	$(6,334)	$(6,310)

Total Short Sales (1.7)%				$(6,334)	$(6,310)

(h)	Securities with an aggregate market value of $178,658 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(194,242) at a weighted average interest rate of 1.824%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for sale-buyback transactions includes $(97) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT Corn December Futures †	$400.000	11/23/2018	6	30	$2	$0
Call - CBOT Corn December Futures †	410.000	11/23/2018	1	5	0	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	4	4	3	0

					$5	$0

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$104.500	11/23/2018	5	$10	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.250	11/23/2018	161	161	2	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.500	11/23/2018	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	109.500	11/23/2018	8	8	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	110.500	11/23/2018	103	103	1	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	105	105	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	160.000	11/23/2018	8	8	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	165.000	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	175.000	11/23/2018	37	37	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	178.000	11/23/2018	191	191	2	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	200.000	11/23/2018	1	1	0	0

					$6	$1

Total Purchased Options					$11	$1

Written Options: Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT Wheat December Futures †	$590.000	11/23/2018	4	20	$(2)	$(1)
Call - NYMEX Crude December Futures †	74.000	11/14/2018	12	12	(13)	(26)
Put - NYMEX Natural Gas December Futures †	2.850	11/27/2018	12	120	(7)	(7)
Put - NYMEX Natural Gas December Futures †	2.900	11/27/2018	12	120	(7)	(9)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	4	4	(5)	0
Call - NYMEX WTI-Brent Crude Spread November Futures †	5.500	09/27/2018	2	0	0	0

					$(34)	$(43)

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	12	$12	$(7)	$(16)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	9	9	(4)	(4)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	15	15	(12)	(28)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	6	6	(2)	(2)
Call - NYMEX Crude November 2018 Futures †	71.000	10/17/2018	12	12	(12)	(36)
Put - NYMEX Natural Gas November 2018 Futures †	2.750	10/26/2018	24	240	(10)	(2)

					$(47)	$(88)

Total Written Options					$(81)	$(131)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2	$487	$(2)	$0	$0
90-Day Eurodollar December Futures	12/2019	2	484	(3)	0	0
90-Day Eurodollar June Futures	06/2019	2	485	(3)	0	0
90-Day Eurodollar March Futures	03/2019	2	486	(2)	0	0
90-Day Eurodollar September Futures	09/2019	2	485	(3)	0	0
Brent (ICE) Dubai December Futures †	12/2018	2	5	1	0	0
Brent (ICE) Dubai November Futures †	11/2018	2	5	0	0	0
Brent (ICE) Dubai October Futures †	10/2018	2	4	0	0	0
Brent Crude December Futures †	10/2018	3	248	5	3	0
Brent Crude December Futures †	10/2019	10	783	19	11	0
Brent Crude December Futures †	10/2020	66	4,876	329	52	0
Brent Crude February Futures †	12/2018	6	491	8	6	0
Brent Crude January Futures †	11/2018	6	493	19	10	0
Brent Crude March Futures †	01/2019	11	897	50	13	0
Brent Crude October Futures †	08/2019	6	474	7	5	0
Call Options Strike @ EUR 162.000 on Euro-OAT France Government 10-Year Bond December 2018 Futures	11/2018	10	0	0	0	0
Chicago Ethanol (Platts) December Futures †	12/2018	5	277	(31)	0	(3)
Chicago Ethanol (Platts) January Futures †	01/2019	1	56	1	0	(1)
Chicago Ethanol (Platts) November Futures †	11/2018	3	164	(2)	0	(2)
Chicago Ethanol (Platts) October Futures †	10/2018	1	54	(5)	0	(1)
Copper May Futures †	05/2019	5	783	25	0	0
Corn December Futures †	12/2019	5	98	0	0	(2)
Cotton No. 2 March Futures †	03/2019	4	155	(14)	0	(2)
Euro-Bund 10-Year Bond December Futures	12/2018	45	8,296	(37)	23	(3)
Gas Oil March Futures †	03/2019	2	143	6	3	0
Hard Red Winter Wheat December Futures †	12/2018	16	409	(16)	0	(5)
Hard Red Winter Wheat July Futures †	07/2019	4	110	0	0	(1)
Henry Hub Natural Gas Swap December Futures †	11/2018	4	31	1	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	4	30	0	0	0
Lead March Futures †	03/2019	3	153	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	1	6	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	1	5	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	1	7	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	1	4	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	1	6	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	1	6	3	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	1	5	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	1	5	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	1	6	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	1	6	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	1	7	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	1	4	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	1	8	5	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	1	4	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	1	4	1	0	0
Natural Gas February Futures †	01/2019	11	339	(4)	0	(4)
Natural Gas March Futures †	02/2019	16	468	(3)	0	(1)
Natural Gas October Futures †	09/2019	12	322	2	1	0
New York Harbor ULSD March Futures †	02/2019	2	197	9	2	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	19	0	0	0	0
RBOB Gasoline March Futures †	02/2019	2	176	10	2	0
Soybean July Futures †	07/2019	12	538	(6)	0	(6)
U.S. Treasury 2-Year Note December Futures	12/2018	5	1,054	(3)	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	184	20,696	(183)	10	0
U.S. Treasury 10-Year Note December Futures †	12/2018	211	25,063	(358)	6	0
WCS Oil Monthly Index December Futures †	11/2018	1	34	8	1	0
WCS Oil Monthly Index November Futures †	10/2018	1	36	10	1	0
White Sugar March Futures †	02/2019	9	144	(3)	3	0
WTI Crude April Futures †	03/2019	8	578	53	9	0
WTI Crude December Futures †	11/2018	5	365	18	6	0
WTI Crude December Futures †	11/2020	1	66	5	1	0
WTI Crude December Futures †	11/2021	6	374	29	4	0
WTI Crude January Futures †	12/2018	3	219	3	3	0
WTI Crude June Futures †	05/2019	14	1,006	92	15	0
WTI Crude June Futures †	05/2020	13	878	84	10	0
WTI Crude June Futures †	05/2021	10	638	67	6	0
WTI Crude March Futures †	02/2019	16	1,160	93	17	0
WTI Crude March Futures †	02/2020	26	1,783	254	21	0
WTI Crude November Futures †	10/2018	9	659	17	8	0
WTI Crude September Futures †	08/2019	64	4,532	602	62	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	1	6	3	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	1	5	3	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	1	4	2	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	1	6	4	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	1	6	4	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	1	5	3	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	1	6	3	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	1	6	3	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	1	6	3	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	1	4	2	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	1	4	2	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	1	5	2	0	0
Zinc March Futures †	03/2019	2	130	11	0	0

				$1,222	$314	$(31)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	03/2019	3	$(155)	$0	$0	$0
Australia Government 3-Year Note December Futures	12/2018	22	(1,769)	2	0	(2)
Australia Government 10-Year Bond December Futures	12/2018	8	(745)	6	0	(4)
Brent Crude December Futures †	10/2021	15	(1,055)	(58)	0	(9)
Brent Crude December Futures †	10/2022	1	(68)	(12)	0	(1)
Brent Crude June Futures †	04/2019	45	(3,627)	(162)	0	(50)
Brent Crude June Futures †	05/2020	36	(2,738)	(187)	0	(31)
Brent Crude June Futures †	04/2021	4	(288)	(38)	0	(3)
Brent Crude September Futures †	07/2019	5	(397)	(31)	0	(5)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	18	(5)	3	0	(3)
Call Options Strike @ USD 82.000 on Brent Crude December 2018 Futures †	10/2018	12	(32)	(20)	0	(8)
Call Options Strike @ USD 86.000 on Brent Crude January 2019 Futures †	11/2018	12	(22)	(7)	0	(5)
Cocoa March Futures †	03/2019	2	(42)	3	1	0
Copper May Futures †	05/2019	11	(779)	(29)	0	(6)
Corn December Futures †	12/2018	16	(285)	7	7	0
Corn July Futures †	07/2019	3	(57)	9	1	0
Corn March Futures †	03/2019	9	(166)	11	4	0
Euro-BTP Italy Government Bond December Futures	12/2018	19	(2,698)	49	98	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	82	(14,381)	103	1	(34)
Gold 100 oz. December Futures †	12/2018	2	(239)	2	0	(2)
Henry Hub Natural Gas December Futures †	11/2018	4	(31)	(1)	0	0
Henry Hub Natural Gas November Futures †	10/2018	4	(30)	0	1	0
Japan Government 10-Year Bond December Futures	12/2018	3	(3,963)	1	2	(2)
Natural Gas April Futures †	03/2019	8	(212)	(1)	0	(1)
Natural Gas December Futures †	11/2018	4	(124)	0	2	0
Natural Gas January Futures †	12/2018	28	(887)	(11)	13	0
Natural Gas May Futures †	04/2019	2	(52)	(1)	0	0
Natural Gas November Futures †	10/2018	2	(60)	(5)	1	0
Nickel March Futures †	03/2019	1	(76)	(1)	0	0
Platinum January Futures †	01/2019	4	(164)	(7)	0	(2)
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	10	(14)	(4)	6	0
Silver December Futures †	12/2018	1	(74)	1	0	(2)
Soybean March Futures †	03/2019	4	(175)	0	2	0
Soybean November Futures †	11/2019	12	(547)	(5)	5	0
Sugar No. 11 March Futures †	02/2019	20	(251)	9	0	(7)
U.S. Treasury 10-Year Ultra December Futures	12/2018	45	(5,670)	104	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	210	(29,505)	777	33	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	1	(154)	4	0	0
United Kingdom Long Gilt December Futures	12/2018	95	(14,975)	190	1	(20)
Wheat December Futures †	12/2018	2	(51)	1	0	0
Wheat July Futures †	07/2019	3	(81)	1	0	0
Wheat March Futures †	03/2019	5	(132)	21	1	0
Wheat May Futures †	05/2019	1	(27)	3	0	0
WTI Brent Financial April Futures †	04/2019	2	(17)	(3)	0	0
WTI Brent Financial August Futures †	08/2019	2	(17)	(3)	0	0
WTI Brent Financial December Futures †	12/2018	1	(9)	(5)	0	0
WTI Brent Financial December Futures †	12/2019	2	(17)	(3)	0	0
WTI Brent Financial February Futures †	02/2019	2	(18)	(4)	0	0
WTI Brent Financial January Futures †	01/2019	2	(18)	(4)	0	0
WTI Brent Financial July Futures †	07/2019	2	(17)	(3)	0	0
WTI Brent Financial June Futures †	06/2019	2	(17)	(3)	0	0
WTI Brent Financial March Futures †	03/2019	2	(17)	(4)	0	0
WTI Brent Financial May Futures †	05/2019	2	(17)	(3)	0	0
WTI Brent Financial November Futures †	11/2018	1	(9)	(5)	0	0
WTI Brent Financial November Futures †	11/2019	2	(17)	(3)	0	0
WTI Brent Financial October Futures †	10/2018	1	(10)	(5)	0	0
WTI Brent Financial October Futures †	10/2019	2	(17)	(3)	0	0
WTI Brent Financial September Futures †	09/2019	2	(17)	(3)	0	0
WTI Crude December Futures †	11/2018	1	(73)	(3)	0	(1)
WTI Crude December Futures †	11/2019	83	(5,789)	(468)	0	(72)
WTI Crude December Futures †	11/2020	31	(2,036)	(204)	0	(22)
WTI Crude December Futures †	11/2022	4	(239)	(26)	0	(2)
WTI Crude July Futures †	06/2019	1	(72)	(3)	0	(1)
WTI Crude June Futures †	05/2019	27	(1,940)	(127)	0	(27)
WTI Crude June Futures †	05/2020	2	(135)	(11)	0	(2)
WTI-Brent August Futures †	07/2019	3	(213)	(25)	0	(3)

				$(194)	$179	$(327)

Total Futures Contracts				$1,028	$493	$(358)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	130	$2	$0	$2	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$	903	$(57)	$(15)	$(72)	$0	$0
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		2,100	(148)	(8)	(156)	0	(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	2,000	(35)	(17)	(52)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,500	(156)	17	(139)	1	0

						$(396)	$(23)	$(419)	$1	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	1,420	$4	$213	$217	$6	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		300	1	18	19	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		693	4	33	37	3	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		290	1	13	14	1	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	(25)	(22)	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022	$	25,700	1,518	(2,207)	(689)	13	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		6,000	8	(169)	(161)	3	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		13,100	(506)	(48)	(554)	7	0
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,700	0	(32)	(32)	1	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	(39)	(39)	2	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	(39)	(39)	1	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,200	(26)	(64)	(90)	2	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		1,750	9	48	57	0	0
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		4,700	(20)	192	172	0	(1)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,700	59	150	209	0	(1)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		6,100	(42)	382	340	0	(1)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,000	(3)	115	112	0	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		8,800	205	229	434	0	(2)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		6,270	(102)	577	475	0	(3)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		8,140	(25)	59	34	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,600	144	30	174	0	(1)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		4,350	50	85	135	0	(3)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		7,700	0	26	26	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		4,326	187	143	330	4	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		480	48	47	95	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,380	286	17	303	2	0
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		1,560	0	(24)	(24)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		310	0	13	13	0	0
Receive (6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		300	0	13	13	0	0
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		300	0	13	13	0	0
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		200	5	12	17	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	2,770	45	25	70	0	(4)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		1,370	(8)	12	4	0	(11)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	263,000	(5)	10	5	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		70,000	(1)	4	3	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		230,000	(12)	5	(7)	0	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	1,040	0	(1)	(1)	2	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		700	0	(4)	(4)	1	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		960	0	1	1	2	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	0	(1)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		400	1	(2)	(1)	1	0
Pay	CPURNSA	2.070	Maturity	03/23/2019	$	12,800	1	22	23	0	0
Pay	CPURNSA	1.980	Maturity	04/10/2019		2,140	0	4	4	0	0
Pay	CPURNSA	1.970	Maturity	04/27/2019		7,920	0	15	15	3	0
Pay	CPURNSA	1.925	Maturity	05/08/2019		1,170	0	3	3	0	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		2,000	0	14	14	3	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,500	0	18	18	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,500	0	18	18	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		1,100	37	4	41	0	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	23	3	26	0	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		700	0	11	11	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		3,970	0	25	25	0	(2)
Pay	CPURNSA	2.263	Maturity	04/27/2023		2,120	0	4	4	0	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		630	0	2	2	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		960	0	0	0	0	(1)
Receive	CPURNSA	1.730	Maturity	07/26/2026		1,100	(59)	(6)	(65)	0	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		1,900	(93)	(11)	(104)	1	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		600	(6)	(25)	(31)	0	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	(4)	(40)	0	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		700	(32)	(4)	(36)	0	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		500	(24)	(3)	(27)	0	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	(50)	(50)	1	0
Receive	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	(39)	(39)	1	0
Receive	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	(50)	(50)	1	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		650	0	(15)	(15)	0	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		600	0	(16)	(16)	0	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	(35)	(35)	1	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	(12)	(8)	2	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		630	0	(1)	(1)	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		950	0	0	0	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		960	0	0	0	0	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		1,800	0	(2)	(2)	0	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	170	0	1	1	0	0
Pay	FRCPXTOB	1.150	Maturity	08/06/2020		350	0	1	1	0	0
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		1,890	1	5	6	0	(1)
Pay	FRCPXTOB	1.315	Maturity	08/15/2020		3,120	0	12	12	1	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		800	0	2	2	0	(2)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		1,200	0	(7)	(7)	2	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		450	0	0	0	1	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,970	0	4	4	4	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		300	0	1	1	1	0
Receive	FRCPXTOB	1.618	Maturity	07/15/2028		820	0	3	3	1	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	8	9	0	0
Receive	FRCPXTOB	3.513	Maturity	09/15/2028	GBP	700	0	1	1	0	0
Receive	UKRPI	3.190	Maturity	04/15/2030		1,300	(73)	27	(46)	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030		2,900	(38)	41	3	0	(1)
Receive	UKRPI	3.400	Maturity	06/15/2030		2,500	35	(13)	22	2	0
Receive	UKRPI	3.530	Maturity	10/15/2031		140	4	(4)	0	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		4,710	2	(55)	(53)	0	(5)
Receive	UKRPI	3.358	Maturity	04/15/2035		300	(7)	2	(5)	0	(1)
Pay	UKRPI	3.585	Maturity	10/15/2046		640	(51)	24	(27)	3	0
Pay	UKRPI	3.428	Maturity	03/15/2047		1,620	93	26	119	5	0

							$1,609	$(220)	$1,389	$89	$(47)

Total Swap Agreements							$1,215	$(243)	$972	$90	$(48)

(j)

Securities with an aggregate market value of $1,840 and cash of $1,884 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	JPY	30,000		$272	$7	$0
	10/2018		$5,041	AUD	6,946	0	(20)
	11/2018	AUD	6,946		$5,042	20	0
	11/2018		$642	GBP	491	0	(1)
BPS	10/2018	ARS	8,074		$212	17	0
	10/2018	BRL	6,676		1,904	251	0
	10/2018	JPY	210,000		1,902	50	0
	10/2018		$88	ARS	3,535	0	(3)
	10/2018		1,685	BRL	6,676	0	(32)
	10/2018		7,127	EUR	6,051	0	(101)
	10/2018		646	GBP	491	0	(6)
	11/2018	EUR	6,051		$7,144	102	0
	12/2018	KRW	835,238		748	0	(6)
	12/2018	TWD	11,623		381	0	(3)
	01/2019	BRL	14,078		3,798	338	0
BRC	10/2018	JPY	210,000		1,903	51	0
CBK	10/2018	CAD	1,000		774	0	(1)
	10/2018	EUR	6,051		7,074	48	0
	10/2018	MXN	3,040		156	0	(6)
	10/2018		$2,253	GBP	1,710	0	(24)
	01/2019	BRL	3,905		$1,027	67	0
DUB	10/2018		976		244	2	0
	10/2018		$239	BRL	976	3	0
	11/2018	BRL	976		$238	0	(3)
GLM	10/2018	AUD	5,897		4,267	4	0
	10/2018	CAD	200		152	0	(3)
	12/2018		$721	COP	2,249,441	37	0
HUS	10/2018	CAD	6,329		$4,840	0	(60)
	10/2018	EUR	80		99	6	0
	10/2018	NZD	2,680		1,771	0	(5)
	10/2018		$1,783	NZD	2,680	0	(7)
	11/2018	NZD	2,680		$1,783	7	0
	11/2018		$1,250	GBP	957	0	(1)
	12/2018	CNH	6,153		$902	11	0
JPM	10/2018	AUD	1,049		755	0	(3)
	10/2018	BRL	12,000		2,997	26	0
	10/2018	JPY	228,100		2,021	14	0
	10/2018		$3,075	BRL	12,000	0	(104)
	10/2018		6,396	GBP	4,854	0	(69)
	11/2018	GBP	4,559		$6,014	64	0
	11/2018		$2,026	JPY	228,100	0	(14)
	01/2019	BRL	16,449		$4,430	387	0
MSB	01/2019		$1,435	BRL	5,400	0	(108)
NGF	12/2018	SGD	522		$382	0	(1)
RBC	10/2018	CAD	500		380	0	(7)
	10/2018	GBP	6,564		8,538	0	(17)
RYL	10/2018	EUR	250		312	22	0
SCX	10/2018	BRL	7,300		2,112	305	0
	10/2018	CAD	400		309	0	(1)
	10/2018		$1,823	BRL	7,300	0	(16)
	12/2018		509	IDR	7,572,726	0	(8)
	01/2019	BRL	6,641		$1,784	152	0
SSB	10/2018	CAD	600		461	0	(3)
	10/2018		$2,055	JPY	228,100	0	(48)
UAG	10/2018	CAD	600		$456	0	(8)
	10/2018	JPY	280,000		2,538	68	0
	11/2018		$751	RUB	48,210	0	(19)

Total Forward Foreign Currency Contracts						$2,059	$(708)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.000% due 10/01/2048	$109.000	10/04/2018	$6,600	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	73.500	11/06/2018	8,380	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	77.000	11/06/2018	20,000	2	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	70.000	11/06/2018	6,000	0	0

Total Purchased Options					$2	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR 2,000	$(3)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	4.000	10/17/2018	$730	$(17)	$(22)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$12,100	$(108)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		1,000	(13)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(54)	(7)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$600	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,600	(52)	(2)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,000	(37)	(2)

							$(268)	$(11)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$3,900	$(22)	$(13)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$29,700	$(23)	$(39)

Total Written Options						$(333)	$(86)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EUR5050 2H18 †	$12.060	Maturity	12/31/2018	300	$0	$1	$1	$0
	Receive	EURMARGIN 4Q19 †	6.080	Maturity	12/31/2019	300	0	0	0	0
	Receive	EURSIMP 4Q18 †	3.330	Maturity	12/31/2018	600	0	0	0	0
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	300	0	1	1	0
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	600	0	0	0	0
	Receive	PLATGOLD N9 †	410.750	Maturity	07/09/2019	300	0	8	8	0
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	4,800	0	9	9	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	600	(4)	(5)	0	(9)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	200	0	(3)	0	(3)
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	1,867	(6)	(30)	0	(36)
GST	Pay	CBOT Wheat December Futures †	5.143	Maturity	11/23/2018	35,000	0	2	2	0
	Pay	CBOT Wheat December Futures †	5.320	Maturity	11/23/2018	35,000	0	8	8	0
	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	2,400	0	(8)	0	(8)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	600	0	(1)	0	(1)
	Receive	EURMARGIN 1Q19 †	6.040	Maturity	03/31/2019	600	0	0	0	0
	Receive	EURMARGIN 4Q18 †	5.950	Maturity	12/31/2018	600	0	0	0	0
	Pay	EURSIMP 4Q18 †	3.700	Maturity	12/31/2018	1,200	0	1	1	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	2,400	0	6	6	0
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	600	0	(3)	0	(3)
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	300	0	1	1	0
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	200	0	(3)	0	(3)
	Pay	WCS 4Q18 †	20.600	Maturity	12/31/2018	1,200	0	17	17	0
JPM	Pay	CBOT Wheat December Futures †	5.079	Maturity	11/23/2018	25,000	0	0	0	0
	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	600	0	(1)	0	(1)
	Receive	EURMARGIN 4Q18 †	5.990	Maturity	12/31/2018	150	0	0	0	0
	Receive	EURMARGIN CAL20 †	9.900	Maturity	12/31/2020	1,200	0	0	0	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	900	0	1	1	0
	Receive	EURSIMP 4Q18 †	3.300	Maturity	12/31/2018	600	0	0	0	0
	Receive	KWW Z8 †	3.500	Maturity	11/23/2018	25,000	0	0	0	0
	Pay	NAPGASFO 2H18 †	14.700	Maturity	12/31/2018	300	0	1	1	0
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	300	0	0	0	0
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	3,600	0	(11)	0	(11)
	Receive	EURSIMP 4Q18 †	3.370	Maturity	12/31/2018	600	0	0	0	0
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	3,600	0	8	8	0
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	334	(1)	(5)	0	(6)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	600	0	(1)	0	(1)
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	300	0	0	0	0
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	600	0	(1)	0	(1)
	Pay	EUR5050 2H18 †	12.100	Maturity	12/31/2018	600	0	1	1	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	1,500	0	1	1	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	900	0	0	0	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	450	0	0	0	0
	Receive	EURMARGIN 2H19 †	6.870	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 2H19 †	6.970	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 2H19 †	7.150	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 4Q18 †	5.800	Maturity	12/31/2018	1,200	0	1	1	0
	Receive	EURMARGIN 4Q18 †	5.830	Maturity	12/31/2018	600	0	0	0	0
	Receive	EURMARGIN 4Q18 †	5.940	Maturity	12/31/2018	600	0	0	0	0
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	600	0	0	0	0
	Pay	EURMARGIN 4Q18 †	6.850	Maturity	12/31/2018	600	0	0	0	0
	Pay	EURMARGIN 4Q18 †	7.070	Maturity	12/31/2018	300	0	0	0	0
	Receive	EURMARGIN 4Q19 †	6.000	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	2,400	0	1	1	0
	Receive	EURMARGIN CAL20 †	9.970	Maturity	12/31/2020	1,200	0	0	0	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	900	0	0	0	0
	Pay	EURSIMP 4Q18 †	4.170	Maturity	12/31/2018	600	0	1	1	0

							$(11)	$(3)	$69	$(83)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.410%	$1,100	$(19)	$22	$3	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	100	(8)	6	0	(2)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	200	(17)	13	0	(4)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	400	(28)	19	0	(9)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130	400	(26)	11	0	(15)

							$(98)	$71	$3	$(30)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$51	$9	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	20	3	0

						$(59)	$71	$12	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	2,690	$0	$1	$1	$0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		580	0	(2)	0	(2)
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$1,200	10	(101)	0	(91)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		13,100	0	(988)	0	(988)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,990	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		3,110	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		2,080	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		1,050	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		650	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		440	0	(1)	0	(1)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,640	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		350	0	(1)	0	(1)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		2,570	0	0	0	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		550	0	0	0	0

								$10	$(1,091)	$4	$(1,085)

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index †	20,831	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	$6,990	$0	$249	$249	$0
	Receive	BCOMTR Index †	93,887	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	18,156	33	641	674	0
	Receive	BCOMTR1 Index †	27,507	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	2,029	0	75	75	0
CBK	Receive	BCOMF1T Index †	105	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	35	0	1	1	0
	Receive	BCOMTR Index †	161,335	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	26,403	0	981	981	0
	Receive	CIXBSTR3 Index †	236,898	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	43,710	0	1,640	1,640	0
	Receive	CIXBXMB2 Index †	20,129	0.170	Monthly	02/15/2019	2,159	0	(10)	0	(10)
	Receive	CIXBXMB3 Index †	18,768	0.170	Monthly	02/15/2019	2,194	0	(1)	0	(1)
CIB	Receive	BCOMTR Index †	5,671	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	963	0	36	36	0
	Receive	PIMCODB Index †	24,085	0.000	Monthly	02/15/2019	2,581	0	102	102	0
FBF	Receive	BCOMTR Index †	125,200	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	21,267	0	790	790	0
GST	Receive	BCOMF1T Index †	104,963	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	35,219	0	1,256	1,256	0
	Receive	BCOMTR Index †	66,233	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	11,251	0	418	418	0
	Receive	CMDSKEWLS Index (9)†	36,220	0.250	Monthly	02/15/2019	6,250	0	379	379	0
JPM	Receive	BCOMF1T Index †	672	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	225	0	8	8	0
	Receive	BCOMTR Index †	15,287	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	2,597	0	97	97	0
	Receive	JMABCT3E Index †	23,015	0.150	Monthly	02/15/2019	2,643	0	4	4	0
	Receive	JMABDEWE Index (10)†	6,393	0.300	Monthly	02/15/2019	6,903	0	49	49	0
	Receive	JMABFNJ1 Index (11)†	91,943	0.350	Monthly	02/15/2019	10,070	0	160	160	0
	Receive	JMABNIC2 Index (12)†	18,470	0.170	Monthly	02/15/2019	7,980	0	287	287	0
MAC	Receive	BCOMTR1 Index †	113,048	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	10,662	0	396	396	0
	Receive	BCOMTR2 Index †	147,836	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	13,309	0	500	500	0
	Receive	MQCP563E Index †	3,643	0.950	Monthly	02/15/2019	482	0	0	0	0
	Receive	PIMCODB Index †	24,071	0.000	Monthly	02/15/2019	2,581	0	102	102	0
MEI	Receive	BCOMTR2 Index †	292,026	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	36,803	0	1,376	1,376	0
MYC	Receive	BCOMTR Index †	430,298	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	73,093	0	2,714	2,714	0
	Receive	BCOMTR1 Index †	232,041	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	43,514	0	1,615	1,615	0
RBC	Receive	RBCAEC0T Index †	50,266	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	2,906	0	108	108	0
SOG	Receive	BCOMTR Index †	2,272	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	386	0	14	14	0

								$33	$13,987	$14,031	$(11)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (8)†	7.023%	Maturity	07/29/2020	$943	$0	$48	$48	$0
	Pay	GOLDLNPM Index (8)†	7.840	Maturity	09/09/2020	179	0	11	11	0
JPM	Receive	CBOT Corn December Futures (8)†	3.063	Maturity	11/23/2018	57	0	0	0	0
	Pay	CBOT Soybean November Futures (8)†	4.494	Maturity	10/26/2018	74	0	1	1	0
	Receive	GOLDLNPM Index (8)†	3.861	Maturity	07/29/2020	865	0	(21)	0	(21)
	Receive	GOLDLNPM Index (8)†	3.976	Maturity	07/29/2020	78	0	(2)	0	(2)
	Receive	GOLDLNPM Index (8)†	4.268	Maturity	09/09/2020	179	0	(5)	0	(5)
	Receive	SLVRLND Index (8)†	5.336	Maturity	10/31/2018	22	0	(1)	0	(1)
MYC	Pay	GOLDLNPM Index (8)†	2.045	Maturity	10/25/2018	385	0	5	5	0
	Pay	GOLDLNPM Index (8)†	2.031	Maturity	10/31/2018	35	0	0	0	0
	Pay	GOLDLNPM Index (8)†	3.294	Maturity	07/17/2019	303	0	6	6	0
	Pay	GOLDLNPM Index (8)†	3.240	Maturity	07/26/2019	304	0	6	6	0
	Pay	GOLDLNPM Index (8)†	3.063	Maturity	10/08/2019	314	0	5	5	0
	Pay	GOLDLNPM Index (8)†	1.960	Maturity	05/12/2020	179	0	1	1	0
	Receive	SLVRLND Index (8)†	5.359	Maturity	10/25/2018	238	0	(8)	0	(8)
	Receive	SLVRLND Index (8)†	5.406	Maturity	10/31/2018	258	0	(9)	0	(9)
	Receive	SLVRLND Index (8)†	5.406	Maturity	11/06/2018	129	0	(4)	0	(4)
	Receive	SLVRLND Index (8)†	5.176	Maturity	12/03/2018	88	0	(3)	0	(3)
	Receive	SLVRLND Index (8)†	4.840	Maturity	12/19/2018	1,182	0	(31)	0	(31)
	Receive	SLVRLND Index (8)†	3.706	Maturity	07/09/2019	260	0	(1)	0	(1)
	Receive	SLVRLND Index (8)†	7.317	Maturity	07/17/2019	203	0	(8)	0	(8)
	Receive	SLVRLND Index (8)†	7.398	Maturity	07/26/2019	201	0	(8)	0	(8)
	Receive	SLVRLND Index (8)†	7.023	Maturity	10/08/2019	207	0	(7)	0	(7)
	Receive	SLVRLND Index (8)†	4.580	Maturity	05/12/2020	117	0	(1)	0	(1)
SOG	Pay	CBOT Soybean November Futures (8)†	4.368	Maturity	10/26/2018	70	0	1	1	0
	Receive	CBOT Soybean November Futures (8)†	2.756	Maturity	10/26/2018	783	0	1	1	0
	Receive	CBOT Soybean November Futures (8)†	2.789	Maturity	10/26/2018	150	0	0	0	0
	Receive	CBOT Soybean November Futures (8)†	2.822	Maturity	10/26/2018	89	0	0	0	0
	Pay	GOLDLNPM Index (8)†	1.782	Maturity	06/08/2020	150	0	1	1	0
	Receive	SLVRLND Index (8)†	4.410	Maturity	06/08/2020	95	0	(1)	0	(1)
	Receive	SPGCICP Index (8)†	4.000	Maturity	07/26/2019	50	0	0	0	0

							$0	$(24)	$86	$(110)

Total Swap Agreements							$(125)	$13,011	$14,205	$(1,319)

(l)

Securities with an aggregate market value of $1,101 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(8)	Variance Swap
(9)	The following table represents the individual positions within the total return swap as of September 30, 2018:

	% of Index	Notional Amount
Referenced Commodity - Long Futures Contracts
Brent Crude December 2018 Futures	1.3%	$81
Copper December 2018 Futures	1.3	81
New York Harbor ULSD November 2018 Futures	4.7	296
NYMEX - Natural Gas November 2018 Futures	14.6	914
RBOB Gasoline November 2018 Futures	6.1	380
Sugar No. 11 March 2019 Futures	3.7	234
WTI Crude November 2018 Futures	1.2	75

Total Long Futures Contracts		$2,061

CASH	35.0%	$2,189

		$4,250

Referenced Commodity - Short Futures Contracts
Aluminum November 2018 Futures	(5.2)%	$(325)
Arabica Coffee December 2018 Futures	(1.0)	(64)
Corn December 2018 Futures	(1.8)	(110)
Cotton No. 02 December 2018 Futures	(5.8)	(361)
Hard Red Winter Wheat December 2018 Futures	(0.8)	(47)
Live Cattle December 2018 Futures	(5.3)	(330)
Soybean Meal December 2018 Futures	(1.4)	(90)
Soybean Oil December 2018 Futures	(1.2)	(73)
Soybeans November 2018 Futures	(2.6)	(160)
Wheat December 2018 Futures	(7.0)	(439)

Total Short Futures Contracts		$(1,999)

Total Notional Amount		$2,251

Commodity allocations for the CMDSKEWLS Index are calculated using each referenced commodity along with the notional exposure of the overall index.

(10)	The following table represents the individual positions within the total return swap as of September 30, 2018:

	% of Index	Notional Amount
Referenced Commodity - Long Futures Contracts
Brent Crude December 2018 Futures	10.5%	$722
LME - Copper November 2018 Futures	2.4	163
Nickel November 2018 Futures	2.3	161
RBOB Gasoline November 2018 Futures	4.5	313
Soybean Meal December 2018 Futures	5.8	398
Soybeans November 2018 Futures	7.9	548

Total Long Futures Contracts		$2,305

CASH	33.3%	$2,298

		$4,603

Referenced Commodity - Short Futures Contracts
Aluminum November 2018 Futures	(2.4)%	$(164)
Arabica Coffee December 2018 Futures	(1.3)	(87)
Cocoa December 2018 Futures	(1.2)	(82)
Corn December 2018 Futures	(5.7)	(393)
ICE - Natural Gas November 2018 Futures	(2.1)	(146)
Lean Hogs December 2018 Futures	(1.3)	(88)
New York Harbor ULSD November 2018 Futures	(9.1)	(626)
NYMEX - Natural Gas November 2018 Futures	(2.1)	(147)
Wheat December 2018 Futures	(5.8)	(399)
Zinc November 2018 Futures	(2.4)	(169)

Total Short Futures Contracts		$(2,301)

Total Notional Amount		$2,302

Commodity allocations for the JMABDEWE Index are calculated using each referenced commodity along with the notional exposure of the overall index.

(11)	The following table represents the individual positions within the total return swap as of September 30, 2018:

	% of Index	Notional Amount
Referenced Commodity - Long Futures Contracts
Brent Crude March 2019 Futures	5.9%	$590
Cotton No. 02 March 2019 Futures	6.0	609
Gas Oil February 2019 Futures	6.3	634
Lead February 2019 Futures	5.3	531
New York Harbor ULSD February 2019 Futures	6.3	630
RBOB Gasoline February 2019 Futures	5.9	597
WTI Crude February 2019 Futures	5.6	561
Zinc February 2019 Futures	5.7	572

Total Long Futures Contracts		$4,724

Referenced Commodity - Short Futures Contracts
Aluminum February 2019 Futures	(6.7)%	$(673)
Cocoa March 2019 Futures	(1.3)	(130)
Corn March 2019 Futures	(6.3)	(634)
Gold 100 oz. February 2019 Futures	(10.1)	(1,016)
Nickel February 2019 Futures	(2.4)	(240)
Platinum January 2019 Futures	(7.1)	(718)
Silver March 2019 Futures	(1.4)	(146)
Soybeans March 2019 Futures	(7.2)	(722)
Sugar No. 11 March 2019 Futures	(5.6)	(565)
Wheat March 2019 Futures	(5.0)	(500)

Total Short Futures Contracts		$(5,344)

Total Notional Amount		$(620)

Commodity allocations for the JMABFNJ1 Index are calculated using each referenced commodity along with the notional exposure of the overall index.

(12)	The following table represents the individual positions within the total return swap as of September 30, 2018:

	% of Index	Notional Amount
Referenced Commodity - Long Futures Contracts
Brent Crude March 2019 Futures	19.2%	$1,541
Copper March 2019 Futures	8.7	694
Gold 100 oz. February 2019 Futures	11.8	945
Lean Hogs February 2019 Futures	0.9	72
Live Cattle February 2019 Futures	2.3	182
New York Harbor ULSD January 2019 Futures	7.7	613
Nickel January 2019 Futures	8.3	661
RBOB Gasoline January 2019 Futures	11.6	925
Silver March 2019 Futures	3.4	273
Soybean Meal January 2019 Futures	7.2	571
Soybeans January 2019 Futures	17.2	1,371
Sugar No. 11 March 2019 Futures	1.7	132

Total Long Futures Contracts		$7,980

Total Notional Amount		$7,980

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$18,144	$0	$18,144
Industrials	0	11,372	0	11,372
Utilities	0	7,850	0	7,850
Municipal Bonds & Notes
South Carolina	0	28	0	28
U.S. Government Agencies	0	63,741	0	63,741
U.S. Treasury Obligations	0	333,902	0	333,902
Non-Agency Mortgage-Backed Securities	218	7,536	0	7,754
Asset-Backed Securities	0	26,263	0	26,263
Sovereign Issues	0	22,690	0	22,690
Short-Term Instruments
Commercial Paper	0	16,762	0	16,762
Repurchase Agreements	0	63,080	0	63,080
Argentina Treasury Bills	0	749	0	749
Greece Treasury Bills	0	383	0	383
Japan Treasury Bills	0	6,426	0	6,426
U.S. Treasury Bills	0	8,418	0	8,418
	$218	$587,344	$0	$587,562

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,448	$0	$0	$12,448

Total Investments	$12,666	$587,344	$0	$600,010

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,310)	$0	$(6,310)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	493	91	0	584
Over the counter	0	16,264	0	16,264
	$493	$16,355	$0	$16,848

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(439)	(98)	0	(537)
Over the counter	0	(2,113)	0	(2,113)

	$(439)	$(2,211)	$0	$(2,650)

Total Financial Derivative Instruments	$54	$14,144	$0	$14,198

Totals	$12,720	$595,178	$0	$607,898

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4% ¤
ANGOLA 0.4%
SOVEREIGN ISSUES 0.4%
Angolan Government International Bond
8.250% due 05/09/2028		$400	$415
9.375% due 05/08/2048		700	742

Total Angola (Cost $1,119)			1,157

ARGENTINA 6.7%
SOVEREIGN ISSUES 6.7%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	1,600	1,106
2.500% due 12/31/2038 Ø		$4,700	2,781
3.375% due 01/15/2023	EUR	1,300	1,298
4.625% due 01/11/2023		$1,100	932
5.250% due 01/15/2028	EUR	400	373
5.625% due 01/26/2022		$2,500	2,264
5.875% due 01/11/2028		1,100	874
6.250% due 04/22/2019		650	652
6.875% due 04/22/2021		500	480
6.875% due 01/26/2027		2,700	2,302
6.875% due 01/11/2048		2,050	1,589
7.125% due 07/06/2036		900	721
7.125% due 06/28/2117		300	234
7.625% due 04/22/2046		50	41
7.820% due 12/31/2033	EUR	688	765
8.280% due 12/31/2033		$841	763
Provincia de Buenos Aires
9.950% due 06/09/2021		300	295
10.875% due 01/26/2021		200	201
Provincia de Cordoba
7.125% due 06/10/2021		150	140
Provincia de la Rioja
9.750% due 02/24/2025		200	167
Provincia de Neuquen
7.500% due 04/27/2025		160	129

Total Argentina (Cost $20,720)			18,107

AZERBAIJAN 1.5%
CORPORATE BONDS & NOTES 1.4%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$3,500	3,898

SOVEREIGN ISSUES 0.1%
Azerbaijan Government International Bond
4.750% due 03/18/2024		200	203

Total Azerbaijan (Cost $3,943)			4,101

BAHAMAS 0.4%
SOVEREIGN ISSUES 0.4%
Bahamas Government International Bond
6.000% due 11/21/2028		$1,050	1,076

Total Bahamas (Cost $1,050)			1,076

BRAZIL 6.4%
CORPORATE BONDS & NOTES 3.7%
B3 S.A. - Brasil Bolsa Balcao
5.500% due 07/16/2020		$500	512
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	451
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		4,100	3,936

Caixa Economica Federal
4.500% due 10/03/2018		500	500
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		500	491
6.875% due 07/30/2019		1,500	1,530
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (e)(g)		623	11
Petrobras Global Finance BV
6.850% due 06/05/2115		600	516
7.250% due 03/17/2044		500	475
7.375% due 01/17/2027		1,400	1,420
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^(b)		200	142

			9,984

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,552

SOVEREIGN ISSUES 2.1%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		830	850
Brazil Government International Bond
5.000% due 01/27/2045		1,910	1,576
5.625% due 01/07/2041		50	46
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (e)	BRL	4,460	1,087
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		8,000	2,003

			5,562

Total Brazil (Cost $18,628)			17,098

CAYMAN ISLANDS 1.5%
CORPORATE BONDS & NOTES 1.5%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (e)		$11	11
0.000% due 11/30/2025 (e)		333	284
0.000% due 05/15/2030 (e)		800	567
KSA Sukuk Ltd.
4.303% due 01/19/2029		600	602
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		400	416
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		202	199
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		389	231
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		787	746
Sands China Ltd.
5.125% due 08/08/2025		300	300
5.400% due 08/08/2028		700	698

Total Cayman Islands (Cost $4,410)			4,054

CHILE 2.0%
CORPORATE BONDS & NOTES 2.0%
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$400	370
4.500% due 09/16/2025		1,300	1,329
4.875% due 11/04/2044		600	621
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		700	688
GNL Quintero S.A.
4.634% due 07/31/2029		800	791
Itau CorpBanca
3.875% due 09/22/2019		600	602
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		856	828
4.500% due 08/15/2025		222	216

Total Chile (Cost $5,427)			5,445

CHINA 2.0%
CORPORATE BONDS & NOTES 2.0%
CCCI Treasure Ltd.
3.500% due 04/21/2020 •(g)		$800	792
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		250	235

Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027	2,000	1,841
4.375% due 04/10/2024	700	710
4.875% due 05/17/2042	500	521
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026	1,000	934
3.700% due 06/10/2025	300	293

Total China (Cost $5,532)		5,326

COLOMBIA 2.4%
CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
5.875% due 09/18/2023	$600	641
5.875% due 05/28/2045	1,300	1,290
7.375% due 09/18/2043	600	684

		2,615

SOVEREIGN ISSUES 1.4%
Colombia Government International Bond
2.625% due 03/15/2023	2,600	2,477
3.875% due 04/25/2027	500	486
8.125% due 05/21/2024	300	361
10.375% due 01/28/2033	225	345

		3,669

Total Colombia (Cost $6,099)		6,284

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023	$400	364
4.375% due 04/30/2025	200	174
5.625% due 04/30/2043	400	309

Total Costa Rica (Cost $1,000)		847

DOMINICAN REPUBLIC 2.3%
SOVEREIGN ISSUES 2.3%
Dominican Republic International Bond
5.500% due 01/27/2025	$700	704
5.950% due 01/25/2027	2,100	2,147
6.000% due 07/19/2028	2,000	2,039
6.500% due 02/15/2048	500	492
6.850% due 01/27/2045	400	406
6.875% due 01/29/2026	500	535

Total Dominican Republic (Cost $6,324)		6,323

ECUADOR 0.9%
SOVEREIGN ISSUES 0.9%
Ecuador Government International Bond
7.875% due 01/23/2028	$1,400	1,264
7.950% due 06/20/2024	200	192
8.750% due 06/02/2023	900	905
9.625% due 06/02/2027	200	198

Total Ecuador (Cost $2,690)		2,559

EGYPT 1.4%
SOVEREIGN ISSUES 1.4%
Egypt Government International Bond
5.577% due 02/21/2023	$1,000	972
6.125% due 01/31/2022	1,100	1,104
7.500% due 01/31/2027	400	408
7.903% due 02/21/2048	200	191
8.500% due 01/31/2047	1,200	1,208

Total Egypt (Cost $3,997)		3,883

EL SALVADOR 0.4%
SOVEREIGN ISSUES 0.4%
El Salvador Government International Bond
5.875% due 01/30/2025	$900	844

7.650% due 06/15/2035	145	141

Total El Salvador (Cost $1,066)		985

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabon Government International Bond
6.375% due 12/12/2024	$702	666

Total Gabon (Cost $686)		666

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bond
7.875% due 08/07/2023	$1,500	1,576

Total Ghana (Cost $1,594)		1,576

GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	282
4.875% due 02/13/2028	410	401
5.750% due 06/06/2022	1,260	1,311

Total Guatemala (Cost $1,986)		1,994

HONG KONG 1.5%
CORPORATE BONDS & NOTES 1.5%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$600	592
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	2,200	2,223
CNPC General Capital Ltd.
2.750% due 05/14/2019	500	498
Nexen Energy ULC
6.400% due 05/15/2037	50	61
7.500% due 07/30/2039	450	617

Total Hong Kong (Cost $3,959)		3,991

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.375% due 02/21/2023	$100	106
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020	500	525

Total Hungary (Cost $598)		631

INDIA 0.5%
SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.375% due 08/05/2026	$700	641
3.875% due 02/01/2028	700	653

Total India (Cost $1,398)		1,294

INDONESIA 7.8%
CORPORATE BONDS & NOTES 3.1%
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023	$800	799
4.875% due 10/01/2024	500	498
Pelabuhan Indonesia PT
4.250% due 05/05/2025	400	386
Pertamina Persero PT
4.300% due 05/20/2023	1,200	1,192
4.875% due 05/03/2022	500	512
5.250% due 05/23/2021	800	828
6.000% due 05/03/2042	1,500	1,544
6.450% due 05/30/2044	2,100	2,291

Perusahaan Listrik Negara PT
4.125% due 05/15/2027		200	188

			8,238

SOVEREIGN ISSUES 4.7%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	854
3.375% due 04/15/2023		$2,000	1,949
3.375% due 07/30/2025	EUR	100	125
4.350% due 01/11/2048		$700	642
4.750% due 01/08/2026		3,400	3,454
5.125% due 01/15/2045		200	201
5.250% due 01/17/2042		400	409
5.250% due 01/08/2047		600	614
6.625% due 02/17/2037		900	1,055
6.750% due 01/15/2044		1,700	2,073
7.750% due 01/17/2038		100	131
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		600	591
4.400% due 03/01/2028		700	686

			12,784

Total Indonesia (Cost $20,690)			21,022

IRELAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		$3,100	2,971
6.025% due 07/05/2022		200	194

Total Ireland (Cost $3,400)			3,165

ISRAEL 1.2%
CORPORATE BONDS & NOTES 0.3%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$400	403
5.412% due 12/30/2025		320	322

			725

SOVEREIGN ISSUES 0.9%
Israel Government International Bond
3.250% due 01/17/2028		1,000	962
4.125% due 01/17/2048		700	672
4.500% due 01/30/2043		800	816

			2,450

Total Israel (Cost $3,219)			3,175

IVORY COAST 0.8%
SOVEREIGN ISSUES 0.8%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	400	470
5.250% due 03/22/2030		1,000	1,108
6.125% due 06/15/2033		$300	275
6.375% due 03/03/2028		300	290

Total Ivory Coast (Cost $2,236)			2,143

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$1,000	950
6.125% due 01/29/2026		300	296

Total Jordan (Cost $1,301)			1,246

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.0%
Kazakhstan Temir Zholy National Co. JSC
4.850% due 11/17/2027		$400	398
KazMunayGas National Co. JSC
4.750% due 04/24/2025		1,700	1,722
4.750% due 04/19/2027		400	402

5.750% due 04/19/2047		200	198

			2,720

SOVEREIGN ISSUES 0.4%
Kazakhstan Government International Bond
4.875% due 10/14/2044		800	820
6.500% due 07/21/2045		300	370

			1,190

Total Kazakhstan (Cost $3,746)			3,910

KENYA 0.3%
SOVEREIGN ISSUES 0.3%
Kenya Government International Bond
7.250% due 02/28/2028		$400	391
8.250% due 02/28/2048		300	290

Total Kenya (Cost $700)			681

LUXEMBOURG 5.1%
ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 «	EUR	149	175

CORPORATE BONDS & NOTES 5.0%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$1,800	1,765
6.000% due 11/27/2023		300	310
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,000	2,060
6.510% due 03/07/2022		950	1,002
9.250% due 04/23/2019		1,000	1,027
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		703	343
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(h)		2,500	2,498
5.717% due 06/16/2021		600	613
6.125% due 02/07/2022		3,700	3,817

			13,435

Total Luxembourg (Cost $13,758)			13,610

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$200	200

Total Malaysia (Cost $198)			200

MEXICO 7.8%

	SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)		17,978	0
Hipotecaria Su Casita S.A. de C.V. «(c)		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		1,907	1

			1

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.2%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	297
BBVA Bancomer S.A.
6.750% due 09/30/2022		$500	537
Comision Federal de Electricidad
4.750% due 02/23/2027		400	396
4.875% due 01/15/2024		800	815
6.125% due 06/16/2045		600	627

Petroleos Mexicanos
6.350% due 02/12/2048		1,611	1,484
6.375% due 01/23/2045		300	277
6.500% due 03/13/2027		700	717
6.500% due 06/02/2041		8,120	7,633
6.625% due 06/15/2038		700	675
6.750% due 09/21/2047		100	96
6.875% due 08/04/2026		500	529

			14,083

SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,000	1,072
4.600% due 01/23/2046		$1,108	1,036
4.600% due 02/10/2048		600	565
4.750% due 03/08/2044		350	335
5.550% due 01/21/2045		2,520	2,684
5.750% due 10/12/2110		700	709
6.050% due 01/11/2040		548	610

			7,011

Total Mexico (Cost $23,385)			21,095

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$530	509
5.625% due 05/01/2023		700	682

Total Mongolia (Cost $1,228)			1,191

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$300	284

Total Namibia (Cost $298)			284

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$800	562
Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042		700	775
Metinvest BV
7.750% due 04/23/2023		800	770

Total Netherlands (Cost $2,348)			2,107

NIGERIA 1.8%
SOVEREIGN ISSUES 1.8%
Nigeria Government International Bond
6.375% due 07/12/2023		$200	204
6.500% due 11/28/2027		1,200	1,158
7.143% due 02/23/2030		1,000	980
7.625% due 11/28/2047		600	576
7.696% due 02/23/2038		400	393
7.875% due 02/16/2032 (j)		1,500	1,540

Total Nigeria (Cost $4,905)			4,851

OMAN 1.4%
SOVEREIGN ISSUES 1.4%
Oman Government International Bond
5.375% due 03/08/2027		$1,300	1,265
5.625% due 01/17/2028		2,400	2,364
6.500% due 03/08/2047		200	191

Total Oman (Cost $3,848)			3,820

PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.1%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021		$200	195

5.625% due 12/05/2022	200	192

		387

SOVEREIGN ISSUES 0.2%
Pakistan Government International Bond
6.875% due 12/05/2027	700	666

Total Pakistan (Cost $1,078)		1,053

PANAMA 1.5%
SOVEREIGN ISSUES 1.5%
Panama Government International Bond
4.300% due 04/29/2053	$1,100	1,061
4.500% due 05/15/2047	700	703
9.375% due 04/01/2029	1,553	2,209

Total Panama (Cost $3,612)		3,973

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
4.700% due 03/27/2027	$300	300
6.100% due 08/11/2044	400	420

Total Paraguay (Cost $700)		720

PERU 1.0%
CORPORATE BONDS & NOTES 0.4%
Petroleos del Peru S.A.
4.750% due 06/19/2032	$400	389
5.625% due 06/19/2047	300	299
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	300	308

		996

SOVEREIGN ISSUES 0.6%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	200	195
Peru Government International Bond
8.750% due 11/21/2033	894	1,323

		1,518

Total Peru (Cost $2,448)		2,514

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$900	1,067

Total Philippines (Cost $1,103)		1,067

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Poland Government International Bond
3.250% due 04/06/2026	$3,100	3,014

Total Poland (Cost $3,082)		3,014

QATAR 0.9%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033	$100	110
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	350	380

		490

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.500% due 01/20/2022	800	826

5.103% due 04/23/2048		900	938

			1,764

Total Qatar (Cost $2,175)			2,254

ROMANIA 0.0%
SOVEREIGN ISSUES 0.0%
Romania Government International Bond
3.875% due 10/29/2035	EUR	100	118

Total Romania (Cost $111)			118

RUSSIA 1.1%
CORPORATE BONDS & NOTES 0.4%
SCF Capital Ltd.
5.375% due 06/16/2023		$800	776
VEON Holdings BV
5.200% due 02/13/2019		400	402

			1,178

SOVEREIGN ISSUES 0.7%
Russia Government International Bond
5.625% due 04/04/2042		1,900	2,002

Total Russia (Cost $3,126)			3,180

SAUDI ARABIA 1.7%
SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
3.250% due 10/26/2026		$200	188
3.625% due 03/04/2028		800	764
4.000% due 04/17/2025		2,400	2,406
4.500% due 04/17/2030		1,200	1,208

Total Saudi Arabia (Cost $4,562)			4,566

SENEGAL 0.6%
SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	113
6.250% due 05/23/2033		$1,500	1,404
6.750% due 03/13/2048		200	179

Total Senegal (Cost $1,824)			1,696

SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
4.875% due 02/25/2020		$1,900	1,928

Total Serbia (Cost $1,938)			1,928

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$900	855

Total Singapore (Cost $896)			855

SOUTH AFRICA 3.5%
CORPORATE BONDS & NOTES 2.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	510
6.500% due 04/15/2040		100	100
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		400	390
6.350% due 08/10/2028		500	499
7.125% due 02/11/2025		1,000	964
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		500	505
Myriad International Holdings BV
5.500% due 07/21/2025		200	207

SASOL Financing USA LLC
5.875% due 03/27/2024	2,300	2,346
6.500% due 09/27/2028	1,400	1,420

		6,941

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
4.665% due 01/17/2024	100	98
4.875% due 04/14/2026	400	382
5.000% due 10/12/2046	300	258
5.875% due 06/22/2030	1,700	1,694

		2,432

Total South Africa (Cost $9,445)		9,373

SRI LANKA 1.9%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019	$500	494

SOVEREIGN ISSUES 1.7%
Sri Lanka Government International Bond
5.125% due 04/11/2019	700	699
5.750% due 01/18/2022	1,000	986
6.125% due 06/03/2025	1,100	1,050
6.250% due 07/27/2021	768	772
6.825% due 07/18/2026	700	691
6.850% due 11/03/2025	400	396

		4,594

Total Sri Lanka (Cost $5,087)		5,088

TANZANIA 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Ministry of Finance of Tanzania
7.825% (LIBOR03M + 5.500%) due 12/10/2019 «~	$2,000	1,986

SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
8.544% (US0006M + 6.000%) due 03/09/2020 ~	467	477

Total Tanzania (Cost $2,477)		2,463

TRINIDAD AND TOBAGO 0.2%
CORPORATE BONDS & NOTES 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$567	507

Total Trinidad and Tobago (Cost $560)		507

TURKEY 4.7%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023	$200	188
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	309	280
Turkiye Is Bankasi A/S
6.125% due 04/25/2024	400	334

		802

SOVEREIGN ISSUES 4.4%
Export Credit Bank of Turkey
4.250% due 09/18/2022	500	438
5.375% due 10/24/2023	200	178
Turkey Government International Bond
4.875% due 04/16/2043	1,100	805
5.125% due 02/17/2028	1,500	1,280
5.750% due 05/11/2047	1,000	783
6.000% due 03/25/2027	2,100	1,917
6.000% due 01/14/2041	600	496
6.125% due 10/24/2028	800	723
6.750% due 05/30/2040	1,700	1,524
6.875% due 03/17/2036	1,600	1,462
7.250% due 03/05/2038	700	664

7.500% due 11/07/2019	400	406
8.000% due 02/14/2034	1,100	1,125

		11,801

Total Turkey (Cost $14,690)		12,603

UKRAINE 2.6%
SOVEREIGN ISSUES 2.6%
Ukraine Government International Bond
0.000% due 05/31/2040 ~	$500	265
7.375% due 09/25/2032	300	262
7.750% due 09/01/2020	2,300	2,323
7.750% due 09/01/2021	1,600	1,616
7.750% due 09/01/2022	1,100	1,102
7.750% due 09/01/2023	500	492
7.750% due 09/01/2024	900	875

Total Ukraine (Cost $7,031)		6,935

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037	$600	690

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022	400	386

Total United Arab Emirates (Cost $923)		1,076

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
State Savings Bank of Ukraine Via SSB PLC
9.375% due 03/10/2023 Ø	$200	203

Total United Kingdom (Cost $205)		203

UNITED STATES 3.3%
ASSET-BACKED SECURITIES 1.4%
Countrywide Asset-Backed Certificates Trust
2.456% due 02/25/2037 •	$900	877
2.966% due 11/25/2035 •	380	394
Morgan Stanley ABS Capital, Inc. Trust
2.981% due 01/25/2035 •	69	67
3.011% due 03/25/2034 •	713	705
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.736% due 09/25/2035 •	500	435
Soundview Home Loan Trust
3.116% due 10/25/2037 •	202	172
Wells Fargo Home Equity Asset-Backed Securities Trust
2.536% due 03/25/2037 •	1,500	1,233

		3,883

CORPORATE BONDS & NOTES 1.1%
Rio Oil Finance Trust
8.200% due 04/06/2028	500	513
9.250% due 07/06/2024	1,265	1,350
9.750% due 01/06/2027	906	975

		2,838

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Investment Trust
4.016% due 09/25/2045 •	4	4
Banc of America Mortgage Trust
3.685% due 02/25/2036 ^~	2	2
BCAP LLC Trust
3.323% due 05/26/2037 ~	1,171	1,022
Bear Stearns Adjustable Rate Mortgage Trust
3.740% due 01/25/2035 ~	2	2
3.962% due 05/25/2047 ^~	17	15
Citigroup Mortgage Loan Trust
3.628% due 08/25/2035 ~	22	22
4.186% due 09/25/2037 ^~	35	34
CitiMortgage Alternative Loan Trust
2.866% due 10/25/2036 •	187	155

Countrywide Alternative Loan Trust
2.566% due 05/25/2036 ^•	185	121
GSR Mortgage Loan Trust
3.750% due 01/25/2036 ^~	6	6
IndyMac Mortgage Loan Trust
2.396% due 02/25/2037 •	286	262
2.856% due 07/25/2045 •	166	161
Morgan Stanley Mortgage Loan Trust
4.077% due 06/25/2036 ~	3	3
Suntrust Adjustable Rate Mortgage Loan Trust
4.280% due 10/25/2037 ~	142	134
WaMu Mortgage Pass-Through Certificates Trust
3.528% due 02/25/2037 ^~	24	23
Washington Mutual Mortgage Pass-Through Certificates Trust
2.595% due 02/25/2047 ^•	284	256
Wells Fargo Mortgage-Backed Securities Trust
4.231% due 07/25/2036 ^~	5	6

		2,228

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
3.957% due 03/01/2036 •	15	15

Total United States (Cost $8,485)		8,964

URUGUAY 1.3%
SOVEREIGN ISSUES 1.3%
Uruguay Government International Bond
4.975% due 04/20/2055	$400	401
5.100% due 06/18/2050	2,500	2,559
7.625% due 03/21/2036	400	541

Total Uruguay (Cost $3,386)		3,501

VENEZUELA 1.9%
CORPORATE BONDS & NOTES 0.8%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)	$3,790	839
5.500% due 04/12/2037 ^(b)	4,350	979
6.000% due 11/15/2026 ^(b)	1,200	263

		2,081

SOVEREIGN ISSUES 1.1%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)	500	134
7.000% due 03/31/2038 ^(b)	300	80
7.650% due 04/21/2025 ^(b)	880	239
7.750% due 10/13/2019 ^(b)	3,240	864
8.250% due 10/13/2024 ^(b)	3,850	1,046
9.000% due 05/07/2023 ^(b)	800	220
9.250% due 09/15/2027 ^(b)	1,190	329
9.375% due 01/13/2034 ^(b)	40	12

		2,924

Total Venezuela (Cost $13,388)		5,005

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	$1,150	1,142

Total Virgin Islands (British) (Cost $1,147)		1,142

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (i) 0.6%		1,509

SHORT-TERM NOTES 0.5%

Ukraine Government International Bond
9.236% due 02/28/2019 (e)	$1,400	1,351

		1,351

ARGENTINA TREASURY BILLS 0.0%
7.000% due 10/26/2018 (e)(f)	100	100

U.S. TREASURY BILLS 0.2%
2.034% due 10/18/2018 - 11/08/2018 (d)(e)(m)	653	652

Total Short-Term Instruments (Cost $3,610)		3,612

Total Investments in Securities (Cost $274,575)		257,307

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	871,201	8,614

Total Short-Term Instruments (Cost $8,611)		8,614

Total Investments in Affiliates (Cost $8,611)		8,614

Total Investments 98.6% (Cost $283,186)		$265,921
Financial Derivative Instruments (k)(l) 0.0% (Cost or Premiums, net $(1,814))		115
Other Assets and Liabilities, net 1.4%		3,778

Net Assets 100.0%		$269,814

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$1,509	U.S. Treasury Bonds 3.625% due 02/15/2044	$(1,540)	$1,509	$1,509

Total Repurchase Agreements						$(1,540)	$1,509	$1,509

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	1.450%	09/04/2018	TBD	(3)	$(531)	$(531)

Total Reverse Repurchase Agreements						$(531)

(j)	Securities with an aggregate market value of $513 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(975) at a weighted average interest rate of 0.432%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	86	$9,673	$(85)	$5	$0
U.S. Treasury 10-Year Note December Futures	12/2018	76	9,027	(129)	2	0

Total Futures Contracts				$(214)	$7	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$776	$(4)	$(13)	$(17)	$0	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	5,800	(214)	23	(191)	0	(5)

					$(218)	$10	$(208)	$0	$(5)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	12.435%	Maturity	01/02/2019	BRL	1,300	$(3)	$(17)	$(20)	$0	$0
Receive	1-Year BRL-CDI	11.680	Maturity	01/04/2021		800	4	(14)	(10)	0	0
Receive	1-Year BRL-CDI	12.850	Maturity	01/04/2021		1,290	(15)	(20)	(35)	1	0
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021		6,900	(237)	(102)	(339)	3	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		$5,700	(494)	(198)	(692)	2	0
Receive (4)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	1,200	(2)	5	3	0	(2)
Receive (4)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		1,000	4	6	10	0	(4)

							$(743)	$(340)	$(1,083)	$6	$(6)

Total Swap Agreements							$(961)	$(330)	$(1,291)	$6	$(11)

Cash of $1,433 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	10/2018	ARS	88		$2	$0	$0
	10/2018	TRY	619		113	12	0
	10/2018		$7,808	EUR	6,629	0	(111)
	11/2018	EUR	6,629		$7,827	112	0
	01/2019	BRL	5,100		1,334	81	0
BRC	10/2018	JPY	135,800		1,218	23	0
CBK	10/2018	EUR	6,629		7,749	53	0
	11/2018	MXN	24,109		1,248	0	(32)
	12/2018		$1,327	COP	4,116,834	60	0
GLM	10/2018		1,181	MXN	22,298	5	0
	10/2018		1,139	TRY	5,761	0	(195)
	03/2019		271	EGP	5,108	2	0
HUS	10/2018	BRL	6,981		$1,701	0	(28)
	10/2018		$3,384	BRL	13,961	73	0
	11/2018	BRL	6,981		$1,687	0	(37)
JPM	10/2018	JPY	151,400		1,342	9	0
	11/2018		$1,344	JPY	151,400	0	(9)
MSB	01/2019		170	BRL	640	0	(13)
SCX	10/2018	TRY	5,160		$943	98	0
SSB	10/2018		$2,588	JPY	287,200	0	(60)
UAG	11/2018		1,292	RUB	82,886	0	(32)

Total Forward Foreign Currency Contracts						$528	$(517)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

Total Written Options						$(18)	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	3.544%	$1,200	$50	$61	$111	$0
CBK	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	3.151	300	26	(14)	12	0
GST	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	3.151	100	8	(4)	4	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	3.544	900	38	46	84	0

							$122	$89	$211	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2019	0.990%	$400	$(1)	$1	$0	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	1.561	300	(18)	15	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.252	500	(1)	4	3	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.448	300	(16)	19	3	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.565	400	(25)	29	4	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.237	200	(8)	11	3	0
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	200	(13)	1	0	(12)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.831	500	(15)	18	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	200	(2)	1	0	(1)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.990	200	(8)	8	0	0
	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.225	3,000	41	32	73	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.252	100	0	1	1	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.448	400	(23)	27	4	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.373	100	(14)	12	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.084	200	1	0	1	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.130	1,800	11	(7)	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.526	500	(36)	28	0	(8)
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.643	600	(28)	15	0	(13)
CBK	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.884	200	0	0	0	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2021	1.772	1,300	(58)	35	0	(23)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	100	(7)	1	0	(6)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.252	3,200	14	4	18	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.373	300	(41)	36	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	100	(1)	0	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2019	0.772	3,000	19	(10)	9	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.389	1,800	(17)	6	0	(11)
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.448	200	(11)	13	2	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.084	500	3	1	4	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.265	200	(2)	4	2	0
FBF	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.448	200	(11)	13	2	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.738	2,900	(188)	209	21	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2018	0.840	600	(28)	28	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.990	100	(4)	4	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	1.561	200	(12)	10	0	(2)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	1,000	(60)	(1)	0	(61)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.373	100	(14)	12	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.084	100	1	0	1	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.419	300	3	(1)	2	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.884	600	(1)	2	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	900	(57)	3	0	(54)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.252	2,600	(19)	34	15	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.190	3,300	(44)	18	0	(26)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	5,800	(51)	50	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	500	(5)	2	0	(3)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.084	200	1	0	1	0
	South Africa Government International Bond	1.000	Quarterly	03/20/2023	1.816	1,700	(139)	83	0	(56)
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2019	1.335	1,000	(37)	33	0	(4)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.252	500	3	0	3	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.565	300	(19)	22	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	300	(3)	1	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.084	500	2	2	4	0
NGF	Egypt Government International Bond	1.000	Quarterly	12/20/2018	1.636	1,200	(12)	11	0	(1)
UAG	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.738	100	(7)	8	1	0

							$(957)	$848	$188	$(297)

Total Swap Agreements							$(835)	$937	$399	$(297)

(m)

Securities with an aggregate market value of $530 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$1,157	$0	$1,157
Argentina
Sovereign Issues	0	18,107	0	18,107
Azerbaijan
Corporate Bonds & Notes	0	3,898	0	3,898
Sovereign Issues	0	203	0	203
Bahamas
Sovereign Issues	0	1,076	0	1,076
Brazil
Corporate Bonds & Notes	0	9,984	0	9,984
Loan Participations and Assignments	0	0	1,552	1,552
Sovereign Issues	0	5,562	0	5,562
Cayman Islands
Corporate Bonds & Notes	0	4,054	0	4,054
Chile
Corporate Bonds & Notes	0	5,445	0	5,445
China
Corporate Bonds & Notes	0	5,326	0	5,326
Colombia
Corporate Bonds & Notes	0	2,615	0	2,615
Sovereign Issues	0	3,669	0	3,669
Costa Rica
Sovereign Issues	0	847	0	847
Dominican Republic
Sovereign Issues	0	6,323	0	6,323
Ecuador
Sovereign Issues	0	2,559	0	2,559
Egypt
Sovereign Issues	0	3,883	0	3,883
El Salvador
Sovereign Issues	0	985	0	985
Gabon
Sovereign Issues	0	666	0	666
Ghana
Sovereign Issues	0	1,576	0	1,576
Guatemala
Sovereign Issues	0	1,994	0	1,994
Hong Kong
Corporate Bonds & Notes	0	3,991	0	3,991
Hungary
Sovereign Issues	0	631	0	631
India
Sovereign Issues	0	1,294	0	1,294
Indonesia
Corporate Bonds & Notes	0	8,238	0	8,238
Sovereign Issues	0	12,784	0	12,784
Ireland
Corporate Bonds & Notes	0	3,165	0	3,165
Israel
Corporate Bonds & Notes	0	725	0	725
Sovereign Issues	0	2,450	0	2,450
Ivory Coast
Sovereign Issues	0	2,143	0	2,143
Jordan
Sovereign Issues	0	1,246	0	1,246
Kazakhstan
Corporate Bonds & Notes	0	2,720	0	2,720
Sovereign Issues	0	1,190	0	1,190
Kenya
Sovereign Issues	0	681	0	681
Luxembourg
Asset-Backed Securities	0	0	175	175
Corporate Bonds & Notes	0	13,435	0	13,435
Malaysia
Corporate Bonds & Notes	0	200	0	200
Mexico
Common Stocks	1	0	0	1
Corporate Bonds & Notes	0	14,083	0	14,083
Sovereign Issues	0	7,011	0	7,011
Mongolia
Sovereign Issues	0	1,191	0	1,191
Namibia
Sovereign Issues	0	284	0	284
Netherlands
Corporate Bonds & Notes	0	2,107	0	2,107
Nigeria
Sovereign Issues	0	4,851	0	4,851
Oman
Sovereign Issues	0	3,820	0	3,820
Pakistan
Corporate Bonds & Notes	0	387	0	387
Sovereign Issues	0	666	0	666
Panama
Sovereign Issues	0	3,973	0	3,973
Paraguay
Sovereign Issues	0	720	0	720
Peru
Corporate Bonds & Notes	0	996	0	996
Sovereign Issues	0	1,518	0	1,518
Philippines
Corporate Bonds & Notes	0	1,067	0	1,067
Poland
Sovereign Issues	0	3,014	0	3,014
Qatar
Corporate Bonds & Notes	0	490	0	490
Sovereign Issues	0	1,764	0	1,764
Romania
Sovereign Issues	0	118	0	118
Russia
Corporate Bonds & Notes	0	1,178	0	1,178
Sovereign Issues	0	2,002	0	2,002
Saudi Arabia
Sovereign Issues	0	4,566	0	4,566
Senegal
Sovereign Issues	0	1,696	0	1,696
Serbia
Sovereign Issues	0	1,928	0	1,928
Singapore
Corporate Bonds & Notes	0	855	0	855
South Africa
Corporate Bonds & Notes	0	6,941	0	6,941
Sovereign Issues	0	2,432	0	2,432
Sri Lanka
Corporate Bonds & Notes	0	494	0	494
Sovereign Issues	0	4,594	0	4,594
Tanzania
Loan Participations and Assignments	0	0	1,986	1,986
Sovereign Issues	0	477	0	477
Trinidad and Tobago
Corporate Bonds & Notes	0	507	0	507
Turkey
Corporate Bonds & Notes	0	802	0	802
Sovereign Issues	0	11,801	0	11,801
Ukraine
Sovereign Issues	0	6,935	0	6,935
United Arab Emirates
Corporate Bonds & Notes	0	690	0	690
Sovereign Issues	0	386	0	386
United Kingdom
Corporate Bonds & Notes	0	203	0	203
United States
Asset-Backed Securities	0	3,883	0	3,883
Corporate Bonds & Notes	0	2,838	0	2,838
Non-Agency Mortgage-Backed Securities	0	2,228	0	2,228
U.S. Government Agencies	0	15	0	15
Uruguay
Sovereign Issues	0	3,501	0	3,501
Venezuela
Corporate Bonds & Notes	0	2,081	0	2,081
Sovereign Issues	0	2,924	0	2,924
Virgin Islands (British)
Corporate Bonds & Notes	0	1,142	0	1,142
Short-Term Instruments
Repurchase Agreements	0	1,509	0	1,509
Short-Term Notes	0	1,351	0	1,351
Argentina Treasury Bills	0	100	0	100
U.S. Treasury Bills	0	652	0	652
	$1	$253,593	$3,713	$257,307

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,614	$0	$0	$8,614

Total Investments	$8,615	$253,593	$3,713	$265,921

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	6	0	13
Over the counter	0	927	0	927
	$7	$933	$0	$940

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)
Over the counter	0	(814)	0	(814)

	$0	$(825)	$0	$(825)

Total Financial Derivative Instruments	$7	$108	$0	$115

Totals	$8,622	$253,701	$3,713	$266,036

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 12/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,603	$0	$0	$0	$0	$(51)	$0	$0	$1,552	$(51)
Cayman Islands
Corporate Bonds & Notes	1,904	0	0	0	0	0	0	(1,904)	0	0
Luxembourg
Asset-Backed Securities	179	0	0	3	0	(7)	0	0	175	(7)
Tanzania
Loan Participations and Assignments	0	2,000	0	0	0	(14)	0	0	1,986	(14)
United States
Loan Participations and Assignments	793	0	(800)	1	22	(16)	0	0	0	0

Totals	$4,479	$2,000	$(800)	$4	$22	$(88)	$0	$(1,904)	$3,713	$(72)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,552	Proxy Pricing	Base Price	97.000
Luxembourg
Asset-Backed Securities	175	Proxy Pricing	Base Price	101.002
Tanzania
Loan Participations and Assignments	1,986	Proxy Pricing	Base Price	99.293

Total	$3,713

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.3% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	200	$200
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	7,810	181
43.077% (ARLLMONP) due 06/21/2020 ~		11,700	330

Total Argentina (Cost $1,305)			711

AUSTRALIA 0.2%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Four Trust
2.780% due 07/21/2026	AUD	847	611

CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$300	299

SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (g)	AUD	130	105

Total Australia (Cost $1,094)			1,015

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
5.999% due 01/27/2028		$1,517	1,402
6.125% due 01/17/2022		102	106
7.375% due 01/17/2027		1,200	1,217

Total Brazil (Cost $2,878)			2,725

CANADA 3.8%
CORPORATE BONDS & NOTES 1.5%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$100	96
Bank of Nova Scotia
1.875% due 04/26/2021		1,200	1,161
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		500	498
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		1,200	1,200
3.034% (US0003M + 0.700%) due 06/15/2020 ~		400	401
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	585
Royal Bank of Canada
2.200% due 09/23/2019		$400	397
2.300% due 03/22/2021		800	783
Toronto-Dominion Bank
2.250% due 03/15/2021		800	781
2.500% due 01/18/2023		2,000	1,947

			7,849

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.940% due 06/01/2020	CAD	171	133
2.140% due 07/01/2020		475	370
2.140% due 08/01/2020		185	144

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		594	456

			1,103

SOVEREIGN ISSUES 2.1%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		465	431
Province of Alberta
1.250% due 06/01/2020		1,100	837
2.350% due 06/01/2025		1,100	825
Province of British Columbia
2.300% due 06/18/2026		200	149
Province of Ontario
2.600% due 06/02/2025		9,900	7,525
3.500% due 06/02/2024		600	481
6.200% due 06/02/2031		100	102
Province of Quebec
3.000% due 09/01/2023		1,100	862

			11,212

Total Canada (Cost $20,378)			20,164

CAYMAN ISLANDS 3.6%
ASSET-BACKED SECURITIES 3.2%
Avery Point CLO Ltd.
3.453% due 01/18/2025 •		$944	944
Cent CLO Ltd.
3.286% due 10/15/2026 •		1,400	1,399
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		1,200	1,201
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		300	300
Flagship Ltd.
3.468% due 01/20/2026 •		1,351	1,352
LCM LP
3.379% due 10/20/2027 •(b)		1,400	1,400
Marathon CLO Ltd.
3.182% due 11/21/2027 •		1,300	1,294
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •		300	299
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		1,100	1,100
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •		2,200	2,202
Oaktree CLO Ltd.
3.568% due 10/20/2026 •		2,100	2,102
Octagon Investment Partners Ltd.
3.439% due 04/15/2026 •		864	865
Staniford Street CLO Ltd.
3.514% due 06/15/2025 •		673	673
Venture CLO Ltd.
3.219% due 04/15/2027 •		300	299
WhiteHorse Ltd.
3.266% due 04/17/2027 •		300	299
Zais CLO Ltd.
0.000% due 04/15/2028 •(b)		1,400	1,400

			17,129

CORPORATE BONDS & NOTES 0.4%
Goodman HK Finance
4.375% due 06/19/2024		300	299
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	488
Sands China Ltd.
4.600% due 08/08/2023		300	301
5.125% due 08/08/2025		200	200
5.400% due 08/08/2028		500	499
Tencent Holdings Ltd.
3.595% due 01/19/2028		200	189

			1,976

Total Cayman Islands (Cost $19,132)			19,105

DENMARK 3.0%
CORPORATE BONDS & NOTES 3.0%
BRFkredit A/S
2.000% due 10/01/2047	DKK	9,853	1,547
2.500% due 10/01/2047		83	13

Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		29,125	4,569
2.000% due 10/01/2050		2,965	460
2.500% due 10/01/2037		1,113	184
Nykredit Realkredit A/S
2.000% due 10/01/2047		16,145	2,531
2.000% due 10/01/2050		3,063	475
2.500% due 10/01/2037		5,256	870
2.500% due 10/01/2047		34	5
Realkredit Danmark A/S
2.000% due 10/01/2047		26,903	4,222
2.500% due 10/01/2037		6,400	1,060
2.500% due 07/01/2047		84	14

Total Denmark (Cost $14,954)			15,950

FRANCE 3.8%
CORPORATE BONDS & NOTES 1.8%
Danone S.A.
1.691% due 10/30/2019		$700	690
Dexia Credit Local S.A.
1.875% due 09/15/2021		2,000	1,926
2.250% due 02/18/2020		2,600	2,573
2.375% due 09/20/2022		600	579
2.500% due 01/25/2021		2,400	2,365
Electricite de France S.A.
4.600% due 01/27/2020		1,000	1,019
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		700	706

			9,858

SOVEREIGN ISSUES 2.0%
France Government International Bond
2.000% due 05/25/2048	EUR	7,400	9,274
3.250% due 05/25/2045		800	1,271

			10,545

Total France (Cost $19,485)			20,403

GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
2.700% due 07/13/2020		$600	588
3.150% due 01/22/2021		500	489
3.162% (US0003M + 0.815%) due 01/22/2021 ~		1,300	1,285
4.250% due 10/14/2021		1,800	1,793
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		600	592
Kreditanstalt fuer Wiederaufbau
0.250% due 09/15/2025	EUR	1,500	1,719
0.750% due 06/28/2028		1,800	2,082
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	1,200	805

Total Germany (Cost $9,635)			9,353

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$800	792

Total Guernsey, Channel Islands (Cost $798)			792

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$400	393
CNPC General Capital Ltd.
2.750% due 05/14/2019		500	498

Total Hong Kong (Cost $899)			891

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
ICICI Bank Ltd.
3.441% (US0003M + 1.120%) due 12/04/2018 ~		$200	200

Total India (Cost $200)			200

IRELAND 1.8%
ASSET-BACKED SECURITIES 0.9%
Carlyle Global Market Strategies Euro CLO Ltd.
0.664% due 08/15/2027 •	EUR	1,900	2,209
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028 •		800	930
Toro European CLO DAC
0.581% due 10/15/2030 •(b)		1,300	1,509

			4,648

CORPORATE BONDS & NOTES 0.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$1,500	1,506
4.625% due 10/30/2020		800	815
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		400	407
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		700	693
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		400	390

			3,811

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	700	1,065

Total Ireland (Cost $9,222)			9,524

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$500	481
4.125% due 01/17/2048		300	287

Total Israel (Cost $794)			768

ITALY 4.8%
CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,000	1,163
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		700	811
7.750% due 01/11/2027 •(h)(i)		800	999
Wind Tre SpA
3.125% due 01/20/2025		800	851

			3,824

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Casa d’Este Finance SRL
0.031% due 09/15/2040 •		10	12
Claris Abs SRL
0.081% due 10/31/2060 •		157	181

			193

SOVEREIGN ISSUES 4.1%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		2,600	2,897
1.450% due 11/15/2024		6,000	6,497
2.450% due 10/01/2023		4,700	5,461
2.450% due 09/01/2033		400	419
2.500% due 11/15/2025		1,900	2,158
2.700% due 03/01/2047		100	99
2.950% due 09/01/2038		2,700	2,887
3.450% due 03/01/2048		1,000	1,113

Italy Government International Bond
6.000% due 08/04/2028	GBP	400	612

			22,143

Total Italy (Cost $27,664)			26,160

JAPAN 4.2%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$700	671
2.881% (US0003M + 0.540%) due 08/04/2020 ~		2,600	2,606
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		600	595
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	202
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		230	227
3.455% due 03/02/2023		600	592
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~		700	705
3.331% (US0003M + 1.000%) due 09/11/2024 ~		900	905
3.922% due 09/11/2024 •		500	497
ORIX Corp.
3.250% due 12/04/2024		200	190
Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		600	618

			7,808

SOVEREIGN ISSUES 2.8%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,200	1,146
Japan Bank for International Cooperation
2.375% due 07/21/2022		300	290
2.375% due 11/16/2022		500	483
3.250% due 07/20/2023		700	698
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,100	2,036
2.625% due 04/20/2022		1,600	1,558
Japan Government International Bond
0.300% due 06/20/2046	JPY	620,000	4,725
0.500% due 09/20/2046		350,000	2,811
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	676
2.500% due 06/08/2022		600	582

			15,005

Total Japan (Cost $24,539)			22,813

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Aptiv PLC
3.150% due 11/19/2020		$1,100	1,092

Total Jersey, Channel Islands (Cost $1,118)			1,092

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$400	391
3.500% due 03/20/2027		2,800	2,750

Total Kuwait (Cost $3,175)			3,141

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,000	1,067

Total Lithuania (Cost $1,062)			1,067

LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.0%
Bavarian Sky S.A.
0.028% due 10/20/2024 •	EUR	199	232

CORPORATE BONDS & NOTES 0.3%
Aroundtown S.A.
1.625% due 01/31/2028		700	747
Emerald Bay S.A.
0.000% due 10/08/2020 (e)		289	317
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		400	468

			1,532

Total Luxembourg (Cost $1,785)			1,764

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Preferred Term Securities Ltd.
2.734% (US0003M + 0.400%) due 06/23/2035 ~		$960	912

Total Multinational (Cost $711)			912

NETHERLANDS 2.5%
ASSET-BACKED SECURITIES 0.1%
Chapel BV
0.039% due 07/17/2066 •	EUR	79	92
Penta CLO BV
0.790% due 08/04/2028 •		600	697

			789

CORPORATE BONDS & NOTES 2.4%
BNG Bank NV
4.550% due 02/15/2019	CAD	1,800	1,408
Cooperatieve Rabobank UA
3.125% due 04/26/2021		$400	397
6.875% due 03/19/2020 (i)	EUR	700	890
ING Bank NV
2.625% due 12/05/2022		$3,600	3,501
4.125% due 11/21/2023 •		3,100	3,105
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		500	478
Mylan NV
2.500% due 06/07/2019		110	110
NXP BV
4.125% due 06/01/2021		800	805
Petrobras Global Finance BV
8.375% due 12/10/2018		200	202
Schaeffler Finance BV
4.750% due 05/15/2023		500	505
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	150	203
Syngenta Finance NV
3.698% due 04/24/2020		$700	699
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	300	363
Vonovia Finance BV
5.000% due 10/02/2023		$100	102

			12,768

Total Netherlands (Cost $13,662)			13,557

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,100	1,068
3.250% due 06/28/2023		500	497

			1,565

SOVEREIGN ISSUES 0.0%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	236

Total Norway (Cost $1,852)			1,801

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,600	1,796

Total Poland (Cost $1,651)			1,796

PORTUGAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	300	106

Total Portugal (Cost $338)			106

QATAR 1.2%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$400	413

SOVEREIGN ISSUES 1.1%
Qatar Government International Bond
3.875% due 04/23/2023		3,800	3,834
4.500% due 04/23/2028		1,800	1,856

			5,690

Total Qatar (Cost $5,989)			6,103

SAUDI ARABIA 1.8%
SOVEREIGN ISSUES 1.8%
Saudi Government International Bond
2.375% due 10/26/2021		$3,700	3,576
2.875% due 03/04/2023		1,000	967
3.250% due 10/26/2026		400	377
3.625% due 03/04/2028		900	860
4.000% due 04/17/2025		1,900	1,904
4.500% due 04/17/2030		2,100	2,114

Total Saudi Arabia (Cost $9,929)			9,798

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	953
3.500% due 09/18/2027		300	276
Clifford Capital Pte Ltd.
3.380% due 03/07/2028		600	582
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		700	703
PSA Treasury Pte. Ltd.
2.500% due 04/12/2026		400	364

Total Singapore (Cost $2,947)			2,878

SLOVENIA 1.2%
SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,100	5,121
5.250% due 02/18/2024		1,419	1,535

Total Slovenia (Cost $6,622)			6,656

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$400	389

SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		200	199

Total South Korea (Cost $593)			588

SPAIN 4.1%
ASSET-BACKED SECURITIES 0.0%
Driver Espana Five FDT
0.029% due 12/21/2028 •	EUR	160	186

CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)		400	484
Banco Santander S.A.
3.848% due 04/12/2023		$200	196
6.250% due 09/11/2021 •(h)(i)	EUR	200	242
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$800	823
5.877% due 07/15/2019		2,000	2,044

			3,789

SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	243
4.900% due 09/15/2021		1,100	1,374
4.950% due 02/11/2020		1,370	1,671
Autonomous Community of Valencia
4.900% due 03/17/2020		600	744
Spain Government International Bond
1.400% due 07/30/2028		6,300	7,248
1.450% due 10/31/2027		2,700	3,156
2.150% due 10/31/2025		800	1,000
2.900% due 10/31/2046		2,300	2,881

			18,317

Total Spain (Cost $21,847)			22,292

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Investment Bank
0.500% due 06/21/2023	AUD	500	323
0.500% due 08/10/2023		400	258
European Stability Mechanism
1.850% due 12/01/2055	EUR	600	724

Total Supranational (Cost $1,396)			1,305

SWEDEN 4.8%
CORPORATE BONDS & NOTES 4.8%
Danske Hypotek AB
1.000% due 12/21/2022	SEK	18,000	2,054
Lansforsakringar Hypotek AB
1.250% due 09/20/2023		24,600	2,822
2.250% due 09/21/2022		17,600	2,107
Nordea Hypotek AB
1.000% due 04/08/2022		38,900	4,465
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		14,000	1,635
Stadshypotek AB
1.500% due 12/15/2021		31,000	3,619
2.500% due 09/18/2019		1,000	116
2.500% due 04/05/2022		$300	291
4.500% due 09/21/2022	SEK	22,000	2,858
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	2,896
2.000% due 06/17/2026		6,000	705
Swedbank Hypotek AB
1.000% due 09/15/2021		3,900	449
1.000% due 06/15/2022		16,800	1,929

Total Sweden (Cost $25,998)			25,946

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$200	214
Credit Suisse Group AG
3.532% (US0003M + 1.200%) due 12/14/2023 ~		800	806
7.500% due 07/17/2023 •(h)(i)		800	825
UBS AG
2.200% due 06/08/2020		900	884
2.801% (US0003M + 0.480%) due 12/01/2020 ~		1,200	1,202
2.907% due 06/08/2020 •		1,400	1,407

			5,338

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	441

Total Switzerland (Cost $5,742)			5,779

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$500	493
3.000% due 03/30/2022		200	195

			688

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		500	482
3.125% due 10/11/2027		900	853

			1,335

Total United Arab Emirates (Cost $2,087)			2,023

UNITED KINGDOM 10.0%
CORPORATE BONDS & NOTES 5.3%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$3,300	3,583
Barclays PLC
3.650% due 03/16/2025		600	564
4.451% (US0003M + 2.110%) due 08/10/2021 ~		600	623
6.500% due 09/15/2019 •(h)(i)	EUR	1,000	1,199
7.000% due 09/15/2019 •(h)(i)	GBP	200	264
8.000% due 12/15/2020 •(h)(i)	EUR	200	256
BAT International Finance PLC
1.625% due 09/09/2019		$400	394
BP Capital Markets PLC
4.750% due 11/15/2018	AUD	500	363
British Telecommunications PLC
2.350% due 02/14/2019		$500	499
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	400	558
Frontier Finance PLC
8.000% due 03/23/2022		1,500	2,017
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		$600	601
3.322% (US0003M + 1.000%) due 05/18/2024 ~		300	300
3.950% due 05/18/2024 •		400	398
5.875% due 09/28/2026 •(h)(i)	GBP	600	788
6.250% due 03/23/2023 •(h)(i)		$300	299
6.500% due 03/23/2028 •(h)(i)		300	290
Imperial Brands Finance PLC
2.950% due 07/21/2020		800	793
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	792
5.125% due 03/07/2025		700	1,089
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)		1,200	1,592
7.875% due 06/27/2029 •(h)(i)		200	298
Nationwide Building Society
3.766% due 03/08/2024 •		$1,200	1,172
6.875% due 06/20/2019 •(h)(i)	GBP	300	399
10.250% ~(h)		1	187
RAC Bond Co. PLC
4.870% due 05/06/2046		300	393
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	576
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		1,000	1,007
4.519% due 06/25/2024 •		1,000	998
7.500% due 08/10/2020 •(h)(i)		500	513
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,700	1,679
2.875% due 08/05/2021		400	390
7.375% due 06/24/2022 •(h)(i)	GBP	200	275
Tesco PLC
5.125% due 04/10/2047	EUR	400	595
6.125% due 02/24/2022	GBP	50	73

Tesco Property Finance PLC
5.411% due 07/13/2044		194	280
7.623% due 07/13/2039		89	154
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	651
Virgin Money PLC
2.250% due 04/21/2020		700	917
Vodafone Group PLC
3.329% (US0003M + 0.990%) due 01/16/2024 ~		$500	502
3.750% due 01/16/2024		400	396

			28,717

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Business Mortgage Finance PLC
1.182% due 02/15/2039 •	GBP	7	10
2.802% due 02/15/2041 •		257	332
Eurohome UK Mortgages PLC
0.947% due 06/15/2044 •		415	524
Eurosail PLC
0.962% due 06/10/2044 •		17	22
1.750% due 06/13/2045 •		594	773
Mansard Mortgages PLC
1.447% due 12/15/2049 •		157	202
Newgate Funding PLC
0.960% due 12/01/2050 •		300	369
1.797% due 12/15/2050 •		271	346
Paragon Mortgages PLC
0.993% due 01/15/2039 •		749	936
Ripon Mortgages PLC
1.605% due 08/20/2056 •		1,554	2,029
RMAC Securities PLC
0.951% due 06/12/2044 •		477	595
Thrones PLC
1.652% due 11/15/2049 •		251	328
Towd Point Mortgage Funding PLC
1.759% due 04/20/2045 •		638	834
2.005% due 02/20/2054 •		1,184	1,549

			8,849

SOVEREIGN ISSUES 3.1%
United Kingdom Gilt
1.500% due 07/22/2047		3,600	4,259
3.250% due 01/22/2044 (k)		3,800	6,242
3.500% due 01/22/2045 (k)		600	1,032
4.250% due 12/07/2040 (k)		1,200	2,226
4.250% due 12/07/2046		1,600	3,133

			16,892

Total United Kingdom (Cost $55,331)			54,458

UNITED STATES 43.8%
ASSET-BACKED SECURITIES 5.5%
ACE Securities Corp. Home Equity Loan Trust
2.356% due 07/25/2036 •		$1,461	1,191
Amortizing Residential Collateral Trust
2.916% due 10/25/2031 •		1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.156% due 06/25/2029 •		1	1
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •		1,941	1,851
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.596% due 02/25/2036 •		619	487
Citigroup Mortgage Loan Trust
2.376% due 12/25/2036 •		594	393
2.476% due 03/25/2036 •		646	556
Citigroup Mortgage Loan Trust, Inc.
2.476% due 06/25/2037 •		2,700	2,614
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•		437	403
2.356% due 06/25/2035 •		413	379
2.356% due 03/25/2037 •		1,948	1,801
2.356% due 06/25/2037 •		528	502
2.356% due 07/25/2037 •		387	357
2.356% due 06/25/2047 ^•		430	396
2.356% due 06/25/2047 •		1,333	1,252
2.366% due 04/25/2047 •		415	399
2.506% due 07/25/2036 •		462	454
4.795% due 08/25/2035 ^~		567	516
Countrywide Asset-Backed Certificates Trust
3.566% due 04/25/2035 •		1,000	1,016

Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •		1	1
First Franklin Mortgage Loan Trust
2.331% due 07/25/2036 •		1,403	1,322
GSAMP Trust
2.861% due 11/25/2035 ^•		1,356	1,011
Home Equity Mortgage Loan Asset-Backed Trust
2.456% due 04/25/2037 •		612	463
HSI Asset Securitization Corp. Trust
2.476% due 04/25/2037 •		813	487
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •		12	12
Morgan Stanley ABS Capital, Inc. Trust
2.346% due 10/25/2036 •		159	150
Morgan Stanley Home Equity Loan Trust
2.316% due 12/25/2036 •		1,068	652
2.446% due 04/25/2037 •		886	602
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^Ø		172	79
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.506% due 03/25/2036 •		700	685
NovaStar Mortgage Funding Trust
2.346% due 03/25/2037 •		788	607
Option One Mortgage Loan Trust
2.356% due 01/25/2037 •		466	363
Renaissance Home Equity Loan Trust
4.766% due 12/25/2032 •		436	425
5.294% due 01/25/2037 Ø		644	352
5.675% due 06/25/2037 ^Ø		1,053	477
5.731% due 11/25/2036 Ø		1,012	592
Residential Asset Mortgage Products Trust
2.436% due 12/25/2035 •		439	389
2.676% due 12/25/2035 •		1,005	857
Residential Asset Securities Corp. Trust
2.466% due 11/25/2036 •		2,043	1,772
Saxon Asset Securities Trust
3.966% due 12/25/2037 •		416	395
4.016% due 05/25/2031 •		647	585
SLM Student Loan Trust
1.350% due 03/15/2038 •	GBP	651	831
Soundview Home Loan Trust
2.366% due 06/25/2037 •		$91	69
Structured Asset Investment Loan Trust
2.346% due 07/25/2036 •		515	416
2.526% due 01/25/2036 •		1,502	1,398
Terwin Mortgage Trust
3.156% due 11/25/2033 •		24	24

			29,585

CORPORATE BONDS & NOTES 17.0%
AIG Global Funding
2.878% (US0003M + 0.480%) due 07/02/2020 ~		1,000	1,003
Allergan Sales LLC
5.000% due 12/15/2021		600	623
Ally Financial, Inc.
8.000% due 11/01/2031		200	243
American Honda Finance Corp.
2.691% (US0003M + 0.350%) due 11/05/2021 ~		200	200
American Tower Corp.
3.450% due 09/15/2021		500	498
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,100	1,085
3.300% due 02/01/2023		500	494
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,000	1,164
3.071% (US0003M + 0.750%) due 06/01/2021 ~		$2,700	2,725
3.289% (US0003M + 0.950%) due 07/15/2021 ~		1,400	1,417
3.514% (US0003M + 1.180%) due 06/12/2024 ~		1,600	1,608
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		100	99
4.350% due 04/20/2028		200	194
Bank of America Corp.
5.875% due 03/15/2028 •(h)		700	695
BAT Capital Corp.
2.909% due 08/14/2020 •		400	402
3.222% due 08/15/2024		200	191
3.557% due 08/15/2027		700	653
Bayer U.S. Finance LLC
3.003% (US0003M + 0.630%) due 06/25/2021 ~		300	301
3.344% (US0003M + 1.010%) due 12/15/2023 ~		500	501
3.875% due 12/15/2023		300	298
4.250% due 12/15/2025		300	298
4.375% due 12/15/2028		700	687

BMW U.S. Capital LLC
2.689% (US0003M + 0.370%) due 08/14/2020 ~		2,500	2,509
Boston Scientific Corp.
2.850% due 05/15/2020		1,100	1,092
Brandywine Operating Partnership LP
3.950% due 11/15/2027		500	473
Campbell Soup Co.
3.300% due 03/15/2021		200	198
3.650% due 03/15/2023		800	785
Cardinal Health, Inc.
1.948% due 06/14/2019		1,300	1,293
Cboe Global Markets, Inc.
1.950% due 06/28/2019		500	497
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		200	198
Charter Communications Operating LLC
3.750% due 02/15/2028		900	830
4.464% due 07/23/2022		1,300	1,323
6.384% due 10/23/2035		500	540
Citigroup, Inc.
2.050% due 06/07/2019		200	199
3.247% (US0003M + 0.930%) due 06/07/2019 ~		600	603
Citizens Bank N.A.
2.881% (US0003M + 0.570%) due 05/26/2020 ~		1,100	1,104
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018		1,100	1,108
Conagra Brands, Inc.
2.839% (US0003M + 0.500%) due 10/09/2020 ~		900	898
Continental Resources, Inc.
4.375% due 01/15/2028		200	199
CVS Health Corp.
3.350% due 03/09/2021		200	200
3.700% due 03/09/2023		400	399
4.100% due 03/25/2025		300	299
4.300% due 03/25/2028		400	397
5.050% due 03/25/2048		100	103
D.R. Horton, Inc.
3.750% due 03/01/2019		1,000	1,001
4.000% due 02/15/2020		1,200	1,208
Daimler Finance North America LLC
2.250% due 03/02/2020		400	395
Dell International LLC
3.480% due 06/01/2019		1,400	1,404
Delta Air Lines, Inc.
2.875% due 03/13/2020		1,400	1,389
DISH DBS Corp.
5.125% due 05/01/2020		600	607
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		1,000	1,000
eBay, Inc.
2.150% due 06/05/2020		900	885
EQT Corp.
2.500% due 10/01/2020		500	488
3.000% due 10/01/2022		400	388
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	353
ERAC USA Finance LLC
2.600% due 12/01/2021		$1,200	1,160
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	233
1.700% due 06/30/2022	GBP	200	257
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$1,800	1,781
2.943% due 01/08/2019		500	501
3.339% (US0003M + 1.000%) due 01/09/2020 ~		700	703
GATX Corp.
2.500% due 03/15/2019		700	699
3.061% (US0003M + 0.720%) due 11/05/2021 ~		300	301
General Mills, Inc.
3.200% due 04/16/2021		100	99
3.346% (US0003M + 1.010%) due 10/17/2023 ~		100	101
3.700% due 10/17/2023		100	99
General Motors Financial Co., Inc.
3.100% due 01/15/2019		1,100	1,101
3.550% due 04/09/2021		300	300
Georgia-Pacific LLC
3.163% due 11/15/2021		400	395
Goldman Sachs Group, Inc.
3.507% (US0003M + 1.160%) due 04/23/2020 ~		400	405
4.223% due 05/01/2029 •		100	99
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		600	562
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~		600	600
International Lease Finance Corp.
8.250% due 12/15/2020		500	547

JPMorgan Chase Bank N.A.
2.675% (US0003M + 0.340%) due 04/26/2021 ~	400	400
3.086% due 04/26/2021 •	800	798
Kilroy Realty LP
3.450% due 12/15/2024	100	96
Kinder Morgan, Inc.
5.000% due 02/15/2021	400	413
KLA-Tencor Corp.
4.125% due 11/01/2021	400	407
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	900	901
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	700	702
Mid-America Apartments LP
4.200% due 06/15/2028	600	597
Morgan Stanley
3.737% due 04/24/2024 •	1,000	994
MPLX LP
4.000% due 03/15/2028	300	289
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	700	665
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~	2,200	2,203
Navient Corp.
4.875% due 06/17/2019	600	605
5.500% due 01/15/2019	1,700	1,711
8.000% due 03/25/2020	300	318
Newmont Mining Corp.
5.125% due 10/01/2019	800	816
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	1,100	1,102
2.711% (US0003M + 0.400%) due 08/21/2020 ~	500	500
Nissan Motor Acceptance Corp.
3.076% due 09/28/2022 •	1,000	1,002
Northwell Healthcare, Inc.
4.260% due 11/01/2047	400	381
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	1,400	1,373
Protective Life Global Funding
2.262% due 04/08/2020	2,200	2,167
Public Service Co. of Oklahoma
4.400% due 02/01/2021	200	204
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	400	381
QVC, Inc.
3.125% due 04/01/2019	800	800
RELX Capital, Inc.
8.625% due 01/15/2019	300	305
Rockwell Collins, Inc.
2.800% due 03/15/2022	900	876
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	800	799
SES Global Americas Holdings GP
2.500% due 03/25/2019	600	599
SL Green Operating Partnership LP
3.250% due 10/15/2022	500	485
Southern Co.
2.350% due 07/01/2021	500	485
2.802% (US0003M + 0.490%) due 02/14/2020 ~	1,400	1,400
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	600	600
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	200	199
Springleaf Finance Corp.
5.250% due 12/15/2019	300	305
6.000% due 06/01/2020	400	413
Sprint Capital Corp.
6.900% due 05/01/2019	200	204
Sprint Communications, Inc.
7.000% due 03/01/2020	200	208
9.000% due 11/15/2018	300	302
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	450	449
4.738% due 09/20/2029	300	301
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	700	700
Time Warner Cable LLC
5.000% due 02/01/2020	300	306
8.250% due 04/01/2019	400	410
UDR, Inc.
4.625% due 01/10/2022	200	205
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	300	301

Verizon Communications, Inc.
2.625% due 08/15/2026	400	363
3.414% (US0003M + 1.100%) due 05/15/2025 ~	700	707
4.125% due 03/16/2027	500	501
4.329% due 09/21/2028	1,012	1,020
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,100	2,090
2.450% due 11/20/2019	1,100	1,090
Wells Fargo & Co.
3.452% (US0003M + 1.110%) due 01/24/2023 ~	1,000	1,013
3.572% (US0003M + 1.230%) due 10/31/2023 ~	1,500	1,531
Wells Fargo Bank N.A.
3.550% due 08/14/2023	1,400	1,394
WestRock Co.
3.750% due 03/15/2025	300	295
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	300	297
3.150% due 04/01/2022	2,100	2,058

		91,823

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc.
4.992% (LIBOR03M + 2.750%) due 01/31/2025 ~	496	494
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~	587	588

		1,082

MUNICIPAL BONDS & NOTES 0.0%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	137

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust
4.016% due 09/25/2045 •	23	23
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	453	425
Banc of America Mortgage Trust
3.685% due 02/25/2036 ^~	61	58
Bear Stearns Adjustable Rate Mortgage Trust
4.116% due 08/25/2033 ~	2	2
Bear Stearns ALT-A Trust
2.376% due 02/25/2034 •	45	45
3.800% due 11/25/2035 ^~	29	26
4.098% due 03/25/2036 ^~	125	108
4.167% due 08/25/2036 ^~	38	26
4.187% due 09/25/2035 ~	26	21
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	27	25
Chase Mortgage Finance Trust
3.558% due 07/25/2037 ~	54	48
Citigroup Mortgage Loan Trust, Inc.
2.566% due 10/25/2035 •	2,122	1,713
3.410% due 09/25/2035 •	4	4
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.086% due 09/25/2035 ^~	305	282
Countrywide Alternative Loan Trust
2.375% due 03/20/2046 •	64	58
2.496% due 02/25/2037 •	50	47
2.692% due 11/25/2035 •	12	11
2.845% due 12/25/2035 •	56	52
5.250% due 06/25/2035 ^	8	8
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	5	5
2.676% due 05/25/2035 •	25	23
2.856% due 03/25/2035 •	41	38
2.876% due 02/25/2035 •	6	6
3.583% due 11/25/2034 ~	7	7
3.912% due 08/25/2034 ^~	14	14
5.500% due 01/25/2035	354	358
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	1,579	1,524
5.863% due 02/25/2037 ^~	189	82
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	400	3
0.899% due 11/10/2046 ~(a)	271	3
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.966% due 10/25/2047 •	916	822
GSR Mortgage Loan Trust
2.546% due 12/25/2034 •	46	44
3.750% due 01/25/2036 ^~	48	48
3.774% due 04/25/2035 ~	244	246

IndyMac Mortgage Loan Trust
2.426% due 05/25/2046 •	502	494
2.696% due 07/25/2035 •	22	22
JPMorgan Mortgage Trust
3.486% due 07/27/2037 ~	87	87
3.727% due 02/25/2036 ^~	28	23
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •	5	5
Morgan Stanley Bank of America Merrill Lynch Trust
1.132% due 12/15/2048 ~(a)	948	33
Morgan Stanley Mortgage Loan Trust
4.077% due 06/25/2036 ~	34	35
Residential Accredit Loans, Inc. Trust
2.366% due 02/25/2047 •	32	21
2.396% due 06/25/2046 •	291	134
2.426% due 04/25/2046 •	487	255
Structured Adjustable Rate Mortgage Loan Trust
4.166% due 04/25/2034 ~	4	4
Structured Asset Mortgage Investments Trust
2.426% due 05/25/2036 •	12	11
2.436% due 05/25/2036 •	89	81
2.436% due 09/25/2047 •	129	123
2.676% due 05/25/2045 •	18	18
2.748% due 07/19/2034 •	2	2
2.828% due 09/19/2032 •	1	1
2.868% due 03/19/2034 •	4	4
3.345% due 08/25/2047 ^•	36	34
Structured Asset Securities Corp.
2.496% due 01/25/2036 •	288	268
Structured Asset Securities Corp. Mortgage Loan Trust
2.506% due 10/25/2036 •	548	491
TBW Mortgage-Backed Trust
5.970% due 09/25/2036 Ø	189	19
Thornburg Mortgage Securities Trust
4.158% due 06/25/2047 ^•	35	32
4.158% due 06/25/2047 •	5	4
Wachovia Mortgage Loan Trust LLC
4.226% due 10/20/2035 ^~	94	96
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 02/27/2034 •	4	4
2.526% due 01/25/2045 •	98	98
2.825% due 06/25/2046 •	38	39
2.845% due 02/25/2046 •	87	88
3.167% due 12/25/2036 ^~	193	174
3.448% due 03/25/2033 ~	10	10
3.655% due 03/25/2035 ~	46	47
3.729% due 04/25/2035 ~	36	37
Washington Mutual Mortgage Pass-Through Certificates Trust
2.785% due 07/25/2046 ^•	25	18
Wells Fargo Mortgage-Backed Securities Trust
3.837% due 03/25/2036 ^~	124	121
3.896% due 03/25/2035 ~	58	59
4.231% due 07/25/2036 ^~	33	33
4.366% due 04/25/2036 ~	2	2

		9,233

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
2.336% due 03/25/2034 •	3	3
2.366% due 08/25/2034 •	2	2
2.415% due 09/25/2042 •	16	16
2.616% due 06/25/2036 •	26	26
2.947% due 10/01/2044 •	14	14
3.016% due 12/25/2039 •	199	202
3.130% due 12/01/2034 •	3	4
3.500% due 11/01/2021 - 03/01/2048	9,688	9,544
3.914% due 05/25/2035 ~	8	9
4.162% due 11/01/2034 •	24	26
6.000% due 07/25/2044	9	10
Fannie Mae, TBA
3.500% due 10/01/2048 - 11/01/2048	34,400	33,840
4.000% due 11/01/2048	17,800	17,950
Freddie Mac
1.482% due 01/15/2038 ~(a)	430	18
2.432% due 01/15/2038 •	430	430
2.658% due 12/15/2032 •	5	5
2.758% due 12/15/2037 •	9	9
3.045% due 10/25/2044 •	39	39
3.500% due 03/01/2035 •	5	5
4.040% due 04/01/2035 •	43	44
4.084% due 02/01/2029 •	2	2
Ginnie Mae
2.880% due 05/20/2066 - 06/20/2066 •	4,026	4,085
2.930% due 11/20/2066 •	670	682
3.625% due 04/20/2028 - 06/20/2030 •	3	2

NCUA Guaranteed Notes
2.591% due 11/05/2020 •		684	687
2.681% due 12/08/2020 •		200	201

			67,855

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (o)		111	109
0.125% due 04/15/2022 (m)		2,280	2,216
0.125% due 07/15/2024 (o)		159	153
0.375% due 07/15/2025 (k)(m)(o)		8,820	8,546
0.500% due 01/15/2028 (k)		9,093	8,733
0.625% due 01/15/2026 (o)		53	52
1.000% due 02/15/2048 (k)		2,657	2,627
1.375% due 02/15/2044 (k)(o)		865	928
2.000% due 01/15/2026 (o)		127	137
2.500% due 01/15/2029		1,291	1,485
3.875% due 04/15/2029 (o)		766	988
U.S. Treasury Notes
2.250% due 11/15/2025 (o)		100	95
2.625% due 06/15/2021 (o)		300	298
2.875% due 04/30/2025 (k)(m)(o)		10,600	10,520

			36,887

Total United States (Cost $234,623)			236,602

SHORT-TERM INSTRUMENTS 11.6%
COMMERCIAL PAPER 0.2%
Entergy Corp.
2.400% due 10/02/2018		$1,200	1,201

REPURCHASE AGREEMENTS (j) 0.2%			990

ARGENTINA TREASURY BILLS 0.3%
3.755% due 12/28/2018 - 03/29/2019 (d)(e)	ARS	11,819	291
2.121% due 12/14/2018 (e)(f)		$1,500	1,488

			1,779

FRANCE TREASURY BILLS 5.5%
(0.633)% due 01/04/2019 - 01/16/2019 (d)(e)	EUR	25,400	29,551

JAPAN TREASURY BILLS 4.9%
(0.155)% due 10/01/2018 - 03/11/2019 (d)(e)	JPY	3,000,000	26,418

NETHERLANDS TREASURY BILLS 0.5%
(0.639)% due 01/31/2019 (e)(f)	EUR	2,400	2,792

Total Short-Term Instruments (Cost $63,300)			62,731

Total Investments in Securities (Cost $614,735)			612,969

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio		1,096,052	10,981
PIMCO Short-Term Floating NAV Portfolio III		16,714	165

Total Short-Term Instruments (Cost $11,147)			11,146

Total Investments in Affiliates (Cost $11,147)			11,146

Total Investments 115.4% (Cost $625,882)			$624,115
Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $5,801)			451
Other Assets and Liabilities, net (15.5)%			(83,832)

Net Assets 100.0%			$540,734

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$990	U.S. Treasury Bonds 3.625% due 02/15/2044	$(1,010)	$990	$990

Total Repurchase Agreements						$(1,010)	$990	$990

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
GRE	2.450%	09/28/2018	10/05/2018		$(2,588)	$(2,589)
IND	0.660	07/05/2018	10/04/2018	GBP	(4,540)	(5,927)
	2.240	09/11/2018	11/13/2018		$(7,373)	(7,382)
	2.240	09/18/2018	10/02/2018		(3,640)	(3,643)
	2.250	09/12/2018	11/13/2018		(964)	(965)
JPS	2.200	09/20/2018	10/04/2018		(5,096)	(5,100)

Total Reverse Repurchase Agreements						$(25,606)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	2.370%	09/21/2018	10/05/2018	$(721)	$(721)
TDM	2.500	09/27/2018	10/04/2018	(304)	(305)

Total Sale-Buyback Transactions					$(1,026)

(k)	Securities with an aggregate market value of $26,498 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(17,278) at a weighted average interest rate of 0.274%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$119.000	10/26/2018	75	$75	$(18)	$(40)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	121.000	10/26/2018	75	75	(20)	(1)

Total Written Options					$(38)	$(41)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	696	$168,536	$(415)	$35	$0
90-Day Eurodollar March Futures	03/2019	1,126	273,505	(457)	42	0
Australia Government 3-Year Note December Futures	12/2018	30	2,413	(6)	3	0
Australia Government 10-Year Bond December Futures	12/2018	62	5,775	(45)	30	0
Canada Government 10-Year Bond December Futures	12/2018	80	8,214	(107)	4	(6)
Euro-Bobl December Futures	12/2018	321	48,712	(239)	123	(15)
Euro-BTP Italy Government Bond December Futures	12/2018	3	431	5	0	(11)
Euro-Buxl 30-Year Bond December Futures	12/2018	16	3,238	(54)	41	0
Euro-Schatz December Futures	12/2018	349	45,292	(52)	24	(2)
Japan Government 10-Year Bond December Futures	12/2018	31	40,950	(51)	16	(24)
U.S. Treasury 5-Year Note December Futures	12/2018	444	49,940	(428)	24	0
U.S. Treasury 10-Year Note December Futures	12/2018	61	7,246	(103)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	25	3,857	(129)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	434	70,101	162	4	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	129	20,778	(3)	2	(2)
United Kingdom Long Gilt December Futures	12/2018	30	4,729	(48)	6	0

				$(1,970)	$356	$(73)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	699	$(169,219)	$315	$0	$(26)
90-Day Eurodollar March Futures	03/2020	1,123	(271,864)	675	0	(56)
Call Options Strike @ EUR 131.500 on Euro-Bobl December 2018 Futures	11/2018	58	(11)	(2)	0	(6)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	26	(13)	(2)	0	(7)
Euro-Bund 10-Year Bond December Futures	12/2018	85	(15,671)	168	0	(74)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	294	(51,561)	407	9	(164)
Put Options Strike @ EUR 130.000 on Euro-Bobl December 2018 Futures	11/2018	58	(11)	(3)	5	(2)
Put Options Strike @ EUR 130.250 on Euro-Bobl December 2018 Futures	11/2018	39	(11)	(2)	5	(1)
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	26	(13)	1	5	0
U.S. Treasury 2-Year Note December Futures	12/2018	25	(5,268)	12	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	434	(69,847)	(120)	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	129	(20,723)	5	3	(2)

				$1,454	$34	$(339)

Total Futures Contracts				$(516)	$390	$(412)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.122%	EUR	200	$(6)	$1	$(5)	$0	$0
Navient Corp.	(5.000)	Quarterly	03/20/2019	0.264		$1,100	(49)	23	(26)	0	(1)
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.118		700	(15)	1	(14)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.258	EUR	200	(5)	1	(4)	0	0

							$(75)	$26	$(49)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.464%		$700	$13	$2	$15	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.423	EUR	200	5	(2)	3	0	1
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.628		500	18	(1)	17	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2022	0.645		800	0	13	13	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2025	1.385		400	(13)	2	(11)	0	(1)

							$23	$14	$37	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$1,000	$(61)	$(21)	$(82)	$0	$(2)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		2,500	(182)	(3)	(185)	0	0
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		30,144	(531)	(84)	(615)	0	0
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		41,000	(728)	(150)	(878)	3	0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	53,300	(1,532)	143	(1,389)	4	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		35,200	(1,019)	127	(892)	3	0

						$(4,053)	$12	$(4,041)	$10	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$300	$(5)	$(5)	$(10)	$0	$0
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	11,800	225	2	227	0	(4)

						$220	$(3)	$217	$0	$(4)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$1,100	$0	$2	$2	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		3,500	2	0	2	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		1,200	0	1	1	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,100	0	(1)	(1)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,200	0	(2)	(2)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		2,300	0	(3)	(3)	0	(1)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	800	1	(2)	(1)	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	39,500	(58)	(36)	(94)	0	(2)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	(22)	(108)	0	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(24)	0	(24)	2	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	29,390	37	54	91	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$25,300	220	(90)	130	0	(4)
Pay (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		502,000	33	42	75	62	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		63,700	1,091	(81)	1,010	0	(15)
Receive (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		502,000	1	(26)	(25)	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		11,100	414	49	463	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		9,200	479	67	546	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		15,200	1,224	200	1,424	0	(10)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,400	39	23	62	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,000	2,315	513	2,828	0	(20)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		11,700	361	530	891	11	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,000	445	65	510	4	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		8,400	230	67	297	10	0
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		800	(5)	41	36	1	0
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,900	(20)	150	130	4	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	(19)	(15)	2	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	12/19/2020	EUR	12,700	(9)	34	25	11	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		17,300	(59)	98	39	23	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		58,500	161	(279)	(118)	89	0
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		1,500	18	9	27	0	(4)
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		25,700	445	177	622	119	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		34,400	(183)	(171)	(354)	163	0
Pay (6)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		400	(6)	0	(6)	0	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		5,200	107	(3)	104	0	(71)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	44,900	(3)	3	0	0	(6)
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		37,900	107	(16)	91	0	(6)
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		17,400	(117)	(15)	(132)	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		44,900	(26)	4	(22)	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		37,900	(17)	16	(1)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		1,900	(2)	5	3	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		6,200	100	56	156	0	(10)
Pay (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		100	0	0	0	1	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	4,080,000	(121)	(27)	(148)	7	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,770,000	(129)	72	(57)	0	(1)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		2,090,000	2,911	(398)	2,513	4	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		150,000	157	(27)	130	0	0
Receive (6)	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		684,282	89	(38)	51	0	(12)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		100,000	42	(34)	8	3	0
Pay (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	12/20/2048		237,606	(1)	10	9	6	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	21,800	(5)	(17)	(22)	2	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		18,100	(3)	(14)	(17)	2	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		27,400	(95)	(17)	(112)	2	0

							$10,064	$950	$11,014	$530	$(185)

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	Quarterly	06/12/2022	$3,900	$0	$5	$5	$0	$(1)
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	Quarterly	04/27/2023	17,000	0	2	2	0	0
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	04/26/2022	30,400	0	1	1	0	(2)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	06/12/2022	5,100	0	4	4	0	(1)
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	Quarterly	06/19/2022	19,800	2	11	13	0	(2)
1-Month USD-LIBOR + 0.117%	3-Month USD-LIBOR	Quarterly	03/02/2020	33,900	0	2	2	0	(1)

					$2	$25	$27	$0	$(7)

Total Swap Agreements					$6,181	$1,024	$7,205	$540	$(201)

(m)

Securities with an aggregate market value of $8,318 and cash of $1,499 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2018	INR	18,928		$262	$2	$0
BOA	10/2018	BRL	3,134		767	0	(9)
	10/2018	PLN	6,526		1,746	0	(24)
	10/2018		$5,843	AUD	8,052	0	(23)
	10/2018		766	BRL	3,134	10	0
	10/2018		16,108	DKK	102,139	0	(205)
	10/2018		784	INR	56,983	2	0
	10/2018		1,299	NOK	10,560	0	(1)
	11/2018	AUD	8,052		$5,844	23	0
	11/2018	CNH	19,984		2,924	24	0
	11/2018		$765	BRL	3,134	9	0
	12/2018	IDR	2,168,166		$143	0	(1)
	12/2018	INR	56,983		775	0	(1)
	12/2018		$416	KRW	463,466	2	0
	01/2019	DKK	102,139		$16,245	206	0
BPS	10/2018	ARS	6,042		149	4	0
	10/2018	CHF	494		511	7	0
	10/2018	IDR	7,182,585		482	0	0
	10/2018	KRW	170,544		153	0	0
	10/2018		$301	ARS	11,466	0	(24)
	10/2018		269	CAD	348	0	0
	10/2018		303	IDR	4,521,417	0	0
	10/2018		1,130	INR	79,099	0	(44)
	11/2018	CNH	5,716		$837	8	0
	12/2018	CLP	384,346		569	0	(16)
	12/2018	INR	23,084		318	4	0
	12/2018	KRW	6,202,941		5,553	0	(47)
	12/2018	TWD	39,059		1,281	0	(9)
	12/2018		$177	IDR	2,661,168	0	0
	07/2019		834	CNH	5,716	0	(11)
BRC	10/2018	JPY	220,000		$2,000	63	0
	10/2018		$1,550	CHF	1,489	0	(32)
	11/2018	MXN	4,904		$257	0	(3)
	11/2018		$2,593	CNH	17,716	0	(22)
CBK	10/2018	CAD	18,474		$14,299	0	(4)
	10/2018	DKK	915		145	2	0
	10/2018	EUR	75,659		88,397	547	(5)
	10/2018	JPY	190,000		1,729	56	0
	10/2018		$622	CAD	818	11	0
	10/2018		3,881	EUR	3,315	0	(32)
	10/2018		1,952	GBP	1,498	1	0
	10/2018		260	INR	18,928	0	0
	10/2018		310	NOK	2,601	9	0
	10/2018		931	SEK	8,418	16	0
	11/2018	CNH	5,716		$836	7	0
	11/2018	EUR	5,942		6,904	0	(12)
	11/2018		$7,080	CNH	48,125	0	(96)
	11/2018		351	ZAR	5,230	17	0
	12/2018	CLP	193,008		$287	0	(7)
	12/2018	COP	792,812		262	0	(5)
	12/2018	INR	18,928		258	0	0
	12/2018	KRW	1,220,916		1,098	0	(4)
	12/2018		$2,551	COP	7,911,120	115	0
	02/2019	EUR	1,878		$2,377	172	0
	05/2019		1,083		1,264	0	(20)
	06/2019	GBP	584		783	12	0
	07/2019	CNH	6,175		916	26	0
	07/2019		$834	CNH	5,716	0	(10)
DUB	01/2019		1,446	EUR	1,150	0	(98)
	03/2019	BRL	2,419		$632	42	0
	03/2019		$538	MXN	11,542	63	0
	04/2019	SEK	2,204	EUR	214	0	0
FBF	12/2018	CLP	307,311		$451	0	(17)
GLM	10/2018	AUD	8,052		5,826	6	0
	10/2018	CHF	308		321	7	0
	10/2018	EUR	6,584		7,621	7	(34)
	10/2018	IDR	8,250,667		551	0	(2)
	10/2018	INR	80,067		1,118	15	0
	10/2018		$3,430	GBP	2,632	0	0
	10/2018		273	JPY	30,535	0	(4)
	11/2018	EUR	51		$59	0	(1)
	11/2018	GBP	634		834	6	0
	11/2018		$1,118	CNH	7,665	0	(6)
	11/2018	ZAR	10,449		$699	0	(37)
	12/2018	COP	1,188,236		393	0	(8)
	12/2018	INR	55,279		760	9	(2)
	12/2018	RON	1,831	EUR	391	1	0
	12/2018		$1,290	CLP	895,249	72	0
	01/2019		435	DKK	2,775	1	0
HUS	10/2018	CAD	1,241		$954	0	(7)
	10/2018	NZD	1,242		821	0	(3)
	10/2018	SEK	230,721		25,234	0	(727)
	10/2018	TRY	16,059		3,369	739	0
	10/2018		$8	ARS	257	0	(2)
	10/2018		14,249	CAD	18,474	54	0
	10/2018		285	DKK	1,815	0	(3)
	10/2018		487	IDR	7,340,170	6	0
	10/2018		826	NZD	1,242	0	(3)
	11/2018	CAD	18,474		$14,258	0	(54)
	11/2018	CNH	41,175		6,018	43	0
	11/2018	CZK	308		14	0	0
	11/2018	NZD	1,242		827	3	0
	11/2018		$2,356	CNH	16,009	0	(33)
	11/2018		1,114	ZAR	15,017	0	(56)
	11/2018	ZAR	12,123		$820	0	(34)
	12/2018	EUR	1,558		1,949	129	0
	12/2018	IDR	11,634,412		762	0	(9)
	12/2018	KRW	539,175		485	0	(2)
	12/2018		$1,351	AUD	1,700	0	(122)
	01/2019	EUR	1,199		$1,441	35	0
	02/2019		$716	AUD	900	0	(64)
	03/2019	BRL	810		$240	42	0
	03/2019		$240	MXN	4,727	6	0
	05/2019		1,301	EUR	1,078	0	(23)
	07/2019	CNH	39,550		$5,793	95	0
	07/2019		$5,999	CNH	41,175	0	(67)
IND	11/2018	ZAR	1,928		$136	0	0
	12/2018	AUD	139		103	3	0
	12/2018	COP	911,428		301	0	(6)
JPM	10/2018	AUD	908		653	0	(4)
	10/2018	CAD	417		322	0	0
	10/2018	EUR	6,761		7,880	26	(5)
	10/2018	GBP	480		625	0	0
	10/2018		$336	AUD	463	0	(1)
	10/2018		28,096	GBP	21,349	0	(271)
	10/2018		8,117	JPY	916,100	0	(54)
	10/2018		5,866	MXN	110,469	15	0
	10/2018		435	RUB	29,351	12	0
	11/2018	EUR	10		$12	0	0
	11/2018	GBP	18,514		24,423	259	0
	11/2018	JPY	916,100		8,136	55	0
	11/2018		$277	MXN	5,382	9	0
	11/2018	ZAR	20,330		$1,360	0	(72)
	12/2018	COP	887,497		293	0	(6)
	12/2018	IDR	2,192,400		145	0	0
	12/2018	RON	8,996	EUR	1,922	5	0
	04/2019	EUR	416	SEK	4,267	0	(3)
	07/2019	CNH	1,835		$270	5	0
MSB	12/2018		$5,286	INR	374,616	0	(183)
	07/2019	CNH	5,047		$739	11	0
	06/2021		$38	EUR	30	0	(1)
MYI	10/2018	EUR	6,100		$7,112	14	0
	10/2018		$26,078	SEK	230,400	0	(154)
	11/2018	SEK	230,400		$26,143	153	0
NGF	10/2018		$200	INR	13,960	0	(8)
	12/2018	IDR	4,222,034		$277	0	(3)
	12/2018	INR	31,265		429	3	0
RYL	10/2018		$352	EUR	300	0	(3)
	04/2019	SEK	2,992		288	0	(2)
SCX	10/2018	DKK	103,560		$16,349	226	0
	10/2018	EUR	5,616		6,527	0	(7)
	10/2018	GBP	373		484	0	(2)
	10/2018	INR	58,616		847	42	0
	10/2018	NZD	10		7	0	0
	10/2018		$1,004	GBP	779	12	0
	10/2018		323	JPY	36,312	0	(3)
	10/2018		3,369	TRY	16,955	0	(592)
	12/2018		1,365	IDR	20,292,108	0	(21)
SOG	10/2018	GBP	24,728		$31,868	0	(362)
	10/2018		$10	NOK	78	0	0
	10/2018		373	SEK	3,316	1	0
	12/2018		894	EUR	710	0	(65)
SSB	10/2018	CHF	2,115		$2,175	19	0
	10/2018	GBP	1,011		1,331	13	0
	10/2018	JPY	5,240,282		47,240	1,075	0
	10/2018		$16,049	JPY	1,780,800	0	(376)
	10/2018		327	NZD	496	2	0
	11/2018	AUD	500		$379	18	0
	11/2018	CNY	16,788		2,452	15	0
	11/2018	EUR	56		64	0	(1)
	11/2018		$1,601	ZAR	24,402	118	0
TOR	10/2018		84,667	EUR	71,910	0	(1,176)
	11/2018	EUR	71,910		$84,871	1,178	0
UAG	10/2018		5,800		6,768	19	0
	10/2018	GBP	659		846	0	(13)
	10/2018	JPY	150,000		1,363	43	0
	10/2018	NOK	1,890		226	0	(6)
	10/2018	TRY	896		123	0	(24)
	10/2018		$908	EUR	776	0	(7)
	10/2018		234	IDR	3,571,665	6	0
	11/2018		5,295	RUB	339,816	0	(132)
	12/2018	IDR	3,571,665		$229	0	(8)

Total Forward Foreign Currency Contracts						$6,093	$(5,656)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$1,629	$30	$11
BRC	Call - OTC EUR versus USD		$1.308	09/22/2021	EUR	500	31	27
	Put - OTC EUR versus USD		1.308	09/22/2021		500	37	41
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$1,264	23	9
GLM	Put - OTC EUR versus USD		$1.150	02/26/2019	EUR	2,400	27	30
	Call - OTC USD versus JPY	JPY	120.000	04/20/2020		$1,961	36	14
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	EUR	438	27	24
	Put - OTC EUR versus USD		1.291	06/24/2021		438	32	32

Total Purchased Options							$243	$188

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD		$0.734	11/13/2018	AUD	1,900	$(9)	$(7)
CBK	Put - OTC EUR versus GBP	GBP	0.875	12/05/2018	EUR	4,593	(27)	(31)
	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	1,660	(53)	(67)
	Call - OTC GBP versus USD		1.440	06/14/2019		1,668	(24)	(11)
	Call - OTC USD versus SEK	SEK	9.000	12/17/2018		$1,000	(8)	(10)
GLM	Put - OTC AUD versus USD		$0.703	11/01/2018	AUD	1,800	(8)	(3)
	Call - OTC EUR versus JPY	JPY	135.000	02/26/2019	EUR	2,400	(28)	(35)
	Call - OTC USD versus CNH	CNH	7.000	11/05/2018		$2,263	(15)	(4)
	Put - OTC USD versus MXN	MXN	18.500	10/12/2018		2,800	(35)	(9)
	Call - OTC USD versus NOK	NOK	8.350	12/19/2018		800	(7)	(6)
JPM	Put - OTC USD versus MXN	MXN	18.000	11/20/2018		2,000	(12)	(5)
MYI	Call - OTC USD versus SEK	SEK	9.040	12/19/2018		800	(7)	(7)

							$(233)	$(195)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	10/09/2018	$3,400	$(13)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/09/2018	3,400	(12)	(3)

							$(25)	$(3)

Total Written Options							$(258)	$(198)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.148%	$200	$(7)	$1	$0	$(6)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	1,700	(61)	9	0	(52)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	3,000	(73)	(15)	0	(88)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515	800	(15)	(2)	0	(17)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	1,200	(41)	4	0	(37)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	2,000	(51)	(8)	0	(59)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	1,000	(35)	4	0	(31)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515	1,600	(31)	(4)	0	(35)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	1,700	(60)	8	0	(52)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	800	(20)	(3)	0	(23)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	200	(5)	(1)	0	(6)

							$(399)	$(7)	$0	$(406)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	12/20/2023	2.020%	$100	$(5)	$0	$0	$(5)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.892	400	(21)	6	0	(15)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020	100	(4)	(1)	0	(5)

							$(30)	$5	$0	$(25)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,400	$73	$(65)	$8	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	800	$976	$(1)	$57	$56	$0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		1,000	1,220	30	39	69	0

								$29	$96	$125	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	3-Month KRW-KORIBOR	1.993%	Quarterly	07/10/2027	KRW	3,206,400	$0	$28	$28	$0
SOG	Receive	3-Month KRW-KORIBOR	2.030	Quarterly	07/10/2027		2,933,300	0	18	18	0

								$0	$46	$46	$0

Total Swap Agreements								$(327)	$75	$179	$(431)

(o)

Securities with an aggregate market value of $2,513 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$711	$0	$711
Australia
Asset-Backed Securities	0	611	0	611
Corporate Bonds & Notes	0	299	0	299
Sovereign Issues	0	105	0	105
Brazil
Corporate Bonds & Notes	0	2,725	0	2,725
Canada
Corporate Bonds & Notes	0	7,849	0	7,849
Non-Agency Mortgage-Backed Securities	0	1,103	0	1,103
Sovereign Issues	0	11,212	0	11,212
Cayman Islands
Asset-Backed Securities	0	17,129	0	17,129
Corporate Bonds & Notes	0	1,976	0	1,976
Denmark
Corporate Bonds & Notes	0	15,950	0	15,950
France
Corporate Bonds & Notes	0	9,858	0	9,858
Sovereign Issues	0	10,545	0	10,545
Germany
Corporate Bonds & Notes	0	9,353	0	9,353
Guernsey, Channel Islands
Corporate Bonds & Notes	0	792	0	792
Hong Kong
Corporate Bonds & Notes	0	891	0	891
India
Corporate Bonds & Notes	0	200	0	200
Ireland
Asset-Backed Securities	0	4,648	0	4,648
Corporate Bonds & Notes	0	3,811	0	3,811
Sovereign Issues	0	1,065	0	1,065
Israel
Sovereign Issues	0	768	0	768
Italy
Corporate Bonds & Notes	0	3,824	0	3,824
Non-Agency Mortgage-Backed Securities	0	193	0	193
Sovereign Issues	0	22,143	0	22,143
Japan
Corporate Bonds & Notes	0	7,808	0	7,808
Sovereign Issues	0	15,005	0	15,005
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,092	0	1,092
Kuwait
Sovereign Issues	0	3,141	0	3,141
Lithuania
Sovereign Issues	0	1,067	0	1,067
Luxembourg
Asset-Backed Securities	0	232	0	232
Corporate Bonds & Notes	0	1,532	0	1,532
Multinational
Corporate Bonds & Notes	0	912	0	912
Netherlands
Asset-Backed Securities	0	789	0	789
Corporate Bonds & Notes	0	12,768	0	12,768
Norway
Corporate Bonds & Notes	0	1,565	0	1,565
Sovereign Issues	0	236	0	236
Poland
Sovereign Issues	0	1,796	0	1,796
Portugal
Corporate Bonds & Notes	0	106	0	106
Qatar
Corporate Bonds & Notes	0	413	0	413
Sovereign Issues	0	5,690	0	5,690
Saudi Arabia
Sovereign Issues	0	9,798	0	9,798
Singapore
Corporate Bonds & Notes	0	2,878	0	2,878
Slovenia
Sovereign Issues	0	6,656	0	6,656
South Korea
Corporate Bonds & Notes	0	389	0	389
Sovereign Issues	0	199	0	199
Spain
Asset-Backed Securities	0	186	0	186
Corporate Bonds & Notes	0	3,789	0	3,789
Sovereign Issues	0	18,317	0	18,317
Supranational
Corporate Bonds & Notes	0	1,305	0	1,305
Sweden
Corporate Bonds & Notes	0	25,946	0	25,946
Switzerland
Corporate Bonds & Notes	0	5,338	0	5,338
Sovereign Issues	0	441	0	441
United Arab Emirates
Corporate Bonds & Notes	0	688	0	688
Sovereign Issues	0	1,335	0	1,335
United Kingdom
Corporate Bonds & Notes	0	28,717	0	28,717
Non-Agency Mortgage-Backed Securities	0	8,849	0	8,849
Sovereign Issues	0	16,892	0	16,892
United States
Asset-Backed Securities	0	29,585	0	29,585
Corporate Bonds & Notes	0	91,823	0	91,823
Loan Participations and Assignments	0	1,082	0	1,082
Municipal Bonds & Notes	0	137	0	137
Non-Agency Mortgage-Backed Securities	0	9,233	0	9,233
U.S. Government Agencies	0	67,855	0	67,855
U.S. Treasury Obligations	0	36,887	0	36,887
Short-Term Instruments
Commercial Paper	0	1,201	0	1,201
Repurchase Agreements	0	990	0	990
Argentina Treasury Bills	0	1,779	0	1,779
France Treasury Bills	0	29,551	0	29,551
Japan Treasury Bills	0	26,418	0	26,418
Netherlands Treasury Bills	0	2,792	0	2,792
	$0	$612,969	$0	$612,969

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,146	$0	$0	$11,146

Total Investments	$11,146	$612,969	$0	$624,115

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	390	540	0	930
Over the counter	0	6,460	0	6,460
	$390	$7,000	$0	$7,390

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(412)	(242)	0	(654)
Over the counter	0	(6,285)	0	(6,285)

	$(412)	$(6,527)	$0	$(6,939)

Total Financial Derivative Instruments	$(22)	$473	$0	$451

Totals	$11,124	$613,442	$0	$624,566

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO International Bond Portfolio (Unhedged)

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.0% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	470	$11
43.077% (ARLLMONP) due 06/21/2020 ~		670	19

Total Argentina (Cost $62)			30

AUSTRALIA 0.9%
CORPORATE BONDS & NOTES 0.6%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$100	99
Woodside Finance Ltd.
4.600% due 05/10/2021		100	102

			201

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (f)	AUD	130	105

Total Australia (Cost $335)			306

BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
5.999% due 01/27/2028		$216	200
6.125% due 01/17/2022		34	35

Total Brazil (Cost $247)			235

CANADA 4.0%
CORPORATE BONDS & NOTES 0.3%
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		$100	100

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canadian Mortgage Pools
2.140% due 07/01/2020	CAD	59	46

SOVEREIGN ISSUES 3.6%
Province of Alberta
1.250% due 06/01/2020 (j)		100	76
2.350% due 06/01/2025 (j)		100	75
Province of Ontario
2.600% due 06/02/2025 (j)		1,200	912
Province of Quebec
3.500% due 12/01/2022 (j)		100	80

			1,143

Total Canada (Cost $1,285)			1,289

CAYMAN ISLANDS 3.4%
ASSET-BACKED SECURITIES 2.8%
Atrium Corp.
3.697% due 10/23/2024 •		$250	250
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		100	100
Figueroa CLO Ltd.
3.188% due 06/20/2027 •		100	100
GoldenTree Loan Opportunities Ltd.
3.709% due 10/29/2026 •		250	250
Monarch Grove CLO
3.215% due 01/25/2028 •		100	100

Zais CLO Ltd.
0.000% due 04/15/2028 •(b)		100	100

			900

CORPORATE BONDS & NOTES 0.6%
Sands China Ltd.
5.400% due 08/08/2028		200	200

Total Cayman Islands (Cost $1,099)			1,100

DENMARK 3.6%
CORPORATE BONDS & NOTES 3.6%
BRFkredit A/S
2.000% due 10/01/2047	DKK	376	59
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		942	148
2.000% due 10/01/2050		1,886	293
2.500% due 10/01/2037		62	10
2.500% due 10/01/2047		1	0
3.000% due 10/01/2047		47	8
Nykredit Realkredit A/S
2.000% due 10/01/2047		913	143
2.500% due 10/01/2037		387	64
2.500% due 10/01/2047		74	12
Realkredit Danmark A/S
2.000% due 10/01/2047		1,988	312
2.000% due 10/01/2050		297	46
2.500% due 10/01/2037		304	50
2.500% due 07/01/2047		63	10
3.000% due 07/01/2046		41	7

Total Denmark (Cost $1,112)			1,162

FRANCE 5.3%
CORPORATE BONDS & NOTES 2.7%
Altice France S.A.
5.625% due 05/15/2024	EUR	100	122
Danone S.A.
2.077% due 11/02/2021		$200	191
Dexia Credit Local S.A.
2.250% due 02/18/2020		300	297
2.500% due 01/25/2021		250	246

			856

SOVEREIGN ISSUES 2.6%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	400	501
3.250% due 05/25/2045 (j)		200	318

			819

Total France (Cost $1,572)			1,675

GERMANY 1.2%
CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG
2.700% due 07/13/2020		$100	98
4.250% due 10/14/2021		200	199
Kreditanstalt fuer Wiederaufbau
6.000% due 08/20/2020	AUD	100	77

Total Germany (Cost $403)			374

IRELAND 0.5%
SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	100	152

Total Ireland (Cost $139)			152

ITALY 6.3%
CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018	EUR	200	233

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Claris Abs SRL
0.081% due 10/31/2060 •		45	52

SOVEREIGN ISSUES 5.4%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (j)		200	217
2.450% due 10/01/2023 (j)		900	1,046
2.500% due 11/15/2025		100	113
2.950% due 09/01/2038		200	214
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	153

			1,743

Total Italy (Cost $2,122)			2,028

JAPAN 6.3%
CORPORATE BONDS & NOTES 1.3%
Central Nippon Expressway Co. Ltd.
2.881% (US0003M + 0.540%) due 08/04/2020 ~		$200	200
Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		200	206

			406

SOVEREIGN ISSUES 5.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		200	191
Japan Bank for International Cooperation
2.500% due 06/01/2022		200	194
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		200	195
Japan Government International Bond
0.300% due 06/20/2046	JPY	80,000	610
0.500% due 09/20/2046		50,000	402

			1,592

Total Japan (Cost $2,200)			1,998

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Heathrow Funding Ltd.
4.875% due 07/15/2023		$100	104

Total Jersey, Channel Islands (Cost $104)			104

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
3.500% due 03/20/2027		$200	196

Total Kuwait (Cost $198)			196

LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond
6.125% due 03/09/2021		$100	107

Total Lithuania (Cost $106)			107

NETHERLANDS 1.9%
CORPORATE BONDS & NOTES 1.9%
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (h)	EUR	100	127
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		$200	191
ING Bank NV
2.625% due 12/05/2022		250	243
Mylan NV
2.500% due 06/07/2019		55	55

Total Netherlands (Cost $628)			616

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
DNB Boligkreditt A/S
3.250% due 06/28/2023		$200	199

Total Norway (Cost $200)			199

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	400	109

Total Poland (Cost $100)			109

QATAR 1.3%
SOVEREIGN ISSUES 1.3%
Qatar Government International Bond
3.875% due 04/23/2023		$200	202
4.500% due 04/23/2028		200	206

Total Qatar (Cost $398)			408

SAUDI ARABIA 1.9%
SOVEREIGN ISSUES 1.9%
Saudi Government International Bond
2.375% due 10/26/2021		$200	193
4.500% due 04/17/2030		400	403

Total Saudi Arabia (Cost $597)			596

SLOVENIA 1.6%
SOVEREIGN ISSUES 1.6%
Slovenia Government International Bond
4.125% due 02/18/2019		$500	502

Total Slovenia (Cost $503)			502

SPAIN 3.9%
CORPORATE BONDS & NOTES 0.4%
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)	EUR	100	121

SOVEREIGN ISSUES 3.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020		150	183
Spain Government International Bond
1.400% due 07/30/2028		400	460
1.450% due 10/31/2027		300	351
2.900% due 10/31/2046		100	125

			1,119

Total Spain (Cost $1,264)			1,240

SWEDEN 5.1%
CORPORATE BONDS & NOTES 5.1%
Danske Hypotek AB
1.000% due 12/21/2022	SEK	2,000	228
Lansforsakringar Hypotek AB
1.250% due 09/20/2023		1,500	172
2.250% due 09/21/2022		2,300	275
Nordea Hypotek AB
1.000% due 04/08/2022		3,400	390
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		500	59
Stadshypotek AB
1.500% due 12/15/2021		1,000	117
4.500% due 09/21/2022		2,000	260
Swedbank Hypotek AB
1.000% due 09/15/2021		600	69
1.000% due 06/15/2022		600	69

Total Sweden (Cost $1,651)			1,639

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.6%
UBS AG
2.907% due 06/08/2020 •		$200	201

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	50	74

Total Switzerland (Cost $272)			275

UNITED ARAB EMIRATES 0.6%
SOVEREIGN ISSUES 0.6%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$200	193

Total United Arab Emirates (Cost $199)			193

UNITED KINGDOM 10.9%
CORPORATE BONDS & NOTES 4.5%
Barclays PLC
6.500% due 09/15/2019 •(g)(h)	EUR	200	240
BG Energy Capital PLC
4.000% due 10/15/2021		$200	203
British Telecommunications PLC
9.625% due 12/15/2030		60	85
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	158
Nationwide Building Society
6.875% due 06/20/2019 •(g)(h)		100	133
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)		$200	205
Santander UK Group Holdings PLC
2.875% due 10/16/2020		200	198
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	49	73
Virgin Money PLC
2.250% due 04/21/2020		100	131

			1,426

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Eurosail PLC
0.000% due 12/10/2044 •	EUR	28	32
0.000% due 03/13/2045 •		36	41
0.960% due 03/13/2045 •	GBP	71	92
Kensington Mortgage Securities PLC
0.000% due 06/14/2040 •	EUR	34	39
Mansard Mortgages PLC
1.447% due 12/15/2049 •	GBP	94	122
Newgate Funding PLC
1.797% due 12/15/2050 •		135	173
Ripon Mortgages PLC
1.605% due 08/20/2056 •		86	113
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	103	115
0.971% due 06/12/2044 •	GBP	118	148

			875

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
1.500% due 07/22/2047		200	237
3.250% due 01/22/2044 (j)		450	739
3.500% due 01/22/2045 (j)		120	206

			1,182

Total United Kingdom (Cost $3,490)			3,483

UNITED STATES 47.8%
ASSET-BACKED SECURITIES 4.2%
Bayview Opportunity Master Fund Trust
4.090% due 05/28/2033 Ø		$73	73

Citigroup Mortgage Loan Trust, Inc.
2.476% due 06/25/2037 •		200	194
Countrywide Asset-Backed Certificates
2.356% due 07/25/2037 •		26	24
2.436% due 06/25/2047 •		300	286
2.456% due 04/25/2037 •		62	49
Countrywide Asset-Backed Certificates Trust
2.876% due 08/25/2035 •		155	154
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •		28	28
Renaissance Home Equity Loan Trust
4.766% due 12/25/2032 •		74	73
Saxon Asset Securities Trust
3.966% due 12/25/2037 •		69	66
SG Mortgage Securities Trust
2.366% due 10/25/2036 •		200	180
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	22	25
Structured Asset Investment Loan Trust
3.941% due 10/25/2034 •		$116	115
Structured Asset Securities Corp. Mortgage Loan Trust
2.351% due 07/25/2036 •		18	17
Terwin Mortgage Trust
3.156% due 11/25/2033 •		2	2
VOLT LLC
3.125% due 09/25/2047 Ø		75	74

			1,360

CORPORATE BONDS & NOTES 18.7%
Ally Financial, Inc.
3.750% due 11/18/2019		100	100
8.000% due 11/01/2031		100	122
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		200	202
3.289% (US0003M + 0.950%) due 07/15/2021 ~		100	101
3.514% (US0003M + 1.180%) due 06/12/2024 ~		100	101
Bank of America Corp.
5.875% due 03/15/2028 •(g)		50	50
Bank of New York Mellon Corp.
2.200% due 08/16/2023		100	94
BAT Capital Corp.
2.909% due 08/14/2020 •		100	100
3.222% due 08/15/2024		100	94
Becton Dickinson and Co.
3.250% due 11/12/2020		100	100
Campbell Soup Co.
3.300% due 03/15/2021		100	99
Cardinal Health, Inc.
1.948% due 06/14/2019		100	99
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		100	102
Charter Communications Operating LLC
3.750% due 02/15/2028		100	92
CNH Industrial Capital LLC
4.875% due 04/01/2021		100	103
CVS Health Corp.
3.700% due 03/09/2023		100	100
D.R. Horton, Inc.
3.750% due 03/01/2019		100	100
Dell International LLC
3.480% due 06/01/2019		200	201
4.420% due 06/15/2021		100	102
Delta Air Lines, Inc.
2.875% due 03/13/2020		100	99
Discovery Communications LLC
2.800% due 06/15/2020		100	99
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		100	99
Dresdner Funding Trust
8.151% due 06/30/2031		100	124
Energy Transfer Partners LP
4.650% due 06/01/2021		100	102
Enterprise Products Operating LLC
6.500% due 01/31/2019		100	101
ERAC USA Finance LLC
2.600% due 12/01/2021		100	97
Ford Motor Credit Co. LLC
2.425% due 06/12/2020		200	196
General Motors Financial Co., Inc.
3.189% (US0003M + 0.850%) due 04/09/2021 ~		100	100
HCA, Inc.
6.500% due 02/15/2020		100	104
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		100	105

KLA-Tencor Corp.
4.125% due 11/01/2021	100	102
Komatsu Finance America, Inc.
2.118% due 09/11/2020	200	196
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	100	100
Mid-America Apartments LP
4.200% due 06/15/2028	100	99
Morgan Stanley
3.737% due 04/24/2024 •	100	99
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	100	95
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~	200	200
Navient Corp.
4.875% due 06/17/2019	100	101
Nissan Motor Acceptance Corp.
3.076% due 09/28/2022 •	100	100
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	100	98
Plains All American Pipeline LP
5.750% due 01/15/2020	100	103
Progress Energy, Inc.
7.050% due 03/15/2019	100	102
QVC, Inc.
3.125% due 04/01/2019	100	100
Rockwell Collins, Inc.
2.800% due 03/15/2022	100	97
Ryder System, Inc.
2.650% due 03/02/2020	300	297
Springleaf Finance Corp.
8.250% due 12/15/2020	100	109
Sprint Communications, Inc.
9.000% due 11/15/2018	100	101
Time Warner Cable LLC
4.125% due 02/15/2021	100	101
UnitedHealth Group, Inc.
3.750% due 07/15/2025	100	101
Verizon Communications, Inc.
2.625% due 08/15/2026	100	91
Wells Fargo & Co.
3.452% (US0003M + 1.110%) due 01/24/2023 ~	100	101
Zimmer Biomet Holdings, Inc.
3.089% (US0003M + 0.750%) due 03/19/2021 ~	100	100
3.550% due 04/01/2025	100	96

		5,977

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
4.250% due 04/30/2025	98	98

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	91	85
BCAP LLC Trust
5.745% due 02/28/2037 ~	59	56
Bear Stearns ALT-A Trust
3.927% due 11/25/2036 ^~	80	67
Chase Mortgage Finance Trust
3.558% due 07/25/2037 ~	4	4
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	7	7
Commercial Mortgage Trust
2.103% due 07/10/2046 ~(a)	395	11
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	168	133
Countrywide Alternative Loan Trust
2.916% due 05/25/2036 •	289	175
Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	69	59
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	200	1
0.899% due 11/10/2046 ~(a)	136	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.406% due 08/25/2047 •	134	123
First Horizon Mortgage Pass-Through Trust
4.024% due 05/25/2037 ^~	26	21
GSR Mortgage Loan Trust
4.052% due 11/25/2035 ~	77	77
HarborView Mortgage Loan Trust
2.728% due 02/19/2036 •	242	209
Impac CMB Trust
2.936% due 10/25/2034 •	56	55

IndyMac Mortgage Loan Trust
2.696% due 07/25/2035 •		21	20
JPMorgan Alternative Loan Trust
3.766% due 12/25/2035 ^~		61	55
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		100	98
4.070% due 11/15/2043		192	194
JPMorgan Mortgage Trust
3.727% due 02/25/2036 ^~		14	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.018% due 08/15/2032 •		31	30
Merrill Lynch Mortgage Investors Trust
3.539% due 02/25/2035 ~		7	8
Morgan Stanley Bank of America Merrill Lynch Trust
1.132% due 12/15/2048 ~(a)		292	10
Structured Asset Securities Corp.
2.496% due 01/25/2036 •		19	18
Thornburg Mortgage Securities Trust
4.158% due 06/25/2047 ^•		11	10
WaMu Mortgage Pass-Through Certificates Trust
3.655% due 03/25/2035 ~		56	57
3.727% due 03/25/2034 ~		61	63
3.989% due 09/25/2036 ~		13	13
Wells Fargo Mortgage-Backed Securities Trust
4.477% due 10/25/2035 ~		12	12

			1,684

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
3.016% due 12/25/2039 •		22	22
Fannie Mae, TBA
3.500% due 11/01/2048		2,400	2,359
4.000% due 11/01/2048		1,000	1,008
Freddie Mac
1.482% due 01/15/2038 ~(a)		54	2
2.432% due 01/15/2038 •		54	54
2.758% due 12/15/2037 •		4	4
3.500% due 08/01/2047		500	493
NCUA Guaranteed Notes
2.681% due 12/08/2020 •		81	82
Small Business Administration
5.980% due 05/01/2022		17	18

			4,042

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025		106	103
0.500% due 01/15/2028 (j)		715	687
1.000% due 02/15/2048 (j)		307	303
1.375% due 02/15/2044		108	116
2.500% due 01/15/2029		117	135
U.S. Treasury Notes
2.875% due 04/30/2025 (j)		800	794

			2,138

Total United States (Cost $15,022)			15,299

SHORT-TERM INSTRUMENTS 10.8%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~		$100	101

REPURCHASE AGREEMENTS (i) 0.7%			216

ARGENTINA TREASURY BILLS 0.3%
3. 502% due 12/28/2018 - 03/29/2019 (c)(d)	ARS	455	11
2.121% due 12/14/2018 (d)(e)		$100	99

			110

FRANCE TREASURY BILLS 4.0%
(0.632)% due 01/04/2019 - 01/16/2019 (c)(d)	EUR	1,100	1,280

JAPAN TREASURY BILLS 5.5%
(0.161)% due 02/12/2019 - 03/11/2019 (c)(d)	JPY	200,000	1,761

Total Short-Term Instruments (Cost $3,510)			3,468

Total Investments in Securities (Cost $38,818)			38,783

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short Asset Portfolio	57,289	574
PIMCO Short-Term Floating NAV Portfolio III	39,661	392

Total Short-Term Instruments (Cost $966)		966

Total Investments in Affiliates (Cost $966)		966

Total Investments 124.0% (Cost $39,784)		$39,749
Financial Derivative Instruments (k)(l) 0.1% (Cost or Premiums, net $381)		33
Other Assets and Liabilities, net (24.1)%		(7,737)

Net Assets 100.0%		$32,045

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$216	U.S. Treasury Bonds 3.625% due 02/15/2044	$(222)	$216	$216

Total Repurchase Agreements						$(222)	$216	$216

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.350)%	09/20/2018	10/02/2018		$(598)	$(694)
GRE	2.160	07/25/2018	10/25/2018		(803)	(806)
	2.340	09/19/2018	10/03/2018		(304)	(304)
IND	0.660	07/05/2018	10/04/2018	GBP	(403)	(527)
	2.250	09/12/2018	11/13/2018		$(690)	(691)
UBS	(0.350)	10/01/2018	10/18/2018	EUR	(187)	(217)
	0.350	10/01/2018	10/18/2018		(299)	(347)

Total Reverse Repurchase Agreements						$(3,586)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
TDM	1.650%	09/13/2018	10/04/2018	CAD	(498)	$(383)
	1.670	09/14/2018	10/24/2018		(197)	(151)
	1.670	09/17/2018	10/24/2018		(800)	(614)

Total Sale-Buyback Transactions						$(1,148)

(j)	Securities with an aggregate market value of $4,338 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,023) at a weighted average interest rate of 0.806%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$104.750	11/23/2018	17	$17	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.000	11/23/2018	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.250	11/23/2018	9	9	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.500	11/23/2018	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	110.500	11/23/2018	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.500	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	127.000	11/23/2018	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	129.500	11/23/2018	2	2	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	125.000	11/23/2018	5	5	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	185.000	11/23/2018	1	1	0	0

Total Purchased Options					$0	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$119.000	10/26/2018	5	$5	$(1)	$(3)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	121.000	10/26/2018	5	5	(1)	0

Total Written Options					$(2)	$(3)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	45	$10,897	$(20)	$2	$0
90-Day Eurodollar March Futures	03/2019	74	17,975	(27)	3	0
Australia Government 3-Year Note December Futures	12/2018	4	322	(1)	0	0
Australia Government 10-Year Bond December Futures	12/2018	3	279	(2)	1	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	18	0	0	0	0
Call Options Strike @ EUR 179.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	4	0	0	0	0
Canada Government 10-Year Bond December Futures	12/2018	1	103	(1)	0	0
Euro-Bobl December Futures	12/2018	18	2,731	(14)	7	(1)
Euro-Buxl 30-Year Bond December Futures	12/2018	1	202	(3)	3	0
Japan Government 10-Year Bond December Futures	12/2018	2	2,642	(2)	1	(1)
Put Options Strike @ EUR 125.750 on Euro-Bobl December 2018 Futures	11/2018	22	0	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	28	3,149	(28)	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	4	644	0	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	39	6,282	0	1	(1)

				$(98)	$19	$(3)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	45	$(10,894)	$14	$0	$(2)
90-Day Eurodollar March Futures	03/2020	74	(17,914)	37	0	(4)
Call Options Strike @ EUR 131.500 on Euro-Bobl December 2018 Futures	11/2018	3	(1)	0	0	0
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	1	(1)	0	0	0
Euro-BTP Italy Government Bond December Futures	12/2018	1	(144)	2	3	(1)
Euro-Bund 10-Year Bond December Futures	12/2018	4	(737)	6	0	(4)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	22	(3,858)	33	1	(12)
Put Options Strike @ EUR 130.000 on Euro-Bobl December 2018 Futures	11/2018	3	(1)	0	0	0
Put Options Strike @ EUR 130.250 on Euro-Bobl December 2018 Futures	11/2018	2	(1)	0	0	0
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	1	(1)	0	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	1	(154)	4	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	4	(646)	0	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	39	(6,265)	1	1	(1)

				$97	$6	$(24)

Total Futures Contracts				$(1)	$25	$(27)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Reynolds American, Inc.	(1.000)%	Quarterly	12/20/2020	0.118%		$100	$(3)	$1	$(2)	$0	$0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.258	EUR	100	(2)	0	(2)	0	0

							$(5)	$1	$(4)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.501%		$100	$0	$2	$2	$0	$0
Marks & Spencer PLC	1.000	Quarterly	12/20/2022	1.135	EUR	100	(1)	0	(1)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.645		100	0	2	2	0	0

							$(1)	$4	$3	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$200	$(15)	$0	$(15)	$0	$0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,800	(55)	8	(47)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		4,000	(118)	17	(101)	1	0

						$(188)	$25	$(163)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$100	$(2)	$(1)	$(3)	$0	$0
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	700	13	0	13	0	0

						$11	$(1)	$10	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$100	$0	$0	$0	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		300	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		100	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		100	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	100	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	2,800	(4)	(3)	(7)	0	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		400	1	11	12	0	0
Receive	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		100	(5)	4	(1)	0	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		100	3	3	6	0	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(41)	(13)	(54)	0	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	(1)	(2)	(3)	0	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	1,940	2	4	6	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$900	(2)	7	5	0	0
Pay (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		25,700	2	2	4	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		6,500	129	(26)	103	0	(2)
Receive (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		25,700	0	(1)	(1)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		1,650	38	60	98	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,600	99	8	107	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		900	59	4	63	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		350	(11)	38	27	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		550	62	8	70	1	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		400	11	3	14	1	0
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		100	(5)	10	5	0	0
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		300	(16)	29	13	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	(1)	(1)	0	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	12/19/2020	EUR	1,200	(1)	3	2	1	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/20/2021		2,200	1	(3)	(2)	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		900	(3)	5	2	1	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		3,800	10	(18)	(8)	6	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		2,100	36	15	51	10	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		1,800	(10)	(9)	(19)	9	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		400	10	(2)	8	0	(6)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	3,100	0	0	0	0	(1)
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		2,600	7	(1)	6	0	0
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		900	(6)	(1)	(7)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		3,100	(2)	1	(1)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		2,600	(1)	1	0	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		100	0	0	0	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		350	6	3	9	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		50	0	0	0	0	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	200,000	(6)	(1)	(7)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		270,000	(18)	9	(9)	0	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		250,000	319	(18)	301	1	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		40,000	37	(2)	35	0	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		80,000	(105)	1	(104)	0	(1)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		10,000	11	(1)	10	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		10,000	(1)	0	(1)	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	3,700	(17)	2	(15)	0	0

							$588	$129	$717	$33	$(14)

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	Quarterly	06/12/2022	$300	$0	$0	$0	$0	$0
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	Quarterly	04/27/2023	1,300	0	0	0	0	0
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	04/26/2022	3,100	0	0	0	0	0
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	06/12/2022	300	0	0	0	0	0
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	Quarterly	06/19/2022	1,300	0	1	1	0	0
1-Month USD-LIBOR + 0.117%	3-Month USD-LIBOR	Quarterly	03/02/2020	2,700	0	0	0	0	0

					$0	$1	$1	$0	$0

Total Swap Agreements					$405	$159	$564	$34	$(14)

Cash of $631 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2018	INR	1,228		$17	$0	$0
	10/2018		$301	JPY	34,000	0	(2)
BOA	10/2018	AUD	3,779		$2,743	11	0
	10/2018	BRL	561		151	13	(1)
	10/2018	JPY	6,193		56	1	0
	10/2018	PLN	396		106	0	(2)
	10/2018		$140	BRL	561	0	(1)
	10/2018		3,310	CHF	3,223	0	(26)
	10/2018		844	DKK	5,353	0	(10)
	10/2018		47	INR	3,423	0	0
	10/2018		3,340	NOK	27,867	84	0
	11/2018	CNH	1,190		$174	1	0
	11/2018		$2,743	AUD	3,779	0	(11)
	11/2018		64	BRL	261	1	0
	11/2018		21	ZAR	301	1	0
	12/2018	IDR	257,754		$17	0	0
	12/2018	INR	3,423		47	0	0
	12/2018		$20	CLP	13,736	1	0
	12/2018		26	KRW	28,967	0	0
	01/2019	DKK	5,353		$851	10	0
BPS	10/2018	ARS	545		13	0	0
	10/2018	BRL	500		125	1	0
	10/2018	CHF	105		109	2	0
	10/2018	EUR	2,008		2,365	34	0
	10/2018	IDR	4,572,725		307	0	0
	10/2018	INR	71		1	0	0
	10/2018	KRW	12,118		11	0	0
	10/2018		$34	ARS	1,313	0	(3)
	10/2018		134	BRL	500	0	(10)
	10/2018		9	CAD	12	0	0
	10/2018		78	INR	5,466	0	(3)
	10/2018		45	RUB	3,131	3	0
	11/2018	CNH	364		$53	0	0
	11/2018		$2,371	EUR	2,008	0	(34)
	12/2018	CLP	10,180		$15	0	(1)
	12/2018	INR	1,520		21	0	0
	12/2018	KRW	376,984		337	0	(3)
	12/2018	TWD	2,375		78	0	(1)
	12/2018		$303	IDR	4,572,725	0	0
	12/2018		318	INR	22,571	0	(10)
	07/2019		53	CNH	364	0	(1)
BRC	10/2018	JPY	10,000		$91	3	0
	10/2018		$93	CHF	89	0	(2)
	11/2018	MXN	621		$33	0	0
	11/2018		$227	CNH	1,553	0	(2)
	12/2018	INR	148		$2	0	0
CBK	10/2018	AUD	24		17	0	0
	10/2018	CAD	697		537	0	(3)
	10/2018	DKK	140		22	0	0
	10/2018	EUR	840		979	3	0
	10/2018	JPY	15,500		140	4	0
	10/2018	NOK	26,942		3,311	1	0
	10/2018	RON	486		118	0	(3)
	10/2018	SEK	7,475		822	0	(19)
	10/2018		$3,316	CAD	4,303	15	0
	10/2018		3,355	EUR	2,869	0	(25)
	10/2018		115	GBP	88	0	0
	10/2018		17	INR	1,228	0	0
	10/2018		478	MXN	9,318	18	0
	10/2018		18	NOK	155	1	0
	10/2018		75	SEK	674	1	0
	10/2018		249	TRY	1,257	0	(44)
	11/2018	CNH	364		$53	0	0
	11/2018	EUR	928		1,078	0	(2)
	11/2018		$433	CNH	2,944	0	(6)
	11/2018		40	MXN	771	1	0
	11/2018		3,315	NOK	26,942	0	(1)
	12/2018	CLP	4,708		$7	0	0
	12/2018	COP	51,442		17	0	0
	12/2018	INR	1,228		17	0	0
	12/2018	KRW	54,434		49	0	0
	12/2018	RON	14	EUR	3	0	0
	12/2018		$158	COP	489,514	7	0
	02/2019	EUR	123		$156	11	0
	05/2019		83		97	0	(2)
	06/2019	GBP	42		56	1	0
	07/2019	CNH	394		59	2	0
	07/2019		$53	CNH	364	0	(1)
DUB	01/2019		126	EUR	100	0	(9)
	03/2019	BRL	203		$53	4	0
	03/2019		$45	MXN	965	5	0
	04/2019	SEK	165	EUR	16	0	0
FBF	12/2018	SGD	24		$18	0	0
	04/2019	EUR	31	SEK	318	0	0
GLM	10/2018	CHF	19		$20	0	0
	10/2018	EUR	322		374	0	0
	10/2018	IDR	477,755		32	0	0
	10/2018	INR	4,872		68	1	0
	10/2018	JPY	20,000		182	5	0
	10/2018	TRY	3		0	0	0
	10/2018		$2,761	AUD	3,817	0	(3)
	10/2018		197	GBP	151	0	0
	10/2018		17	JPY	1,861	0	0
	10/2018		326	MXN	6,152	2	0
	11/2018	EUR	3		$4	0	0
	11/2018	ZAR	721		48	0	(2)
	12/2018	COP	75,588		25	0	(1)
	12/2018	IDR	30,370		2	0	0
	12/2018	INR	3,199		44	1	0
	12/2018	RON	23	EUR	5	0	0
	01/2019		$27	DKK	175	0	0
HUS	10/2018	BRL	261		$65	1	0
	10/2018	CAD	4,208		3,246	0	(13)
	10/2018	NZD	3,212		2,138	8	0
	10/2018	SEK	13		1	0	0
	10/2018	TRY	1,189		249	55	0
	10/2018		$8	ARS	245	0	(2)
	10/2018		64	BRL	261	1	0
	10/2018		176	IDR	2,679,978	4	0
	10/2018		977	NZD	1,478	3	0
	11/2018	CNH	2,622		$383	3	0
	11/2018	CZK	21		1	0	0
	11/2018		$3,191	CAD	4,134	12	0
	11/2018		144	CNH	980	0	(2)
	11/2018		2,138	NZD	3,212	0	(8)
	11/2018		21	RUB	1,395	1	0
	11/2018		64	ZAR	857	0	(3)
	11/2018	ZAR	718		$49	0	(2)
	12/2018	CLP	44,656		66	0	(2)
	12/2018	EUR	101		127	8	0
	12/2018	IDR	3,150,372		204	0	(5)
	12/2018	KRW	52,265		47	0	0
	12/2018		$103	AUD	130	0	(9)
	12/2018		522	CLP	357,598	22	0
	12/2018		13	IDR	196,105	0	0
	01/2019	EUR	104		$125	3	0
	02/2019		$56	AUD	70	0	(5)
	03/2019	BRL	68		$20	4	0
	03/2019		$20	MXN	394	1	0
	05/2019		100	EUR	83	0	(2)
	07/2019	CNH	2,509		$368	6	0
	07/2019		$382	CNH	2,622	0	(4)
IND	10/2018	CHF	3,049		$3,150	43	0
	10/2018	SEK	155		17	0	0
	11/2018		$3,158	CHF	3,049	0	(43)
	12/2018	AUD	10		$7	0	0
	12/2018	COP	57,532		19	0	0
JPM	10/2018	AUD	54		39	0	0
	10/2018	CAD	25		19	0	0
	10/2018	CHF	30		31	1	0
	10/2018	EUR	314		366	0	0
	10/2018	GBP	1,348		1,775	18	0
	10/2018	JPY	277,500		2,459	16	0
	10/2018	RUB	1,049		16	0	0
	10/2018	SEK	90		10	0	0
	10/2018		$20	AUD	27	0	0
	10/2018		226	GBP	173	0	(1)
	10/2018		327	MXN	6,152	1	0
	11/2018	EUR	1		$1	0	0
	11/2018		$1,740	GBP	1,319	0	(19)
	11/2018		2,464	JPY	277,500	0	(17)
	11/2018	ZAR	1,094		$73	0	(4)
	12/2018	COP	57,551		19	0	0
	12/2018	IDR	302,400		20	0	0
	12/2018	RON	248	EUR	53	0	0
	12/2018		$28	IDR	433,048	1	0
	07/2019	CNH	128		$19	0	0
MSB	10/2018	BRL	200		58	8	0
	10/2018		$50	BRL	200	0	0
	07/2019	CNH	319		$47	1	0
	06/2021		$3	EUR	2	0	0
MYI	10/2018		855	SEK	7,550	0	(5)
	11/2018	SEK	7,550		$857	5	0
NAB	10/2018	NZD	32		21	0	0
NGF	10/2018		$14	INR	977	0	(1)
	12/2018	IDR	304,840		$20	0	0
	12/2018	INR	1,895		26	0	0
RBC	10/2018	AUD	13		9	0	0
	10/2018	CAD	114		87	0	(1)
	10/2018	DKK	170		27	0	0
	10/2018	NOK	270		33	0	0
RYL	10/2018	JPY	5,000		44	0	0
	10/2018	NOK	185		23	0	0
	10/2018		$20	NOK	165	1	0
	10/2018		1,185	NZD	1,766	0	(14)
	04/2019	SEK	229	EUR	22	0	0
SCX	10/2018	DKK	5,081		$802	11	0
	10/2018	GBP	57		74	0	0
	10/2018	INR	4,167		60	3	0
	10/2018		$19	JPY	2,140	0	0
	12/2018		906	IDR	13,467,802	0	(14)
SOG	10/2018		150	CAD	196	1	0
	10/2018		1,280	GBP	993	15	0
	10/2018		0	NOK	4	0	0
	10/2018		22	SEK	194	0	0
	12/2018		58	EUR	46	0	(4)
SSB	10/2018	CHF	165		$170	2	0
	10/2018	EUR	400		466	1	0
	10/2018	GBP	60		79	1	0
	10/2018	JPY	188,300		1,698	38	0
	10/2018	RUB	1,267		19	0	0
	10/2018		$379	CAD	495	4	0
	10/2018		2,942	JPY	326,300	0	(70)
	10/2018		19	NZD	29	0	0
	11/2018	CNY	929		$136	1	0
	11/2018	EUR	3		4	0	0
	11/2018		$89	ZAR	1,352	7	0
UAG	10/2018	EUR	200		$233	1	0
	10/2018	JPY	10,000		91	3	0
	10/2018	TRY	65		9	0	(2)
	10/2018		$55	EUR	47	0	0
	10/2018		155	IDR	2,370,502	4	0
	11/2018		1,147	RUB	73,609	0	(29)
	12/2018	CLP	84,300		$128	0	0
	12/2018	IDR	2,370,502		152	0	(5)

Total Forward Foreign Currency Contracts						$568	$(530)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CHF	CHF	1.040	10/30/2018		$3,000	$0	$0
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		119	2	1
BPS	Put - OTC AUD versus USD		$0.640	10/29/2018	AUD	3,200	0	0
	Put - OTC GBP versus USD		1.170	10/31/2018	GBP	1,300	0	0
	Call - OTC USD versus CAD	CAD	1.420	10/26/2018		$3,100	0	0
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		77	2	1
GLM	Put - OTC EUR versus USD		$1.150	02/26/2019	EUR	100	1	1
	Call - OTC USD versus JPY	JPY	120.000	04/20/2020		$132	3	1
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	EUR	31	2	2
	Put - OTC EUR versus USD		1.291	06/24/2021		31	2	2

Total Purchased Options							$12	$8

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD		$0.734	11/13/2018	AUD	100	$0	$0
CBK	Put - OTC EUR versus GBP	GBP	0.875	12/05/2018	EUR	275	(2)	(2)
	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	119	(4)	(5)
	Call - OTC GBP versus USD		1.440	06/14/2019		124	(2)	(1)
	Call - OTC USD versus SEK	SEK	9.000	12/17/2018		$100	(1)	(1)
GLM	Put - OTC AUD versus USD		$0.703	11/01/2018	AUD	100	0	0
	Call - OTC EUR versus JPY	JPY	135.000	02/26/2019	EUR	100	(1)	(2)
	Call - OTC USD versus CNH	CNH	7.000	11/05/2018		$138	(1)	0
	Put - OTC USD versus MXN	MXN	18.500	10/12/2018		200	(2)	(1)
JPM	Put - OTC USD versus MXN		18.000	11/20/2018		100	(1)	0

							$(14)	$(12)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	10/09/2018	$200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/09/2018	200	(1)	0

							$(2)	$0

Total Written Options							$(16)	$(12)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Commerzbank AG	(1.000)%	Quarterly	06/20/2022	1.358%	EUR	100	$5	$(4)	$1	$0
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		$100	(4)	1	0	(3)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339		200	(5)	(1)	0	(6)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515		100	(2)	0	0	(2)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		100	(3)	0	0	(3)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339		50	(1)	(1)	0	(2)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		100	(4)	1	0	(3)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515		100	(2)	0	0	(2)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		100	(3)	0	0	(3)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339		100	(2)	(1)	0	(3)

								$(21)	$(5)	$1	$(27)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	100	122	3	4	7	0

								$3	$4	$7	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.020%	Quarterly	07/10/2027	KRW	259,600	$0	$2	$2	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		135,200	0	1	1	0

								$0	$3	$3	$0

Total Swap Agreements								$(18)	$2	$11	$(27)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$30	$0	$30
Australia
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	105	0	105
Brazil
Corporate Bonds & Notes	0	235	0	235
Canada
Corporate Bonds & Notes	0	100	0	100
Non-Agency Mortgage-Backed Securities	0	46	0	46
Sovereign Issues	0	1,143	0	1,143
Cayman Islands
Asset-Backed Securities	0	900	0	900
Corporate Bonds & Notes	0	200	0	200
Denmark
Corporate Bonds & Notes	0	1,162	0	1,162
France
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	819	0	819
Germany
Corporate Bonds & Notes	0	374	0	374
Ireland
Sovereign Issues	0	152	0	152
Italy
Corporate Bonds & Notes	0	233	0	233
Non-Agency Mortgage-Backed Securities	0	52	0	52
Sovereign Issues	0	1,743	0	1,743
Japan
Corporate Bonds & Notes	0	406	0	406
Sovereign Issues	0	1,592	0	1,592
Jersey, Channel Islands
Corporate Bonds & Notes	0	104	0	104
Kuwait
Sovereign Issues	0	196	0	196
Lithuania
Sovereign Issues	0	107	0	107
Netherlands
Corporate Bonds & Notes	0	616	0	616
Norway
Corporate Bonds & Notes	0	199	0	199
Poland
Sovereign Issues	0	109	0	109
Qatar
Sovereign Issues	0	408	0	408
Saudi Arabia
Sovereign Issues	0	596	0	596
Slovenia
Sovereign Issues	0	502	0	502
Spain
Corporate Bonds & Notes	0	121	0	121
Sovereign Issues	0	1,119	0	1,119
Sweden
Corporate Bonds & Notes	0	1,639	0	1,639
Switzerland
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	74	0	74
United Arab Emirates
Sovereign Issues	0	193	0	193
United Kingdom
Corporate Bonds & Notes	0	1,426	0	1,426
Non-Agency Mortgage-Backed Securities	0	875	0	875
Sovereign Issues	0	1,182	0	1,182
United States
Asset-Backed Securities	0	1,360	0	1,360
Corporate Bonds & Notes	0	5,977	0	5,977
Loan Participations and Assignments	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	1,684	0	1,684
U.S. Government Agencies	0	4,042	0	4,042
U.S. Treasury Obligations	0	2,138	0	2,138
Short-Term Instruments
Certificates of Deposit	0	101	0	101
Repurchase Agreements	0	216	0	216
Argentina Treasury Bills	0	110	0	110
France Treasury Bills	0	1,280	0	1,280
Japan Treasury Bills	0	1,761	0	1,761
	$0	$38,783	$0	$38,783

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$966	$0	$0	$966

Total Investments	$966	$38,783	$0	$39,749

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	34	0	59
Over the counter	0	587	0	587
	$25	$621	$0	$646

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(17)	0	(44)
Over the counter	0	(569)	0	(569)

	$(27)	$(586)	$0	$(613)

Total Financial Derivative Instruments	$(2)	$35	$0	$33

Totals	$964	$38,818	$0	$39,782

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Opportunities Portfolio (Unhedged)

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.8% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,540	$82
43.077% (ARLLMONP) due 06/21/2020 ~		5,400	152

Total Argentina (Cost $490)			234

AUSTRALIA 0.8%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$600	597

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd.
3.260% due 01/25/2049 •	AUD	490	355

SOVEREIGN ISSUES 0.3%
Queensland Treasury Corp.
4.250% due 07/21/2023		800	622

Total Australia (Cost $1,777)			1,574

BERMUDA 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Rise Ltd.
4.750% due 02/15/2039 «~(j)		$1,793	1,762

Total Bermuda (Cost $1,798)			1,762

BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
5.299% due 01/27/2025		$531	497
5.999% due 01/27/2028		233	216
7.375% due 01/17/2027		1,000	1,014

Total Brazil (Cost $1,807)			1,727

CANADA 5.5%
CORPORATE BONDS & NOTES 1.6%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$100	96
Bank of Nova Scotia
1.875% due 04/26/2021		900	870
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		200	199
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		200	201
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	351
Royal Bank of Canada
2.300% due 03/22/2021		$600	587
Toronto-Dominion Bank
2.500% due 01/18/2023		1,100	1,071

			3,375

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.940% due 06/01/2020	CAD	171	133
2.140% due 07/01/2020		535	416
2.140% due 08/01/2020		185	144

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		198	152

			845

SOVEREIGN ISSUES 3.5%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)(l)		232	216
Province of Alberta
1.250% due 06/01/2020 (l)		1,100	837
2.350% due 06/01/2025 (l)		1,100	825
Province of Ontario
2.400% due 06/02/2026 (l)		1,200	893
2.600% due 06/02/2025 (l)		3,900	2,964
3.500% due 06/02/2024 (l)		2,200	1,763

			7,498

Total Canada (Cost $12,169)			11,718

CAYMAN ISLANDS 3.2%
ASSET-BACKED SECURITIES 2.6%
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		$100	100
Figueroa CLO Ltd.
3.239% due 01/15/2027 •		500	500
Gallatin CLO Ltd.
3.485% due 01/21/2028 •		300	300
Jamestown CLO Ltd.
3.556% due 01/17/2027 •		1,153	1,154
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		600	600
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •		1,200	1,201
Palmer Square Loan Funding Ltd.
3.273% due 11/15/2026 •(b)		500	500
Symphony CLO Ltd.
3.369% due 10/15/2025 •		1,172	1,173
Venture CLO Ltd.
3.219% due 04/15/2027 •		100	100

			5,628

CORPORATE BONDS & NOTES 0.6%
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	293
4.303% due 01/19/2029		500	502
Sands China Ltd.
5.125% due 08/08/2025		200	200
5.400% due 08/08/2028		200	199

			1,194

Total Cayman Islands (Cost $6,824)			6,822

DENMARK 3.3%
CORPORATE BONDS & NOTES 3.3%
BRFkredit A/S
2.000% due 10/01/2047	DKK	1,239	194
3.000% due 10/01/2047		5	1
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		7,445	1,168
2.000% due 10/01/2050		1,680	261
2.500% due 10/01/2037		680	113
Nykredit Realkredit A/S
2.000% due 10/01/2047		10,102	1,583
2.500% due 10/01/2037		3,816	632
2.500% due 10/01/2047		31	5
Realkredit Danmark A/S
2.000% due 10/01/2047		18,687	2,933
2.500% due 10/01/2037		1,017	168
2.500% due 07/01/2047		84	14

Total Denmark (Cost $6,667)			7,072

FRANCE 4.8%
CORPORATE BONDS & NOTES 1.5%
Dexia Credit Local S.A.
1.875% due 03/28/2019		$700	697
1.875% due 09/15/2021		1,100	1,059

2.250% due 02/18/2020		250	248
2.375% due 09/20/2022		1,200	1,159

			3,163

SOVEREIGN ISSUES 3.3%
France Government International Bond
2.000% due 05/25/2048	EUR	4,100	5,138
3.250% due 05/25/2045		1,300	2,066

			7,204

Total France (Cost $9,562)			10,367

GERMANY 1.9%
CORPORATE BONDS & NOTES 1.9%
Deutsche Bank AG
4.250% due 10/14/2021		$1,100	1,096
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		400	394
Kreditanstalt fuer Wiederaufbau
0.250% due 09/15/2025	EUR	900	1,031
0.750% due 06/28/2028		900	1,041
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	154
5.375% due 04/23/2024	NZD	500	373

Total Germany (Cost $4,172)			4,089

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$600	593
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		231	235

Total Guernsey, Channel Islands (Cost $830)			828

IRELAND 1.6%
ASSET-BACKED SECURITIES 1.0%
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028 •	EUR	600	698
Dorchester Park CLO DAC
3.248% due 04/20/2028 •		$600	601
Phoenix Park CLO Ltd.
0.780% due 07/29/2027 •	EUR	700	813

			2,112

CORPORATE BONDS & NOTES 0.3%
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$600	594

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	400	609

Total Ireland (Cost $3,141)			3,315

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$200	192
4.125% due 01/17/2048		200	192

Total Israel (Cost $397)			384

ITALY 4.2%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,200	1,395
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		400	464
7.750% due 01/11/2027 •(h)(i)		200	250

			2,109

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Casa d’Este Finance SRL
0.031% due 09/15/2040 •		21	24
Claris Abs SRL
0.081% due 10/31/2060 •		358	415

			439

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		2,600	2,815
2.450% due 10/01/2023		1,800	2,092
2.500% due 11/15/2025		700	795
2.950% due 09/01/2038		300	321
3.450% due 03/01/2048		400	445

			6,468

Total Italy (Cost $9,760)			9,016

JAPAN 2.3%
CORPORATE BONDS & NOTES 0.7%
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		$600	595
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	197
ORIX Corp.
3.250% due 12/04/2024		100	95
Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		300	309
Suntory Holdings Ltd.
2.550% due 09/29/2019		400	398

			1,594

SOVEREIGN ISSUES 1.6%
Development Bank of Japan, Inc.
3.125% due 09/06/2023		500	494
Japan Bank for International Cooperation
2.375% due 07/21/2022		200	194
2.375% due 11/16/2022		200	193
2.500% due 06/01/2022		200	194
3.250% due 07/20/2023		300	299
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,000	970
2.625% due 04/20/2022		600	584
Tokyo Metropolitan Government
2.000% due 05/17/2021		500	483

			3,411

Total Japan (Cost $5,103)			5,005

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
3.500% due 03/20/2027		$1,600	1,571

Total Kuwait (Cost $1,586)			1,571

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$400	427

Total Lithuania (Cost $425)			427

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	541	594
GELF Bond Issuer S.A.
1.750% due 11/22/2021		700	839

NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		$400	396

Total Luxembourg (Cost $1,786)			1,829

NETHERLANDS 3.8%
ASSET-BACKED SECURITIES 0.4%
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	500	578
Penta CLO BV
0.790% due 08/04/2028 •		300	349

			927

CORPORATE BONDS & NOTES 3.4%
BNG Bank NV
4.550% due 02/15/2019	CAD	1,800	1,407
Cooperatieve Rabobank UA
3.234% (US0003M + 0.860%) due 09/26/2023 ~		$500	501
3.875% due 09/26/2023		600	599
6.875% due 03/19/2020 (i)	EUR	400	509
ING Bank NV
2.625% due 12/05/2022		$700	681
4.125% due 11/21/2023 •		800	801
ING Groep NV
3.398% (US0003M + 1.000%) due 10/02/2023 ~(b)		700	700
4.100% due 10/02/2023 (b)		500	500
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		200	191
NXP BV
4.125% due 06/15/2020		400	403
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	100	135
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$900	886

			7,313

Total Netherlands (Cost $8,250)			8,240

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$600	583

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	209

Total Norway (Cost $826)			792

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	400	142

Total Portugal (Cost $450)			142

QATAR 1.2%
SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
3.875% due 04/23/2023		$1,600	1,614
4.500% due 01/20/2022		200	207
4.500% due 04/23/2028		800	825

Total Qatar (Cost $2,597)			2,646

SAUDI ARABIA 1.9%
SOVEREIGN ISSUES 1.9%
Saudi Government International Bond
2.375% due 10/26/2021		$1,900	1,836
2.875% due 03/04/2023		200	193
3.250% due 10/26/2026		300	283
3.625% due 03/04/2028		400	382
4.000% due 04/17/2025		800	802
4.500% due 04/17/2030		600	604

Total Saudi Arabia (Cost $4,169)			4,100

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
3.500% due 09/18/2027		$200	184

Total Singapore (Cost $200)			184

SLOVENIA 0.5%
SOVEREIGN ISSUES 0.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,105

Total Slovenia (Cost $1,107)			1,105

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$200	194

Total South Korea (Cost $197)			194

SPAIN 5.4%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	200	242
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$200	206

			448

SOVEREIGN ISSUES 5.2%
Autonomous Community of Andalusia
4.850% due 03/17/2020	EUR	500	621
Autonomous Community of Catalonia
4.220% due 04/26/2035		100	122
4.900% due 09/15/2021		200	250
4.950% due 02/11/2020		1,000	1,220
Autonomous Community of Madrid
4.688% due 03/12/2020		500	620
Spain Government International Bond
1.400% due 07/30/2028		2,400	2,761
1.450% due 10/31/2027		4,200	4,909
2.150% due 10/31/2025		20	25
2.900% due 10/31/2046		500	626

			11,154

Total Spain (Cost $11,842)			11,602

SUPRANATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
European Investment Bank
0.500% due 07/21/2023	AUD	600	387
6.500% due 08/07/2019		900	674
European Stability Mechanism
1.850% due 12/01/2055	EUR	250	302

Total Supranational (Cost $1,444)			1,363

SWEDEN 5.1%
CORPORATE BONDS & NOTES 5.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	10,200	1,170
2.250% due 09/21/2022		11,000	1,317
Nordea Hypotek AB
1.000% due 04/08/2022		17,200	1,974
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		3,000	350
Stadshypotek AB
1.500% due 12/15/2021		13,000	1,518
4.500% due 09/21/2022		18,000	2,339

Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		2,000	232
2.000% due 06/17/2026		4,000	470
Swedbank Hypotek AB
1.000% due 09/15/2021		4,100	472
1.000% due 06/15/2022		9,900	1,136

Total Sweden (Cost $10,924)			10,978

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 0.9%
UBS AG
2.200% due 06/08/2020		$500	491
2.907% due 06/08/2020 •		700	703
7.625% due 08/17/2022 (i)		750	838

			2,032

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	100	147

Total Switzerland (Cost $2,205)			2,179

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$700	675
3.125% due 10/11/2027		500	474

Total United Arab Emirates (Cost $1,196)			1,149

UNITED KINGDOM 8.9%
CORPORATE BONDS & NOTES 5.7%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$200	217
Barclays PLC
4.451% (US0003M + 2.110%) due 08/10/2021 ~		400	415
6.500% due 09/15/2019 •(h)(i)	EUR	700	839
7.000% due 09/15/2019 •(h)(i)	GBP	300	395
7.750% due 09/15/2023 •(h)(i)		$500	503
8.000% due 12/15/2020 •(h)(i)	EUR	700	897
8.250% due 12/15/2018 •(h)(i)		$400	404
British Telecommunications PLC
2.350% due 02/14/2019		330	330
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	200	279
HSBC Holdings PLC
6.500% due 03/23/2028 •(h)(i)		$300	290
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	951
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)		600	796
7.625% due 06/27/2023 •(h)(i)		400	565
7.875% due 06/27/2029 •(h)(i)		200	298
Nationwide Building Society
10.250% ~(h)		1	265
RAC Bond Co. PLC
4.870% due 05/06/2046		200	262
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~		$300	300
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	500	608
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$900	889
2.875% due 08/05/2021		300	292
6.750% due 06/24/2024 •(h)(i)	GBP	400	538
7.375% due 06/24/2022 •(h)(i)		200	275
Tesco PLC
5.125% due 04/10/2047	EUR	200	298
6.125% due 02/24/2022	GBP	83	122
Tesco Property Finance PLC
5.801% due 10/13/2040		147	221
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		300	391

Virgin Money PLC
2.250% due 04/21/2020		500	655

			12,295

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Eurohome UK Mortgages PLC
0.947% due 06/15/2044 •		606	765
Eurosail PLC
1.750% due 06/13/2045 •		549	713
Ripon Mortgages PLC
1.605% due 08/20/2056 •		863	1,127
Stanlington PLC
1.801% due 06/12/2046 •		756	987
Towd Point Mortgage Funding PLC
2.005% due 02/20/2054 •		740	969

			4,561

SOVEREIGN ISSUES 1.1%
United Kingdom Gilt
4.250% due 12/07/2040 (l)		1,300	2,412

Total United Kingdom (Cost $19,575)			19,268

UNITED STATES 49.2%
ASSET-BACKED SECURITIES 3.3%
Amortizing Residential Collateral Trust
2.916% due 10/25/2031 •		$1	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 Ø		1,006	1,097
Countrywide Asset-Backed Certificates
2.436% due 06/25/2047 •		1,000	953
2.616% due 08/25/2034 •		140	138
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •		0	1
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •		19	12
EMC Mortgage Loan Trust
3.116% due 05/25/2043 •		93	92
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^Ø		162	86
JPMorgan Mortgage Acquisition Trust
2.496% due 03/25/2047 •		1,632	1,457
Morgan Stanley ABS Capital, Inc. Trust
2.326% due 03/25/2037 •		1,052	574
2.466% due 08/25/2036 •		2,533	1,636
NovaStar Mortgage Funding Trust
2.346% due 03/25/2037 •		847	652
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 Ø		460	251
Securitized Asset-Backed Receivables LLC Trust
2.266% due 12/25/2036 •		7	4
Structured Asset Securities Corp. Mortgage Loan Trust
3.604% due 04/25/2035 •		8	8
Terwin Mortgage Trust
3.156% due 11/25/2033 •		13	13
Washington Mutual Asset-Backed Certificates Trust
2.276% due 10/25/2036 •		40	23

			6,998

CORPORATE BONDS & NOTES 13.8%
AIG Global Funding
2.878% (US0003M + 0.480%) due 07/02/2020 ~		400	401
Allergan Sales LLC
5.000% due 12/15/2021		200	208
Ally Financial, Inc.
3.750% due 11/18/2019		200	200
American Tower Corp.
3.400% due 02/15/2019		700	701
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		200	198
Arrow Electronics, Inc.
3.500% due 04/01/2022		400	393
AT&T, Inc.
1.800% due 09/05/2026	EUR	500	582
2.989% (US0003M + 0.650%) due 01/15/2020 ~		$900	904
3.289% (US0003M + 0.950%) due 07/15/2021 ~		900	911
Bank of America Corp.
5.875% due 03/15/2028 •(h)		300	298

BAT Capital Corp.
2.909% due 08/14/2020 •		300	301
3.557% due 08/15/2027		400	373
Baxalta, Inc.
2.875% due 06/23/2020		179	178
Bayer U.S. Finance LLC
3.344% (US0003M + 1.010%) due 12/15/2023 ~		300	301
4.250% due 12/15/2025		200	199
BMW U.S. Capital LLC
2.689% (US0003M + 0.370%) due 08/14/2020 ~		500	502
Boston Scientific Corp.
2.850% due 05/15/2020		200	199
Campbell Soup Co.
3.300% due 03/15/2021		100	99
3.650% due 03/15/2023		100	98
Cardinal Health, Inc.
1.948% due 06/14/2019		500	497
Cboe Global Markets, Inc.
1.950% due 06/28/2019		200	199
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		100	99
Charter Communications Operating LLC
4.464% due 07/23/2022		900	916
6.384% due 10/23/2035		600	648
CIT Group, Inc.
5.375% due 05/15/2020		200	206
Citigroup, Inc.
3.247% (US0003M + 0.930%) due 06/07/2019 ~		600	603
Citizens Bank N.A.
2.881% (US0003M + 0.570%) due 05/26/2020 ~		600	602
Continental Resources, Inc.
4.375% due 01/15/2028		100	99
CVS Health Corp.
3.700% due 03/09/2023		100	100
4.100% due 03/25/2025		100	100
4.300% due 03/25/2028		200	198
Dell International LLC
3.480% due 06/01/2019		1,300	1,303
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc.
2.150% due 06/05/2020		400	393
Emera U.S. Finance LP
2.150% due 06/15/2019		500	497
EPR Properties
4.500% due 06/01/2027		300	287
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~		100	101
Equinix, Inc.
2.875% due 03/15/2024	EUR	200	236
ERAC USA Finance LLC
5.250% due 10/01/2020		$500	517
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		200	200
2.551% due 10/05/2018		600	600
3.339% (US0003M + 1.000%) due 01/09/2020 ~		400	402
Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023		200	201
General Motors Financial Co., Inc.
3.100% due 01/15/2019		300	300
3.550% due 04/09/2021		100	100
GLP Capital LP
5.300% due 01/15/2029		400	402
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~		300	300
HCA, Inc.
5.625% due 09/01/2028		600	604
International Lease Finance Corp.
6.250% due 05/15/2019		800	816
8.250% due 12/15/2020		300	328
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		300	299
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020		100	104
6.850% due 02/15/2020		1,100	1,152
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~		100	100
Molson Coors Brewing Co.
2.100% due 07/15/2021		300	289
Morgan Stanley
2.891% (US0003M + 0.550%) due 02/10/2021 ~		100	100
3.119% (US0003M + 0.800%) due 02/14/2020 ~		600	601
Navient Corp.
5.500% due 01/15/2019		700	704

8.000% due 03/25/2020	100	106
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	600	601
2.711% (US0003M + 0.400%) due 08/21/2020 ~	200	200
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	200	200
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Spirit AeroSystems, Inc.
3.134% (US0003M + 0.800%) due 06/15/2021 ~	100	100
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	450	449
4.738% due 09/20/2029	200	200
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	400	400
Time Warner Cable LLC
8.250% due 04/01/2019	500	513
United Technologies Corp.
3.950% due 08/16/2025	200	199
4.125% due 11/16/2028	200	199
4.625% due 11/16/2048	100	100
Verizon Communications, Inc.
3.376% due 02/15/2025	424	413
4.329% due 09/21/2028	805	811
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	498
WEA Finance LLC
3.750% due 09/17/2024	200	197
Wells Fargo & Co.
3.452% (US0003M + 1.110%) due 01/24/2023 ~	600	608
Wells Fargo Bank N.A.
3.550% due 08/14/2023	500	498
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	100	99
3.150% due 04/01/2022	400	392
3.375% due 11/30/2021	300	297

		29,629

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
4.992% (LIBOR03M + 2.750%) due 01/31/2025 ~	298	296
Las Vegas Sands LLC
3.992% (LIBOR03M + 1.750%) due 03/27/2025 ~	490	490

		786

MUNICIPAL BONDS & NOTES 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,060	2,062

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
4.065% due 09/25/2035 ~	11	10
American Home Mortgage Assets Trust
2.406% (US0001M + 0.190%) due 05/25/2046 ^~	241	225
2.426% due 10/25/2046 •	418	316
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	604	567
Banc of America Funding Trust
3.752% due 10/20/2046 ^~	95	77
4.026% due 02/20/2036 ~	147	146
5.500% due 01/25/2036	162	140
BCAP LLC Trust
2.386% due 01/25/2037 ^•	209	198
5.250% due 04/26/2037	791	656
Bear Stearns Adjustable Rate Mortgage Trust
3.124% due 05/25/2034 ~	6	5
3.962% due 05/25/2047 ^~	200	181
4.116% due 08/25/2033 ~	8	8
4.168% due 05/25/2034 ~	17	17
4.180% due 10/25/2033 ~	6	6
4.594% due 11/25/2034 ~	4	4
Bear Stearns ALT-A Trust
3.800% due 11/25/2035 ^~	117	102
4.167% due 08/25/2036 ^~	152	103
4.187% due 09/25/2035 ~	104	85
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	82	74
Chase Mortgage Finance Trust
3.558% due 07/25/2037 ~	25	22
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.396% due 07/25/2036 •	49	48

Citigroup Mortgage Loan Trust
4.280% due 10/25/2035 ^•	508	515
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	21	21
Countrywide Alternative Loan Trust
2.360% due 12/20/2046 ^•	344	297
2.375% due 03/20/2046 •	107	97
2.375% due 07/20/2046 ^•	210	165
2.386% due 01/25/2037 ^•	164	161
2.496% due 02/25/2037 •	126	117
2.566% due 05/25/2037 ^•	53	30
2.692% due 11/25/2035 •	25	23
3.242% due 11/25/2035 •	25	23
3.446% due 11/25/2035 ^~	218	200
5.250% due 06/25/2035 ^	16	15
6.000% due 04/25/2037 ^	53	37
6.250% due 08/25/2037 ^	27	23
6.500% due 06/25/2036 ^	135	105
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	5	5
2.486% due 04/25/2046 •	1,157	566
2.676% due 05/25/2035 •	58	54
2.796% due 04/25/2035 •	12	11
2.816% due 03/25/2035 •	425	394
2.836% due 02/25/2035 •	566	545
2.856% due 03/25/2035 •	61	55
2.876% due 02/25/2035 •	6	6
2.976% due 09/25/2034 •	5	5
3.150% due 05/25/2047 ~	95	84
3.537% due 02/20/2036 ^•	277	255
3.583% due 11/25/2034 ~	13	13
3.912% due 08/25/2034 ^~	3	3
4.587% due 11/19/2033 ~	7	7
5.500% due 10/25/2035	74	67
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 07/26/2036 ^	116	63
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.886% due 10/25/2036 ^Ø	214	204
GreenPoint Mortgage Funding Trust
2.756% due 11/25/2045 •	9	8
GSR Mortgage Loan Trust
3.608% due 06/25/2034 ~	3	3
3.830% due 03/25/2033 •	5	5
3.902% due 09/25/2035 ~	115	117
HarborView Mortgage Loan Trust
2.695% due 12/19/2036 ^•	134	130
IndyMac Mortgage Loan Trust
3.893% due 09/25/2035 ^~	169	159
JPMorgan Mortgage Trust
3.806% due 11/25/2033 ~	5	5
3.819% due 01/25/2037 ~	190	183
4.219% due 02/25/2035 ~	5	5
Luminent Mortgage Trust
2.456% due 04/25/2036 •	395	345
MASTR Adjustable Rate Mortgages Trust
3.965% due 05/25/2034 ~	432	431
MASTR Alternative Loan Trust
2.616% due 03/25/2036 •	45	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •	5	5
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •	75	73
4.100% due 02/25/2033 ~	11	11
4.336% due 02/25/2036 ~	48	49
Merrill Lynch Mortgage-Backed Securities Trust
3.785% due 04/25/2037 ^~	6	6
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.204% due 10/25/2035 ~	13	13
OBX Trust
2.866% due 06/25/2057 •	502	503
Residential Accredit Loans, Inc. Trust
2.426% due 04/25/2046 •	154	81
6.000% due 12/25/2036 ^	338	312
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	82	78
Structured Adjustable Rate Mortgage Loan Trust
4.166% due 04/25/2034 ~	16	17
4.231% due 02/25/2034 ~	8	8
4.400% due 09/25/2034 ~	12	13
Structured Asset Mortgage Investments Trust
2.406% due 07/25/2046 ^•	333	288
2.418% due 07/19/2035 •	130	127

2.426% due 05/25/2036 •	85	79
2.436% due 05/25/2036 •	385	352
2.436% due 09/25/2047 •	386	368
2.496% due 02/25/2036 ^•	420	400
2.748% due 07/19/2034 •	2	2
2.868% due 03/19/2034 •	4	4
Structured Asset Securities Corp.
2.496% due 01/25/2036 •	115	107
SunTrust Alternative Loan Trust
2.866% due 12/25/2035 ^•	648	538
WaMu Mortgage Pass-Through Certificates Trust
2.486% due 12/25/2045 •	34	34
2.518% due 07/25/2046 •	152	150
2.526% due 01/25/2045 •	6	6
2.545% due 02/25/2047 ^•	299	287
2.856% due 01/25/2045 •	5	5
2.901% due 01/25/2037 ^~	23	22
3.113% due 12/25/2036 ^~	5	4
3.245% due 08/25/2042 •	4	4
3.421% due 02/25/2033 ~	64	65
3.499% due 06/25/2037 ^~	57	53
3.603% due 12/25/2036 ^~	31	30
3.727% due 03/25/2034 ~	20	21
3.989% due 09/25/2036 ~	77	77
4.083% due 06/25/2033 ~	5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
2.785% due 07/25/2046 ^•	49	37
Wells Fargo Mortgage-Backed Securities Trust
4.366% due 04/25/2036 ~	4	4

		12,795

U.S. GOVERNMENT AGENCIES 17.5%
Fannie Mae
2.336% due 03/25/2034 •	3	3
2.366% due 08/25/2034 •	2	2
2.616% due 06/25/2036 •	21	21
3.000% due 08/01/2042 - 08/01/2043	225	217
3.130% due 12/01/2034 •	3	4
3.357% due 10/01/2034 •	1	1
4.162% due 11/01/2034 •	24	26
6.000% due 07/25/2044	19	21
Fannie Mae, TBA
3.500% due 10/01/2048 - 11/01/2048	24,200	23,793
4.000% due 11/01/2048	4,400	4,437
Freddie Mac
1.482% due 01/15/2038 ~(a)	322	14
2.432% due 01/15/2038 •	322	322
2.496% due 09/25/2031 •	15	15
3.000% due 03/01/2045	710	683
3.045% due 10/25/2044 •	33	33
3.500% due 07/01/2048	5,000	4,925
3.997% due 04/01/2037 •	25	26
4.084% due 02/01/2029 •	2	2
6.000% due 04/15/2036	246	269
Freddie Mac, TBA
3.000% due 10/01/2048	3,000	2,870
Ginnie Mae
3.125% due 11/20/2024 ~	1	1
6.000% due 09/20/2038	4	4

		37,689

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
2.875% due 05/15/2043	100	94
3.125% due 02/15/2043	100	99
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022	1,243	1,209
0.125% due 07/15/2024 (n)	796	765
0.500% due 01/15/2028 (l)	2,145	2,061
1.000% due 02/15/2048 (l)	715	707
1.375% due 02/15/2044 (p)	324	348
1.750% due 01/15/2028 (l)	2,406	2,578
2.500% due 01/15/2029 (l)	2,101	2,417
3.875% due 04/15/2029 (p)	705	909
U.S. Treasury Notes
2.625% due 06/15/2021 (p)	200	199
2.875% due 04/30/2025 (l)(p)	4,300	4,267

		15,653

Total United States (Cost $102,443)		105,612

SHORT-TERM INSTRUMENTS 12.4%
COMMERCIAL PAPER 0.4%
Entergy Corp.
2.400% due 10/02/2018		$500	500
Schlumberger Holdings
2.620% due 10/03/2018		300	300

			800

REPURCHASE AGREEMENTS (k) 0.6%			1,228

ARGENTINA TREASURY BILLS 0.4%
3.733% due 12/28/2018 - 03/29/2019 (d)(e)	ARS	5,226	129
2.121% due 12/14/2018 (e)(f)		$700	694

			823

FRANCE TREASURY BILLS 5.5%
(0.633)% due 01/04/2019 - 01/16/2019 (d)(e)	EUR	10,200	11,867

JAPAN TREASURY BILLS 3.8%
(0.159)% due 03/11/2019 (d)(e)	JPY	940,000	8,279

NETHERLANDS TREASURY BILLS 0.5%
(0.639)% due 01/31/2019 (e)(f)	EUR	1,000	1,163

NIGERIA TREASURY BILLS 1.1%
14.255% due 11/22/2018 - 04/04/2019 (d)(e)	NGN	921,200	2,438

U.S. TREASURY BILLS 0.1%
2.050% due 11/08/2018 (e)(f)(p)		$174	174

Total Short-Term Instruments (Cost $26,963)			26,772

Total Investments in Securities (Cost $262,682)			264,066

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio		336,362	3,370
PIMCO Short-Term Floating NAV Portfolio III		462	4

Total Short-Term Instruments (Cost $3,375)			3,374

Total Investments in Affiliates (Cost $3,375)			3,374

Total Investments 124.4% (Cost $266,057)			$267,440
Financial Derivative Instruments (m)(o) 0.0% (Cost or Premiums, net $926)			104
Other Assets and Liabilities, net (24.4)%			(52,521)

Net Assets 100.0%			$215,023

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$1,798	$1,762	0.82%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$1,228	U.S. Treasury Bonds 3.625% due 02/15/2044	$(1,254)	$1,228	$1,228

Total Repurchase Agreements						$(1,254)	$1,228	$1,228

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
GRE	2.340%	09/19/2018	10/03/2018		$(709)	$(709)
IND	2.230	09/05/2018	11/05/2018		(5,943)	(5,953)
	2.240	09/11/2018	11/13/2018		(1,495)	(1,497)
	2.250	09/12/2018	11/13/2018		(2,071)	(2,073)
SCX	0.630	07/05/2018	10/04/2018	GBP	(1,915)	(2,500)
	2.310	09/07/2018	12/07/2018		$(685)	(686)

Total Reverse Repurchase Agreements						$(13,418)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	1.650%	09/20/2018	10/05/2018	CAD	(2,972)	$(2,294)
GSC	2.370	09/21/2018	10/05/2018		$(2,048)	(2,050)
TDM	1.500	09/26/2018	10/05/2018	CAD	(278)	(215)
	1.630	09/26/2018	10/05/2018		(2,157)	(1,666)
	1.650	09/13/2018	10/04/2018		(2,312)	(1,778)
	1.650	09/28/2018	10/24/2018		(2,055)	(1,590)

Total Sale-Buyback Transactions						$(9,593)

(l)	Securities with an aggregate market value of $22,978 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(7,873) at a weighted average interest rate of 1.199%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$104.500	11/23/2018	275	$275	$2	$1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	104.750	11/23/2018	57	57	1	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.000	11/23/2018	8	8	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.250	11/23/2018	217	217	2	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.500	11/23/2018	32	32	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	126.500	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	127.000	11/23/2018	14	14	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	130.000	11/23/2018	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	131.500	11/23/2018	26	26	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.000	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.500	11/23/2018	99	99	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	125.000	11/23/2018	88	88	1	0

Total Purchased Options					$7	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$119.000	10/26/2018	30	$30	$(7)	$(16)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	121.000	10/26/2018	30	30	(8)	0

Total Written Options					$(15)	$(16)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	388	$93,954	$(139)	$20	$0
90-Day Eurodollar March Futures	03/2019	649	157,642	(232)	24	0
Australia Government 3-Year Note December Futures	12/2018	7	563	(2)	1	0
Australia Government 10-Year Bond December Futures	12/2018	63	5,868	(45)	30	0
Call Options Strike @ EUR 162.000 on Euro-OAT France Government 10-Year Bond December 2018 Futures	11/2018	18	0	0	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	271	3	0	0	0
Call Options Strike @ EUR 179.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	31	0	0	0	0
Euro-Bobl December Futures	12/2018	327	49,622	(244)	125	(15)
Euro-Buxl 30-Year Bond December Futures	12/2018	6	1,214	(20)	15	0
Put Options Strike @ EUR 125.750 on Euro-Bobl December 2018 Futures	11/2018	345	2	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	589	66,249	(570)	32	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	36	5,554	(179)	0	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	164	26,490	9	2	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	98	15,785	(1)	1	(1)

				$(1,423)	$250	$(30)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	389	$(94,172)	$96	$0	$(14)
90-Day Eurodollar March Futures	03/2020	648	(156,873)	294	0	(32)
Call Options Strike @ EUR 131.500 on Euro-Bobl December 2018 Futures	11/2018	23	(4)	(1)	0	(2)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	10	(5)	(1)	0	(3)
Canada Government 10-Year Bond December Futures	12/2018	4	(411)	5	0	0
Euro-BTP Italy Government Bond December Futures	12/2018	51	(7,333)	(122)	188	0
Euro-Bund 10-Year Bond December Futures	12/2018	32	(5,900)	48	0	(28)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	289	(50,684)	460	5	(161)
Put Options Strike @ EUR 130.000 on Euro-Bobl December 2018 Futures	11/2018	23	(5)	(1)	2	(1)
Put Options Strike @ EUR 130.250 on Euro-Bobl December 2018 Futures	11/2018	16	(4)	(1)	2	0
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	10	(5)	0	2	0
U.S. Treasury 10-Year Note December Futures	12/2018	117	(13,897)	140	0	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	164	(26,394)	28	4	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	98	(15,743)	2	2	(1)
United Kingdom Long Gilt December Futures	12/2018	133	(20,965)	280	2	(28)

				$1,227	$207	$(275)

Total Futures Contracts				$(196)	$457	$(305)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.122%	EUR	200	$(6)	$1	$(5)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.118		$700	(19)	6	(13)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.258	EUR	200	(4)	0	(4)	0	0

							$(29)	$7	$(22)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	100	$2	$(1)	$1	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.628		200	(3)	10	7	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2025	1.385		400	(13)	2	(11)	0	(1)

							$(14)	$11	$(3)	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$400	$(30)	$(2)	$(32)	$0	$(1)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		900	(66)	(1)	(67)	0	0
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		11,800	(225)	(28)	(253)	1	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	6,400	(198)	36	(162)	0	0

						$(519)	$5	$(514)	$1	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022		$2,231	$(9)	$(39)	$(48)	$0	$(1)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023		10,400	(208)	(135)	(343)	0	(8)
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	4,700	89	1	90	0	(1)

						$(128)	$(173)	$(301)	$0	$(10)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$500	$0	$1	$1	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		1,500	1	(1)	0	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		400	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		500	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		500	0	(1)	(1)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		900	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	6.930	Maturity	01/02/2020	BRL	400	(1)	0	(1)	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	12,800	(20)	(10)	(30)	0	(1)
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,400	(20)	62	42	0	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		8,100	323	155	478	0	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	600	(4)	(6)	(10)	1	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	10,130	10	21	31	0	0
Pay (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		$328,700	19	30	49	41	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		16,200	317	(60)	257	0	(4)
Receive (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		328,700	4	(21)	(17)	0	(6)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		11,800	85	227	312	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		4,400	179	5	184	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		1,300	53	2	55	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		17,900	(377)	1,439	1,062	0	(9)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		14,200	(534)	(99)	(633)	7	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		2,300	(25)	200	175	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,400	156	22	178	1	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		7,600	205	64	269	9	0
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		400	(3)	21	18	1	0
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,800	(15)	96	81	3	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	1	(15)	(14)	2	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/20/2021	EUR	1,900	1	(3)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/21/2023		14,000	1,491	338	1,829	15	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		20,900	(15)	63	48	28	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		4,000	11	(19)	(8)	6	0
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		900	11	5	16	0	(2)
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		12,800	210	100	310	59	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		550	(3)	(3)	(6)	3	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		10,150	236	(32)	204	0	(139)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	21,300	(1)	1	0	0	(3)
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		16,400	46	(7)	39	0	(3)
Pay (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		8,400	(57)	(7)	(64)	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		21,300	(12)	1	(11)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		16,400	(7)	7	0	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		2,800	(2)	7	5	0	0
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		3,200	(68)	(13)	(81)	5	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		900	(6)	9	3	0	(7)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	370,000	(69)	28	(41)	0	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		1,700,000	(50)	(11)	(61)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		340,000	(7)	13	6	1	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		1,480,000	(30)	(34)	(64)	0	(1)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		928,000	(69)	39	(30)	0	(1)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		20,000	19	(2)	17	0	0
Receive (6)	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		550,616	72	(31)	41	0	(10)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		220,000	(339)	53	(286)	0	(3)
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	273,900	15	(130)	(115)	25	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		6,300	1	(9)	(8)	0	0

							$1,732	$2,493	$4,225	$212	$(200)

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	Quarterly	06/12/2022	$2,000	$0	$2	$2	$0	$0
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	Quarterly	04/27/2023	6,300	0	1	1	0	0
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	04/26/2022	12,800	0	1	1	0	(1)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	06/12/2022	2,900	0	2	2	0	0
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	Quarterly	06/19/2022	10,400	1	6	7	0	(1)
1-Month USD-LIBOR + 0.117%	3-Month USD-LIBOR	Quarterly	03/02/2020	3,400	0	0	0	0	0

					$1	$12	$13	$0	$(2)

Total Swap Agreements					$1,043	$2,355	$3,398	$213	$(215)

(n)

Securities with an aggregate market value of $755 and cash of $4,931 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2018	INR	11,704	$	162	$1	$0
	11/2018	GBP	237		303	0	(6)
BOA	10/2018	BRL	2,913		786	68	(4)
	10/2018		$720	BRL	2,913	4	(3)
	10/2018		5,943	DKK	37,707	0	(72)
	10/2018		470	INR	34,161	1	0
	10/2018		519	NOK	4,224	0	0
	11/2018	CNH	11,917	$	1,744	14	0
	11/2018	EUR	4,741		5,528	10	(5)
	11/2018	SEK	30,745		3,393	0	(79)
	11/2018		$320	BRL	1,313	4	0
	12/2018	IDR	1,516,200	$	100	0	0
	12/2018	INR	34,161		465	0	(1)
	12/2018		$133	KRW	148,175	1	0
	01/2019	DKK	37,707	$	5,993	72	0
BPS	10/2018	ARS	2,070		54	4	0
	10/2018	BRL	1,900		475	4	0
	10/2018	CAD	55		43	0	0
	10/2018	IDR	19,840,754		1,331	1	0
	10/2018	KRW	103,838		93	0	0
	10/2018		$288	ARS	11,667	0	(8)
	10/2018		505	BRL	1,900	0	(34)
	10/2018		192	IDR	2,869,072	0	0
	10/2018		694	INR	48,608	0	(27)
	10/2018		114	RUB	7,932	7	0
	11/2018	CNH	3,546	$	519	5	0
	11/2018	GBP	180		234	0	(1)
	11/2018		$161	EUR	138	0	0
	12/2018	CLP	208,714	$	309	0	(9)
	12/2018	INR	14,473		200	2	0
	12/2018	KRW	3,709,004		3,320	0	(28)
	12/2018	TWD	23,948		785	0	(6)
	12/2018		$1,126	IDR	16,971,681	0	(1)
	07/2019		518	CNH	3,546	0	(7)
BRC	10/2018	JPY	90,000	$	818	26	0
	10/2018		$612	CHF	588	0	(13)
	11/2018		1,582	CNH	10,811	0	(13)
CBK	10/2018	EUR	1,905	$	2,215	0	(2)
	10/2018	JPY	50,000		455	14	0
	10/2018		$4,348	CAD	5,628	9	0
	10/2018		161	INR	11,704	0	0
	10/2018		2,269	MXN	44,180	83	0
	10/2018		123	NOK	1,029	4	0
	10/2018		369	SEK	3,332	6	0
	10/2018		2,149	TRY	10,826	0	(376)
	11/2018	AUD	1,051	$	765	5	0
	11/2018	CHF	44		44	0	(1)
	11/2018	CNH	3,546		519	4	0
	11/2018	EUR	20,294		23,502	27	(168)
	11/2018	SEK	41,835		4,645	0	(79)
	11/2018		$3,010	EUR	2,564	2	(25)
	11/2018		5,510	GBP	4,216	3	(7)
	11/2018		220	JPY	24,300	0	(5)
	12/2018	CLP	104,910	$	156	0	(4)
	12/2018	COP	484,160		160	0	(3)
	12/2018	INR	11,704		159	0	0
	12/2018	KRW	566,559		510	0	(2)
	02/2019	EUR	847		1,072	78	0
	05/2019		708		826	0	(13)
	06/2019	GBP	240		322	5	0
	07/2019	CNH	3,776		560	16	0
	07/2019		$517	CNH	3,546	0	(6)
DUB	01/2019		692	EUR	550	0	(47)
	03/2019	BRL	1,006	$	263	18	0
	03/2019		$224	MXN	4,806	26	0
	04/2019	SEK	917	EUR	89	0	0
FBF	04/2019	EUR	177	SEK	1,815	0	(1)
GLM	10/2018	CHF	124	$	129	3	0
	10/2018	EUR	903		1,036	0	(15)
	10/2018	IDR	5,225,958		349	0	(1)
	10/2018	INR	48,634		679	9	0
	10/2018	TRY	562		111	19	0
	10/2018		$107	JPY	11,971	0	(2)
	10/2018		2,148	MXN	40,529	10	0
	11/2018	EUR	1,891	$	2,215	14	(2)
	11/2018		$682	CNH	4,678	0	(3)
	11/2018		192	EUR	164	0	(1)
	11/2018		174	RUB	11,202	0	(4)
	11/2018	ZAR	6,929	$	464	0	(24)
	12/2018	COP	710,522		235	0	(4)
	12/2018	INR	32,799		451	5	(1)
	12/2018	RON	758	EUR	162	0	0
	12/2018		$1,525	COP	4,754,316	78	0
	01/2019		190	DKK	1,210	0	0
HUS	10/2018	CAD	10,898	$	8,404	0	(33)
	10/2018	NZD	11,290		7,512	29	0
	10/2018	SEK	104		12	0	0
	10/2018	TRY	10,242		2,149	471	0
	10/2018		$4	ARS	132	0	(1)
	10/2018		127	DKK	810	0	(1)
	10/2018		811	IDR	12,331,481	16	0
	10/2018		3,550	NZD	5,372	11	0
	11/2018	CHF	489	$	508	8	0
	11/2018	CNH	25,541		3,733	26	0
	11/2018	CZK	59		3	0	0
	11/2018	EUR	385		449	0	0
	11/2018		$404	AUD	556	0	(2)
	11/2018		8,031	CAD	10,406	31	0
	11/2018		1,438	CNH	9,770	0	(20)
	11/2018		146	EUR	124	0	(2)
	11/2018		12,439	NOK	103,997	362	0
	11/2018		7,513	NZD	11,290	0	(28)
	11/2018		675	ZAR	9,101	0	(34)
	11/2018	ZAR	7,799	$	527	0	(22)
	12/2018	CLP	168,987		248	0	(9)
	12/2018	EUR	1,050		1,314	87	0
	12/2018	IDR	15,472,499		1,003	0	(22)
	12/2018	KRW	334,622		301	0	(1)
	12/2018		$596	AUD	750	0	(54)
	12/2018		2,401	CLP	1,645,233	102	0
	12/2018		43	IDR	648,655	0	0
	01/2019	EUR	574	$	690	17	0
	02/2019		$318	AUD	400	0	(29)
	03/2019	BRL	337	$	100	18	0
	03/2019		$100	MXN	1,969	3	0
	05/2019		851	EUR	705	0	(15)
	07/2019	CNH	24,486	$	3,588	60	0
	07/2019		$3,721	CNH	25,541	0	(41)
IND	12/2018	AUD	62	$	46	1	0
	12/2018	COP	551,096		182	0	(4)
JPM	10/2018	AUD	361		259	0	(2)
	10/2018	BRL	1,000		250	2	0
	10/2018	CAD	167		129	0	0
	10/2018	EUR	2,152		2,503	3	(2)
	10/2018	GBP	2,629		3,461	34	0
	10/2018	RUB	2,820		43	0	0
	10/2018		$133	AUD	183	0	(1)
	10/2018		255	BRL	1,000	0	(7)
	10/2018		257	GBP	196	0	(2)
	10/2018		2,152	MXN	40,529	5	0
	10/2018		154	RUB	10,383	4	0
	11/2018	JPY	44,200	$	401	11	0
	11/2018	NGN	482,527		1,284	0	(35)
	11/2018		$12,035	CHF	11,878	116	0
	11/2018		4,319	CNH	29,370	0	(57)
	11/2018		3,217	GBP	2,439	0	(34)
	11/2018		139	SEK	1,225	0	(1)
	11/2018	ZAR	11,706	$	786	0	(38)
	12/2018	COP	545,220		180	0	(4)
	12/2018	IDR	1,375,920		91	0	0
	12/2018	RON	5,897	EUR	1,260	3	0
	12/2018		$168	IDR	2,598,288	4	0
	07/2019	CNH	1,277	$	188	4	0
MSB	10/2018	BRL	1,300		377	55	0
	10/2018		$325	BRL	1,300	0	(3)
	12/2018		3,172	INR	224,796	0	(110)
	07/2019	CNH	3,093	$	453	7	0
	06/2021		$15	EUR	12	0	0
MYI	11/2018		7,592	AUD	10,388	0	(81)
NGF	10/2018		122	INR	8,516	0	(5)
	12/2018	IDR	2,667,350	$	175	0	(2)
	12/2018	INR	19,095		262	2	0
RBC	10/2018	CAD	178		136	0	(2)
	11/2018		$1,584	CAD	2,053	7	0
	11/2018		132	ZAR	1,914	3	0
RYL	10/2018		3,969	NZD	5,918	0	(46)
	04/2019	SEK	1,288	EUR	124	0	(1)
SCX	10/2018	DKK	38,323	$	6,050	84	0
	10/2018	EUR	2,307		2,681	0	(3)
	10/2018	INR	35,690		516	26	0
	10/2018	NZD	3		2	0	0
	10/2018		$128	JPY	14,360	0	(1)
	11/2018	NGN	54,324	$	144	0	(5)
	12/2018		$3,771	IDR	56,053,731	0	(57)
	04/2019	NGN	332,325	$	875	0	(10)
SOG	10/2018		$3,143	GBP	2,439	36	0
	10/2018		4	NOK	36	0	0
	10/2018		150	SEK	1,332	0	0
	11/2018	GBP	1,531	$	1,960	0	(39)
	11/2018		$118	GBP	90	0	0
	12/2018		603	EUR	478	0	(44)
SSB	10/2018	CHF	837	$	861	8	0
	10/2018	DKK	425		65	0	(2)
	10/2018	EUR	2,400		2,798	5	0
	10/2018	GBP	403		530	5	0
	10/2018	JPY	980,927		8,847	196	0
	10/2018		$1,769	CAD	2,310	20	0
	10/2018		1,720	JPY	190,000	0	(47)
	10/2018		130	NZD	197	1	0
	11/2018	CNY	9,996	$	1,460	9	0
	11/2018		$1,007	ZAR	15,351	74	0
TOR	11/2018	SEK	500	$	55	0	(1)
	11/2018		$232	EUR	200	1	0
UAG	10/2018	EUR	2,300	$	2,684	8	0
	10/2018	JPY	50,000		454	14	0
	10/2018	TRY	22		3	0	(1)
	10/2018		$2,291	CAD	2,970	8	0
	10/2018		358	EUR	306	0	(3)
	10/2018		646	IDR	9,866,159	16	0
	11/2018	NOK	6,385	$	765	0	(21)
	11/2018		$1,312	EUR	1,146	23	0
	11/2018		13,357	JPY	1,471,695	0	(363)
	11/2018		6,159	RUB	395,263	0	(153)
	12/2018	CLP	309,539	$	470	0	(1)
	12/2018	IDR	9,866,159		633	0	(21)

Total Forward Foreign Currency Contracts						$2,698	$(2,636)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC GBP versus USD		$1.150	10/11/2018	GBP	4,000	$1	$0
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$907	17	7
BPS	Put - OTC AUD versus USD		$0.640	10/29/2018	AUD	10,800	1	0
	Call - OTC USD versus CAD	CAD	1.420	10/26/2018		$8,100	1	0
	Call - OTC USD versus CHF		$1.060	10/31/2018		10,000	1	1
BRC	Call - OTC EUR versus USD		1.308	09/22/2021	EUR	200	12	11
	Put - OTC EUR versus USD		1.308	09/22/2021		200	14	16
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$667	12	5
GLM	Put - OTC EUR versus USD		$1.150	02/26/2019	EUR	900	10	11
	Call - OTC USD versus JPY	JPY	120.000	04/20/2020		$1,067	20	8
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	EUR	178	11	9
	Put - OTC EUR versus USD		1.291	06/24/2021		178	13	13

Total Purchased Options							$113	$81

Written Options: Foreign Currency Options
Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD		$0.734	11/13/2018	AUD	800	$(4)	$(3)
CBK	Put - OTC EUR versus GBP	GBP	0.875	12/05/2018	EUR	2,760	(16)	(19)
	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	684	(22)	(28)
	Call - OTC GBP versus USD		1.440	06/14/2019		690	(10)	(4)
	Call - OTC USD versus SEK	SEK	9.000	12/17/2018		$400	(3)	(4)
GLM	Put - OTC AUD versus USD		$0.703	11/01/2018	AUD	1,100	(5)	(2)
	Call - OTC EUR versus JPY	JPY	135.000	02/26/2019	EUR	900	(10)	(13)
	Call - OTC USD versus CNH	CNH	7.000	11/05/2018		$1,367	(9)	(3)
	Put - OTC USD versus MXN	MXN	18.500	10/12/2018		1,700	(21)	(5)
	Call - OTC USD versus NOK	NOK	8.350	12/19/2018		300	(3)	(2)
JPM	Put - OTC USD versus MXN	MXN	18.000	11/20/2018		800	(5)	(2)
MYI	Call - OTC USD versus SEK	SEK	9.040	12/19/2018		300	(3)	(3)

							$(111)	$(88)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	10/09/2018	$1,400	$(5)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/09/2018	1,400	(5)	(1)

							$(10)	$(1)

Total Written Options							$(121)	$(89)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.148%	$100	$(3)	$0	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	1,000	(36)	5	0	(31)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	800	(20)	(4)	0	(24)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515	300	(6)	0	0	(6)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	800	(28)	4	0	(24)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	900	(23)	(4)	0	(27)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	400	(14)	2	0	(12)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515	700	(13)	(2)	0	(15)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	700	(24)	3	0	(21)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	300	(7)	(2)	0	(9)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	400	(10)	(2)	0	(12)

							$(184)	$0	$0	$(184)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.892%	$100	$(5)	$1	$0	$(4)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	300	$366	$0	$21	$21	$0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		600	732	17	24	41	0

								$17	$45	$62	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	7,500	$0	$3	$3	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,600	0	(4)	0	(4)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		30,100	0	12	12	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		6,500	0	(23)	0	(23)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		16,500	0	3	3	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		3,500	0	1	1	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,800	0	5	5	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		15,400	1	6	7	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,200	0	(9)	0	(9)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		3,300	0	(8)	0	(8)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		5,100	0	2	2	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,100	0	(2)	0	(2)
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027	KRW	2,520,100	0	20	20	0
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027		5,588,900	71	(36)	35	0

								$72	$(30)	$88	$(46)

Total Swap Agreements								$(100)	$16	$150	$(234)

(p)

Securities with an aggregate market value of $1,615 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$234	$0	$234
Australia
Corporate Bonds & Notes	0	597	0	597
Non-Agency Mortgage-Backed Securities	0	355	0	355
Sovereign Issues	0	622	0	622
Bermuda
Loan Participations and Assignments	0	0	1,762	1,762
Brazil
Corporate Bonds & Notes	0	1,727	0	1,727
Canada
Corporate Bonds & Notes	0	3,375	0	3,375
Non-Agency Mortgage-Backed Securities	0	845	0	845
Sovereign Issues	0	7,498	0	7,498
Cayman Islands
Asset-Backed Securities	0	5,628	0	5,628
Corporate Bonds & Notes	0	1,194	0	1,194
Denmark
Corporate Bonds & Notes	0	7,072	0	7,072
France
Corporate Bonds & Notes	0	3,163	0	3,163
Sovereign Issues	0	7,204	0	7,204
Germany
Corporate Bonds & Notes	0	4,089	0	4,089
Guernsey, Channel Islands
Corporate Bonds & Notes	0	828	0	828
Ireland
Asset-Backed Securities	0	2,112	0	2,112
Corporate Bonds & Notes	0	594	0	594
Sovereign Issues	0	609	0	609
Israel
Sovereign Issues	0	384	0	384
Italy
Corporate Bonds & Notes	0	2,109	0	2,109
Non-Agency Mortgage-Backed Securities	0	439	0	439
Sovereign Issues	0	6,468	0	6,468
Japan
Corporate Bonds & Notes	0	1,594	0	1,594
Sovereign Issues	0	3,411	0	3,411
Kuwait
Sovereign Issues	0	1,571	0	1,571
Lithuania
Sovereign Issues	0	427	0	427
Luxembourg
Corporate Bonds & Notes	0	1,829	0	1,829
Netherlands
Asset-Backed Securities	0	927	0	927
Corporate Bonds & Notes	0	7,313	0	7,313
Norway
Corporate Bonds & Notes	0	583	0	583
Sovereign Issues	0	209	0	209
Portugal
Corporate Bonds & Notes	0	142	0	142
Qatar
Sovereign Issues	0	2,646	0	2,646
Saudi Arabia
Sovereign Issues	0	4,100	0	4,100
Singapore
Corporate Bonds & Notes	0	184	0	184
Slovenia
Sovereign Issues	0	1,105	0	1,105
South Korea
Corporate Bonds & Notes	0	194	0	194
Spain
Corporate Bonds & Notes	0	448	0	448
Sovereign Issues	0	11,154	0	11,154
Supranational
Corporate Bonds & Notes	0	1,363	0	1,363
Sweden
Corporate Bonds & Notes	0	10,978	0	10,978
Switzerland
Corporate Bonds & Notes	0	2,032	0	2,032
Sovereign Issues	0	147	0	147
United Arab Emirates
Sovereign Issues	0	1,149	0	1,149
United Kingdom
Corporate Bonds & Notes	0	12,295	0	12,295
Non-Agency Mortgage-Backed Securities	0	4,561	0	4,561
Sovereign Issues	0	2,412	0	2,412
United States
Asset-Backed Securities	0	6,998	0	6,998
Corporate Bonds & Notes	0	29,629	0	29,629
Loan Participations and Assignments	0	786	0	786
Municipal Bonds & Notes	0	2,062	0	2,062
Non-Agency Mortgage-Backed Securities	0	12,795	0	12,795
U.S. Government Agencies	0	37,689	0	37,689
U.S. Treasury Obligations	0	15,653	0	15,653
Short-Term Instruments
Commercial Paper	0	800	0	800
Repurchase Agreements	0	1,228	0	1,228
Argentina Treasury Bills	0	823	0	823
France Treasury Bills	0	11,867	0	11,867
Japan Treasury Bills	0	8,279	0	8,279
Netherlands Treasury Bills	0	1,163	0	1,163
Nigeria Treasury Bills	0	2,438	0	2,438
U.S. Treasury Bills	0	174	0	174
	$0	$262,304	$1,762	$264,066

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,374	$0	$0	$3,374

Total Investments	$3,374	$262,304	$1,762	$267,440

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	457	214	0	671
Over the counter	0	2,928	0	2,928
	$457	$3,142	$0	$3,599

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(305)	(231)	0	(536)
Over the counter	0	(2,959)	0	(2,959)

	$(305)	$(3,190)	$0	$(3,495)

Total Financial Derivative Instruments	$152	$(48)	$0	$104

Totals	$3,526	$262,256	$1,762	$267,544

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Core Bond (Hedged) Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.9% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,630	$38
43.077% (ARLLMONP) due 06/21/2020 ~		2,760	78

Total Argentina (Cost $236)			116

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		$400	383

Total Australia (Cost $401)			383

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (f)(i)		$101	2
Petrobras Global Finance BV
6.125% due 01/17/2022		34	35
6.250% due 03/17/2024		400	402
7.375% due 01/17/2027		200	203

Total Brazil (Cost $648)			642

CANADA 5.6%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$100	96
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		100	100
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	117

			313

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.940% due 06/01/2020	CAD	171	133
2.140% due 07/01/2020		416	323
2.140% due 08/01/2020		123	96
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		99	76

			628

SOVEREIGN ISSUES 4.8%
Canada Housing Trust
2.400% due 12/15/2022		2,800	2,153
Canadian Government Real Return Bond
1.500% due 12/01/2044 (h)		116	108
Province of Alberta
1.250% due 06/01/2020		400	304
2.350% due 06/01/2025		600	450
Province of Ontario
2.400% due 06/02/2026		2,300	1,711
2.500% due 09/10/2021		$800	785

			5,511

Total Canada (Cost $6,605)			6,452

CAYMAN ISLANDS 3.6%
ASSET-BACKED SECURITIES 3.1%
Avery Point CLO Ltd.
3.453% due 01/18/2025 •		$236	236

B&M CLO Ltd.
3.069% due 04/16/2026 •		265	265
Cent CLO Ltd.
3.286% due 10/15/2026 •		300	300
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		100	100
Flagship Ltd.
3.468% due 01/20/2026 •		307	307
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •		300	300
LCM LP
3.379% due 10/20/2027 •(b)		300	300
Monarch Grove CLO
3.215% due 01/25/2028 •		300	298
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		300	300
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		438	438
TICP CLO Ltd.
3.743% due 04/20/2028 •		300	297
Venture CLO Ltd.
3.219% due 04/15/2027 •		100	100
Zais CLO Ltd.
0.000% due 04/15/2028 •(b)		300	300

			3,541

CORPORATE BONDS & NOTES 0.5%
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		192	182
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.200% PIK)
7.720% due 12/01/2026 (c)		663	194
Sands China Ltd.
5.400% due 08/08/2028		200	199

			575

Total Cayman Islands (Cost $4,462)			4,116

DENMARK 2.8%
CORPORATE BONDS & NOTES 2.8%
BRFkredit A/S
2.000% due 10/01/2047	DKK	1,232	193
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		3,976	624
2.000% due 10/01/2050		1,285	199
2.500% due 10/01/2037		433	72
2.500% due 10/01/2047		1	0
3.000% due 10/01/2047		41	7
Nykredit Realkredit A/S
2.000% due 10/01/2047		5,108	801
2.500% due 10/01/2037		1,498	248
2.500% due 10/01/2047		12	2
Realkredit Danmark A/S
2.000% due 10/01/2047		6,255	982
2.500% due 10/01/2037		509	84
2.500% due 07/01/2047		107	17

Total Denmark (Cost $3,050)			3,229

FRANCE 3.4%
CORPORATE BONDS & NOTES 2.1%
Altice France S.A.
7.375% due 05/01/2026		$300	301
Credit Agricole S.A.
3.362% (US0003M + 1.020%) due 04/24/2023 ~		250	251
Danone S.A.
3.000% due 06/15/2022		200	196
Dexia Credit Local S.A.
1.875% due 09/15/2021		900	867
2.250% due 02/18/2020		250	247
2.500% due 01/25/2021		400	394
Electricite de France S.A.
4.600% due 01/27/2020		200	204

			2,460

SOVEREIGN ISSUES 1.3%
France Government International Bond
2.000% due 05/25/2048	EUR	900	1,128

3.250% due 05/25/2045		200	318

			1,446

Total France (Cost $3,848)			3,906

GERMANY 1.9%
CORPORATE BONDS & NOTES 1.9%
Deutsche Bank AG
3.162% (US0003M + 0.815%) due 01/22/2021 ~		$200	197
4.250% due 10/14/2021		500	498
Kreditanstalt fuer Wiederaufbau
0.250% due 09/15/2025	EUR	500	573
0.750% due 06/28/2028		700	810
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	77

Total Germany (Cost $2,174)			2,155

IRELAND 0.7%
ASSET-BACKED SECURITIES 0.3%
Toro European CLO DAC
0.581% due 10/15/2030 •(b)	EUR	300	348

CORPORATE BONDS & NOTES 0.4%
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$300	305
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		200	193

			498

Total Ireland (Cost $858)			846

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$200	192

Total Israel (Cost $199)			192

ITALY 3.9%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
3.875% due 10/24/2018	EUR	300	349
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(i)(j)		200	232
7.750% due 01/11/2027 •(i)(j)		200	249
Wind Tre SpA
3.125% due 01/20/2025		300	319

			1,149

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Claris Abs SRL
0.081% due 10/31/2060 •		515	596
F-E Mortgages SRL
0.011% due 12/15/2043 •		14	16

			612

SOVEREIGN ISSUES 2.4%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		700	758
2.450% due 10/01/2023		900	1,046
2.500% due 11/15/2025		400	454
Italy Government International Bond
6.000% due 08/04/2028	GBP	300	459

			2,717

Total Italy (Cost $4,943)			4,478

JAPAN 4.6%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$200	198
3.455% due 03/02/2023		300	296

Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		300	298

			792

SOVEREIGN ISSUES 3.9%
Development Bank of Japan, Inc.
3.125% due 09/06/2023		500	494
Japan Bank for International Cooperation
2.375% due 07/21/2022		200	194
3.250% due 07/20/2023		200	199
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		600	582
Japan Government International Bond
0.400% due 03/20/2036	JPY	210,000	1,808
0.500% due 09/20/2046		110,000	884
Tokyo Metropolitan Government
2.000% due 05/17/2021		$300	290

			4,451

Total Japan (Cost $5,707)			5,243

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
3.500% due 03/20/2027		$700	687

Total Kuwait (Cost $694)			687

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$200	213

Total Lithuania (Cost $212)			213

LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	286	314
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019		$100	103
NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		200	198

Total Luxembourg (Cost $608)			615

NETHERLANDS 4.7%
ASSET-BACKED SECURITIES 0.7%
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	250	289
Jubilee CLO BV
0.481% due 12/15/2029 •		400	464

			753

CORPORATE BONDS & NOTES 4.0%
British Transco International Finance BV
0.000% due 11/04/2021 (f)		$200	179
Cooperatieve Rabobank UA
2.765% (US0003M + 0.430%) due 04/26/2021 ~		250	251
3.234% (US0003M + 0.860%) due 09/26/2023 ~		300	301
3.875% due 09/26/2023		300	299
Deutsche Telekom International Finance BV
2.820% due 01/19/2022		200	195
ING Bank NV
2.625% due 12/05/2022		1,500	1,458
4.125% due 11/21/2023 •		1,300	1,302
Mylan NV
3.750% due 12/15/2020		100	100
NXP BV
4.125% due 06/15/2020		200	202
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	50	68
Syngenta Finance NV
3.698% due 04/24/2020		$200	200

Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		100	98

			4,653

Total Netherlands (Cost $5,439)			5,406

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$300	291

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	144

Total Norway (Cost $455)			435

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	900	245

Total Poland (Cost $225)			245

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	300	106

Total Portugal (Cost $338)			106

QATAR 1.2%
SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,009
4.500% due 04/23/2028		400	412

Total Qatar (Cost $1,393)			1,421

SAUDI ARABIA 2.0%
SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	967
2.875% due 03/04/2023		300	290
3.250% due 10/26/2026		200	188
4.000% due 04/17/2025		400	401
4.500% due 04/17/2030		500	503

Total Saudi Arabia (Cost $2,384)			2,349

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$200	190

Total Singapore (Cost $199)			190

SPAIN 3.1%
CORPORATE BONDS & NOTES 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	200	242
Merlin Properties Socimi S.A.
2.225% due 04/25/2023		400	486
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$300	308

			1,036

SOVEREIGN ISSUES 2.2%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	125
4.950% due 02/11/2020		400	488

Spain Government International Bond
1.400% due 07/30/2028		1,200	1,381
2.900% due 10/31/2046		400	501

			2,495

Total Spain (Cost $3,566)			3,531

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Stability Mechanism
1.850% due 12/01/2055	EUR	200	241

Total Supranational (Cost $246)			241

SWEDEN 4.1%
CORPORATE BONDS & NOTES 4.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	5,300	608
2.250% due 09/21/2022		5,000	599
Nordea Hypotek AB
1.000% due 04/08/2022		8,300	953
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		2,000	234
Stadshypotek AB
1.500% due 12/15/2021		4,000	467
4.500% due 09/21/2022		7,000	909
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		2,000	232
2.000% due 06/17/2026		1,000	117
Swedbank Hypotek AB
1.000% due 09/15/2021		1,800	207
1.000% due 06/15/2022		3,100	356

Total Sweden (Cost $4,660)			4,682

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS AG
2.200% due 06/08/2020		$200	197
2.450% due 12/01/2020		200	196
2.801% (US0003M + 0.480%) due 12/01/2020 ~		200	200
2.907% due 06/08/2020 •		300	301
5.125% due 05/15/2024 (j)		200	203

Total Switzerland (Cost $1,105)			1,097

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	289
3.125% due 10/11/2027		200	190

Total United Arab Emirates (Cost $498)			479

UNITED KINGDOM 9.8%
CORPORATE BONDS & NOTES 5.5%
Barclays Bank PLC
7.625% due 11/21/2022 (j)		$500	543
Barclays PLC
6.500% due 09/15/2019 •(i)(j)	EUR	200	240
8.250% due 12/15/2018 •(i)(j)		$290	293
British Telecommunications PLC
9.625% due 12/15/2030		100	142
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		200	200
2.984% (US0003M + 0.650%) due 09/11/2021 ~		600	601
5.875% due 09/28/2026 •(i)(j)	GBP	200	263
6.500% due 03/23/2028 •(i)(j)		$200	193
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	792
5.125% due 03/07/2025		400	622
Lloyds Banking Group PLC 7.000%
due 06/27/2019 •(i)(j)		200	265
Nationwide Building Society
10.250% ~(i)		0	49
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		$500	504

5.500% due 12/31/2018 (i)	EUR	100	118
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$300	292
4.750% due 09/15/2025		500	488
Tesco PLC
5.125% due 04/10/2047	EUR	100	149
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	49	73
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		100	129
5.000% due 04/15/2027		100	130
Virgin Money PLC
2.250% due 04/21/2020		200	262

			6,348

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Alba PLC
0.996% due 11/25/2042 •		376	469
Eurosail PLC 1.750%
(BP0003M + 0.950%) due 06/13/2045 ~		517	673
Newgate Funding PLC
0.927% due 12/15/2050 •		181	234
Ripon Mortgages PLC
1.605% due 08/20/2056 •		345	451
RMAC Securities PLC
0.971% due 06/12/2044 •		295	370
Southern Pacific Financing PLC
0.982% due 06/10/2043 •		193	249

			2,446

SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
1.500% due 07/22/2047		700	828
3.500% due 01/22/2045 (l)		1,000	1,720

			2,548

Total United Kingdom (Cost $11,887)			11,342

UNITED STATES 52.5%
ASSET-BACKED SECURITIES 3.9%
Accredited Mortgage Loan Trust
2.346% due 02/25/2037 •		$21	21
Argent Securities Trust
2.366% due 07/25/2036 •		388	156
2.376% due 05/25/2036 •		673	251
Bear Stearns Asset-Backed Securities Trust
2.536% due 01/25/2047 •		161	161
Countrywide Asset-Backed Certificates
2.356% due 07/25/2037 ^•		235	209
2.356% due 07/25/2037 •		77	71
4.773% due 07/25/2036 ~		38	39
Countrywide Asset-Backed Certificates Trust
3.466% due 07/25/2035 •		700	715
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.853% due 03/25/2037 ^Ø		289	173
First Franklin Mortgage Loan Trust
3.491% due 07/25/2034 •		145	145
GSAA Home Equity Trust
2.666% due 08/25/2037 •		62	59
Home Equity Mortgage Loan Asset-Backed Trust
2.456% due 04/25/2037 •		306	231
MASTR Asset-Backed Securities Trust
2.426% due 05/25/2037 •		391	374
Morgan Stanley ABS Capital, Inc. Trust
2.446% due 10/25/2036 •		635	415
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^~		34	31
New Century Home Equity Loan Trust
3.822% due 06/20/2031 ~		442	412
NovaStar Mortgage Funding Trust
2.346% due 03/25/2037 •		642	495
Option One Mortgage Loan Trust
2.356% due 03/25/2037 •		78	71
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 Ø		368	201
Structured Asset Investment Loan Trust
3.941% due 10/25/2034 •		232	230
Structured Asset Securities Corp. Mortgage Loan Trust
2.376% due 03/25/2036 •		7	7
Terwin Mortgage Trust
3.156% due 11/25/2033 •		6	6

			4,473

CORPORATE BONDS & NOTES 13.4%
Allergan Sales LLC
5.000% due 12/15/2021		200	208
American Honda Finance Corp.
2.691% (US0003M + 0.350%) due 11/05/2021 ~		100	100
American Tower Corp.
2.800% due 06/01/2020		100	99
Andeavor Logistics LP
5.500% due 10/15/2019		100	102
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	494
AT&T, Inc.
1.800% due 09/05/2026	EUR	200	233
3.071% (US0003M + 0.750%) due 06/01/2021 ~		$200	202
3.289% (US0003M + 0.950%) due 07/15/2021 ~		400	405
3.514% (US0003M + 1.180%) due 06/12/2024 ~		200	201
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		100	97
Bank of America Corp.
5.875% due 03/15/2028 •(i)		200	199
BAT Capital Corp.
2.909% due 08/14/2020 •		400	402
3.557% due 08/15/2027		100	93
4.390% due 08/15/2037		100	93
Bayer U.S. Finance LLC
3.003% (US0003M + 0.630%) due 06/25/2021 ~		200	201
4.250% due 12/15/2025		300	298
BMW U.S. Capital LLC
2.819% (US0003M + 0.500%) due 08/13/2021 ~		200	201
Broadcom Corp.
2.200% due 01/15/2021		100	97
Charter Communications Operating LLC
4.464% due 07/23/2022		500	509
6.384% due 10/23/2035		300	324
Citigroup, Inc.
3.247% (US0003M + 0.930%) due 06/07/2019 ~		600	603
Cleco Corporate Holdings LLC
3.743% due 05/01/2026		300	284
CNH Industrial Capital LLC
3.375% due 07/15/2019		100	100
Continental Resources, Inc.
4.375% due 01/15/2028		100	99
CVS Health Corp.
4.100% due 03/25/2025		100	100
5.050% due 03/25/2048		100	103
D.R. Horton, Inc.
4.375% due 09/15/2022		100	101
Dell International LLC
3.480% due 06/01/2019		300	301
Delta Air Lines, Inc.
3.625% due 03/15/2022		100	99
DISH DBS Corp.
5.125% due 05/01/2020		200	203
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		100	100
Energy Transfer Partners LP
4.650% due 06/01/2021		300	307
EQT Corp.
4.875% due 11/15/2021		200	206
Equinix, Inc.
2.875% due 03/15/2024	EUR	100	118
ERAC USA Finance LLC
2.350% due 10/15/2019		$200	199
Ford Motor Credit Co. LLC
3.085% (US0003M + 0.880%) due 10/12/2021 ~		300	297
5.750% due 02/01/2021		200	208
Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023		100	100
GATX Corp.
3.061% (US0003M + 0.720%) due 11/05/2021 ~		100	100
General Mills, Inc.
2.879% (US0003M + 0.540%) due 04/16/2021 ~		100	101
General Motors Financial Co., Inc.
3.189% (US0003M + 0.850%) due 04/09/2021 ~		100	100
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		300	296
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~		100	100
International Lease Finance Corp.
8.250% due 12/15/2020		300	328

JPMorgan Chase & Co.
3.220% due 03/01/2025 •	100	97
JPMorgan Chase Bank N.A.
2.675% (US0003M + 0.340%) due 04/26/2021 ~	300	300
Komatsu Finance America, Inc.
2.437% due 09/11/2022	300	287
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	100	100
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	100	100
Morgan Stanley
2.891% (US0003M + 0.550%) due 02/10/2021 ~	100	100
3.737% due 04/24/2024 •	300	298
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~	200	201
Navient Corp.
4.875% due 06/17/2019	100	101
Newell Brands, Inc.
2.875% due 12/01/2019	300	300
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	300	301
2.711% (US0003M + 0.400%) due 08/21/2020 ~	300	300
Northwell Healthcare, Inc.
4.260% due 11/01/2047	100	95
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	300	294
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	100	95
Rio Oil Finance Trust
9.250% due 07/06/2024	333	355
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	100	104
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Spirit AeroSystems, Inc.
3.134% (US0003M + 0.800%) due 06/15/2021 ~	100	100
Springleaf Finance Corp.
6.000% due 06/01/2020	100	103
Sprint Capital Corp.
6.900% due 05/01/2019	100	102
Sprint Communications, Inc.
9.000% due 11/15/2018	200	202
United Technologies Corp.
3.350% due 08/16/2021	100	100
VEREIT Operating Partnership LP
4.875% due 06/01/2026	400	404
Verizon Communications, Inc.
2.625% due 08/15/2026	100	91
4.125% due 03/16/2027	100	100
4.329% due 09/21/2028	99	100
VMware, Inc.
2.300% due 08/21/2020	100	98
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	200	198
Wells Fargo & Co.
3.000% due 04/22/2026	200	186
3.452% (US0003M + 1.110%) due 01/24/2023 ~	300	304
WestRock Co.
3.750% due 03/15/2025	100	98
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	300	294
3.375% due 11/30/2021	300	297

		15,416

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
4.992% due 01/31/2025	99	99

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	453	425
Banc of America Funding Trust
2.375% due 04/20/2047 ^•	148	134
6.000% due 07/25/2037 ^	99	94
BCAP LLC Trust
2.426% due 05/25/2047 •	206	191
Chase Mortgage Finance Trust
3.558% due 07/25/2037 ~	12	11
3.654% due 03/25/2037 ^~	78	77
Citigroup Mortgage Loan Trust
3.585% due 04/25/2037 ^~	72	63
Citigroup Mortgage Loan Trust, Inc.
4.516% due 08/25/2035 ^~	1,293	1,158

Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^		62	49
Credit Suisse Mortgage Capital Certificates
3.906% due 02/26/2036 ~		28	28
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.366% due 02/25/2047 •		269	223
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.945% due 02/25/2036 ^Ø		96	93
GreenPoint Mortgage Funding Trust
2.676% due 06/25/2045 •		98	92
JPMorgan Alternative Loan Trust
3.322% due 12/25/2036 ~		41	46
Merrill Lynch Mortgage Investors Trust
3.571% due 03/25/2036 ^~		202	154
Morgan Stanley Mortgage Loan Trust
3.758% due 05/25/2036 ^~		106	85
4.493% due 09/25/2035 ^~		88	61
PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^		76	70
Prime Mortgage Trust
6.000% due 06/25/2036 ^		89	84
Residential Accredit Loans, Inc. Trust
2.346% due 02/25/2037 •		77	76
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		67	63
Structured Asset Mortgage Investments Trust
2.446% due 02/25/2036 •		30	29
Structured Asset Securities Corp.
2.496% due 01/25/2036 •		58	54
WaMu Mortgage Pass-Through Certificates Trust
3.989% due 09/25/2036 ~		38	39

			3,399

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
2.616% due 06/25/2036 •		11	11
3.016% due 12/25/2039 •		99	101
Fannie Mae, TBA
3.500% due 11/01/2048		13,500	13,272
4.000% due 11/01/2048		11,000	11,092
Freddie Mac
1.482% due 01/15/2038 ~(a)		215	9
2.432% due 01/15/2038 •		215	215
3.000% due 02/01/2046		755	724
3.500% due 11/01/2047 - 04/01/2048		1,000	985
4.082% due 09/01/2037 •		436	459
Ginnie Mae
2.860% due 09/20/2066 •		658	667
4.832% due 09/20/2066 ~		453	497

			28,032

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2022		518	504
0.125% due 07/15/2024 (n)		3,078	2,958
0.375% due 07/15/2025 (p)		213	206
0.500% due 01/15/2028		1,737	1,668
1.000% due 02/15/2048		409	404
1.375% due 02/15/2044		216	232
2.500% due 01/15/2029		235	270
3.875% due 04/15/2029		153	198
U.S. Treasury Notes
2.625% due 06/15/2021		200	199
2.875% due 04/30/2025 (l)		2,200	2,183

			8,822

Total United States (Cost $59,809)			60,241

SHORT-TERM INSTRUMENTS 13.1%
REPURCHASE AGREEMENTS (k) 0.3%			364

ARGENTINA TREASURY BILLS 0.4%
3.743% due 12/28/2018 - 03/29/2019 (e)(f)	ARS	2,716	67
2.121% due 12/14/2018 (f)(g)		$400	397

			464

FRANCE TREASURY BILLS 6.6%
(0.632)% due 01/04/2019 - 01/16/2019 (e)(f)	EUR	6,500	7,562

JAPAN TREASURY BILLS 5.3%
(0.165)% due 10/09/2018 - 03/11/2019 (e)(f)	JPY	690,000	6,075

NETHERLANDS TREASURY BILLS 0.5%
(0.639)% due 01/31/2019 (f)(g)	EUR	500	582

Total Short-Term Instruments (Cost $15,149)			15,047

Total Investments in Securities (Cost $141,998)			140,085

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short Asset Portfolio		404,688	4,054
PIMCO Short-Term Floating NAV Portfolio III		47,353	469

Total Short-Term Instruments (Cost $4,523)			4,523

Total Investments in Affiliates (Cost $4,523)			4,523

Total Investments 125.8% (Cost $146,521)			$144,608
Financial Derivative Instruments (m)(o) 0.1% (Cost or Premiums, net $(56))			101
Other Assets and Liabilities, net (25.9)%			(29,769)

Net Assets 100.0%			$114,940

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$364	U.S. Treasury Bonds 3.625% due 02/15/2044	$(373)	$364	$364

Total Repurchase Agreements						$(373)	$364	$364

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
IND	0.660%	07/05/2018	10/04/2018	GBP	(1,387)	$(1,811)

Total Reverse Repurchase Agreements						$(1,811)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	2.360%	09/20/2018	10/04/2018	$(2,205)	$(2,207)

Total Sale-Buyback Transactions					$(2,207)

(l)	Securities with an aggregate market value of $3,903 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,893) at a weighted average interest rate of 0.312%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$111.500	11/23/2018	4	$4	$0	$0

Total Purchased Options					$0	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$119.000	10/26/2018	16	$16	$(4)	$(9)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	121.000	10/26/2018	16	16	(4)	0

Total Written Options					$(8)	$(9)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	152	$36,807	$(86)	$8	$0
90-Day Eurodollar March Futures	03/2019	256	62,182	(113)	10	0
Australia Government 3-Year Note December Futures	12/2018	3	241	0	0	0
Australia Government 10-Year Bond December Futures	12/2018	6	559	(4)	3	0
Canada Government 10-Year Bond December Futures	12/2018	1	103	(1)	0	0
Euro-Bobl December Futures	12/2018	55	8,346	(40)	21	(2)
Euro-BTP Italy Government Bond December Futures	12/2018	3	431	5	0	(11)
Euro-Buxl 30-Year Bond December Futures	12/2018	2	405	(7)	5	0
Euro-Schatz December Futures	12/2018	12	1,557	(2)	1	0
Japan Government 10-Year Bond December Futures	12/2018	3	3,963	(3)	2	(2)
U.S. Treasury 5-Year Note December Futures	12/2018	83	9,336	(82)	4	0
U.S. Treasury 10-Year Note December Futures	12/2018	53	6,295	(90)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	26	4,011	(115)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	85	13,680	(1)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	199	32,052	0	3	(3)

				$(539)	$59	$(29)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	152	$(36,797)	$60	$0	$(6)
90-Day Eurodollar March Futures	03/2020	256	(61,974)	144	0	(13)
Call Options Strike @ EUR 131.500 on Euro-Bobl December 2018 Futures	11/2018	12	(2)	0	0	(1)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	5	(3)	0	0	(1)
Euro-Bund 10-Year Bond December Futures	12/2018	5	(922)	7	0	(4)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	77	(13,504)	127	2	(43)
Put Options Strike @ EUR 130.000 on Euro-Bobl December 2018 Futures	11/2018	12	(2)	(1)	1	0
Put Options Strike @ EUR 130.250 on Euro-Bobl December 2018 Futures	11/2018	8	(2)	0	1	0
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	5	(3)	0	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	85	(13,730)	0	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	199	(31,968)	3	5	(4)
United Kingdom Long Gilt December Futures	12/2018	13	(2,049)	27	0	(3)

				$367	$11	$(76)

Total Futures Contracts				$(172)	$70	$(105)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.122%	EUR	200	$(6)	$1	$(5)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.118		$400	(11)	3	(8)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.258	EUR	300	(5)	(1)	(6)	0	0

							$(22)	$3	$(19)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Marks & Spencer PLC	1.000%	Quarterly	06/20/2023	1.303%	EUR	300	$(9)	$4	$(5)	$0	$(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.628		200	(6)	13	7	0	0

							$(15)	$17	$2	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023		$2,500	$46	$3	$49	$0	$0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,300	(18)	(16)	(34)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		8,800	(249)	26	(223)	1	0

						$(221)	$13	$(208)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$800	$(15)	$(11)	$(26)	$0	$(1)
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	2,500	48	0	48	0	0

						$33	$(11)	$22	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$200	$0	$0	$0	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		800	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		300	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		200	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		300	0	(1)	(1)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	200	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	7,500	(11)	(7)	(18)	0	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,800	(47)	101	54	0	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		700	37	4	41	0	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	5,810	6	12	18	0	0
Pay (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		$96,500	7	8	15	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		8,900	174	(33)	141	0	(2)
Receive (6)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		96,500	0	(5)	(5)	0	(2)
Pay (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		1,000	(16)	(1)	(17)	0	0
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		500	0	3	3	0	(1)
Receive	3-Month USD-LIBOR	2.986	Semi-Annual	05/31/2025		500	0	3	3	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		700	(6)	72	66	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,300	208	13	221	0	(2)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,300	(39)	138	99	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,100	121	19	140	1	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,300	36	10	46	2	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	1	(6)	(5)	1	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/20/2021	EUR	4,000	2	(5)	(3)	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		2,800	(10)	16	6	4	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		8,700	24	(41)	(17)	13	0
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		500	6	3	9	0	(1)
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		4,200	74	28	102	19	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		4,350	(23)	(22)	(45)	21	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		100	(2)	1	(1)	0	0
Pay (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		1,600	36	(4)	32	0	(22)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	9,600	(1)	1	0	0	(1)
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		8,100	23	(4)	19	0	(1)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	03/20/2021		3,800	(26)	(3)	(29)	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		9,600	(6)	1	(5)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		8,100	(4)	4	0	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	03/20/2024		2,000	(2)	5	3	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	03/20/2029		500	8	5	13	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.750	Annual	03/20/2049		400	(2)	3	1	0	(3)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2020	JPY	140,000	30	(41)	(11)	0	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		880,000	(26)	(6)	(32)	1	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		549,000	(41)	24	(17)	0	0
Receive (6)	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		143,969	19	(8)	11	0	(3)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		80,000	(250)	146	(104)	0	(1)
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	6,700	(30)	3	(27)	1	0

							$270	$435	$705	$76	$(42)

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	Quarterly	06/12/2022	$900	$0	$1	$1	$0	$0
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	Quarterly	04/27/2023	3,600	0	0	0	0	0
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	04/26/2022	6,900	0	0	0	0	(1)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	06/12/2022	1,200	0	1	1	0	0
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	Quarterly	06/19/2022	4,700	0	3	3	0	(1)
1-Month USD-LIBOR + 0.117%	3-Month USD-LIBOR	Quarterly	03/02/2020	5,000	0	0	0	0	0

					$0	$5	$5	$0	$(2)

Total Swap Agreements					$45	$462	$507	$77	$(46)

(n)

Securities with an aggregate market value of $270 and cash of $1,318 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2018	INR	2,095		$29	$0	$0
BOA	10/2018	AUD	481		347	0	(1)
	10/2018	BRL	700		171	0	(2)
	10/2018	EUR	206		239	0	(1)
	10/2018	PLN	890		238	0	(3)
	10/2018		$171	BRL	700	2	0
	10/2018		3,278	DKK	20,800	0	(40)
	10/2018		65	INR	4,707	0	0
	10/2018		346	NOK	2,813	0	0
	11/2018	CNH	2,102		$308	3	0
	11/2018		$171	BRL	700	2	0
	12/2018	INR	4,707		$64	0	0
	01/2019	DKK	20,800		3,306	40	0
BPS	10/2018	ARS	258		6	0	0
	10/2018	IDR	791,056		53	0	0
	10/2018	INR	71		1	0	0
	10/2018	KRW	36,021		32	0	0
	10/2018		$20	ARS	777	0	(2)
	10/2018		34	CAD	44	0	0
	10/2018		12,235	EUR	10,388	0	(174)
	10/2018		206	INR	14,373	0	(9)
	11/2018	CNH	570		$84	1	0
	11/2018	EUR	10,388		12,265	175	0
	12/2018	CLP	14,949		22	0	(1)
	12/2018	INR	2,533		35	0	0
	12/2018	KRW	106,675		96	0	0
	12/2018	RON	10	EUR	2	0	0
	12/2018	TWD	3,913		$128	0	(1)
	12/2018		$52	IDR	791,056	0	0
	12/2018		513	INR	36,500	0	(16)
	07/2019		225	CNH	1,529	0	(4)
BRC	10/2018	AUD	48		$34	0	0
	10/2018	JPY	80,000		725	20	0
	11/2018		$379	CNH	2,589	0	(3)
	12/2018	INR	74		$1	0	0
CBK	10/2018	CAD	7,068		5,471	0	(2)
	10/2018	EUR	10,937		12,776	76	(1)
	10/2018	JPY	69,300		624	13	0
	10/2018	RON	289		70	0	(2)
	10/2018		$500	EUR	427	0	(4)
	10/2018		184	GBP	141	0	0
	10/2018		513	TRY	2,586	0	(90)
	11/2018	CNH	570		$83	1	0
	11/2018	EUR	1,182		1,373	0	(2)
	11/2018		$722	CNH	4,910	0	(10)
	12/2018	CLP	6,052		$9	0	0
	12/2018	COP	96,832		32	0	(1)
	12/2018	KRW	1,111		1	0	0
	12/2018	RON	56	EUR	12	0	0
	12/2018		$290	COP	890,448	10	0
	12/2018		149	IDR	2,234,877	0	(1)
	02/2019	EUR	403		$510	37	0
	05/2019		250		292	0	(5)
	06/2019	GBP	124		166	2	0
	07/2019	CNH	769		114	3	0
	07/2019		$83	CNH	570	0	(1)
DUB	01/2019		314	EUR	250	0	(21)
	03/2019	BRL	605		$158	10	0
	03/2019		$134	MXN	2,875	16	0
	04/2019	SEK	474	EUR	46	0	0
FBF	12/2018	CLP	33,389		$49	0	(2)
GLM	10/2018	CHF	199		207	4	0
	10/2018	EUR	1,177		1,360	1	(9)
	10/2018	IDR	928,401		62	0	0
	10/2018	INR	7,168		100	1	0
	10/2018	JPY	70,000		635	18	0
	10/2018		$347	GBP	266	0	0
	10/2018		498	MXN	9,403	2	0
	11/2018	GBP	205		$270	2	0
	11/2018		$62	ZAR	897	1	0
	11/2018	ZAR	1,882		$126	0	(7)
	12/2018	COP	139,081		46	0	(1)
	12/2018	INR	4,953		68	1	0
	12/2018	RON	61	EUR	13	0	0
	12/2018		$138	CLP	95,917	8	0
	01/2019		121	DKK	770	0	0
HUS	10/2018	SEK	42,155		$4,610	0	(133)
	10/2018	TRY	2,446		513	113	0
	10/2018		$13	ARS	402	0	(3)
	10/2018		5,452	CAD	7,068	21	0
	10/2018		26	IDR	397,690	1	0
	10/2018		277	SEK	2,429	0	(3)
	11/2018	CAD	7,068		$5,455	0	(21)
	11/2018	CNH	4,106		600	4	0
	11/2018	CZK	48		2	0	0
	11/2018		$240	CNH	1,634	0	(3)
	11/2018		103	ZAR	1,400	0	(4)
	11/2018	ZAR	2,141		$145	0	(6)
	12/2018	CLP	40,371		60	0	(1)
	12/2018	EUR	338		423	28	0
	12/2018	IDR	397,690		26	0	(1)
	01/2019	EUR	261		314	8	0
	03/2019	BRL	202		60	11	0
	03/2019		$60	MXN	1,182	2	0
	05/2019		301	EUR	249	0	(5)
	07/2019	CNH	4,604		$675	12	0
	07/2019		$598	CNH	4,106	0	(7)
IND	11/2018	ZAR	440		$31	0	0
	12/2018	COP	105,980		35	0	(1)
JPM	10/2018	AUD	95		69	0	0
	10/2018	CAD	179		138	0	0
	10/2018	EUR	1,651		1,931	13	(1)
	10/2018	GBP	211		277	2	0
	10/2018	JPY	6,800		60	1	0
	10/2018		$5,749	GBP	4,366	0	(58)
	10/2018		2,804	JPY	316,500	0	(19)
	11/2018	GBP	3,982		$5,253	56	0
	11/2018	JPY	316,500		2,811	19	0
	11/2018	ZAR	3,414		229	0	(11)
	12/2018	COP	109,044		36	0	(1)
	12/2018	IDR	241,920		16	0	0
	12/2018	RON	735	EUR	157	0	0
	04/2019	EUR	90	SEK	923	0	(1)
	07/2019	CNH	303		$45	1	0
MSB	07/2019		529		77	1	0
	06/2021		$8	EUR	6	0	0
MYI	10/2018	EUR	1,000		$1,168	4	0
	10/2018		$4,771	SEK	42,155	0	(28)
	11/2018	SEK	42,155		$4,783	28	0
NGF	10/2018		$42	INR	2,932	0	(2)
	12/2018	IDR	472,502		$31	0	0
	12/2018	INR	3,280		45	0	0
RBC	10/2018	JPY	130,000		1,148	1	0
RYL	04/2019	SEK	655	EUR	63	0	(1)
SCX	10/2018	DKK	20,906		$3,300	46	0
	10/2018	EUR	1,204		1,399	0	(2)
	10/2018	INR	12,377		179	9	0
	10/2018	JPY	7,768		69	1	0
	10/2018		$366	GBP	284	4	0
	10/2018		69	NZD	104	0	0
	12/2018	KRW	648,565		$585	0	(1)
SOG	10/2018	GBP	5,057		6,517	0	(74)
	12/2018		$194	EUR	154	0	(14)
SSB	10/2018	EUR	1,300		$1,516	3	0
	10/2018	JPY	983,700		8,867	203	0
	10/2018		$3,364	JPY	373,300	0	(79)
	11/2018	CNY	1,776		$259	2	0
	11/2018		$358	ZAR	5,450	26	0
UAG	10/2018	EUR	1,200		$1,400	4	0
	10/2018	JPY	40,000		364	11	0
	10/2018	NOK	1,180		141	0	(4)
	10/2018	TRY	140		19	0	(4)
	10/2018		$26	IDR	393,366	1	0
	11/2018		560	RUB	35,956	0	(14)
	12/2018	IDR	393,366		$25	0	(1)

Total Forward Foreign Currency Contracts						$1,085	$(919)

Purchased Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$421	$8	$3
BRC	Call - OTC EUR versus USD	$	1.308	09/22/2021	EUR	100	6	6
	Put - OTC EUR versus USD		1.308	09/22/2021		100	7	8
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$272	5	2
GLM	Put - OTC EUR versus USD	$	1.150	02/26/2019	EUR	500	6	6
	Call - OTC USD versus JPY	JPY	120.000	04/20/2020		$470	9	3
MSB	Call - OTC EUR versus USD	$	1.291	06/24/2021	EUR	92	5	5
	Put - OTC EUR versus USD		1.291	06/24/2021		92	7	7

Total Purchased Options							$53	$40

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD	$	0.734	11/13/2018	AUD	400	$(2)	$(2)
CBK	Put - OTC EUR versus GBP	GBP	0.875	12/05/2018	EUR	979	(6)	(7)
	Put - OTC GBP versus USD	$	1.315	06/14/2019	GBP	354	(11)	(14)
	Call - OTC GBP versus USD		1.440	06/14/2019		357	(5)	(2)
	Call - OTC USD versus SEK	SEK	9.000	12/17/2018		$200	(2)	(2)
GLM	Put - OTC AUD versus USD	$	0.703	11/01/2018	AUD	200	(1)	0
	Call - OTC EUR versus JPY	JPY	135.000	02/26/2019	EUR	500	(6)	(7)
	Call - OTC USD versus CNH	CNH	7.000	11/05/2018		$481	(3)	(1)
	Put - OTC USD versus MXN	MXN	18.500	10/12/2018		600	(7)	(2)
	Call - OTC USD versus NOK	NOK	8.350	12/19/2018		200	(2)	(1)
JPM	Put - OTC USD versus MXN	MXN	18.000	11/20/2018		400	(2)	(1)
MYI	Call - OTC USD versus SEK	SEK	9.040	12/19/2018		200	(2)	(2)

							$(49)	$(41)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	10/09/2018	$700	$(3)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/09/2018	700	(2)	(1)

							$(5)	$(1)

Total Written Options							$(54)	$(42)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.148%	$500	$(18)	$3	$0	$(15)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	400	(10)	(2)	0	(12)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515	200	(4)	0	0	(4)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	400	(14)	2	0	(12)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	500	(12)	(3)	0	(15)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	100	(3)	0	0	(3)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515	300	(6)	(1)	0	(7)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148	400	(14)	2	0	(12)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	200	(5)	(1)	0	(6)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339	200	(5)	(1)	0	(6)

							$(91)	$(1)	$0	$(92)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	AP Moller - Maersk	1.000%	Quarterly	06/20/2022	0.774%	EUR	200	$(1)	$3	$2	$0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.892		$100	(5)	1	0	(4)

								$(6)	$4	$2	$(4)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	200	$244	$(1)	$15	$14	$0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		200	244	6	8	14	0

								$5	$23	$28	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.030%	Quarterly	07/10/2027	KRW	1,063,600	$0	$6	$6	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		1,105,500	0	10	10	0

								$0	$16	$16	$0

Total Swap Agreements								$(92)	$42	$46	$(96)

(p)

Securities with an aggregate market value of $15 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$116	$0	$116
Australia
Corporate Bonds & Notes	0	383	0	383
Brazil
Corporate Bonds & Notes	0	642	0	642
Canada
Corporate Bonds & Notes	0	313	0	313
Non-Agency Mortgage-Backed Securities	0	628	0	628
Sovereign Issues	0	5,511	0	5,511
Cayman Islands
Asset-Backed Securities	0	3,541	0	3,541
Corporate Bonds & Notes	0	575	0	575
Denmark
Corporate Bonds & Notes	0	3,229	0	3,229
France
Corporate Bonds & Notes	0	2,460	0	2,460
Sovereign Issues	0	1,446	0	1,446
Germany
Corporate Bonds & Notes	0	2,155	0	2,155
Ireland
Asset-Backed Securities	0	348	0	348
Corporate Bonds & Notes	0	498	0	498
Israel
Sovereign Issues	0	192	0	192
Italy
Corporate Bonds & Notes	0	1,149	0	1,149
Non-Agency Mortgage-Backed Securities	0	612	0	612
Sovereign Issues	0	2,717	0	2,717
Japan
Corporate Bonds & Notes	0	792	0	792
Sovereign Issues	0	4,451	0	4,451
Kuwait
Sovereign Issues	0	687	0	687
Lithuania
Sovereign Issues	0	213	0	213
Luxembourg
Corporate Bonds & Notes	0	615	0	615
Netherlands
Asset-Backed Securities	0	753	0	753
Corporate Bonds & Notes	0	4,653	0	4,653
Norway
Corporate Bonds & Notes	0	291	0	291
Sovereign Issues	0	144	0	144
Poland
Sovereign Issues	0	245	0	245
Portugal
Corporate Bonds & Notes	0	106	0	106
Qatar
Sovereign Issues	0	1,421	0	1,421
Saudi Arabia
Sovereign Issues	0	2,349	0	2,349
Singapore
Corporate Bonds & Notes	0	190	0	190
Spain
Corporate Bonds & Notes	0	1,036	0	1,036
Sovereign Issues	0	2,495	0	2,495
Supranational
Corporate Bonds & Notes	0	241	0	241
Sweden
Corporate Bonds & Notes	0	4,682	0	4,682
Switzerland
Corporate Bonds & Notes	0	1,097	0	1,097
United Arab Emirates
Sovereign Issues	0	479	0	479
United Kingdom
Corporate Bonds & Notes	0	6,348	0	6,348
Non-Agency Mortgage-Backed Securities	0	2,446	0	2,446
Sovereign Issues	0	2,548	0	2,548
United States
Asset-Backed Securities	0	4,473	0	4,473
Corporate Bonds & Notes	0	15,416	0	15,416
Loan Participations and Assignments	0	99	0	99
Non-Agency Mortgage-Backed Securities	0	3,399	0	3,399
U.S. Government Agencies	0	28,032	0	28,032
U.S. Treasury Obligations	0	8,822	0	8,822
Short-Term Instruments
Repurchase Agreements	0	364	0	364
Argentina Treasury Bills	0	464	0	464
France Treasury Bills	0	7,562	0	7,562
Japan Treasury Bills	0	6,075	0	6,075
Netherlands Treasury Bills	0	582	0	582
	$0	$140,085	$0	$140,085

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,523	$0	$0	$4,523

Total Investments	$4,523	$140,085	$0	$144,608

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	70	77	0	147
Over the counter	0	1,171	0	1,171
	$70	$1,248	$0	$1,318
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(105)	(55)	0	(160)
Over the counter	0	(1,057)	0	(1,057)

	$(105)	$(1,112)	$0	$(1,217)

Total Financial Derivative Instruments	$(35)	$136	$0	$101

Totals	$4,488	$140,221	$0	$144,709

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$520

Total Short-Term Instruments (Cost $520)		520

Total Investments in Securities (Cost $520)		520

	SHARES
INVESTMENTS IN AFFILIATES 97.6%
MUTUAL FUNDS (a) 90.0%
PIMCO Emerging Markets Bond Fund	3,129,658	31,297
PIMCO Global Advantage® Strategy Bond Fund	3,941,063	41,618
PIMCO Income Fund	4,386,583	52,156
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,908,024	31,232
PIMCO Investment Grade Credit Bond Fund	5,188,193	52,141
PIMCO RAE International Fund	4,781,613	51,498
PIMCO RAE PLUS EMG Fund	5,101,218	51,981
PIMCO RAE PLUS Small Fund	4,108,825	52,182
PIMCO Real Return Fund	4,856,812	51,968
PIMCO Short-Term Fund	15,796,343	156,384
PIMCO StocksPLUS® Fund	4,195,467	51,982
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5,995,311	51,800
PIMCO StocksPLUS® International Fund (Unhedged)	15,609,525	103,335
PIMCO Total Return Fund IV	15,456,820	156,423

Total Mutual Funds (Cost $896,037)		935,997

SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	8,024,992	79,343

Total Short-Term Instruments (Cost $79,312)		79,343

Total Investments in Affiliates (Cost $975,349)		1,015,340

Total Investments 97.7% (Cost $975,869)		$1,015,860
Financial Derivative Instruments (c) 0.5% (Cost or Premiums, net $11,000)		5,128
Other Assets and Liabilities, net 1.8%		18,914

Net Assets 100.0%		$1,039,902

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$520	U.S. Treasury Bonds 3.625% due 02/15/2044	$(535)	$520	$520

Total Repurchase Agreements						$(535)	$520	$520

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,925.000	06/21/2019	804	80	$1,579	$705
Put - CBOE S&P 500	2,200.000	06/21/2019	804	80	3,215	1,508
Put - CBOE S&P 500	2,475.000	06/21/2019	804	80	6,206	3,059

Total Purchased Options					$11,000	$5,272

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2018	3,208	$468,208	$2,825	$0	$(144)

Total Futures Contracts				$2,825	$0	$(144)

Cash of $19,682 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$520	$0	$520
	$0	$520	$0	$520

Investments in Affiliates, at Value
Mutual Funds	935,997	0	0	935,997
Short-Term Instruments
Central Funds Used for Cash Management Purposes	79,343	0	0	79,343

	$1,015,340	$0	$0	$1,015,340

Total Investments	$1,015,340	$520	$0	$1,015,860

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5,272	$0	$5,272

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(144)	$0	$0	$(144)

Total Financial Derivative Instruments	$(144)	$5,272	$0	$5,128

Totals	$1,015,196	$5,792	$0	$1,020,988

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.2% ¤
CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 6.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$2,100	$2,109
4.250% due 07/01/2020		900	909
Ally Financial, Inc.
3.500% due 01/27/2019		700	701
8.000% due 12/31/2018		200	202
8.000% due 11/01/2031		800	973
Bank of America Corp.
5.875% due 03/15/2028 •(f)		420	417
Barclays PLC
7.000% due 09/15/2019 •(f)(h)	GBP	300	395
8.250% due 12/15/2018 •(f)(h)		$1,300	1,313
BRFkredit A/S
2.500% due 10/01/2047	DKK	8	1
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$800	796
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	198
Deutsche Bank AG
4.250% due 10/14/2021		3,400	3,387
Ford Motor Credit Co. LLC
3.164% (US0003M + 0.830%) due 03/12/2019 ~		700	701
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		6,200	6,299
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		300	301
ING Bank NV
2.625% due 12/05/2022		1,000	972
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,100	2,528
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		$500	502
7.000% due 06/27/2019 •(f)(h)	GBP	1,900	2,521
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		$700	702
Nationwide Building Society
10.250% ~(f)	GBP	14	2,685
Navient Corp.
4.875% due 06/17/2019		$1,200	1,210
5.500% due 01/15/2019		1,400	1,409
8.000% due 03/25/2020		400	424
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	3	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		15	2
Realkredit Danmark A/S
2.500% due 07/01/2047		84	14
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		$700	705
4.519% due 06/25/2024 •		400	399
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	3,670	4,293
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~		$1,600	1,605
UBS AG
2.450% due 12/01/2020		3,300	3,236
2.637% due 12/07/2018 •		200	200

			42,109

INDUSTRIALS 2.9%
BAT Capital Corp.
2.909% due 08/14/2020 •		1,100	1,104
BAT International Finance PLC
2.750% due 06/15/2020		1,200	1,188
Campbell Soup Co.
2.964% (US0003M + 0.630%) due 03/15/2021 ~		610	610
Dell International LLC
3.480% due 06/01/2019		3,320	3,329
4.420% due 06/15/2021		800	812

Delta Air Lines, Inc.
2.875% due 03/13/2020		900	893
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		500	500
eBay, Inc.
2.750% due 01/30/2023		500	482
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		1,300	1,300
Hyundai Capital America
3.137% due 09/18/2020 •		2,500	2,506
Mylan NV
3.750% due 12/15/2020		500	501
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		100	102
Time Warner Cable LLC
8.750% due 02/14/2019		3,500	3,573
VMware, Inc.
3.900% due 08/21/2027		200	189
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		900	896
2.450% due 11/20/2019		900	892

			18,877

UTILITIES 2.7%
AT&T, Inc.
2.989% (US0003M + 0.650%) due 01/15/2020 ~		280	281
3.071% (US0003M + 0.750%) due 06/01/2021 ~		900	908
3.289% (US0003M + 0.950%) due 07/15/2021 ~		3,500	3,543
5.000% due 03/01/2021		100	104
5.150% due 02/15/2050		1,000	949
5.300% due 08/15/2058		400	383
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		300	302
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	550	640
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		$1,230	1,232
Petrobras Global Finance BV
6.125% due 01/17/2022		917	949
7.250% due 03/17/2044		3,700	3,517
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		1,000	999
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	298
Sprint Communications, Inc.
9.000% due 11/15/2018		1,300	1,310
Verizon Communications, Inc.
3.376% due 02/15/2025		2,752	2,680

			18,095

Total Corporate Bonds & Notes (Cost $79,558)			79,081

U.S. GOVERNMENT AGENCIES 50.1%
Fannie Mae
4.000% due 06/01/2048 - 09/01/2048		11,305	11,426
4.070% due 05/01/2038 •		2,157	2,263
Fannie Mae, TBA
3.500% due 10/01/2033 - 11/01/2048		178,900	175,967
4.000% due 11/01/2048 - 12/01/2048		140,195	141,242

Total U.S. Government Agencies (Cost $331,624)			330,898

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Bonds
3.000% due 02/15/2048 (n)		140	135
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (l)		3,896	3,873
0.125% due 04/15/2022 (l)(n)		1,773	1,723
0.125% due 07/15/2026 (l)(n)		13,089	12,351
0.250% due 01/15/2025		2,767	2,657
0.375% due 07/15/2025		5,178	5,017
0.375% due 01/15/2027		4,607	4,402
0.500% due 01/15/2028		7,434	7,140
0.625% due 01/15/2024 (l)(n)		3,768	3,720
0.625% due 01/15/2026		6,650	6,512
0.875% due 02/15/2047		12,859	12,316
1.000% due 02/15/2048		3,294	3,256
1.875% due 07/15/2019 (l)		708	717
2.000% due 01/15/2026 (n)		216	232
2.125% due 02/15/2040		4,640	5,617
2.375% due 01/15/2025		20,669	22,530
3.375% due 04/15/2032 (n)		1,751	2,277

3.625% due 04/15/2028 (l)		1,193	1,483
3.875% due 04/15/2029 (n)		1,715	2,211

Total U.S. Treasury Obligations (Cost $100,973)			98,169

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust
2.456% due 07/25/2037 •		534	483
Bear Stearns Adjustable Rate Mortgage Trust
4.145% due 07/25/2036 ^~		239	225
4.164% due 02/25/2036 ^~		65	62
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036		491	418
Residential Accredit Loans, Inc. Trust
2.396% due 06/25/2046 •		281	129
Residential Asset Securitization Trust
2.616% due 05/25/2035 •		607	526
WaMu Mortgage Pass-Through Certificates Trust
2.546% due 01/25/2045 •		3,361	3,382

Total Non-Agency Mortgage-Backed Securities (Cost $5,175)			5,225

ASSET-BACKED SECURITIES 4.2%
ACE Securities Corp. Home Equity Loan Trust
4.016% due 06/25/2034 •		162	156
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •		890	849
Argent Securities Trust
2.366% due 07/25/2036 •		584	498
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	800	927
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		$2,638	2,668
Countrywide Asset-Backed Certificates
2.356% due 05/25/2035 •		718	685
2.466% due 03/25/2037 •		700	657
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •		530	531
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		1,600	1,601
Figueroa CLO Ltd.
3.188% due 06/20/2027 •		1,200	1,200
First Franklin Mortgage Loan Trust
2.686% due 11/25/2036 •		1,600	1,425
Fremont Home Loan Trust
2.351% due 10/25/2036 •		1,137	1,073
2.366% due 10/25/2036 •		2,522	1,357
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		600	599
IndyMac Mortgage Loan Trust
2.286% due 07/25/2036 •		1,071	504
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		803	573
Lehman XS Trust
2.376% due 05/25/2036 •		1,068	1,074
5.226% due 06/25/2036 Ø		773	722
Long Beach Mortgage Loan Trust
2.516% due 01/25/2036 •		1,751	1,579
Morgan Stanley ABS Capital, Inc. Trust
3.191% due 07/25/2035 •		80	80
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •		600	598
Navient Student Loan Trust
3.366% due 03/25/2066 •		1,084	1,103
Sound Point CLO Ltd.
3.199% due 04/15/2027 •		1,100	1,098
3.228% due 07/20/2027 •		300	300
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		1,663	1,665
Symphony CLO Ltd.
3.369% due 10/15/2025 •		1,856	1,857
3.516% due 10/17/2026 •		300	300
Tralee CLO Ltd.
3.378% due 10/20/2027 •		1,000	1,001
Venture CLO Ltd.
3.219% due 07/15/2027 •		800	799

Total Asset-Backed Securities (Cost $26,594)			27,479

SOVEREIGN ISSUES 7.2%
Argentina Government International Bond
6.875% due 01/26/2027		1,180	1,006
30.131% (BADLARPP) due 10/04/2022 ~	ARS	3,700	145
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		1,745	40

43.077% (ARLLMONP) due 06/21/2020 ~		35,737	1,009
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	2,124	1,769
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (c)	BRL	60,670	14,792
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	210	265
3.750% due 07/26/2023		600	789
3.875% due 05/06/2022		540	699
4.250% due 11/04/2025		440	602
Denmark Government International Bond
0.100% due 11/15/2023 (e)	DKK	15,014	2,503
France Government International Bond
0.100% due 03/01/2025 (e)	EUR	2,464	3,066
0.250% due 07/25/2024 (e)		1,143	1,448
1.850% due 07/25/2027 (e)		2,626	3,815
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (e)		3,766	4,595
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	535	375
Peru Government International Bond
6.150% due 08/12/2032	PEN	6,000	1,852
Qatar Government International Bond
3.875% due 04/23/2023		$1,400	1,413
5.103% due 04/23/2048		1,100	1,146
United Kingdom Gilt
3.500% due 01/22/2045	GBP	3,807	6,546

Total Sovereign Issues (Cost $52,473)			47,875

	SHARES
COMMON STOCKS 15.8%
COMMUNICATION SERVICES 1.0%
Alphabet, Inc. ‘A’ (a)		1,156	1,395
Alphabet, Inc. ‘C’ (a)		1,298	1,549
Comcast Corp. ‘A’		15,863	562
Facebook, Inc. ‘A’ (a)		5,363	882
Kakaku.com, Inc.		5,613	110
KDDI Corp.		7,288	201
Nippon Telegraph & Telephone Corp.		6,780	306
NTT DOCOMO, Inc.		29,660	797
PCCW Ltd.		234,000	136
Pearson PLC		23,518	272
ProSiebenSat.1 Media SE		5,443	141
RTL Group S.A.		3,548	253
Telstra Corp. Ltd.		64,001	148
Viacom, Inc. ‘B’		4,402	149

			6,901

CONSUMER DISCRETIONARY 1.4%
Accor S.A.		3,690	190
Amazon.com, Inc. (a)		742	1,486
Autoliv, Inc.		2,449	212
AutoZone, Inc. (a)		267	207
Berkeley Group Holdings PLC		7,840	376
Best Buy Co., Inc.		3,749	298
Burberry Group PLC		7,782	204
Darden Restaurants, Inc.		1,701	189
Dollar General Corp.		1,031	113
Fast Retailing Co. Ltd.		350	177
Gap, Inc.		4,226	122
Garmin Ltd.		2,993	210
H&R Block, Inc.		6,404	165
Home Depot, Inc.		4,558	944
Honda Motor Co. Ltd.		27,999	843
Kering S.A.		506	272
Kohl’s Corp.		2,869	214
Las Vegas Sands Corp.		10,130	601
Lowe’s Cos., Inc.		1,638	188
Macy’s, Inc.		3,217	112
McDonald’s Corp.		1,992	333
Michael Kors Holdings Ltd. (a)		2,658	182
Persimmon PLC		12,868	396
Peugeot S.A.		10,242	276
Sands China Ltd.		26,272	118
Subaru Corp.		8,571	263
Target Corp.		3,901	344

Yum! Brands, Inc.	5,217	474

		9,509

CONSUMER STAPLES 1.1%
Altria Group, Inc.	1,720	104
Asahi Group Holdings Ltd.	2,425	105
Clorox Co.	1,366	205
Conagra Brands, Inc.	10,973	373
Estee Lauder Cos., Inc. ‘A’	2,467	358
Ingredion, Inc.	3,935	413
J Sainsbury PLC	34,012	142
Japan Tobacco, Inc.	16,259	425
Kimberly-Clark Corp.	8,279	941
Kirin Holdings Co. Ltd.	5,653	145
Koninklijke Ahold Delhaize NV	11,175	256
Kroger Co.	8,204	239
MEIJI Holdings Co. Ltd.	3,044	205
PepsiCo, Inc.	9,380	1,049
Philip Morris International, Inc.	7,917	646
Tyson Foods, Inc. ‘A’	6,430	383
Unicharm Corp.	8,749	289
Wal-Mart Stores, Inc.	5,364	504
Wesfarmers Ltd.	8,694	313

		7,095

ENERGY 0.9%
Anadarko Petroleum Corp.	3,809	257
Canadian Natural Resources Ltd.	6,914	226
Cenovus Energy, Inc.	15,176	152
ConocoPhillips	12,025	931
Enagas S.A.	12,566	339
Encana Corp.	11,885	156
Eni SpA	53,529	1,009
Equinor ASA	17,699	498
HollyFrontier Corp.	2,581	180
Inpex Corp.	11,638	145
JXTG Holdings, Inc.	17,923	136
Marathon Oil Corp.	13,540	315
Marathon Petroleum Corp.	4,521	361
Noble Energy, Inc.	12,007	374
OMV AG	5,319	298
Seven Generations Energy Ltd. (a)	9,359	112
Showa Shell Sekiyu KK	5,909	125
Valero Energy Corp.	2,695	307

		5,921

FINANCIALS 3.3%
3i Group PLC	23,008	282
ABN AMRO Group NV	14,940	407
Aflac, Inc.	23,115	1,088
BNP Paribas S.A.	109,227	6,689
CI Financial Corp.	10,074	160
Citizens Financial Group, Inc.	3,983	154
Commonwealth Bank of Australia	14,701	759
Direct Line Insurance Group PLC	45,806	193
Discover Financial Services	8,291	634
Eaton Vance Corp.	4,070	214
Fifth Third Bancorp	27,440	766
Huntington Bancshares, Inc.	29,760	444
IGM Financial, Inc.	4,840	133
Intesa Sanpaolo SpA	117,528	299
JPMorgan Chase & Co.	6,958	785
KBC Group NV	4,811	358
Kinnevik AB	15,230	461
Macquarie Group Ltd.	1,949	177
Mediobanca SpA	10,836	108
National Australia Bank Ltd.	10,927	219
NN Group NV	11,942	533
ORIX Corp.	22,308	361
PNC Financial Services Group, Inc.	4,451	606
Prudential Financial, Inc.	7,886	799
Reinsurance Group of America, Inc.	3,706	536
Resona Holdings, Inc.	20,290	114
S&P Global, Inc.	1,310	256
Sampo Oyj ‘A’	7,781	403
Sumitomo Mitsui Financial Group, Inc.	3,565	144
SunTrust Banks, Inc.	4,464	298
Synchrony Financial	10,480	326
T Rowe Price Group, Inc.	7,624	832
Torchmark Corp.	4,373	379
United Overseas Bank Ltd.	15,712	311

Wells Fargo & Co.	23,372	1,228
Westpac Banking Corp.	16,075	323

		21,779

HEALTH CARE 1.8%
AbbVie, Inc.	6,873	650
Amgen, Inc.	4,119	854
Astellas Pharma, Inc.	30,700	536
Biogen, Inc. (a)	1,343	474
Express Scripts Holding Co. (a)	4,272	406
Fresenius Medical Care AG & Co. KGaA	5,037	518
Gilead Sciences, Inc.	5,177	400
Humana, Inc.	1,904	645
Johnson & Johnson	6,580	909
Medtronic PLC	10,682	1,051
Merck & Co., Inc.	5,066	359
Novo Nordisk A/S ‘B’	8,716	410
Olympus Corp.	9,045	353
Pfizer, Inc.	17,342	764
ResMed, Inc.	2,552	294
Roche Holding AG	5,113	1,236
Siemens Healthineers AG (a)	2,581	114
Sumitomo Dainippon Pharma Co. Ltd.	6,394	147
UCB S.A.	1,538	138
UnitedHealth Group, Inc.	5,723	1,523
Universal Health Services, Inc. ‘B’	1,474	188

		11,969

INDUSTRIALS 1.7%
Aena SME S.A.	1,575	273
Ashtead Group PLC	15,607	495
Atlas Copco AB ‘A’	9,742	280
Atlas Copco AB ‘B’	9,267	247
Boeing Co.	1,484	552
Brambles Ltd.	23,661	186
Caterpillar, Inc.	2,473	377
Central Japan Railway Co.	1,129	235
CIMIC Group Ltd.	4,407	164
Copart, Inc. (a)	4,061	209
Delta Air Lines, Inc.	5,847	338
Dover Corp.	6,401	567
easyJet PLC	9,258	158
Eaton Corp. PLC	8,104	703
Eiffage S.A.	1,204	134
Emerson Electric Co.	10,634	814
Experian PLC	12,071	310
Fuji Electric Co. Ltd.	3,108	124
HD Supply Holdings, Inc. (a)	5,598	240
Honeywell International, Inc.	1,042	173
Ingersoll-Rand PLC	1,925	197
Johnson Controls International PLC	10,144	355
Pentair PLC	14,901	646
Raytheon Co.	1,218	252
Robert Half International, Inc.	5,225	368
Royal Mail PLC	16,550	103
SGS S.A.	88	232
Smiths Group PLC	19,454	379
Snap-on, Inc.	2,373	436
Taisei Corp.	3,105	142
Union Pacific Corp.	2,564	417
United Rentals, Inc. (a)	2,039	334
United Technologies Corp.	3,837	536

		10,976

INFORMATION TECHNOLOGY 3.2%
Accenture PLC ‘A’	7,533	1,282
Adobe Systems, Inc. (a)	1,690	456
Amadeus IT Group S.A.	4,618	428
Apple, Inc.	12,452	2,811
Broadridge Financial Solutions, Inc.	3,226	426
Brother Industries Ltd.	11,866	234
CA, Inc. (j)	61,433	2,712
Canon, Inc.	27,219	863
Cisco Systems, Inc.	13,142	639
Citrix Systems, Inc. (a)	2,905	323
Cognizant Technology Solutions Corp. ‘A’	2,014	155
DXC Technology Co.	7,007	655
F5 Networks, Inc. (a)	1,103	220
Fujitsu Ltd.	4,868	347
Hitachi Ltd.	14,167	482
HP, Inc.	8,792	227

Intel Corp.	18,990	898
International Business Machines Corp.	1,333	202
Intuit, Inc.	1,570	357
KLA-Tencor Corp.	3,682	374
Lam Research Corp.	1,820	276
Mastercard, Inc. ‘A’	3,893	867
Micron Technology, Inc. (a)	8,240	373
Microsoft Corp.	7,660	876
NetApp, Inc.	2,725	234
NVIDIA Corp.	809	227
Oracle Corp.	4,937	255
Oracle Corp. Japan	2,477	200
Paychex, Inc.	6,518	480
Sage Group PLC	33,697	257
SAP SE	7,551	929
Seagate Technology PLC	4,583	217
Texas Instruments, Inc.	5,937	637
Visa, Inc. ‘A’	7,285	1,093

		21,012

MATERIALS 0.8%
Anglo American PLC	9,113	204
Asahi Kasei Corp.	6,947	105
BASF SE	9,918	880
BHP Billiton PLC	8,061	176
Boliden AB	4,863	136
Covestro AG	2,303	186
International Paper Co.	3,156	155
Koninklijke DSM NV	3,059	324
LyondellBasell Industries NV ‘A’	7,468	766
Methanex Corp.	1,990	157
Mondi PLC	5,990	164
Rio Tinto Ltd.	5,555	316
Rio Tinto PLC	11,718	591
Smurfit Kappa Group PLC	2,820	112
Sumitomo Chemical Co. Ltd.	40,326	236
West Fraser Timber Co. Ltd.	3,348	191
Westlake Chemical Corp.	2,544	211
WestRock Co.	4,386	234

		5,144

REAL ESTATE 0.2%
Deutsche Wohnen SE	8,346	401
Jones Lang LaSalle, Inc.	2,415	348
New World Development Co. Ltd.	159,700	217
Swire Properties Ltd.	78,718	298

		1,264

UTILITIES 0.4%
AES Corp.	9,938	139
CLP Holdings Ltd.	11,402	133
EDP - Energias de Portugal S.A.	89,715	331
Electricite de France S.A.	12,089	212
Endesa S.A.	18,403	397
Enel SpA	44,333	227
Engie S.A.	37,110	546
NextEra Energy, Inc.	1,246	209
Osaka Gas Co. Ltd.	5,359	105
Red Electrica Corp. S.A.	9,509	199
Tokyo Electric Power Co. Holdings, Inc. (a)	24,167	119

		2,617

Total Common Stocks (Cost $104,371)		104,187

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Schaeffler AG	12,308	157

Total Preferred Securities (Cost $156)		157

EXCHANGE-TRADED FUNDS 2.4%
iShares MSCI EAFE ETF		229,737	15,620

Total Exchange-Traded Funds (Cost $15,306)			15,620

REAL ESTATE INVESTMENT TRUSTS 1.8%
FINANCIALS 0.1%
AGNC Investment Corp.		10,365	193
Annaly Capital Management, Inc.		50,780	520

			713

REAL ESTATE 1.7%
Alexandria Real Estate Equities, Inc.		7,226	909
American Tower Corp.		7,671	1,115
Apartment Investment & Management Co. ‘A’ (j)		22,367	987
Duke Realty Corp.		35,773	1,015
Equinix, Inc. (j)		2,406	1,041
Equity Residential		15,501	1,027
Invitation Homes, Inc. (j)		24,870	570
Klepierre S.A.		6,240	222
Link REIT		38,485	379
RioCan Real Estate Investment Trust		14,097	269
Scentre Group		78,170	225
Segro PLC		54,096	450
Simon Property Group, Inc. (j)		8,091	1,430
Sun Communities, Inc. (j)		8,627	876
Ventas, Inc.		13,726	746

			11,261

Total Real Estate Investment Trusts (Cost $11,550)			11,974

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.0%
COMMERCIAL PAPER 1.0%
Bank of Montreal
1.684% due 10/04/2018	CAD	100	77
1.710% due 10/17/2018		100	77
1.715% due 10/01/2018		1,500	1,161
Bank of Nova Scotia
1.701% due 10/09/2018		400	310
1.705% due 10/10/2018		600	464
1.719% due 10/01/2018		100	78
C.I.B.C.
1.697% due 10/16/2018		600	464
1.710% due 10/04/2018		1,800	1,393
HSBC Holdings PLC
1.736% due 10/19/2018		300	232
1.749% due 10/04/2018		1,400	1,084
1.749% due 10/09/2018		400	310
1.749% due 10/17/2018		300	232
Toronto-Dominion Bank
1.690% due 10/12/2018		200	155
1.702% due 10/09/2018		300	232
1.705% due 10/01/2018		400	310
1.710% due 10/01/2018		300	232

			6,811

REPURCHASE AGREEMENTS (i) 6.4%			42,164

SHORT-TERM NOTES 0.0%
Nigeria Open Market Operation Bills
15.696% due 11/08/2018 (d)	NGN	38,100	103

ARGENTINA TREASURY BILLS 0.5%
(31.139)% due 10/12/2018 - 12/28/2018 (b)(c)	ARS	31,480	794

3.029% due 10/26/2018 - 11/16/2018 (b)(c)		$2,340	2,330

			3,124

JAPAN TREASURY BILLS 1.8%
(0.153)% due 10/29/2018 (c)(d)	JPY	1,380,000	12,147

NIGERIA TREASURY BILLS 0.3%
15.529% due 10/04/2018 - 11/29/2018 (b)(c)	NGN	818,600	2,207

U.S. TREASURY BILLS 0.0%
2.151% due 12/06/2018 †(c)(d)		$322	321

Total Short-Term Instruments (Cost $67,114)			66,877

Total Investments in Securities (Cost $794,894)			787,542

	SHARES
INVESTMENTS IN AFFILIATES 43.5%
MUTUAL FUNDS 16.3% (g)
PIMCO EqS® Long/Short Fund		1,083,407	13,250
PIMCO Income Fund		5,238,010	62,280
PIMCO Mortgage Opportunities and Bond Fund		2,062,328	22,624
PIMCO Preferred and Capital Securities Fund		962,680	9,713

Total Mutual Funds (Cost $109,410)			107,867

SHORT-TERM INSTRUMENTS 27.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.2%
PIMCO Short-Term Floating NAV Portfolio III		18,218,568	180,127

Total Short-Term Instruments (Cost $180,109)			180,127

Total Investments in Affiliates (Cost $289,519)			287,994

Total Investments 162.7% (Cost $1,084,413)			$1,075,536
Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $(308))			440
Other Assets and Liabilities, net (62.8)%			(415,007)

Net Assets 100.0%			$660,969

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	2.330	% †	09/28/2018	10/01/2018	$21,600	U.S. Treasury Bonds 3.625% due 02/15/2044	$(10,969)	$21,600	$21,604
						U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(11,011)
SAL	2.330	†	09/28/2018	10/01/2018	10,800	U.S. Treasury Notes 2.000% - 2.125% due 09/30/2020 - 02/29/2024	(10,944)	10,800	10,802
SSB	1.100	†	09/28/2018	10/01/2018	364	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	(376)	364	364
TDM	2.340	†	09/28/2018	10/01/2018	9,400	U.S. Treasury Notes 2.125% due 02/29/2024	(9,614)	9,400	9,402

Total Repurchase Agreements							$(42,914)	$42,164	$42,172

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.8)%
Fannie Mae, TBA	3.000%	11/01/2048	$53,900	$(51,583)	$(51,530)

Total Short Sales (7.8)%				$(51,583)	$(51,530)

(j)

Securities with an aggregate market value of $6,858 have been pledged as collateral as of September 30, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(19,139) at a weighted average interest rate of 1.565%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$108.250	11/23/2018	51		$51	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	109.500	11/23/2018	232		232	2	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.500	11/23/2018	250		250	2	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	58		58	1	0
Put - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	115.000	11/23/2018	22		22	0	0
Put - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	119.000	11/23/2018	33		33	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	175.000	11/23/2018	541		541	5	1

						$10	$1

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOE S&P 500	2,650.000	12/21/2018	26		$3	$324	$39
Call - CBOE S&P 500	2,950.000	12/21/2018	23		2	98	98
Put - CBOE S&P 500	2,700.000	03/15/2019	50		5	488	212
Put - CBOE S&P 500	2,750.000	06/21/2019	49		5	615	379
Put - CBOE S&P 500	2,800.000	09/20/2019	45		5	495	501
Call - EUREX EURO STOXX 50	3,650.000	12/21/2018	170	EUR	2	110	10
Call - EUREX EURO STOXX 50	3,750.000	12/21/2018	168		2	218	2

						$2,348	$1,241

Total Purchased Options						$2,358	$1,242

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Call - NYMEX Crude December Futures †	$73.500	11/14/2018	16		$16	$(16)	$(39)
Call - NYMEX Crude December Futures †	75.000	11/14/2018	12		12	(13)	(22)
Call - NYMEX Crude December Futures †	76.000	11/14/2018	12		12	(12)	(17)
Put - NYMEX Natural Gas December Futures †	2.850	11/27/2018	24		240	(14)	(14)
Put - NYMEX Natural Gas December Futures †	2.900	11/27/2018	48		480	(28)	(37)

						$(83)	$(129)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	44		$44	$(28)	$(57)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	34		34	(16)	(13)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	55		55	(43)	(104)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	22		22	(6)	(6)
Call - NYMEX Crude November 2018 Futures †	69.000	10/17/2018	12		12	(11)	(56)
Call - NYMEX Crude November 2018 Futures †	69.500	10/17/2018	12		12	(11)	(50)
Call - NYMEX Crude November 2018 Futures †	71.000	10/17/2018	12		12	(12)	(36)
Call - NYMEX Crude November 2018 Futures †	71.500	10/17/2018	12		12	(11)	(32)
Put - NYMEX Natural Gas November 2018 Futures †	2.750	10/26/2018	48		480	(20)	(5)
Put - NYMEX Natural Gas November 2018 Futures †	2.800	10/26/2018	24		240	(10)	(4)

						$(168)	$(363)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - S&P 500	2,875.000	10/19/2018	23		$2	$(34)	$(34)
Put - CBOE S&P 500	2,350.000	12/21/2018	112		11	(611)	(55)
Put - CBOE S&P 500	2,550.000	12/21/2018	26		3	(255)	(26)
Call - CBOE S&P 500	3,000.000	12/21/2018	46		5	(105)	(95)
Put - CBOE S&P 500	2,600.000	03/15/2019	50		5	(370)	(154)
Put - CBOE S&P 500	2,650.000	06/21/2019	49		5	(482)	(293)
Put - CBOE S&P 500	2,700.000	09/20/2019	45		5	(396)	(400)
Put - EUREX EURO STOXX 50	3,200.000	12/21/2018	170	EUR	2	(113)	(70)
Put - EUREX EURO STOXX 50	3,250.000	12/21/2018	168		2	(224)	(87)

						$(2,590)	$(1,214)

Total Written Options						$(2,841)	$(1,706)

Futures Contracts:

Long Futures Contracts

					Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3	$730	$(3)	$0	$0
90-Day Eurodollar December Futures	12/2019	3	726	(5)	0	0
90-Day Eurodollar June Futures	06/2019	3	728	(4)	0	0
90-Day Eurodollar March Futures	03/2019	3	729	(4)	0	0
90-Day Eurodollar September Futures	09/2019	3	727	(5)	0	0
Brent (ICE) Dubai December Futures †	12/2018	9	23	2	0	(1)
Brent (ICE) Dubai November Futures †	11/2018	9	21	(1)	0	(1)
Brent (ICE) Dubai October Futures †	10/2018	9	18	(3)	0	(2)
Brent Crude December Futures †	10/2018	22	1,820	110	25	0
Brent Crude January Futures †	11/2018	9	740	31	12	0
Brent Crude March Futures †	01/2019	10	815	67	12	0
Call Options Strike @ EUR 114.000 on Euro-Schatz November 2018 Futures	10/2018	345	2	0	0	0
Call Options Strike @ EUR 162.000 on Euro-OAT France Government 10-Year Bond December 2018 Futures	11/2018	166	2	0	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	108	1	0	0	0
Cotton No. 2 March Futures †	03/2019	21	812	(67)	0	(11)
E-mini NASDAQ 100 Index December Futures	12/2018	35	5,359	86	0	(1)
E-mini S&P 500 Index December Futures	12/2018	1,194	174,264	798	2	(59)
Euro-Bund 10-Year Bond December Futures	12/2018	369	68,030	(103)	422	(12)
FTSE 100 Index December Futures	12/2018	169	16,491	502	108	(81)
Gas Oil March Futures †	03/2019	12	860	38	15	0
Gold 100 oz. December Futures †	12/2018	27	3,230	(106)	24	0
JPX Nikkei Index 400 December Futures	12/2018	1,587	22,488	1,743	271	(313)
Lead March Futures †	03/2019	13	663	(14)	0	0
Mini MSCI EAFE Index December Futures	12/2018	151	14,915	80	0	(134)
New York Harbor ULSD March Futures †	02/2019	8	788	35	9	0
Nikkei 225 Yen-denominated December Futures	12/2018	15	1,594	22	134	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	232	3	0	0	0
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	25	0	0	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	262	3	0	0	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	67	1	0	0	0
RBOB Gasoline March Futures †	02/2019	9	792	45	9	0
S&P/Toronto Stock Exchange 60 December Futures	12/2018	74	10,889	47	76	(148)
Topix Index December Futures	12/2018	77	12,317	(11)	5	(16)
U.S. Treasury 10-Year Note December Futures	12/2018	637	75,664	(59)	49	0
WTI Crude December Futures †	11/2018	13	950	41	14	0
WTI Crude March Futures †	02/2019	10	725	41	11	0
WTI Crude November Futures †	10/2018	37	2,710	123	35	(1)
Zinc March Futures †	03/2019	11	712	54	0	0

				$3,480	$1,233	$(780)

Short Futures Contracts

					Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	03/2019	17	$(880)	$2	$0	$0
Australia Government 10-Year Bond December Futures	12/2018	15	(1,397)	12	0	(7)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	67	(19)	11	0	(11)
Call Options Strike @ USD 79.000 on Brent Crude December 2018 Futures †	10/2018	12	(56)	(42)	0	(11)
Call Options Strike @ USD 80.000 on Brent Crude December 2018 Futures †	10/2018	12	(47)	(33)	0	(10)
Call Options Strike @ USD 82.000 on Brent Crude December 2018 Futures †	10/2018	12	(32)	(20)	0	(8)
Call Options Strike @ USD 84.000 on Brent Crude January 2019 Futures †	11/2018	12	(30)	(17)	0	(7)
Call Options Strike @ USD 85.000 on Brent Crude January 2019 Futures †	11/2018	12	(26)	(13)	0	(6)
Call Options Strike @ USD 86.000 on Brent Crude January 2019 Futures †	11/2018	12	(22)	(7)	0	(5)
Cocoa March Futures †	03/2019	8	(167)	12	5	0
Corn March Futures †	03/2019	45	(828)	48	19	0
E-mini Russell 2000 Index December Futures	12/2018	80	(6,803)	81	0	(17)
Euro STOXX 50 December Futures	12/2018	126	(4,955)	5	74	(200)
Euro-BTP Italy Government Bond December Futures	12/2018	75	(10,767)	215	390	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	274	(48,053)	306	3	(112)
Euro-Schatz December Futures	12/2018	345	(44,773)	60	2	(24)
Japan Government 10-Year Bond December Futures	12/2018	10	(13,210)	3	8	(5)
Mini MSCI Emerging Markets Index December Futures	12/2018	42	(2,204)	6	6	0
Natural Gas December Futures †	11/2018	16	(495)	(1)	7	0
Natural Gas November Futures †	10/2018	6	(180)	(15)	3	0
Nickel March Futures †	03/2019	4	(304)	(6)	0	0
Platinum January Futures †	01/2019	99	(4,071)	(177)	0	(38)
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	36	(49)	(13)	20	0
Silver December Futures †	12/2018	3	(221)	(5)	0	(6)
Soybean March Futures †	03/2019	22	(960)	0	10	0
SPI 200 Index December Futures	12/2018	7	(784)	2	13	(4)
Sugar No. 11 March Futures †	02/2019	59	(740)	23	0	(19)
U.S. Treasury 2-Year Note December Futures	12/2018	1	(211)	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	24	(2,699)	1	3	0
U.S. Treasury 10-Year Ultra December Futures	12/2018	16	(2,016)	12	1	0
U.S. Treasury 30-Year Bond December Futures	12/2018	451	(63,366)	1,491	68	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	5	(771)	1	1	0
United Kingdom Long Gilt December Futures	12/2018	261	(41,142)	142	14	(44)
Wheat March Futures †	03/2019	25	(659)	91	4	0

				$2,175	$651	$(535)

Total Futures Contracts				$5,655	$1,884	$(1,315)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.158%	$800	$(24)	$6	$(18)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.094	1,200	(31)	12	(19)	1	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.157	200	(6)	2	(4)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.176	600	(14)	4	(10)	0	0

						$(75)	$24	$(51)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	480	$8	$(1)	$7	$0	$(1)
Deutsche Bank AG	1.000	Quarterly	06/20/2019	0.509		800	(2)	6	4	0	0

							$6	$5	$11	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$2,800	$(190)	$(32)	$(222)	$0	$(1)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		5,500	(387)	(21)	(408)	0	(2)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		52,800	939	91	1,030	0	(4)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	12,800	(201)	(133)	(334)	1	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		35,500	(982)	83	(899)	2	0

						$(821)	$(12)	$(833)	$3	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$10,400	$203	$6	$209	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$5,390	$12	$814	$826	$24	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,700	4	80	84	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		37,250	699	(109)	590	0	(9)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		15,300	(352)	(320)	(672)	10	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		62,320	78	(1,750)	(1,672)	31	0
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,800	0	(34)	(34)	1	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		8,000	0	(158)	(158)	6	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		8,000	0	(157)	(157)	5	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		12,600	14	(368)	(354)	7	0
Pay (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		23,600	(159)	(216)	(375)	13	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		15,500	(326)	1,246	920	0	(7)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		720	(2)	22	20	0	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		8,600	(32)	310	278	0	(2)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		13,900	405	281	686	0	(2)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		15,300	173	319	492	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		14,660	830	544	1,374	0	(10)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		29,180	(88)	210	122	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,600	759	17	776	0	(6)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		27,900	0	94	94	3	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		5,350	(538)	(143)	(681)	0	(5)
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		5,650	0	(88)	(88)	0	(6)
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	27,500	(59)	114	55	0	(42)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		3,050	73	(12)	61	0	(42)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021	GBP	37,500	246	38	284	6	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		3,900	(3)	10	7	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		11,720	189	107	296	0	(19)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		3,380	(21)	31	10	0	(26)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024	JPY	2,280,000	(857)	(60)	(917)	1	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		62,000	6	(4)	2	0	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	180	0	4	4	0	0
Pay	CPTFEMU	1.507	Maturity	05/15/2023		1,393	1	2	3	0	(3)
Receive	CPTFEMU	1.535	Maturity	03/15/2028		970	0	(6)	(6)	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,200	(2)	0	(2)	0	(2)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,850	46	(53)	(7)	7	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$1,000	0	2	2	0	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		2,270	0	16	16	3	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		6,400	0	76	76	5	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		6,100	0	73	73	5	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,200	74	9	83	0	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		1,700	51	7	58	0	0
Pay	CPURNSA	1.955	Maturity	07/25/2024		12,100	0	352	352	0	(3)
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,200	(118)	(13)	(131)	1	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		1,700	(79)	(9)	(88)	1	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		8,000	(388)	(44)	(432)	2	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		7,700	0	(213)	(213)	3	0
Receive	CPURNSA	2.122	Maturity	08/01/2027		5,800	0	(153)	(153)	3	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		2,540	0	(58)	(58)	1	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		2,500	0	(65)	(65)	1	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		2,800	0	(71)	(71)	1	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		14,600	(8)	14	6	4	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	310	0	2	2	0	0
Pay	FRCPXTOB	1.150	Monthly	08/06/2020		230	0	1	1	0	0
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		9,480	7	24	31	0	(5)
Pay	FRCPXTOB	1.315	Maturity	08/15/2020		5,650	0	22	22	1	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		8,740	0	1	1	16	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		6,450	0	13	13	11	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,090	0	4	4	2	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		650	2	13	15	0	0
Receive	UKRPI	3.525	Maturity	09/15/2028	GBP	7,400	0	27	27	0	(3)
Receive	UKRPI	3.325	Maturity	08/15/2030		6,800	(30)	(80)	(110)	0	0
Receive	UKRPI	3.530	Maturity	10/15/2031		2,370	37	(30)	7	0	(4)
Receive	UKRPI	3.470	Maturity	09/15/2032		600	(11)	4	(7)	0	(1)
Pay	UKRPI	3.428	Maturity	03/15/2047		3,280	246	(5)	241	11	0

							$879	$684	$1,563	$196	$(199)

Total Swap Agreements							$192	$707	$899	$200	$(208)

(l)

Securities with an aggregate market value of $22,524 and cash of $2,913 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $2 for closed Future agreements is outstanding at period end.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	AUD	501		$361	$0	$(1)
	10/2018	JPY	50,000		453	13	0
	11/2018	$	4,936	GBP	3,775	0	(9)
	11/2018		332	ILS	1,216	3	0
BPS	10/2018	ARS	45,549		$1,195	95	0
	10/2018	BRL	12,900		3,741	546	0
	10/2018	CLP	441,226		656	0	(15)
	10/2018	JPY	390,000		3,532	93	0
	10/2018	PLN	879		233	0	(5)
	10/2018	TWD	20,192		656	0	(6)
	10/2018	$	302	ARS	12,233	0	(9)
	10/2018		3,240	BRL	12,900	0	(46)
	10/2018		1,169	INR	84,727	2	(6)
	10/2018		657	PLN	2,441	6	0
	01/2019	BRL	23,912		$6,450	574	0
BRC	10/2018	JPY	400,000		3,625	97	0
	10/2018	$	572	INR	41,886	3	0
	11/2018	MXN	24,611		$1,273	0	(33)
	11/2018	$	686	JPY	76,800	0	(8)
CBK	10/2018	BRL	7,462		$1,819	0	(28)
	10/2018	$	1,864	BRL	7,462	0	(16)
	11/2018	EUR	8,282		$9,537	6	(118)
	11/2018	NGN	36,100		95	0	(4)
	11/2018	$	20,457	EUR	17,582	116	(89)
	12/2018		1,604	COP	4,924,640	56	0
	12/2018		2,003	IDR	29,993,753	0	(16)
	01/2019	BRL	6,634		$1,745	114	0
GLM	10/2018		7,440		1,792	0	(47)
	10/2018	GBP	2,024		2,638	0	0
	10/2018	RUB	553,757		8,011	0	(430)
	10/2018	TWD	20,190		656	0	(8)
	10/2018	$	513	TRY	3,258	18	0
	12/2018	CLP	505,749		$729	0	(41)
	12/2018	MYR	538		130	0	0
	01/2019	DKK	2,325		365	0	(1)
HUS	10/2018	BRL	9,997		2,468	16	(23)
	10/2018	CAD	5,500		4,197	0	(62)
	10/2018	CLP	439,155		656	0	(12)
	10/2018	DKK	2,330		366	4	0
	10/2018	NZD	333		220	0	(1)
	10/2018	RUB	41,295		601	0	(29)
	10/2018	$	1,808	BRL	7,462	39	0
	10/2018		661	PLN	2,407	0	(8)
	10/2018		2,560	SEK	23,405	74	0
	10/2018		485	TRY	3,195	41	0
	11/2018	BRL	7,462		$1,803	0	(40)
	11/2018	CZK	3,286		149	1	0
	11/2018	$	913	NOK	7,580	20	0
	11/2018	ZAR	12,449		$923	47	0
	12/2018	CNH	29,150		4,274	50	0
	12/2018	PEN	7,364		2,211	0	(13)
	12/2018	THB	16,008		492	0	(4)
IND	11/2018	$	413	CHF	397	0	(7)
JPM	10/2018	BRL	11,900		$2,972	25	0
	10/2018	NGN	59,866		160	0	(5)
	10/2018	RUB	82,302		1,234	0	(20)
	10/2018	$	3,050	BRL	11,900	0	(103)
	10/2018		719	GBP	544	0	(10)
	11/2018	JPY	145,800		$1,324	36	0
	11/2018	NGN	708,906		1,887	0	(51)
	11/2018	$	12,277	CAD	16,064	172	0
	11/2018		8,902	CHF	8,786	86	0
	11/2018		443	EUR	377	0	(4)
	01/2019	BRL	27,943		$7,525	658	0
MSB	10/2018	$	4,219	RUB	267,313	0	(144)
	01/2019		2,418	BRL	9,100	0	(182)
MYI	10/2018	SEK	23,405		$2,649	16	0
	11/2018	$	2,656	SEK	23,405	0	(16)
NGF	12/2018		366	SGD	501	1	0
RBC	10/2018	CAD	1,900		$1,443	0	(27)
	11/2018	$	722	JPY	79,800	0	(18)
RYL	10/2018		637	PLN	2,376	7	0
	11/2018		837	JPY	94,100	0	(6)
SCX	10/2018	CAD	400		$309	0	(1)
	10/2018	$	30,730	GBP	23,806	298	0
	10/2018		457	TRY	3,115	58	0
	12/2018	KRW	5,346,242		$4,819	0	(7)
	12/2018	TWD	108,873		3,577	0	(20)
	12/2018	$	525	INR	37,747	0	(11)
	01/2019	BRL	11,281		$3,030	258	0
SOG	10/2018	GBP	23,357		30,102	0	(342)
	10/2018	RUB	41,125		586	0	(40)
	10/2018	TRY	5,670		1,114	185	0
	10/2018	$	591	INR	43,204	4	0
	10/2018		667	PLN	2,447	0	(3)
	10/2018		497	TRY	3,251	35	0
	11/2018		5,687	RUB	386,741	190	0
SSB	10/2018	CAD	600		$460	0	(5)
UAG	10/2018		400		304	0	(6)
	10/2018	JPY	540,000		4,894	132	0
	10/2018	$	6,168	GBP	4,806	96	0
	11/2018		40,698	JPY	4,484,298	0	(1,105)

Total Forward Foreign Currency Contracts						$4,291	$(3,261)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value		Expiration Date	# of Contracts	Cost	Market Value
JPM	Put - OTC S&P 500 D&I @ 2,615.300 «	EURUSD	1.200	03/15/2019	5,126	$140	$107

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	119.000	10/15/2018	$27,000	$2	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$53,400	$2,114	$149
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	118

							$3,925	$267

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048	$71.500	10/04/2018	$12,700	$1	$0
FAR	Call - OTC Fannie Mae, TBA 3.000% due 10/01/2048	109.000	10/04/2018	31,700	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	73.500	11/06/2018	30,500	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	70.000	11/06/2018	78,000	3	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	72.000	11/06/2018	106,000	4	0

					$10	$0

Total Purchased Options					$4,077	$375

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR	7,400	$(10)	$(3)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	4.000	10/17/2018	$2,680	$(63)	$(79)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	5,600	$(255)	$(30)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$1,100	(7)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		7,800	(21)	30
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		7,800	(21)	36
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		10,700	(121)	(5)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		4,500	(83)	(5)

							$(508)	$26

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$112,400	$(87)	$(149)

Options on Equity Repurchase Agreeements

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «(2)		04/30/2019	22,500	$(22)	$(22)

Total Written Options					$(690)	$(227)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 4Q19 †	$6.080	Maturity	12/31/2019	4,200	$0	$2	$2	$0
GST	Receive	PLATGOLD N9 †	(411.500)	Maturity	07/08/2019	5,800	0	165	165	0
MYC	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	2,400	0	1	1	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	1,500	0	0	0	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	900	0	0	0	0
	Pay	EURMARGIN 4Q18 †	6.850	Maturity	12/31/2018	300	0	0	0	0
	Receive	EURMARGIN 4Q19 †	6.000	Maturity	12/31/2019	300	0	0	0	0

							$0	$168	$168	$0

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	2.130%	$200	$(13)	$5	$0	$(8)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	200	(17)	13	0	(4)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130	600	(38)	15	0	(23)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	400	(34)	25	0	(9)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	1,100	(76)	52	0	(24)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	1,700	(118)	82	0	(36)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130	13,300	(861)	352	0	(509)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	800	(56)	39	0	(17)

							$(1,213)	$583	$0	$(630)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$2,556	$(55)	$81	$26	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,200	(65)	75	10	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(20)	27	7	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	7,900	(364)	448	84	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,100	(685)	772	87	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,100	(576)	694	118	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	359	42	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	126	16	0

						$(2,192)	$2,582	$390	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	9,790	$0	$4	$4	$0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,110	0	(7)	0	(7)
DUB	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		2,000	0	1	1	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		18,370	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		11,370	0	4	4	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,630	1	2	3	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		3,870	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		2,380	0	(7)	0	(7)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,630	0	(4)	0	(4)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		6,000	0	2	2	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,280	0	(3)	0	(3)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		9,380	0	1	1	0
MYC	Pay	CPURNSA	1.800	Maturity	07/20/2026		$2,600	0	(138)	0	(138)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		18,400	0	(960)	0	(960)

								$1	$(1,104)	$16	$(1,119)

Total Return Swaps on Equity Indices

											Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	08/30/2019		$15,593	$0	$27	$27	$0
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR plus a specified spread	Monthly	02/28/2019		14,381	0	23	23	0
FBF	Receive	SMI Index	990	1-Month USD-LIBOR less a specified spread	Maturity	12/21/2018	CHF	8,820	0	159	159	0
MEI	Receive	NDUEEGF Index	9,381	3-Month USD-LIBOR plus a specified spread	Quarterly	06/20/2019		$4,540	0	(34)	0	(34)

									$0	$175	$209	$(34)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	GOLDLNPM Index (8)†	7.023%	Maturity	07/29/2020	$6,226	$0	$317	$317	$0
JPM	Pay	GOLDLNPM Index (8)†	3.861	Maturity	07/29/2020	5,598	0	(138)	0	(138)
	Pay	GOLDLNPM Index (8)†	3.976	Maturity	07/29/2020	629	0	(16)	0	(16)

							$0	$163	$317	$(154)

Total Swap Agreements							$(3,404)	$2,567	$1,100	$(1,937)

(n)

Securities with an aggregate market value of $3,481 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(8)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42,109	$0	$42,109
Industrials	0	18,877	0	18,877
Utilities	0	18,095	0	18,095
U.S. Government Agencies	0	330,898	0	330,898
U.S. Treasury Obligations	0	98,169	0	98,169
Non-Agency Mortgage-Backed Securities	0	5,225	0	5,225
Asset-Backed Securities	0	27,479	0	27,479
Sovereign Issues	0	47,875	0	47,875
Common Stocks
Communication Services	4,537	2,364	0	6,901
Consumer Discretionary	6,394	3,115	0	9,509
Consumer Staples	5,215	1,880	0	7,095
Energy	3,371	2,550	0	5,921
Financials	10,099	11,680	0	21,779
Health Care	8,778	3,191	0	11,969
Industrials	8,140	2,836	0	10,976
Information Technology	17,472	3,540	0	21,012
Materials	1,850	3,294	0	5,144
Real Estate	647	617	0	1,264
Utilities	679	1,938	0	2,617
Preferred Securities
Industrials	0	157	0	157
Exchange-Traded Funds	15,620	0	0	15,620
Real Estate Investment Trusts
Financials	713	0	0	713
Real Estate	9,985	1,276	0	11,261
Short-Term Instruments
Commercial Paper	0	6,811	0	6,811
Repurchase Agreements	0	42,164	0	42,164
Short-Term Notes	0	103	0	103
Argentina Treasury Bills	0	3,124	0	3,124
Japan Treasury Bills	0	12,147	0	12,147
Nigeria Treasury Bills	0	2,207	0	2,207
U.S. Treasury Bills	0	321	0	321
	$93,500	$694,042	$0	$787,542

Investments in Affiliates, at Value
Mutual Funds	107,867	0	0	107,867
Short-Term Instruments
Central Funds Used for Cash Management Purposes	180,127	0	0	180,127

	$287,994	$0	$0	$287,994

Total Investments	$381,494	$694,042	$0	$1,075,536

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(51,530)	$0	$(51,530)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,884	1,442	0	3,326
Over the counter	0	5,659	107	5,766
	$1,884	$7,101	$107	$9,092

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,627)	(1,602)	0	(3,229)
Over the counter	0	(5,403)	(22)	(5,425)

	$(1,627)	$(7,005)	$(22)	$(8,654)

Total Financial Derivative Instruments	$257	$96	$85	$438

Totals	$381,751	$642,608	$85	$1,024,444

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Energizer Holdings. Inc.
TBD% due 05/18/2019 ∎	$750	$751

Total Loan Participations and Assignments (Cost $744)		751

CORPORATE BONDS & NOTES 91.1%
BANKING & FINANCE 8.1%
Ally Financial, Inc.
4.625% due 03/30/2025	2,500	2,491
5.125% due 09/30/2024	2,000	2,065
7.500% due 09/15/2020	2,795	2,996
8.000% due 03/15/2020	1,607	1,711
8.000% due 11/01/2031	1,401	1,704
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023	500	506
5.500% due 01/15/2023	1,000	1,018
Barclays PLC
7.750% due 09/15/2023 •(e)(f)	750	754
BNP Paribas S.A.
7.375% due 08/19/2025 •(e)(f)	2,500	2,631
CIT Group, Inc.
5.000% due 08/15/2022	4,500	4,610
6.125% due 03/09/2028	500	524
CoreCivic, Inc.
4.625% due 05/01/2023	1,000	965
Credit Agricole S.A.
7.875% due 01/23/2024 •(e)(f)	4,000	4,222
Credit Suisse Group AG
6.250% due 12/18/2024 •(e)(f)	2,000	1,977
7.500% due 07/17/2023 •(e)(f)	500	516
Equinix, Inc.
5.375% due 05/15/2027	1,500	1,506
5.875% due 01/15/2026	1,500	1,547
ESH Hospitality, Inc.
5.250% due 05/01/2025	2,000	1,945
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025	1,250	1,244
Freedom Mortgage Corp.
8.250% due 04/15/2025	1,500	1,462
Greystar Real Estate Partners LLC
5.750% due 12/01/2025	1,000	978
Howard Hughes Corp.
5.375% due 03/15/2025	2,500	2,481
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,250	1,129
5.710% due 01/15/2026	1,000	913
7.700% due 09/17/2025 •(e)(f)	1,000	966
Jefferies Finance LLC
6.875% due 04/15/2022	1,500	1,515
7.375% due 04/01/2020	2,000	2,042
Lincoln Finance Ltd.
7.375% due 04/15/2021	750	777
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(e)(f)	5,000	5,169
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	950
5.625% due 05/01/2024	1,000	1,029
Navient Corp.
5.000% due 10/26/2020	1,000	1,015
5.875% due 10/25/2024	2,250	2,208
6.125% due 03/25/2024	2,500	2,506
6.500% due 06/15/2022	1,000	1,040
6.625% due 07/26/2021	500	523
6.750% due 06/25/2025	1,000	1,009
7.250% due 01/25/2022	500	529
8.000% due 03/25/2020	1,000	1,060
Provident Funding Associates LP
6.375% due 06/15/2025	750	754
Quicken Loans, Inc.
5.250% due 01/15/2028	1,500	1,399
5.750% due 05/01/2025	1,500	1,506

RHP Hotel Properties LP
5.000% due 04/15/2023	1,500	1,508
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(e)(f)	2,000	2,052
8.625% due 08/15/2021 •(e)(f)	1,000	1,074
SBA Communications Corp.
4.875% due 09/01/2024	1,000	991
Societe Generale S.A.
7.875% due 12/18/2023 •(e)	2,000	2,077
Springleaf Finance Corp.
5.625% due 03/15/2023	1,250	1,248
6.875% due 03/15/2025	1,250	1,252
7.125% due 03/15/2026	1,000	1,000
Tempo Acquisition LLC
6.750% due 06/01/2025	1,500	1,462
Vantiv LLC
4.375% due 11/15/2025	1,000	954

		81,510

INDUSTRIALS 74.4%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,000	1,010
6.500% due 03/01/2024	500	519
Adient Global Holdings Ltd.
4.875% due 08/15/2026	2,500	2,234
ADT Corp.
3.500% due 07/15/2022	1,000	950
4.125% due 06/15/2023	1,000	959
4.875% due 07/15/2032	1,000	815
6.250% due 10/15/2021	2,000	2,108
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	1,500	1,520
AECOM
5.125% due 03/15/2027	1,000	978
5.875% due 10/15/2024	1,250	1,330
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	2,500	2,256
Alcoa Nederland Holding BV
6.125% due 05/15/2028	500	515
6.750% due 09/30/2024	500	531
7.000% due 09/30/2026	250	270
Allison Transmission, Inc.
5.000% due 10/01/2024	2,000	1,995
Altice Financing S.A.
6.625% due 02/15/2023	3,000	3,030
7.500% due 05/15/2026	1,000	978
Altice Finco S.A.
7.625% due 02/15/2025	1,000	904
Altice France S.A.
6.250% due 05/15/2024	4,000	3,968
7.375% due 05/01/2026	2,500	2,512
8.125% due 02/01/2027	750	773
Altice Luxembourg S.A.
7.625% due 02/15/2025 (h)	2,500	2,275
7.750% due 05/15/2022	2,500	2,442
Altice U.S. Finance Corp.
5.500% due 05/15/2026	1,500	1,499
AMC Networks, Inc.
4.750% due 12/15/2022	1,000	1,003
4.750% due 08/01/2025	500	481
5.000% due 04/01/2024	2,000	1,975
American Builders & Contractors Supply Co., Inc.
5.750% due 12/15/2023	1,000	1,024
5.875% due 05/15/2026	1,750	1,761
Amsted Industries, Inc.
5.000% due 03/15/2022	1,000	1,005
5.375% due 09/15/2024	1,000	995
Antero Resources Corp.
5.000% due 03/01/2025	1,000	1,011
5.125% due 12/01/2022	1,000	1,015
5.375% due 11/01/2021	1,250	1,269
Apergy Corp.
6.375% due 05/01/2026	625	645
Aramark Services, Inc.
5.000% due 02/01/2028	1,500	1,474
5.125% due 01/15/2024	1,500	1,520
Arconic, Inc.
5.125% due 10/01/2024	2,000	2,020
5.950% due 02/01/2037	1,250	1,248
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	250	247
6.000% due 02/15/2025	1,500	1,477
7.250% due 05/15/2024	2,000	2,100

Ascent Resources Utica Holdings LLC
7.000% due 11/01/2026 (a)		1,000	996
Ashland LLC
4.750% due 08/15/2022		2,000	2,026
6.875% due 05/15/2043		1,500	1,545
Ashtead Capital, Inc.
4.125% due 08/15/2025		1,000	955
Avon International Operations, Inc.
7.875% due 08/15/2022		1,000	1,036
B&G Foods, Inc.
5.250% due 04/01/2025 (h)		1,500	1,442
Ball Corp.
5.250% due 07/01/2025		1,750	1,816
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	1,000	1,150
5.500% due 03/01/2023		$2,500	2,414
5.500% due 11/01/2025		2,500	2,505
5.625% due 12/01/2021		500	500
5.875% due 05/15/2023		3,000	2,923
6.500% due 03/15/2022		500	521
7.000% due 03/15/2024		1,125	1,191
7.500% due 07/15/2021		500	511
8.500% due 01/31/2027		1,500	1,579
9.000% due 12/15/2025		1,000	1,080
9.250% due 04/01/2026		1,500	1,622
BBA U.S. Holdings, Inc.
5.375% due 05/01/2026		875	880
BC Unlimited Liability Co.
4.250% due 05/15/2024		1,500	1,427
5.000% due 10/15/2025		3,000	2,880
BCD Acquisition, Inc.
9.625% due 09/15/2023		1,500	1,607
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025		5,000	4,625
6.375% due 10/01/2023		1,000	1,040
Berry Global, Inc.
4.500% due 02/15/2026		1,000	953
5.125% due 07/15/2023		1,000	1,014
6.000% due 10/15/2022		1,000	1,034
Boise Cascade Co.
5.625% due 09/01/2024		1,000	1,025
Bombardier, Inc.
7.500% due 12/01/2024		500	529
7.500% due 03/15/2025		2,000	2,072
7.750% due 03/15/2020		500	525
8.750% due 12/01/2021		1,500	1,666
Boyd Gaming Corp.
6.000% due 08/15/2026		750	759
6.375% due 04/01/2026		1,500	1,548
6.875% due 05/15/2023		1,000	1,054
Brink’s Co.
4.625% due 10/15/2027		1,000	925
Bruin E&P Partners LLC
8.875% due 08/01/2023		1,000	1,031
Builders FirstSource, Inc.
5.625% due 09/01/2024		2,000	1,930
BWAY Holding Co.
5.500% due 04/15/2024		2,500	2,464
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	2,044
Caesars Resort Collection LLC
5.250% due 10/15/2025		4,000	3,820
Callon Petroleum Co.
6.375% due 07/01/2026		2,000	2,045
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (h)		1,000	1,026
Cascades, Inc.
5.500% due 07/15/2022		750	759
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026		1,750	1,693
CBS Radio, Inc.
7.250% due 11/01/2024 (h)		1,500	1,449
CCO Holdings LLC
5.000% due 02/01/2028		1,000	942
5.125% due 02/15/2023		3,000	3,019
5.125% due 05/01/2023		2,000	2,013
5.125% due 05/01/2027		1,000	951
5.250% due 09/30/2022		2,000	2,029
5.375% due 05/01/2025		1,000	995
5.750% due 09/01/2023		2,750	2,802
5.750% due 02/15/2026		3,000	3,019
5.875% due 04/01/2024		1,000	1,024
5.875% due 05/01/2027		1,000	994
Centene Corp.
4.750% due 01/15/2025		1,000	1,000
5.375% due 06/01/2026		500	514
5.625% due 02/15/2021		1,000	1,021
6.125% due 02/15/2024		1,000	1,055

Centennial Resource Production LLC
5.375% due 01/15/2026	2,000	1,995
Cequel Communications Holdings LLC
5.125% due 12/15/2021	1,000	1,011
CF Industries, Inc.
5.150% due 03/15/2034	2,000	1,915
Change Healthcare Holdings LLC
5.750% due 03/01/2025	3,000	2,989
Chemours Co.
6.625% due 05/15/2023	1,500	1,571
7.000% due 05/15/2025	1,500	1,598
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	2,500	2,516
5.875% due 03/31/2025	2,000	2,105
7.000% due 06/30/2024	1,500	1,646
Cheniere Energy Partners LP
5.250% due 10/01/2025	2,500	2,506
5.625% due 10/01/2026	500	504
Chesapeake Energy Corp.
7.000% due 10/01/2024	375	375
8.000% due 12/15/2022	1,250	1,312
8.000% due 01/15/2025	750	776
8.000% due 06/15/2027	250	256
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	1,880
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	2,000	2,049
7.625% due 03/15/2020	2,000	2,012
Clearwater Paper Corp.
4.500% due 02/01/2023	1,500	1,402
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	750	741
5.750% due 03/01/2025	500	488
CNX Midstream Partners LP
6.500% due 03/15/2026	1,000	998
CNX Resources Corp.
5.875% due 04/15/2022	1,000	1,004
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	965
6.000% due 06/15/2025	1,250	1,296
CommScope, Inc.
5.000% due 06/15/2021	1,000	1,009
5.500% due 06/15/2024	1,250	1,264
Community Health Systems, Inc.
5.125% due 08/01/2021	1,000	978
6.250% due 03/31/2023	2,500	2,384
8.625% due 01/15/2024	1,000	1,039
Constellium NV
5.750% due 05/15/2024	1,000	999
5.875% due 02/15/2026	1,000	981
6.625% due 03/01/2025	750	761
Continental Resources, Inc.
5.000% due 09/15/2022	1,200	1,219
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	1,500	1,479
Core & Main LP
6.125% due 08/15/2025	3,000	2,899
Coty, Inc.
6.500% due 04/15/2026	1,500	1,402
Covey Park Energy LLC
7.500% due 05/15/2025	2,375	2,420
CPG Merger Sub LLC
8.000% due 10/01/2021	2,000	2,032
Crown Americas LLC
4.250% due 09/30/2026	1,000	918
4.500% due 01/15/2023	2,000	2,013
4.750% due 02/01/2026	1,000	960
CSC Holdings LLC
5.250% due 06/01/2024	2,000	1,960
5.375% due 02/01/2028	500	479
5.500% due 04/15/2027	1,000	975
6.625% due 10/15/2025	1,000	1,056
10.125% due 01/15/2023	1,000	1,096
DAE Funding LLC
4.500% due 08/01/2022	1,000	978
5.000% due 08/01/2024	2,000	1,962
Darling Ingredients, Inc.
5.375% due 01/15/2022	2,000	2,022
DaVita, Inc.
5.000% due 05/01/2025	2,000	1,929
5.125% due 07/15/2024	2,000	1,940
DCP Midstream Operating LP
5.375% due 07/15/2025	1,000	1,020

Dell International LLC
5.875% due 06/15/2021	500	516
7.125% due 06/15/2024	1,000	1,074
Delta Merger Sub, Inc.
6.000% due 09/15/2026	750	761
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	750	553
5.700% due 10/15/2039	1,000	810
7.875% due 08/15/2025	1,250	1,302
Diamond Resorts International, Inc.
7.750% due 09/01/2023	1,500	1,545
Diamondback Energy, Inc.
4.750% due 11/01/2024	1,000	1,004
5.375% due 05/31/2025	1,000	1,026
Digicel Group Ltd.
7.125% due 04/01/2022	1,000	660
Digicel Ltd.
6.000% due 04/15/2021	1,000	931
DISH DBS Corp.
5.000% due 03/15/2023	2,500	2,278
5.125% due 05/01/2020	1,000	1,013
5.875% due 07/15/2022	3,000	2,938
5.875% due 11/15/2024	2,500	2,256
6.750% due 06/01/2021	1,000	1,024
7.750% due 07/01/2026	1,250	1,189
DJO Finance LLC
8.125% due 06/15/2021	2,500	2,566
10.750% due 04/15/2020	500	499
DKT Finance ApS
9.375% due 06/17/2023	1,000	1,056
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,000	1,032
Eldorado Resorts, Inc.
7.000% due 08/01/2023	1,000	1,055
EMC Corp.
3.375% due 06/01/2023	1,000	950
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	1,000	1,079
Endo Dac
6.000% due 07/15/2023	1,000	893
6.000% due 02/01/2025	1,250	1,084
Endo Finance LLC
5.375% due 01/15/2023	1,000	885
5.750% due 01/15/2022	1,000	939
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026	750	777
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,494
Energy Transfer Equity LP
5.875% due 01/15/2024	500	528
7.500% due 10/15/2020	2,000	2,146
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	1,424
5.450% due 06/01/2047	750	654
EnPro Industries, Inc.
5.875% due 09/15/2022	1,500	1,536
Ensco PLC
4.500% due 10/01/2024	1,500	1,294
5.200% due 03/15/2025	1,000	874
5.750% due 10/01/2044	2,000	1,502
7.750% due 02/01/2026	1,000	996
Entegris, Inc.
4.625% due 02/10/2026	2,000	1,912
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	2,059
EW Scripps Co.
5.125% due 05/15/2025	1,000	964
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	500	445
7.375% due 05/15/2024	500	496
Financial & Risk U.S. Holdings, Inc.
6.250% due 05/15/2026 (a)	1,250	1,251
8.250% due 11/15/2026 (a)	1,750	1,744
First Data Corp.
5.000% due 01/15/2024	3,000	3,028
5.750% due 01/15/2024	3,000	3,049
7.000% due 12/01/2023	2,500	2,609
First Quality Finance Co., Inc.
4.625% due 05/15/2021	1,000	1,004
5.000% due 07/01/2025	750	703
First Quantum Minerals Ltd.
6.500% due 03/01/2024	1,000	919
7.000% due 02/15/2021	500	495
7.250% due 05/15/2022	1,000	983
7.250% due 04/01/2023	1,000	955
7.500% due 04/01/2025	750	714

Flex Acquisition Co., Inc.
6.875% due 01/15/2025	2,000	1,920
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	250	248
5.125% due 05/15/2024	250	244
Freeport-McMoRan, Inc.
3.100% due 03/15/2020	1,000	991
3.550% due 03/01/2022	2,000	1,950
3.875% due 03/15/2023	2,000	1,940
4.000% due 11/14/2021	1,500	1,494
5.400% due 11/14/2034	2,500	2,362
frontdoor, Inc.
6.750% due 08/15/2026	750	774
Gates Global LLC
6.000% due 07/15/2022	1,000	1,009
GCP Applied Technologies, Inc.
5.500% due 04/15/2026	2,000	1,970
GLP Capital LP
5.375% due 11/01/2023	1,000	1,040
5.375% due 04/15/2026	750	764
Graphic Packaging International LLC
4.125% due 08/15/2024	500	490
4.875% due 11/15/2022	500	504
Gray Television, Inc.
5.125% due 10/15/2024	1,000	969
Griffon Corp.
5.250% due 03/01/2022	2,250	2,233
Grinding Media, Inc.
7.375% due 12/15/2023	1,000	1,043
Gulfport Energy Corp.
6.000% due 10/15/2024	1,500	1,470
6.375% due 05/15/2025	1,500	1,481
6.625% due 05/01/2023	1,000	1,022
Hanesbrands, Inc.
4.625% due 05/15/2024	2,000	1,954
4.875% due 05/15/2026	1,500	1,442
HCA Healthcare, Inc.
6.250% due 02/15/2021	3,000	3,135
HCA, Inc.
4.750% due 05/01/2023	2,000	2,042
5.000% due 03/15/2024	2,500	2,569
5.250% due 04/15/2025	2,000	2,067
5.250% due 06/15/2026	1,500	1,547
5.375% due 02/01/2025	2,000	2,045
5.500% due 06/15/2047	1,500	1,524
5.875% due 05/01/2023	1,750	1,848
7.500% due 02/15/2022	2,000	2,195
HD Supply, Inc.
5.750% due 04/15/2024 Ø	1,500	1,581
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	1,250	1,229
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	970
5.125% due 05/01/2026	1,375	1,373
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	985
4.875% due 04/01/2027	750	741
HudBay Minerals, Inc.
7.250% due 01/15/2023	500	516
7.625% due 01/15/2025	500	519
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	500	490
7.625% due 06/15/2021	1,000	1,083
Huntsman International LLC
4.875% due 11/15/2020	500	511
5.125% due 11/15/2022	1,000	1,032
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)	2,000	1,945
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)	2,000	1,890
Indigo Natural Resources LLC
6.875% due 02/15/2026	1,000	973
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (h)	1,500	1,481
Informatica LLC
7.125% due 07/15/2023	1,000	1,029
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	925
8.000% due 02/15/2024	2,000	2,109
International Game Technology PLC
6.250% due 02/15/2022	2,000	2,080
6.250% due 01/15/2027	500	508
6.500% due 02/15/2025	1,500	1,564
IQVIA, Inc.
4.875% due 05/15/2023	2,000	2,020
5.000% due 10/15/2026	2,000	1,966

Jagged Peak Energy LLC
5.875% due 05/01/2026	1,500	1,496
Jaguar Holding Co.
6.375% due 08/01/2023	4,000	4,040
James Hardie International Finance DAC
4.750% due 01/15/2025	500	486
5.000% due 01/15/2028	500	474
Jeld-Wen, Inc.
4.625% due 12/15/2025	2,250	2,081
4.875% due 12/15/2027	1,750	1,599
KAR Auction Services, Inc.
5.125% due 06/01/2025	1,000	973
KFC Holding Co.
4.750% due 06/01/2027	750	723
5.000% due 06/01/2024	1,000	994
5.250% due 06/01/2026	2,000	2,001
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,500	1,551
12.500% due 11/01/2021	1,250	1,382
KLX, Inc.
5.875% due 12/01/2022	1,500	1,553
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,015
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	983
4.875% due 11/01/2026	1,000	984
Lennar Corp.
4.750% due 11/29/2027	1,250	1,208
5.000% due 06/15/2027	1,500	1,468
5.250% due 06/01/2026	1,250	1,245
5.375% due 10/01/2022	1,000	1,030
5.875% due 11/15/2024	750	784
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,264
5.250% due 03/15/2026	1,000	986
5.375% due 01/15/2024	1,000	1,004
5.375% due 05/01/2025	1,000	1,003
LHMC Finco SARL
7.875% due 12/20/2023	1,000	1,021
LifePoint Health, Inc.
5.375% due 05/01/2024	1,000	1,044
5.500% due 12/01/2021	1,000	1,019
5.875% due 12/01/2023	1,000	1,046
LIN Television Corp.
5.875% due 11/15/2022	750	765
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	1,000	985
LKQ Corp.
4.750% due 05/15/2023	1,000	1,007
Magnolia Oil & Gas Operating LLC
6.000% due 08/01/2026	1,250	1,250
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (h)	1,000	850
5.625% due 10/15/2023 (h)	1,000	890
5.750% due 08/01/2022	1,500	1,391
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026	1,000	1,029
Masonite International Corp.
5.625% due 03/15/2023	1,600	1,642
Matador Resources Co.
5.875% due 09/15/2026	1,250	1,269
Matterhorn Merger Sub LLC
8.500% due 06/01/2026	2,000	1,955
MDC Holdings, Inc.
6.000% due 01/15/2043	1,000	858
MDC Partners, Inc.
6.500% due 05/01/2024	1,000	895
Meredith Corp.
6.875% due 02/01/2026	750	771
MGM Resorts International
4.625% due 09/01/2026	1,000	937
5.750% due 06/15/2025	1,000	1,007
6.000% due 03/15/2023	2,000	2,075
6.625% due 12/15/2021	4,000	4,248
6.750% due 10/01/2020	1,000	1,054
7.750% due 03/15/2022	2,000	2,198
8.625% due 02/01/2019	1,000	1,020
MSCI, Inc.
5.250% due 11/15/2024	1,000	1,029
5.375% due 05/15/2027	500	511
5.750% due 08/15/2025	1,000	1,053
Murphy Oil Corp.
5.750% due 08/15/2025	500	509
6.875% due 08/15/2024	1,000	1,061
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,000	1,032

Nabors Industries, Inc.
5.750% due 02/01/2025	2,000	1,922
NCR Corp.
4.625% due 02/15/2021	1,500	1,489
5.000% due 07/15/2022	2,000	1,994
6.375% due 12/15/2023	500	511
Netflix, Inc.
4.375% due 11/15/2026 (h)	2,500	2,361
4.875% due 04/15/2028	1,500	1,412
5.875% due 02/15/2025	500	518
Newfield Exploration Co.
5.375% due 01/01/2026	3,000	3,124
5.625% due 07/01/2024	1,500	1,588
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	750	736
NextEra Energy Operating Partners LP
4.250% due 09/15/2024	500	492
4.500% due 09/15/2027	750	721
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025 (h)	1,000	985
Nielsen Finance LLC
5.000% due 04/15/2022	1,750	1,712
Noble Holding International Ltd.
6.200% due 08/01/2040	375	293
7.875% due 02/01/2026	1,000	1,041
Novelis Corp.
5.875% due 09/30/2026	2,500	2,447
6.250% due 08/15/2024	1,000	1,022
Nufarm Australia Ltd.
5.750% due 04/30/2026	1,250	1,186
NXP BV
4.125% due 06/15/2020	1,000	1,008
4.625% due 06/01/2023	1,000	1,018
Olin Corp.
5.000% due 02/01/2030	750	704
Open Text Corp.
5.875% due 06/01/2026	1,500	1,552
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	7,750	7,610
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	2,000	1,957
5.250% due 08/15/2022	2,000	2,027
5.500% due 02/15/2024	1,250	1,283
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	1,000	1,030
Party City Holdings, Inc.
6.125% due 08/15/2023	1,000	1,017
6.625% due 08/01/2026	500	508
PDC Energy, Inc.
5.750% due 05/15/2026	1,000	954
6.125% due 09/15/2024	1,000	989
Penn National Gaming, Inc.
5.625% due 01/15/2027	500	484
Performance Food Group, Inc.
5.500% due 06/01/2024	500	498
PetSmart, Inc.
5.875% due 06/01/2025	750	619
7.125% due 03/15/2023	1,250	905
PGT Escrow Issuer, Inc.
6.750% due 08/01/2026	1,000	1,040
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	2,000	1,935
5.875% due 09/30/2027	1,000	950
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	750	796
Pinnacle Foods Finance LLC
5.875% due 01/15/2024	1,000	1,055
Pisces Midco, Inc.
8.000% due 04/15/2026	3,000	3,030
Platform Specialty Products Corp.
5.875% due 12/01/2025	1,000	992
6.500% due 02/01/2022	2,000	2,052
Post Holdings, Inc.
5.000% due 08/15/2026	3,000	2,848
5.500% due 03/01/2025	1,000	996
5.625% due 01/15/2028	1,250	1,206
5.750% due 03/01/2027	2,000	1,972
8.000% due 07/15/2025	750	828
PQ Corp.
6.750% due 11/15/2022	750	782
Precision Drilling Corp.
7.750% due 12/15/2023	1,750	1,859
Prestige Brands, Inc.
5.375% due 12/15/2021	1,500	1,509
6.375% due 03/01/2024	1,000	1,016

Prime Security Services Borrower LLC
9.250% due 05/15/2023		3,000	3,216
Qorvo, Inc.
5.500% due 07/15/2026		1,250	1,272
Qualitytech LP
4.750% due 11/15/2025		1,500	1,444
Rackspace Hosting, Inc.
8.625% due 11/15/2024 (h)		1,250	1,220
Range Resources Corp.
4.875% due 05/15/2025		1,000	951
5.000% due 08/15/2022		750	746
5.000% due 03/15/2023		2,000	1,975
RBS Global, Inc.
4.875% due 12/15/2025		2,500	2,394
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		2,000	2,110
Revlon Consumer Products Corp.
6.250% due 08/01/2024		750	459
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		2,000	1,991
5.750% due 10/15/2020		1,454	1,459
6.875% due 02/15/2021		347	351
7.000% due 07/15/2024		1,000	1,019
Rite Aid Corp.
6.125% due 04/01/2023		2,000	1,802
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,000	1,000
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,250	1,291
6.000% due 01/15/2019		1,500	1,512
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	898
4.875% due 06/01/2022		2,000	1,930
5.850% due 01/15/2044		1,000	775
7.375% due 06/15/2025		1,000	1,003
Sabre GLBL, Inc.
5.250% due 11/15/2023		500	503
5.375% due 04/15/2023		1,500	1,511
Sally Holdings LLC
5.625% due 12/01/2025 (h)		1,000	958
Schaeffler Finance BV
4.750% due 05/15/2023		1,250	1,262
Scientific Games International, Inc.
5.000% due 10/15/2025		1,500	1,429
6.250% due 09/01/2020		1,250	1,250
10.000% due 12/01/2022		1,500	1,595
Scotts Miracle-Gro Co.
6.000% due 10/15/2023		1,375	1,420
Sealed Air Corp.
4.875% due 12/01/2022		500	507
5.125% due 12/01/2024		1,000	1,010
5.250% due 04/01/2023		1,500	1,534
5.500% due 09/15/2025		1,000	1,024
Sensata Technologies BV
4.875% due 10/15/2023		1,500	1,507
5.000% due 10/01/2025		1,000	1,004
5.625% due 11/01/2024		1,250	1,295
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,586
ServiceMaster Co. LLC
5.125% due 11/15/2024		1,750	1,732
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,098
7.875% due 05/15/2026		$1,500	1,414
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025		250	273
Simmons Foods, Inc.
5.750% due 11/01/2024		1,000	771
7.750% due 01/15/2024		625	650
Sinclair Television Group, Inc.
5.125% due 02/15/2027		1,000	925
5.625% due 08/01/2024		2,000	1,977
Sirius XM Radio, Inc.
5.000% due 08/01/2027		1,500	1,451
5.375% due 04/15/2025		3,000	3,019
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	581
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		1,000	1,013
Southwestern Energy Co.
4.100% due 03/15/2022		3,000	3,004
6.200% due 01/23/2025		1,000	996
7.500% due 04/01/2026		1,500	1,579
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,522
6.125% due 12/15/2024		1,000	1,025
6.625% due 11/15/2022		1,000	1,027

SPX FLOW, Inc.
5.625% due 08/15/2024	2,000	2,020
5.875% due 08/15/2026	2,000	2,020
Standard Industries, Inc.
4.750% due 01/15/2028	1,000	927
5.000% due 02/15/2027	1,000	944
5.375% due 11/15/2024	4,000	4,010
6.000% due 10/15/2025	2,000	2,052
Starfruit Finco BV
8.000% due 10/01/2026 (a)	1,000	1,015
Stars Group Holdings BV
7.000% due 07/15/2026	875	905
Station Casinos LLC
5.000% due 10/01/2025	1,000	960
Steel Dynamics, Inc.
5.000% due 12/15/2026	1,000	998
5.125% due 10/01/2021	1,000	1,012
5.500% due 10/01/2024	500	513
Suburban Propane Partners LP
5.750% due 03/01/2025	1,000	975
Sunoco LP
4.875% due 01/15/2023	750	744
5.500% due 02/15/2026	500	484
5.875% due 03/15/2028	500	481
T-Mobile USA, Inc.
4.500% due 02/01/2026	1,000	955
4.750% due 02/01/2028	1,000	943
5.125% due 04/15/2025	1,000	1,010
6.375% due 03/01/2025	2,000	2,089
6.500% due 01/15/2026	2,000	2,100
Team Health Holdings, Inc.
6.375% due 02/01/2025 (h)	2,750	2,392
Teck Resources Ltd.
4.500% due 01/15/2021	2,000	2,027
6.125% due 10/01/2035	2,000	2,115
6.250% due 07/15/2041	1,000	1,055
8.500% due 06/01/2024	500	548
TEGNA, Inc.
4.875% due 09/15/2021	500	502
5.500% due 09/15/2024	1,000	1,015
Teine Energy Ltd.
6.875% due 09/30/2022	1,000	1,013
Teleflex, Inc.
4.875% due 06/01/2026	750	746
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028	1,400	1,323
Tempur Sealy International, Inc.
5.500% due 06/15/2026	2,250	2,163
5.625% due 10/15/2023	750	752
Tenet Healthcare Corp.
4.500% due 04/01/2021	1,000	1,000
4.625% due 07/15/2024	1,000	975
5.125% due 05/01/2025	2,000	1,975
6.000% due 10/01/2020	1,000	1,034
6.750% due 06/15/2023 (h)	1,500	1,500
7.500% due 01/01/2022	450	471
8.125% due 04/01/2022	1,000	1,058
Tennant Co.
5.625% due 05/01/2025	1,000	1,017
Terex Corp.
5.625% due 02/01/2025	1,000	995
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	500	470
3.150% due 10/01/2026	1,500	1,250
TopBuild Corp.
5.625% due 05/01/2026	1,500	1,470
TransDigm, Inc.
6.000% due 07/15/2022	500	509
6.375% due 06/15/2026	2,000	2,025
6.500% due 07/15/2024	1,500	1,540
Transocean Guardian Ltd.
5.875% due 01/15/2024	1,250	1,266
Transocean Pontus Ltd.
6.125% due 08/01/2025	1,000	1,019
Transocean, Inc.
6.800% due 03/15/2038 (h)	2,000	1,740
7.500% due 01/15/2026	1,250	1,294
7.500% due 04/15/2031	2,500	2,394
9.000% due 07/15/2023	3,500	3,815
TreeHouse Foods, Inc.
4.875% due 03/15/2022	1,000	1,005
6.000% due 02/15/2024 (h)	1,000	1,036
Tribune Media Co.
5.875% due 07/15/2022	1,500	1,539

Trinseo Materials Operating S.C.A.
5.375% due 09/01/2025	2,000	1,933
Triumph Group, Inc.
4.875% due 04/01/2021	1,500	1,455
7.750% due 08/15/2025	625	609
U.S. Concrete, Inc.
6.375% due 06/01/2024	2,000	2,033
U.S. Foods, Inc.
5.875% due 06/15/2024	1,250	1,262
United Rentals North America, Inc.
4.625% due 07/15/2023	1,000	1,011
4.625% due 10/15/2025	1,000	973
4.875% due 01/15/2028	1,000	940
5.500% due 07/15/2025	1,500	1,536
5.500% due 05/15/2027	1,500	1,487
5.875% due 09/15/2026	500	515
Unitymedia GmbH
6.125% due 01/15/2025	1,000	1,055
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025	3,000	3,061
Univar USA, Inc.
6.750% due 07/15/2023	1,000	1,037
Univision Communications, Inc.
5.125% due 05/15/2023	1,500	1,440
5.125% due 02/15/2025	4,000	3,750
6.750% due 09/15/2022	438	449
UPC Holding BV
5.500% due 01/15/2028	2,000	1,903
UPCB Finance Ltd.
5.375% due 01/15/2025	1,000	1,001
USA Compression Partners LP
6.875% due 04/01/2026	1,250	1,295
USG Corp.
4.875% due 06/01/2027	1,500	1,520
5.500% due 03/01/2025	1,250	1,280
Valvoline, Inc.
5.500% due 07/15/2024	500	503
VeriSign, Inc.
4.625% due 05/01/2023	1,000	1,020
5.250% due 04/01/2025	1,000	1,022
Versum Materials, Inc.
5.500% due 09/30/2024	1,000	1,025
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,425
Videotron Ltd.
5.125% due 04/15/2027	750	738
5.375% due 06/15/2024	1,000	1,031
Viking Cruises Ltd.
5.875% due 09/15/2027	1,250	1,223
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	993
6.000% due 10/15/2024	1,500	1,507
6.375% due 04/15/2023	1,000	1,029
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	1,000	982
VOC Escrow Ltd.
5.000% due 02/15/2028	1,000	966
Wabash National Corp.
5.500% due 10/01/2025	2,000	1,915
Welbilt, Inc.
9.500% due 02/15/2024	1,000	1,097
WellCare Health Plans, Inc.
5.250% due 04/01/2025	1,250	1,273
5.375% due 08/15/2026	1,000	1,020
WESCO Distribution, Inc.
5.375% due 06/15/2024	1,000	994
West Street Merger Sub, Inc.
6.375% due 09/01/2025	3,000	2,857
Whiting Petroleum Corp.
5.750% due 03/15/2021	1,000	1,027
6.625% due 01/15/2026	500	522
WildHorse Resource Development Corp.
6.875% due 02/01/2025	1,000	1,037
Wind Tre SpA
5.000% due 01/20/2026	4,000	3,499
WMG Acquisition Corp.
5.000% due 08/01/2023	1,000	1,003
5.500% due 04/15/2026	1,000	995
WPX Energy, Inc.
5.750% due 06/01/2026	500	508
6.000% due 01/15/2022	500	521
8.250% due 08/01/2023	1,000	1,140
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,029
5.625% due 10/01/2024	1,000	1,056

Wynn Las Vegas LLC
5.250% due 05/15/2027	2,000	1,860
5.500% due 03/01/2025	1,000	969
Wynn Macau Ltd.
5.500% due 10/01/2027	1,000	939
XPO Logistics, Inc.
6.500% due 06/15/2022	1,125	1,166
Zayo Group LLC
5.750% due 01/15/2027	2,000	2,009
6.375% due 05/15/2025	1,000	1,043
Ziggo BV
5.500% due 01/15/2027	3,000	2,822

		745,134

UTILITIES 8.6%
AmeriGas Partners LP
5.500% due 05/20/2025	1,000	988
5.750% due 05/20/2027	500	493
Antero Midstream Partners LP
5.375% due 09/15/2024	500	506
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	2,062
6.625% due 07/15/2026	625	640
Calpine Corp.
5.250% due 06/01/2026	750	698
5.375% due 01/15/2023	3,000	2,831
5.750% due 01/15/2025	2,500	2,222
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	2,045
6.450% due 06/15/2021	1,000	1,041
Clearway Energy Operating LLC
5.000% due 09/15/2026	1,000	963
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,049
5.875% due 07/01/2025	1,000	1,013
CrownRock LP
5.625% due 10/15/2025	2,500	2,453
Embarq Corp.
7.995% due 06/01/2036	1,000	1,003
Frontier Communications Corp.
6.875% due 01/15/2025 (h)	1,500	919
7.125% due 03/15/2019	1,000	1,011
8.500% due 04/01/2026	500	474
10.500% due 09/15/2022	1,500	1,338
11.000% due 09/15/2025	1,000	785
Genesis Energy LP
5.625% due 06/15/2024	1,000	950
6.000% due 05/15/2023	1,250	1,239
6.500% due 10/01/2025	1,000	981
6.750% due 08/01/2022	1,500	1,537
Jonah Energy LLC
7.250% due 10/15/2025 (h)	1,250	963
NGL Energy Partners LP
6.125% due 03/01/2025	750	707
7.500% due 11/01/2023	500	505
NGPL PipeCo LLC
4.375% due 08/15/2022	625	633
4.875% due 08/15/2027	1,250	1,248
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,310
NRG Energy, Inc.
6.250% due 07/15/2022	1,249	1,292
6.250% due 05/01/2024	1,000	1,045
6.625% due 01/15/2027	1,500	1,582
NSG Holdings LLC
7.750% due 12/15/2025	1,257	1,384
Parsley Energy LLC
5.250% due 08/15/2025	1,000	1,000
5.375% due 01/15/2025	1,000	1,008
5.625% due 10/15/2027	1,500	1,507
6.250% due 06/01/2024	1,000	1,045
Sprint Capital Corp.
8.750% due 03/15/2032	2,500	2,818
Sprint Communications, Inc.
6.000% due 11/15/2022	1,500	1,534
7.000% due 03/01/2020	1,000	1,040
7.000% due 08/15/2020	2,000	2,099
9.000% due 11/15/2018	556	560
Sprint Corp.
7.125% due 06/15/2024	1,750	1,822
7.250% due 09/15/2021	3,000	3,176
7.625% due 02/15/2025	2,000	2,126
7.625% due 03/01/2026	1,000	1,061
7.875% due 09/15/2023	4,000	4,319

Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	775
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	2,047
5.500% due 01/15/2028	500	506
Targa Resources Partners LP
4.125% due 11/15/2019	750	751
4.250% due 11/15/2023	1,000	981
5.000% due 01/15/2028	1,000	977
5.250% due 05/01/2023	2,000	2,032
5.875% due 04/15/2026	1,000	1,036
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	985
Telecom Italia SpA
5.303% due 05/30/2024	3,000	2,925
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	980
5.000% due 01/31/2028	1,000	934
6.625% due 06/15/2025 Ø	500	532
Vistra Energy Corp.
7.375% due 11/01/2022	2,000	2,083
7.625% due 11/01/2024	2,000	2,162
Vistra Operations Co. LLC
5.500% due 09/01/2026	1,500	1,519

		86,250

Total Corporate Bonds & Notes (Cost $911,876)		912,894

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust
3.896% due 11/25/2036 ^~	404	366
Countrywide Alternative Loan Trust
2.395% due 05/20/2046 ^•	75	62
Countrywide Home Loan Mortgage Pass-Through Trust
2.856% due 03/25/2035 •	37	34
3.346% due 05/20/2036 ^~	201	189
GSR Mortgage Loan Trust
4.433% due 04/25/2035 ~	5	5
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	343	316
WaMu Mortgage Pass-Through Certificates Trust
3.113% due 12/25/2036 ^~	271	259
Washington Mutual Mortgage Pass-Through Certificates Trust
2.815% due 05/25/2046 •	25	23

Total Non-Agency Mortgage-Backed Securities (Cost $825)		1,254

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust
2.286% due 01/25/2037 ^•	81	38

Total Asset-Backed Securities (Cost $57)		38

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		667

U.S. TREASURY BILLS 0.0%
2.050% due 11/08/2018 (c)(d)	266	265

Total Short-Term Instruments (Cost $932)		932

Total Investments in Securities (Cost $914,434)		915,869

	SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short Asset Portfolio	1,011,922	10,138
PIMCO Short-Term Floating NAV Portfolio III	8,581,479	84,845

Total Short-Term Instruments (Cost $94,936)		94,983

Total Investments in Affiliates (Cost $94,936)		94,983

Total Investments 100.9% (Cost $1,009,370)		$1,010,852
Financial Derivative Instruments (i)(j) 0.1% (Cost or Premiums, net $2,287)		656
Other Assets and Liabilities, net (1.0)%		(9,864)

Net Assets 100.0%		$1,001,644

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

∎

All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$667	U.S. Treasury Bonds 3.625% due 02/15/2044	$(681)	$667	$667

Total Repurchase Agreements						$(681)	$667	$667

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.000)%	09/06/2018	TBD	(3)	$(2,197)	$(2,196)
	(0.375)	06/28/2018	TBD	(3)	(775)	(774)
	0.250	08/28/2018	10/01/2018		(710)	(710)
	0.500	10/01/2018	TBD	(3)	(715)	(715)
	1.200	09/27/2018	TBD	(3)	(859)	(859)
	1.250	09/27/2018	TBD	(3)	(1,357)	(1,357)
	1.450	09/27/2018	TBD	(3)	(1,338)	(1,338)
	1.700	09/27/2018	TBD	(3)	(1,348)	(1,348)
	1.800	09/27/2018	TBD	(3)	(433)	(433)
	2.000	09/27/2018	TBD	(3)	(878)	(878)
	2.100	09/27/2018	TBD	(3)	(1,173)	(1,173)
BRC	(0.875)	08/28/2018	TBD	(3)	(2,238)	(2,236)
	0.000	09/19/2018	TBD	(3)	(1,393)	(1,393)
	0.750	09/27/2018	TBD	(3)	(942)	(942)
	1.500	09/27/2018	TBD	(3)	(961)	(961)
	2.100	09/27/2018	TBD	(3)	(809)	(809)
RDR	1.400	09/28/2018	TBD	(3)	(962)	(962)
	1.650	09/28/2018	10/02/2018		(978)	(978)

Total Reverse Repurchase Agreements						$(20,062)

(h)	Securities with an aggregate market value of $22,408 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(15,619) at a weighted average interest rate of 0.450%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$119.000	10/26/2018	95	$95	$(29)	$(50)
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	118.500	10/26/2018	55	55	(13)	(16)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	120.000	10/26/2018	100	100	(24)	(8)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	121.500	10/26/2018	50	50	(16)	(1)

Total Written Options					$(82)	$(75)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin (4)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$7,500	$523	$89	$612	$4	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	30,000	1,969	408	2,377	13	0

Total Swap Agreements					$2,492	$497	$2,989	$17	$0

Cash of $2,575 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(j)	Financial Derivative Instruments: over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	10/2018	EUR	1,699	$	1,978	$5	$0

Total Forward Foreign Currency Contracts						$5	$0

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920%	11/13/2018	$300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.230	11/13/2018	300	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	10/09/2018	9,500	(34)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/09/2018	9,500	(25)	(10)

Total Written Options							$(61)	$(11)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR less a specified spread	Maturity	12/20/2018	$5,000	$(5)	$89	$84	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR less a specified spread	Maturity	03/20/2019	10,000	(15)	258	243	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	5,000	(26)	138	112	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR less a specified spread	Maturity	12/20/2018	10,000	(16)	296	280	0

Total Swap Agreements								$(62)	$781	$719	$0

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$751	$0	$751
Corporate Bonds & Notes
Banking & Finance	0	81,510	0	81,510
Industrials	0	745,134	0	745,134
Utilities	0	86,250	0	86,250
Non-Agency Mortgage-Backed Securities	0	1,254	0	1,254
Asset-Backed Securities	0	38	0	38
Short-Term Instruments
Repurchase Agreements	0	667	0	667
U.S. Treasury Bills	0	265	0	265
	$0	$915,869	$0	$915,869

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94,983	$0	$0	$94,983

Total Investments	$94,983	$915,869	$0	$1,010,852

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	17	0	17
Over the counter	0	724	0	724
	$0	$741	$0	$741

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(75)	0	(75)
Over the counter	0	(11)	0	(11)
	$0	$(86)	$0	$(86)

Total Financial Derivative Instruments	$0	$655	$0	$655

Totals	$94,983	$916,524	$0	$1,011,507

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Income Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
AkzoNobel Finance Co. LLC
TBD% due 09/20/2025	EUR	100	$117
AkzoNobel U.S. LLC
TBD% due 09/20/2025		$100	100
Altice France S.A.
6.158% due 08/14/2026		100	99
Avantor, Inc.
6.242% due 11/21/2024		50	50
Avolon Holdings Ltd.
4.165% due 01/15/2025		179	180
Axalta Coating Systems U.S. Holdings, Inc.
4.136% due 06/01/2024		10	10
Beacon Roofing Supply, Inc.
4.383% due 01/02/2025		20	20
BMC Software Finance, Inc.
5.492% due 09/10/2022		99	100
BWAY Holding Co.
5.581% due 04/03/2024		20	20
Caesars Resort Collection LLC
4.992% due 12/22/2024		199	200
Community Health Systems, Inc.
5.563% due 01/27/2021		359	354
Concordia International Corp.
TBD% due 09/06/2024		100	98
Core & Main LP
5.313% - 5.321% due 08/01/2024		10	10
Cortes NP Acquisition Corp.
6.313% due 11/30/2023		75	76
Diamond Resorts International
5.968% - 5.992% due 09/02/2023		98	96
Drillship Kithira Owners, Inc.
8.000% due 09/20/2024 «		149	157
Dubai World
1.750% - 2.000% due 09/30/2022		500	471
Energizer Holdings. Inc.
TBD% due 05/18/2019 ∎		100	100
Envision Healthcare Corp.
TBD% due 09/26/2025		200	199
Financial & Risk U.S. Holdings, Inc.
TBD% due 09/17/2025		400	400
Hilton Worldwide Finance LLC
3.966% due 10/25/2023		1,210	1,216
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(b)		770	576
TBD% due 07/30/2019 ^(b)		70	52
KFC Holding Co.
3.915% due 04/03/2025		1,568	1,571
Las Vegas Sands LLC
3.992% due 03/27/2025		1,142	1,142
McDermott Technology Americas, Inc.
7.242% due 05/12/2025		14	14
MH Sub LLC
5.915% due 09/13/2024		40	40
Multi Color Corp.
4.492% due 10/31/2024		7	7
Neiman Marcus Group Ltd.
5.370% due 10/25/2020		175	163
PetSmart, Inc.
5.120% due 03/11/2022		50	44
Ply Gem Industries, Inc.
6.087% due 04/12/2025		100	101
Post Holdings, Inc.
4.212% - 4.220% due 05/24/2024		20	20
RPI Finance Trust
4.386% due 03/27/2023		33	33
Sequa Mezzanine Holdings LLC
7.186% due 11/28/2021		199	196
11.200% due 04/28/2022 «		40	40
Sprint Communications, Inc.
4.750% due 02/02/2024		99	99
SS&C Technologies, Inc.
4.492% due 04/16/2025		363	364

TEX Operations Co. LLC
4.242% due 08/04/2023		40	40
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	100	117
Univision Communications, Inc.
4.992% due 03/15/2024		$100	97
Valeant Pharmaceuticals International, Inc.
5.104% due 06/02/2025		5	5
West Corp.
6.242% due 10/10/2024		26	26

Total Loan Participations and Assignments (Cost $8,777)			8,820

CORPORATE BONDS & NOTES 38.7%
BANKING & FINANCE 20.0%
Aircastle Ltd.
5.500% due 02/15/2022		1,290	1,342
7.625% due 04/15/2020		1,400	1,482
Ally Financial, Inc.
3.250% due 11/05/2018		2	2
8.000% due 03/15/2020		200	213
8.000% due 11/01/2031		3	3
Ambac LSNI LLC
7.396% due 02/12/2023 •		190	193
American International Group, Inc.
5.750% due 04/01/2048 •		50	49
American Tower Corp.
3.000% due 06/15/2023		50	48
5.900% due 11/01/2021		1,110	1,181
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	200	254
Assurant, Inc.
4.200% due 09/27/2023		$22	22
Athene Holding Ltd.
4.125% due 01/12/2028		22	21
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		1,300	1,315
5.500% due 01/15/2023		70	71
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		8	8
4.350% due 04/20/2028		52	50
5.000% due 04/20/2048		30	28
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)	EUR	100	121
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$1,042	1,034
Barclays Bank PLC
7.625% due 11/21/2022 (h)		800	869
Barclays PLC
3.250% due 01/17/2033	GBP	100	118
3.695% (US0003M + 1.380%) due 05/16/2024 ~		$200	199
4.338% due 05/16/2024 •		200	198
4.375% due 01/12/2026		1,000	972
6.500% due 09/15/2019 •(g)(h)	EUR	500	599
7.250% due 03/15/2023 •(g)(h)	GBP	400	540
7.750% due 09/15/2023 •(g)(h)		$400	402
7.875% due 09/15/2022 •(g)(h)	GBP	300	415
8.000% due 12/15/2020 •(g)(h)	EUR	400	513
BGC Partners, Inc.
5.375% due 07/24/2023		$2,200	2,202
Boston Properties LP
3.200% due 01/15/2025		31	30
Brighthouse Financial, Inc.
3.700% due 06/22/2027		34	30
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~		64	64
Brookfield Finance, Inc.
3.900% due 01/25/2028		36	34
4.700% due 09/20/2047		80	77
CIT Group, Inc.
4.125% due 03/09/2021		24	24
5.250% due 03/07/2025		22	23
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	200	245
6.625% due 06/29/2021 •(g)(h)		1,600	2,067
Credit Suisse Group AG
7.500% due 07/17/2023 •(g)(h)		$200	206
Crown Castle International Corp.
3.200% due 09/01/2024		28	27
3.650% due 09/01/2027		120	113
4.000% due 03/01/2027		16	16
CTR Partnership LP
5.250% due 06/01/2025		28	27

Deutsche Bank AG
0.181% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	230
2.700% due 07/13/2020		$74	73
3.307% (US0003M + 0.970%) due 07/13/2020 ~		77	77
4.250% due 10/14/2021		1,270	1,265
Digital Realty Trust LP
3.700% due 08/15/2027		5	5
Discover Financial Services
4.100% due 02/09/2027		1,350	1,292
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	11	12
EPR Properties
4.950% due 04/15/2028		$10	10
Equinix, Inc.
2.875% due 03/15/2024	EUR	100	118
2.875% due 02/01/2026		100	115
ERP Operating LP
3.250% due 08/01/2027		$11	10
3.500% due 03/01/2028		18	17
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		23	23
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		120	119
6.750% due 03/15/2022		182	187
Freedom Mortgage Corp.
8.250% due 04/15/2025		25	24
General Motors Financial Co., Inc.
3.550% due 04/09/2021		22	22
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		66	62
Howard Hughes Corp.
5.375% due 03/15/2025		63	63
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		200	200
2.984% (US0003M + 0.650%) due 09/11/2021 ~		1,600	1,602
3.600% due 05/25/2023		430	426
3.714% (US0003M + 1.380%) due 09/12/2026 ~		200	200
4.292% due 09/12/2026 •		200	198
5.875% due 09/28/2026 •(g)(h)	GBP	200	263
6.500% due 03/23/2028 •(g)(h)		$200	193
Hudson Pacific Properties LP
3.950% due 11/01/2027		13	12
Hunt Cos., Inc.
6.250% due 02/15/2026		10	9
ING Groep NV
4.100% due 10/02/2023 (a)		200	200
International Lease Finance Corp.
6.250% due 05/15/2019		1,375	1,402
iStar, Inc.
4.625% due 09/15/2020		5	5
5.250% due 09/15/2022		19	19
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		620	622
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		28	28
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	293
Life Storage LP
3.875% due 12/15/2027		10	9
Lifestorage LP
3.500% due 07/01/2026		900	836
Lloyds Bank PLC
3.300% due 05/07/2021		200	199
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	199
7.625% due 06/27/2023 •(g)(h)	GBP	400	565
7.875% due 06/27/2029 •(g)(h)		750	1,116
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$2,700	2,735
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	202
MetLife, Inc.
5.875% due 03/15/2028 •(g)		6	6
National Australia Bank Ltd.
1.375% due 07/12/2019		300	297
Nationwide Building Society
3.766% due 03/08/2024 •		200	195
4.302% due 03/08/2029 •		200	192
4.363% due 08/01/2024 •		1,290	1,284
10.250% ~(g)	GBP	0	49
Navient Corp.
5.000% due 10/26/2020		$4	4
5.500% due 01/15/2019		739	744
5.875% due 03/25/2021		1,100	1,130
6.500% due 06/15/2022		150	156

Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		600	599
Nykredit Realkredit A/S
2.500% due 10/01/2047	DKK	2,499	406
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		$16	16
Physicians Realty LP
3.950% due 01/15/2028		24	22
Provident Funding Associates LP
6.375% due 06/15/2025		9	9
QNB Finance Ltd.
3.788% (US0003M + 1.450%) due 08/11/2021 ~		1,400	1,396
3.903% (US0003M + 1.570%) due 07/18/2021 ~		200	202
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •		200	194
3.784% (US0003M + 1.470%) due 05/15/2023 ~		200	202
5.076% due 01/27/2030 •		200	201
7.500% due 08/10/2020 •(g)(h)		200	205
8.000% due 08/10/2025 •(g)(h)		1,600	1,699
Santander Holdings USA, Inc.
3.400% due 01/18/2023		24	23
3.700% due 03/28/2022		17	17
4.400% due 07/13/2027		21	20
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(g)(h)	GBP	1,950	2,676
Santander UK PLC
3.400% due 06/01/2021		$200	199
SBA Tower Trust
2.877% due 07/10/2046		900	886
SL Green Operating Partnership LP
3.250% due 10/15/2022		8	8
Societe Generale S.A.
7.375% due 12/31/2099 (a)(h)		300	299
Springleaf Finance Corp.
5.625% due 03/15/2023		500	499
6.125% due 05/15/2022		234	242
6.875% due 03/15/2025		29	29
8.250% due 12/15/2020		1,700	1,855
Starwood Property Trust, Inc.
4.750% due 03/15/2025		30	29
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	100	135
STORE Capital Corp.
4.500% due 03/15/2028		$16	16
UBS Group Funding Switzerland AG
5.750% due 02/19/2022 •(g)(h)	EUR	1,650	2,126
UDR, Inc.
3.500% due 01/15/2028		$11	10
4.625% due 01/10/2022		3	3
VEREIT Operating Partnership LP
3.950% due 08/15/2027		20	19
VICI Properties LLC
8.000% due 10/15/2023		474	526
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	1,300	1,513
Vornado Realty LP
3.500% due 01/15/2025		$14	13
Wells Fargo & Co.
3.452% (US0003M + 1.110%) due 01/24/2023 ~		1,500	1,519
Welltower, Inc.
3.950% due 09/01/2023		20	20
4.250% due 04/15/2028		22	22
WeWork Cos., Inc.
7.875% due 05/01/2025		30	29

			54,645

INDUSTRIALS 13.5%
AbbVie, Inc.
3.375% due 11/14/2021		100	100
3.750% due 11/14/2023		100	100
4.250% due 11/14/2028		76	75
Air Canada Pass-Through Trust
3.600% due 09/15/2028		648	629
3.700% due 07/15/2027		10	10
Altice Financing S.A.
5.250% due 02/15/2023	EUR	200	242
Altice France S.A.
6.250% due 05/15/2024		$200	198
7.375% due 05/01/2026		1,700	1,708
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	300	348
American Airlines Pass-Through Trust
3.350% due 04/15/2031		$20	19
4.000% due 01/15/2027		750	749

Andeavor Logistics LP
3.500% due 12/01/2022	4	4
4.250% due 12/01/2027	8	8
Anthem, Inc.
4.101% due 03/01/2028	12	12
Aptiv PLC
3.150% due 11/19/2020	696	691
Arrow Electronics, Inc.
3.250% due 09/08/2024	18	17
Bacardi Ltd.
4.450% due 05/15/2025	100	100
4.700% due 05/15/2028	100	99
Banff Merger Sub, Inc.
9.750% due 09/01/2026	15	15
Bao-trans Enterprises Ltd.
3.750% due 12/12/2018	650	650
Bausch Health Cos., Inc.
5.500% due 11/01/2025	10	10
6.500% due 03/15/2022	119	124
7.000% due 03/15/2024	56	59
Bayer U.S. Finance LLC
2.750% due 07/15/2021	4	4
3.003% (US0003M + 0.630%) due 06/25/2021 ~	200	201
BC Unlimited Liability Co.
4.250% due 05/15/2024	95	90
BMC Software Finance, Inc.
8.125% due 07/15/2021	302	309
British Airways Pass-Through Trust
4.625% due 12/20/2025	239	244
Broadcom Corp.
3.000% due 01/15/2022	158	154
3.625% due 01/15/2024	16	16
3.875% due 01/15/2027	59	56
Caesars Resort Collection LLC
5.250% due 10/15/2025	4	4
Campbell Soup Co.
2.834% (US0003M + 0.500%) due 03/16/2020 ~	50	50
2.964% (US0003M + 0.630%) due 03/15/2021 ~	40	40
3.950% due 03/15/2025	34	33
Centene Corp.
5.375% due 06/01/2026	9	9
Charles River Laboratories International, Inc.
5.500% due 04/01/2026	16	16
Charter Communications Operating LLC
3.579% due 07/23/2020	1,300	1,301
3.986% (US0003M + 1.650%) due 02/01/2024 ~	272	277
4.200% due 03/15/2028	54	52
4.500% due 02/01/2024	34	34
Cheniere Energy Partners LP
5.250% due 10/01/2025	13	13
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	10	10
7.625% due 03/15/2020	50	50
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	14	14
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	1,300	1,585
Community Health Systems, Inc.
5.125% due 08/01/2021	457	447
6.250% due 03/31/2023	612	584
8.625% due 01/15/2024	195	203
CVS Health Corp.
2.750% due 12/01/2022	4	4
3.700% due 03/09/2023	84	84
4.300% due 03/25/2028	130	129
CVS Pass-Through Trust
5.789% due 01/10/2026	279	291
DAE Funding LLC
4.000% due 08/01/2020	20	20
4.500% due 08/01/2022	30	29
5.000% due 08/01/2024	68	67
Diamond Resorts International, Inc.
7.750% due 09/01/2023	236	243
Discovery Communications LLC
2.950% due 03/20/2023	14	13
3.950% due 03/20/2028	18	17
DISH DBS Corp.
7.875% due 09/01/2019	592	614
EMC Corp.
2.650% due 06/01/2020	1,350	1,326
Energy Transfer Partners LP
4.200% due 09/15/2023	28	28
4.950% due 06/15/2028	40	41
5.000% due 10/01/2022	1,050	1,088
6.000% due 06/15/2048	8	9

Envision Healthcare Corp.
5.125% due 07/01/2022		320	329
5.625% due 07/15/2022		62	64
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~		37	37
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~		34	34
3.600% due 08/15/2021		12	12
Exela Intermediate LLC
10.000% due 07/15/2023		43	46
Financial & Risk U.S. Holdings, Inc.
4.500% due 05/15/2026 (a)	EUR	100	116
6.250% due 05/15/2026 (a)		$80	80
General Electric Co.
5.000% due 01/21/2021 •(g)		357	348
General Mills, Inc.
2.879% (US0003M + 0.540%) due 04/16/2021 ~		51	51
3.200% due 04/16/2021		9	9
GLP Capital LP
5.250% due 06/01/2025		30	31
5.300% due 01/15/2029		72	72
Halfmoon Parent, Inc.
2.684% (US0003M + 0.350%) due 03/17/2020 ~		1,300	1,301
HCA, Inc.
5.875% due 03/15/2022		1,230	1,307
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		57	57
Hyundai Capital America
3.137% due 09/18/2020 •		72	72
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)		619	469
9.000% due 03/01/2021 ^(b)		1,850	1,387
9.000% due 09/15/2022 ^(b)		60	46
10.625% due 03/15/2023 ^(b)		11	8
11.250% due 03/01/2021 ^(b)		188	139
IHS Markit Ltd.
4.000% due 03/01/2026		2	2
Imperial Brands Finance PLC
3.750% due 07/21/2022		1,300	1,295
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		60	60
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		180	166
7.500% due 04/01/2021		140	142
8.000% due 02/15/2024		11	12
8.500% due 10/15/2024		119	120
9.750% due 07/15/2025		42	45
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		164	160
Keurig Dr Pepper, Inc.
3.200% due 11/15/2021		706	696
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		8	8
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		40	41
Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	12	18
Molson Coors Brewing Co.
2.100% due 07/15/2021		$1,000	962
MPLX LP
3.375% due 03/15/2023		7	7
NetApp, Inc.
3.300% due 09/29/2024		22	21
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021		1,350	1,369
Nokia Oyj
4.375% due 06/12/2027		14	14
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		405	398
ONEOK Partners LP
3.375% due 10/01/2022		11	11
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		36	35
4.500% due 03/15/2023		63	62
5.250% due 08/15/2022		60	61
5.500% due 02/15/2024		31	32
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		930	918
Pernod Ricard S.A.
4.450% due 01/15/2022		1,440	1,470
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		385	85
5.500% due 04/12/2037 ^(b)		382	86
6.000% due 05/16/2024 ^(b)		141	32
6.000% due 11/15/2026 ^(b)		63	14
9.750% due 05/17/2035 ^(b)		100	24

Petroleos Mexicanos
6.500% due 03/13/2027		60	61
6.750% due 09/21/2047		10	10
PetSmart, Inc.
5.875% due 06/01/2025		38	31
QUALCOMM, Inc.
2.900% due 05/20/2024		15	14
Radiate Holdco LLC
6.875% due 02/15/2023		30	29
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~		1,100	1,100
Sands China Ltd.
5.125% due 08/08/2025		200	200
5.400% due 08/08/2028		200	199
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		15	16
Sky PLC
3.125% due 11/26/2022		2	2
Southern Co.
2.350% due 07/01/2021		1,200	1,164
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	401	531
Sprint Spectrum Co. LLC
5.152% due 09/20/2029		$400	403
Sunoco LP
4.875% due 01/15/2023		26	26
Syngenta Finance NV
3.698% due 04/24/2020		200	200
T-Mobile USA, Inc.
4.750% due 02/01/2028		8	8
Tech Data Corp.
3.700% due 02/15/2022		10	10
4.950% due 02/15/2027		12	12
Tenet Healthcare Corp.
4.625% due 07/15/2024		86	84
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	1,100	1,122
3.650% due 11/10/2021		$8	8
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		8	8
3.250% due 04/15/2022	EUR	100	121
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~		$110	110
Triumph Group, Inc.
4.875% due 04/01/2021		24	23
5.250% due 06/01/2022		12	11
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~		30	30
3.350% due 08/16/2021		6	6
3.650% due 08/16/2023		140	139
3.950% due 08/16/2025		22	22
4.125% due 11/16/2028		74	74
4.450% due 11/16/2038		12	12
4.625% due 11/16/2048		22	22
Univision Communications, Inc.
5.125% due 05/15/2023		232	223
5.125% due 02/15/2025		436	409
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	100	116
VMware, Inc.
2.300% due 08/21/2020		$30	29
2.950% due 08/21/2022		30	29
3.900% due 08/21/2027		20	19
VOC Escrow Ltd.
5.000% due 02/15/2028		22	21
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~		43	43
Western Digital Corp.
4.750% due 02/15/2026		110	107
Wyndham Destinations, Inc.
4.150% due 04/01/2024		11	11
4.500% due 04/01/2027		12	11
Yara International ASA
4.750% due 06/01/2028		46	46

			37,019

UTILITIES 5.2%
AT&T, Inc.
3.289% (US0003M + 0.950%) due 07/15/2021 ~		203	205
3.514% (US0003M + 1.180%) due 06/12/2024 ~		100	101
4.900% due 08/15/2037		134	128
5.000% due 03/01/2021		3	3
5.450% due 03/01/2047		20	20

CenturyLink, Inc.
5.625% due 04/01/2020		1,200	1,226
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		600	594
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		550	546
Enable Midstream Partners LP
4.950% due 05/15/2028		25	25
FirstEnergy Corp.
2.850% due 07/15/2022		1,400	1,354
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		800	805
6.510% due 03/07/2022		500	528
9.250% due 04/23/2019		2,400	2,466
ITC Holdings Corp.
2.700% due 11/15/2022		14	13
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		5	5
ONEOK, Inc.
4.250% due 02/01/2022		1,200	1,216
4.550% due 07/15/2028		34	34
5.200% due 07/15/2048		20	20
Petrobras Global Finance BV
5.999% due 01/27/2028		644	595
6.125% due 01/17/2022		394	408
6.250% due 12/14/2026	GBP	700	924
7.375% due 01/17/2027		$330	335
8.750% due 05/23/2026		100	110
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		2	2
Sprint Capital Corp.
6.900% due 05/01/2019		1	1
Sprint Communications, Inc.
9.000% due 11/15/2018		1,000	1,007
Sprint Corp.
7.250% due 09/15/2021		1,130	1,196
7.625% due 03/01/2026		84	89
Telstra Corp. Ltd.
4.800% due 10/12/2021		2	2
Transocean Phoenix Ltd.
7.750% due 10/15/2024		11	12
Transocean Proteus Ltd.
6.250% due 12/01/2024		3	3
Verizon Communications, Inc.
5.250% due 03/16/2037		100	107

			14,080

Total Corporate Bonds & Notes (Cost $105,416)			105,744

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp.
5.000% due 10/01/2024		104	170

Total Convertible Bonds & Notes (Cost $194)			170

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		40	42
6.725% due 04/01/2035		10	11
7.350% due 07/01/2035		10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		355	341

			405

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2037 ^(b)		15	9
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)		5	3
5.700% due 07/01/2023 ^(b)		25	15
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)		10	6
6.000% due 07/01/2039 ^(b)		5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(b)		25	15
6.500% due 07/01/2040 ^(b)		5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)		55	32
5.500% due 07/01/2039 ^(b)		75	43

			129

Total Municipal Bonds & Notes (Cost $475)			534

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
3.000% due 08/01/2027 - 09/01/2027		549	546
Fannie Mae, TBA
3.000% due 11/01/2033		1,000	986
3.500% due 10/01/2048 - 11/01/2048		4,900	4,820
4.000% due 10/01/2048 - 11/01/2048		16,300	16,447
Freddie Mac, TBA
3.000% due 10/01/2048		10,000	9,567
Ginnie Mae
2.680% due 04/20/2066 •		1,412	1,413
4.984% due 09/20/2066 ~		371	408

Total U.S. Government Agencies (Cost $34,239)			34,187

U.S. TREASURY OBLIGATIONS 27.9%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,316
3.125% due 05/15/2048		10	10
U.S. Treasury Notes
1.375% due 04/30/2021		2,800	2,697
1.750% due 11/30/2021 (k)		1,900	1,835
1.750% due 03/31/2022 (m)		700	673
1.750% due 05/15/2022 (m)		700	672
1.750% due 09/30/2022		1,400	1,338
1.750% due 05/15/2023		1,400	1,328
1.875% due 01/31/2022 (i)		11,200	10,837
1.875% due 02/28/2022 (i)		3,100	2,997
1.875% due 08/31/2022		1,400	1,346
1.875% due 08/31/2024 (i)		1,100	1,035
2.000% due 07/31/2022		900	870
2.000% due 05/31/2024		1,300	1,234
2.000% due 06/30/2024		2,300	2,182
2.125% due 12/31/2021 (i)		3,600	3,515
2.125% due 06/30/2022		2,400	2,333
2.125% due 02/29/2024		1,500	1,437
2.125% due 07/31/2024		1,100	1,050
2.125% due 09/30/2024 (i)		3,200	3,050
2.250% due 12/31/2023 (i)		7,630	7,369
2.250% due 01/31/2024 (m)		370	357
2.250% due 10/31/2024 (i)		6,600	6,331
2.250% due 11/15/2024		2,600	2,492
2.375% due 05/15/2027 (i)		556	528
2.500% due 05/15/2024 (i)		4,000	3,903
2.500% due 01/31/2025 (i)		13,800	13,407
2.750% due 02/15/2024 (m)		100	99

Total U.S. Treasury Obligations (Cost $78,744)			76,241

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
American Home Mortgage Investment Trust
6.600% due 06/25/2036 Ø		6,461	2,483
Banc of America Alternative Loan Trust
6.000% due 01/25/2035		201	205
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.910% due 06/10/2039 ~		585	580
Chase Mortgage Finance Trust
3.517% due 12/25/2035 ^~		2,000	1,942
Eurosail PLC
1.750% due 06/13/2045 •	GBP	2,285	2,965
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	1,357	1,442
HarborView Mortgage Loan Trust
2.408% due 03/19/2036 •		$99	92
Juno Eclipse Ltd.
0.000% due 11/20/2022 •	EUR	570	658
MASTR Adjustable Rate Mortgages Trust
2.766% due 09/25/2037 •		$11,500	5,521
OBX Trust
3.066% due 04/25/2048 •		2,483	2,490
Ripon Mortgages PLC
1.605% due 08/20/2056 •	GBP	1,295	1,691
WaMu Mortgage Pass-Through Certificates Trust
3.448% due 03/25/2033 ~		$102	103
Washington Mutual Mortgage Pass-Through Certificates Trust
2.695% due 10/25/2046 •		4,002	2,852

Wells Fargo Mortgage-Backed Securities Trust
3.804% due 01/25/2035 ~		13	13

Total Non-Agency Mortgage-Backed Securities (Cost $22,413)			23,037

ASSET-BACKED SECURITIES 27.3%
Aegis Asset-Backed Securities Trust
2.386% due 01/25/2037 •		5,956	4,788
ALESCO Preferred Funding Ltd.
2.846% due 12/23/2034 •		1,255	1,223
Ameriquest Mortgage Securities Trust
2.556% due 04/25/2036 •		2,400	2,370
Arbor Realty Commercial Real Estate Notes Ltd.
3.148% due 08/15/2027 •		1,400	1,403
Aspen Funding Ltd.
3.931% due 07/10/2037 •		384	382
Asset-Backed Funding Certificates Trust
2.356% due 11/25/2036 •		5,124	3,547
Citigroup Mortgage Loan Trust
2.376% due 12/25/2036 •		2,079	1,376
Citigroup Mortgage Loan Trust, Inc.
2.476% due 03/25/2037 •		34	31
Countrywide Asset-Backed Certificates
2.436% due 05/25/2037 •		2,800	2,673
2.436% due 06/25/2047 •		900	858
Countrywide Asset-Backed Certificates Trust
2.746% due 05/25/2036 •		9,800	9,308
EFS Volunteer LLC
3.185% due 10/25/2035 •		1,355	1,357
First Franklin Mortgage Loan Trust
2.336% due 12/25/2036		893	849
Flatiron CLO Ltd.
3.496% due 01/17/2026 •		1,182	1,183
Harley Marine Financing LLC
5.682% due 05/15/2043		99	98
Home Equity Mortgage Loan Asset-Backed Trust
2.516% due 03/25/2036 •		5,000	4,528
HSI Asset Securitization Corp. Trust
2.326% due 12/25/2036 •		1,248	482
2.356% due 01/25/2037 •		4,121	3,369
IXIS Real Estate Capital Trust
2.366% due 01/25/2037 •		4,345	2,268
JPMorgan Mortgage Acquisition Trust
2.466% due 07/25/2036 •		2,400	2,368
Legacy Mortgage Asset Trust
3.992% due 01/28/2070 •		4,171	4,264
LP Credit Card ABS Master Trust
3.625% due 08/20/2024 «•		1,259	1,259
Merrill Lynch Mortgage Investors Trust
2.286% due 04/25/2047 •		6,958	4,350
Morgan Stanley ABS Capital, Inc. Trust
2.286% due 10/25/2036 •		2,830	1,818
2.296% due 11/25/2036 •		6,109	4,245
2.486% due 03/25/2036 •		2,034	2,005
Option One Mortgage Loan Trust
2.576% due 01/25/2036 •		5,000	4,454
Saxon Asset Securities Trust
3.966% due 12/25/2037 •		2,148	2,160
SoFi Consumer Loan Program Trust
3.200% due 08/25/2027		2,408	2,408
Symphony CLO Ltd.
3.619% due 07/14/2026 •		1,900	1,901
Trapeza CDO Ltd.
2.745% due 01/25/2035 •		1,317	1,258

Total Asset-Backed Securities (Cost $66,337)			74,583

SOVEREIGN ISSUES 5.5%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	306	212
2.500% due 12/31/2038 Ø		$6,476	3,832
3.375% due 01/15/2023	EUR	100	100
5.250% due 01/15/2028		500	466
5.625% due 01/26/2022		$135	122
5.875% due 01/11/2028		300	238
7.820% due 12/31/2033	EUR	69	76
30.131% (BADLARPP) due 10/04/2022 ~	ARS	26	1
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		24,770	573
43.077% (ARLLMONP) due 06/21/2020 ~		24,929	704
45.240% (BADLARPP + 2.500%) due 03/11/2019 ~		985	24
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		400	10
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	125
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (e)	BRL	15,200	3,706

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	289
3.125% due 10/11/2027		300	284
4.125% due 10/11/2047		300	287
Kuwait International Government Bond
2.750% due 03/20/2022		274	268
3.500% due 03/20/2027		900	884
Peru Government International Bond
6.150% due 08/12/2032	PEN	700	216
6.350% due 08/12/2028		200	64
8.200% due 08/12/2026		210	75
Qatar Government International Bond
3.875% due 04/23/2023		$200	202
4.500% due 04/23/2028		200	206
5.103% due 04/23/2048		200	208
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	288	341
Saudi Government International Bond
2.875% due 03/04/2023		$200	193
4.500% due 10/26/2046		400	382
4.625% due 10/04/2047		400	387
5.000% due 04/17/2049		200	203
Turkey Government International Bond
5.625% due 03/30/2021		100	98
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		122	33
7.000% due 03/31/2038 ^(b)		43	11
7.650% due 04/21/2025 ^(b)		105	29
8.250% due 10/13/2024 ^(b)		157	43
9.000% due 05/07/2023 ^(b)		46	13
9.250% due 09/15/2027 ^(b)		143	40
9.250% due 05/07/2028 ^(b)		83	22
11.750% due 10/21/2026 ^(b)		10	3

Total Sovereign Issues (Cost $17,473)			14,970

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (c)		21,610	221

Total Common Stocks (Cost $273)			221

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%
SHORT-TERM NOTES 0.0%
Nigeria Open Market Operation Bills
15.696% due 11/08/2018 (f)	NGN	2,400	6
15.716% due 11/08/2018 (f)		11,000	30

			36

ARGENTINA TREASURY BILLS 0.0%
(1.269)% due 10/12/2018 - 02/28/2019 (d)(e)	ARS	2,500	62
7.000% due 10/26/2018 (e)(f)		$12	12

			74

GREECE TREASURY BILLS 0.3%
1.095% due 10/05/2018 - 03/15/2019 (d)(e)	EUR	870	1,008

NIGERIA TREASURY BILLS 0.0%
15.567% due 10/04/2018 - 10/11/2018 (d)(e)	NGN	7,900	22

Total Short-Term Instruments (Cost $1,201)			1,140

Total Investments in Securities (Cost $335,542)			339,647

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	297,068	2,937

Total Short-Term Instruments (Cost $2,937)		2,937

Total Investments in Affiliates (Cost $2,937)		2,937

Total Investments 125.3% (Cost $338,479)		$342,584
Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $(2,145))		70
Other Assets and Liabilities, net (25.3)%		(69,212)

Net Assets 100.0%		$273,442

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

∎

All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	2.100%	08/13/2018	10/16/2018	$(1,215)	$(1,218)
GRE	2.240	09/07/2018	11/07/2018	(8,872)	(8,886)
	2.450	09/28/2018	10/05/2018	(1,258)	(1,258)
	2.460	09/27/2018	10/11/2018	(3,817)	(3,818)
IND	2.230	09/05/2018	11/05/2018	(11,987)	(12,006)
	2.240	09/11/2018	11/13/2018	(5,362)	(5,369)
	2.240	09/18/2018	10/02/2018	(4,850)	(4,854)

Total Reverse Repurchase Agreements					$(37,409)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	2.360%	09/21/2018	10/05/2018	$(2,215)	$(2,216)

Total Sale-Buyback Transactions					$(2,216)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	3.000%	11/01/2048	$1,000	$(960)	$(956)

Total Short Sales (0.3)%				$(960)	$(956)

(i)	Securities with an aggregate market value of $39,220 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(24,511) at a weighted average interest rate of 1.891%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2018	21	$1,956	$(15)	$10	$0
U.S. Treasury 10-Year Note December Futures	12/2018	414	49,175	(643)	13	0

Total Futures Contracts				$(658)	$23	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	0.994%		$900	$154	$(11)	$143	$0	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	0.509	EUR	300	(1)	2	1	0	0
Navient Corp.	5.000	Quarterly	06/20/2022	1.752		$700	59	21	80	0	(1)

							$212	$12	$224	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$1,500	$(107)	$(15)	$(122)	$0	$(1)
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023	1,760	(119)	(20)	(139)	0	(1)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	3,700	(270)	(5)	(275)	0	0
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	10,570	(187)	(26)	(213)	1	0
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	2,500	(46)	(3)	(49)	0	0

					$(729)	$(69)	$(798)	$1	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$776	$(30)	$13	$(17)	$0	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	4,000	(81)	(51)	(132)	0	(3)

					$(111)	$(38)	$(149)	$0	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028		$1,300	$85	$2	$87	$0	$(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		3,800	(199)	488	289	4	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		6,700	20	217	237	8	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(7)	54	47	0	(6)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(3)	3	0	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(15)	12	(3)	0	(1)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	0	(77)	(77)	8	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	293	(254)	39	40	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	10	4	14	4	0
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	700	(12)	(5)	(17)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		1,800	7	12	19	0	(9)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	4,600	74	42	116	0	(7)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	90,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		50,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		310,000	21	(9)	12	0	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,726,000	(192)	41	(151)	0	(3)
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	0	0	0	0
Receive(6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		90,000	0	1	1	0	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		90,000	(3)	0	(3)	0	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021	MXN	25,500	(28)	(57)	(85)	2	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		14,500	0	(44)	(44)	1	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	0	(43)	(43)	1	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	(5)	(1)	(6)	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		19,600	2	(56)	(54)	2	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	(3)	(4)	(7)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	(33)	2	(31)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	0	(2)	(2)	1	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	1	(8)	(7)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	19	(20)	(1)	4	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	(3)	(2)	(5)	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	(1)	0	(1)	0	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	(1)	0	(1)	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	0	(13)	(13)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	(18)	(1)	(19)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	(43)	(34)	(77)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	2	(22)	(20)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	13	(21)	(8)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	0	(5)	(5)	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	(3)	(89)	(92)	1	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	1	(10)	(9)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	0	(21)	(21)	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(10)	22	12	0	(1)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	0	(8)	(8)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	2	0	2	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	0	(9)	(9)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	3	4	7	0	0

							$(25)	$80	$55	$80	$(31)

Total Swap Agreements							$(653)	$(15)	$(668)	$81	$(37)

(k)

Securities with an aggregate market value of $422 and cash of $2,858 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	AUD	2,168	$	1,559	$1	$(9)
	10/2018	DKK	2,220		349	4	0
	10/2018	$	6,833	AUD	9,416	0	(27)
	10/2018		139	EUR	118	0	(2)
	11/2018	AUD	9,416	$	6,835	27	0
	11/2018	NZD	1,773		1,172	0	(4)
BPS	10/2018	ARS	2,247		57	3	0
	10/2018	EUR	87		102	1	0
	10/2018	JPY	370,900		3,341	77	0
	10/2018	$	634	ARS	25,303	0	(31)
	10/2018		13,704	EUR	11,635	0	(195)
	11/2018	EUR	11,635	$	13,737	196	0
	11/2018	$	24	ARS	995	0	(1)
	01/2019		266	BRL	1,000	0	(20)
BRC	11/2018		1,127	TRY	7,455	74	0
CBK	10/2018	EUR	10,631	$	12,427	84	0
	10/2018	$	525	ARS	20,742	0	(25)
	10/2018		3,285	JPY	370,900	0	(21)
	10/2018		5,325	MXN	100,835	43	0
	11/2018	EUR	90	$	105	0	0
	11/2018	JPY	370,900		3,293	21	0
	11/2018	MXN	2,791		142	0	(6)
	11/2018	NGN	2,274		6	0	0
	11/2018	NZD	548		359	0	(4)
	11/2018	$	2,093	CAD	2,720	15	0
GLM	10/2018	AUD	5,295	$	3,831	4	0
	10/2018	EUR	1,809		2,105	5	0
	10/2018	$	12	ARS	450	0	(1)
	10/2018		12,772	GBP	9,738	0	(80)
	10/2018		454	RUB	31,158	21	0
	10/2018		3,471	TRY	17,561	0	(594)
	11/2018	CAD	2,705	$	2,070	0	(26)
	11/2018	GBP	9,826		12,905	81	0
	11/2018	$	4,044	RUB	260,531	0	(85)
	11/2018		151	TRY	990	6	0
	01/2019	DKK	1,985	$	311	0	0
MSB	10/2018	NGN	1,595		4	0	0
MYI	11/2018	CHF	1,071		1,111	15	0
NGF	10/2018	$	40	ARS	1,346	0	(9)
	12/2018		124		5,057	0	(13)
RBC	10/2018	GBP	9,959	$	12,955	0	(26)
SCX	10/2018	AUD	1,953		1,408	0	(4)
	10/2018	NGN	5,844		16	0	0
	10/2018	$	898	EUR	774	0	0
	10/2018		291	GBP	221	0	(3)
	11/2018	NGN	10,361	$	28	0	(1)
	11/2018	NZD	1,723		1,136	0	(7)
	11/2018	$	2,703	JPY	296,525	0	(85)
	01/2019	BRL	16,200	$	4,854	873	0

Total Forward Foreign Currency Contracts						$1,551	$(1,279)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000%	11/21/2018	$400	$(1)	$0
	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	12/19/2018	400	(1)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	11/21/2018	1,400	(1)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	12/19/2018	1,400	(1)	(1)
BPS	Put - OTC CDX.HY-30 5-Year Index	Sell	101.000	11/21/2018	600	(7)	0
	Put - OTC CDX.HY-30 5-Year Index	Sell	101.500	12/19/2018	600	(6)	(1)
	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	12/19/2018	700	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	11/21/2018	2,700	(2)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	11/21/2018	2,800	(2)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	01/16/2019	700	(1)	0
CBK	Put - OTC CDX.HY-30 5-Year Index	Sell	102.000	12/19/2018	400	(1)	(1)
	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	12/19/2018	700	(2)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	12/19/2018	8,400	(8)	(6)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	11/21/2018	700	(1)	0
MYC	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	11/21/2018	100	0	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	11/21/2018	700	(1)	0

Total Written Options						$(37)	$(15)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2023	2.452%	$500	$(31)	$1	$0	$(30)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.785	100	(2)	3	1	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.892	600	(36)	13	0	(23)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130	100	(6)	2	0	(4)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	2.265	900	(40)	(3)	0	(43)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	100	(6)	0	0	(6)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.404	100	(15)	11	0	(4)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	100	(6)	0	0	(6)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.533	200	1	2	3	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.056	550	(15)	14	0	(1)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	5.715	12	0	0	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	2.265	3,000	(116)	(28)	0	(144)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.861	100	(1)	2	1	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	500	(23)	(7)	0	(30)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.217	460	(86)	72	0	(14)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.404	600	(94)	69	0	(25)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.235	4,660	(102)	61	0	(41)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.733	1,200	(25)	(9)	0	(34)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020	100	(5)	0	0	(5)

							$(608)	$203	$5	$(410)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$11,700	$(255)	$306	$51	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,500	(594)	684	90	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,400	2	8	10	0

						$(847)	$998	$151	$0

Total Swap Agreements						$(1,455)	$1,201	$156	$(410)

(m)

Securities with an aggregate market value of $1,317 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$199	$8,424	$197	$8,820
Corporate Bonds & Notes
Banking & Finance	0	54,645	0	54,645
Industrials	0	37,019	0	37,019
Utilities	0	14,080	0	14,080
Convertible Bonds & Notes
Industrials	0	170	0	170
Municipal Bonds & Notes
Illinois	0	405	0	405
Puerto Rico	0	129	0	129
U.S. Government Agencies	0	34,187	0	34,187
U.S. Treasury Obligations	0	76,241	0	76,241
Non-Agency Mortgage-Backed Securities	0	23,037	0	23,037
Asset-Backed Securities	0	73,324	1,259	74,583
Sovereign Issues	0	14,970	0	14,970
Common Stocks
Consumer Discretionary	221	0	0	221
Short-Term Instruments
Short-Term Notes	0	36	0	36
Argentina Treasury Bills	0	74	0	74
Greece Treasury Bills	0	1,008	0	1,008
Nigeria Treasury Bills	0	22	0	22
	$420	$337,771	$1,456	$339,647

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,937	$0	$0	$2,937

Total Investments	$3,357	$337,771	$1,456	$342,584

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(956)	$0	$(956)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	81	0	104
Over the counter	0	1,707	0	1,707
	$23	$1,788	$0	$1,811

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(37)	0	(37)
Over the counter	0	(1,704)	0	(1,704)

	$0	$(1,741)	$0	$(1,741)

Total Financial Derivative Instruments	$23	$47	$0	$70

Totals	$3,380	$336,862	$1,456	$341,698

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.3% ¤
CORPORATE BONDS & NOTES 0.7%
INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$681	$636
3.100% due 04/07/2030	681	637
Vessel Management Services, Inc.
3.432% due 08/15/2036	572	535

		1,808

UTILITIES 0.1%
BellSouth Corp.
4.333% due 04/26/2021	400	403

Total Corporate Bonds & Notes (Cost $2,338)		2,211

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)	2,500	1,636
2.276% due 07/25/2037 •	12	11
2.666% due 08/25/2021 •	1	1
3.000% due 09/25/2046	2,264	1,942
3.090% due 12/01/2036	1,700	1,535
3.116% due 04/25/2032 •	3	3
3.144% due 03/25/2028 ~	350	335
3.458% due 01/01/2033 •	3	3
3.580% due 08/01/2030	1,700	1,674
3.600% due 02/01/2040	1,469	1,422
4.250% due 05/25/2037	81	83
5.000% due 04/25/2032 - 08/25/2033	343	364
5.500% due 12/25/2035	110	118
6.080% due 09/01/2028	64	79
6.500% due 07/25/2031	81	89
6.625% due 11/15/2030	570	752
Fannie Mae, TBA
2.500% due 10/01/2048	2,700	2,498
3.500% due 11/01/2048	2,300	2,261
4.000% due 11/01/2048	5,400	5,445
Federal Housing Administration
6.896% due 07/01/2020	17	17
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (a)	2,700	1,685
2.558% due 01/15/2033 •	6	6
2.858% due 02/15/2027 •	2	2
3.000% due 04/15/2053	1,356	1,169
3.045% due 10/25/2044 •	26	26
3.158% due 02/15/2021 •	2	2
3.650% due 02/25/2028 ~	200	202
4.000% due 06/15/2032 - 09/15/2044	4,281	4,333
4.000% due 12/15/2042 •	700	560
5.500% due 08/15/2030 - 02/15/2034	298	323
6.750% due 03/15/2031	100	134
7.000% due 07/15/2023 - 12/01/2031	6	6
Ginnie Mae
2.750% due 08/20/2030 •	3	3
3.500% due 01/20/2044	643	619
6.000% due 08/20/2033	838	904
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 01/15/2030 (a)	4,000	3,080
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	1,689
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (a)	3,200	2,291
Small Business Administration
5.240% due 08/01/2023	45	47
5.290% due 12/01/2027	87	89

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	800	517

Total U.S. Government Agencies (Cost $38,491)		37,955

U.S. TREASURY OBLIGATIONS 85.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	7,200	6,305
2.500% due 02/15/2046 (d)	4,070	3,551
2.500% due 05/15/2046 (d)	5,500	4,795
2.750% due 08/15/2042 (d)	3,000	2,778
2.750% due 11/15/2042 (d)	29,600	27,389
2.875% due 05/15/2043 (d)	14,780	13,972
2.875% due 08/15/2045 (d)	18,450	17,369
3.000% due 11/15/2044 (d)	1,590	1,534
3.000% due 05/15/2045 (d)	8,500	8,200
3.000% due 11/15/2045 (d)	10,100	9,739
3.125% due 11/15/2041 (d)	30,000	29,705
3.125% due 02/15/2043 (d)	3,950	3,902
3.125% due 05/15/2048 (d)	20,510	20,231
3.375% due 05/15/2044 (d)	29,580	30,488
3.625% due 08/15/2043 (d)	5,100	5,471
3.875% due 08/15/2040 (d)	5,300	5,886
4.250% due 11/15/2040	500	585
4.375% due 05/15/2040	200	238
4.500% due 08/15/2039	200	241
4.625% due 02/15/2040 (d)	1,780	2,183
4.750% due 02/15/2041	790	989
6.250% due 05/15/2030	400	524
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2027	62	59
0.500% due 01/15/2028 (d)	2,646	2,541
0.750% due 07/15/2028 (d)	4,618	4,549
0.750% due 02/15/2042	1,004	944
1.375% due 02/15/2044	422	453
1.750% due 01/15/2028 (f)	1,227	1,315
2.500% due 01/15/2029 (d)	2,066	2,377
3.625% due 04/15/2028	312	387
U.S. Treasury Notes
2.000% due 11/30/2022 (d)(f)	33,300	32,091
2.750% due 06/30/2025 (d)	2,400	2,362
2.875% due 05/15/2028 (d)	1,620	1,596
U.S. Treasury STRIPS (a)
0.000% due 02/15/2033	1,700	1,076
0.000% due 05/15/2034	500	303
0.000% due 08/15/2034	1,270	765
0.000% due 08/15/2035	25,270	14,737
0.000% due 08/15/2036	18,000	10,145
0.000% due 11/15/2036	2,700	1,510

Total U.S. Treasury Obligations (Cost $290,117)		273,285

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	511
Bear Stearns Adjustable Rate Mortgage Trust
3.814% due 01/25/2034 ~	7	7
3.833% due 04/25/2033 ~	41	42
3.893% due 02/25/2034 ~	10	10
4.119% due 04/25/2033 ~	6	6
BWAY Mortgage Trust
3.454% due 03/10/2033	700	692
CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~	1,600	1,544
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,620
3.815% due 04/10/2033 ~	500	490
Countrywide Alternative Loan Trust
2.426% due 05/25/2035 •	43	41
Countrywide Home Loan Mortgage Pass-Through Trust
2.856% due 03/25/2035 •	66	61
Credit Suisse First Boston Mortgage Securities Corp.
4.394% due 11/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.648% due 07/25/2033 ~	8	8
DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	2,083
GS Mortgage Securities Trust
3.932% due 10/10/2035 ~	500	493
HarborView Mortgage Loan Trust
2.298% due 03/19/2037 •	43	42
2.608% due 05/19/2035 •	35	34
4.349% due 07/19/2035 ^~	10	9
Hilton USA Trust
3.719% due 11/05/2038	900	888

Impac CMB Trust
4.651% due 09/25/2034 Ø	137	144
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	1,700	1,665
JPMorgan Mortgage Trust
3.919% due 07/25/2035 ~	88	92
Morgan Stanley Bank of America Merrill Lynch Trust
3.514% due 12/15/2049	1,800	1,787
Morgan Stanley Capital Trust
4.418% due 07/11/2040	600	616
Motel 6 Trust
3.078% due 08/15/2034 •	1,162	1,164
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	51	47
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
2.515% due 07/20/2033 •	47	45
Structured Adjustable Rate Mortgage Loan Trust
2.436% due 05/25/2037 •	79	79
Structured Asset Mortgage Investments Trust
2.828% due 09/19/2032 •	37	37
3.008% due 10/19/2033 •	18	17
VNDO Trust
3.805% due 01/10/2035	1,900	1,888
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 10/25/2046 •	50	49
2.845% due 08/25/2046 •	187	177
3.245% due 08/25/2042 •	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
3.393% due 05/25/2033 ~	5	5
3.790% due 02/25/2033 ~	1	1
4.350% due 02/25/2033 ~	1	1
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059	900	872
Worldwide Plaza Trust
3.526% due 11/10/2036	300	293

Total Non-Agency Mortgage-Backed Securities (Cost $18,209)		17,569

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust
3.216% due 11/25/2042 •	35	34
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •	285	285
LA Arena Funding LLC
7.656% due 12/15/2026	20	21
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024	1,500	1,499
Renaissance Home Equity Loan Trust
3.096% due 08/25/2033 •	4	3
3.216% due 12/25/2033 •	17	17
SLM Student Loan Trust
2.935% due 10/25/2029 •	300	302
3.835% due 04/25/2023 •	376	385
Specialty Underwriting & Residential Finance Trust
2.896% due 01/25/2034 •	12	11

Total Asset-Backed Securities (Cost $2,549)		2,557

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		425

Total Short-Term Instruments (Cost $425)		425

Total Investments in Securities (Cost $352,129)		334,002

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio	1,163,470	11,656
PIMCO Short-Term Floating NAV Portfolio III	50,396	498

Total Short-Term Instruments (Cost $12,157)		12,154

Total Investments in Affiliates (Cost $12,157)		12,154

Total Investments 108.1% (Cost $364,286)		$346,156
Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $1,372)		(165)
Other Assets and Liabilities, net (8.0)%		(25,748)

Net Assets 100.0%		$320,243

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$425	U.S. Treasury Bonds 3.625% due 02/15/2044	$(438)	$425	$425

Total Repurchase Agreements						$(438)	$425	$425

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.300%	09/18/2018	10/02/2018	$(4,694)	$(4,698)

Total Reverse Repurchase Agreements					$(4,698)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BOS	2.200%	09/28/2018	10/01/2018	$(2,201)	$(2,202)
BPG	2.400	10/03/2018	10/04/2018	(86,607)	(86,607)
	4.480	08/20/2018	11/16/2018	(619)	(620)
GSC	2.400	10/01/2018	10/03/2018	(214,622)	(214,622)
	2.410	10/01/2018	10/03/2018	(9,498)	(9,498)
MSC	2.310	09/20/2018	10/04/2018	(695)	(695)
TDM	2.120	07/17/2018	10/17/2018	(5,090)	(5,113)
UBS	2.130	08/15/2018	10/16/2018	(5,154)	(5,168)
	2.160	07/31/2018	10/30/2018	(12,758)	(12,806)

Total Sale-Buyback Transactions					$(337,331)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.5)%
Fannie Mae, TBA	3.000%	11/01/2048	$4,400	$(4,223)	$(4,206)
Fannie Mae, TBA	4.500	11/01/2048	6,900	(7,122)	(7,109)

Total Short Sales (3.5)%				$(11,345)	$(11,315)

(d)	Securities with an aggregate market value of $337,942 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(64,788) at a weighted average interest rate of 1.779%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(69) of deferred price drop.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$111.000	11/23/2018	100	$100	$1	$0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.500	11/23/2018	4	4	0	0

Total Purchased Options					$1	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$118.500	10/26/2018	16	$16	$(4)	$(5)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	120.000	10/26/2018	14	14	(3)	(1)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	120.500	10/26/2018	2	2	0	0

Total Written Options					$(7)	$(6)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	119	$13,385	$(23)	$6	$0
U.S. Treasury 10-Year Note December Futures	12/2018	502	59,628	(852)	16	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	541	83,466	(2,155)	0	(186)

				$(3,030)	$22	$(186)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2018	324	$(68,278)	$143	$0	$(15)
U.S. Treasury 10-Year Ultra December Futures	12/2018	265	(33,390)	197	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	144	(20,232)	446	23	0

				$786	$23	$(15)

Total Futures Contracts				$(2,244)	$45	$(201)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545%	Annual	12/20/2047	$1,000	$3	$36	$39	$5	$0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019	61,200	47	(194)	(147)	0	(11)
Pay (1)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021	172,900	(75)	(911)	(986)	20	0
Receive (1)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022	172,900	88	717	805	0	(19)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,900	49	212	261	0	(2)
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028	1,000	0	(19)	(19)	1	0
Receive (1)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037	6,400	(33)	43	10	5	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	7,100	220	877	1,097	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	500	34	4	38	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	11,000	1,068	333	1,401	10	0
Receive	CPURNSA	2.137	Maturity	01/15/2029	1,900	(9)	(41)	(50)	1	0

Total Swap Agreements						$1,392	$1,057	$2,449	$47	$(32)

(f)

Securities with an aggregate market value of $1,264 and cash of $1,109 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$800	$69	$82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020	3,100	128	55
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019	2,700	50	29
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	11/07/2019	1,100	23	23
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	72,200	190	163
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019	4,300	94	53

Total Purchased Options							$554	$405

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$3,700	$(67)	$(113)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	7,700	(127)	(46)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	05/09/2019	12,000	(51)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	11/13/2018	3,400	(10)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	11/13/2018	3,400	(9)	(13)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.560	11/07/2019	4,600	(24)	(25)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.710	09/16/2019	17,600	(93)	(55)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880	11/13/2018	1,200	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	11/13/2018	1,200	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	14,700	(159)	(131)

							$(546)	$(423)

Total Written Options							$(568)	$(423)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,808	$0	$1,808
Utilities	0	403	0	403
U.S. Government Agencies	0	37,955	0	37,955
U.S. Treasury Obligations	0	273,285	0	273,285
Non-Agency Mortgage-Backed Securities	0	17,569	0	17,569
Asset-Backed Securities	0	2,557	0	2,557
Short-Term Instruments
Repurchase Agreements	0	425	0	425
	$0	$334,002	$0	$334,002

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,154	$0	$0	$12,154

Total Investments	$12,154	$334,002	$0	$346,156

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,315)	$0	$(11,315)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	45	47	0	92
Over the counter	0	405	0	405
	$45	$452	$0	$497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(201)	(38)	0	(239)
Over the counter	0	(423)	0	(423)

	$(201)	$(461)	$0	$(662)

Total Financial Derivative Instruments	$(156)	$(9)	$0	$(165)

Totals	$11,998	$322,678	$0	$334,676

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «		$6,000	$5,979

Total Loan Participations and Assignments (Cost $5,970)			5,979

CORPORATE BONDS & NOTES 36.9%
BANKING & FINANCE 25.4%
ABN AMRO Bank NV
2.881% (US0003M + 0.570%) due 08/27/2021 ~		5,100	5,118
AIG Global Funding
2.833% (US0003M + 0.460%) due 06/25/2021 ~		3,000	3,006
American Express Co.
2.837% (US0003M + 0.525%) due 05/17/2021 ~		5,900	5,935
American Express Credit Corp.
2.375% due 05/26/2020		5,400	5,334
American Tower Corp.
2.800% due 06/01/2020		9,900	9,811
3.400% due 02/15/2019		6,500	6,512
Australia & New Zealand Banking Group Ltd.
2.772% (US0003M + 0.460%) due 05/17/2021 ~		4,650	4,661
3.300% due 05/17/2021		5,000	4,979
AvalonBay Communities, Inc.
3.625% due 10/01/2020		3,000	3,015
Aviation Capital Group LLC
3.013% (US0003M + 0.670%) due 07/30/2021 ~		3,100	3,112
Banco Santander S.A.
3.457% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,406
Bank of America Corp.
2.987% (US0003M + 0.650%) due 10/01/2021 ~		900	906
3.106% (US0003M + 0.790%) due 03/05/2024 ~		8,300	8,301
3.499% due 05/17/2022 •		4,000	3,999
6.875% due 11/15/2018		2,700	2,714
Bank of Nova Scotia
1.875% due 04/26/2021		3,900	3,772
Barclays Bank PLC
14.000% due 06/15/2019 •(g)	GBP	400	564
Barclays PLC
4.451% (US0003M + 2.110%) due 08/10/2021 ~		$4,900	5,084
Branch Banking & Trust Co.
1.450% due 05/10/2019		1,083	1,076
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~		5,000	5,003
CIT Group, Inc.
5.375% due 05/15/2020		1,400	1,442
Citibank N.A.
2.917% (US0003M + 0.570%) due 07/23/2021 ~		4,900	4,929
3.050% due 05/01/2020		4,600	4,590
Citigroup, Inc.
3.027% (US0003M + 0.690%) due 10/27/2022 ~		5,000	5,005
3.766% (US0003M + 1.380%) due 03/30/2021 ~		4,300	4,404
Citizens Bank N.A.
2.300% due 12/03/2018		2,300	2,299
2.500% due 03/14/2019		2,500	2,498
Commonwealth Bank of Australia
1.750% due 11/02/2018		1,800	1,799
Compass Bank
3.061% (US0003M + 0.730%) due 06/11/2021 ~		5,000	5,011
Credit Suisse Group Funding Guernsey Ltd.
4.623% (US0003M + 2.290%) due 04/16/2021 ~		5,800	6,054
Deutsche Bank AG
0.181% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	5,000	5,751
4.250% due 10/14/2021		$2,500	2,490
4.251% (US0003M + 1.910%) due 05/10/2019 ~		6,500	6,537
Dexia Credit Local S.A.
2.500% due 01/25/2021		6,200	6,111
Ford Motor Credit Co. LLC
3.271% (US0003M + 0.930%) due 11/04/2019 ~		6,000	6,016
3.296% (US0003M + 0.930%) due 09/24/2020 ~		5,000	5,007
3.919% (US0003M + 1.580%) due 01/08/2019 ~		5,600	5,618
5.750% due 02/01/2021		600	624

General Motors Financial Co., Inc.
2.400% due 05/09/2019		2,200	2,195
3.100% due 01/15/2019		2,000	2,002
3.200% due 07/13/2020		7,000	6,982
3.267% (US0003M + 0.930%) due 04/13/2020 ~		3,800	3,825
3.899% (US0003M + 1.560%) due 01/15/2020 ~		3,900	3,952
4.399% (US0003M + 2.060%) due 01/15/2019 ~		5,500	5,528
Goldman Sachs Group, Inc.
3.060% (US0003M + 0.750%) due 02/23/2023 ~		6,200	6,228
3.111% (US0003M + 0.730%) due 12/27/2020 ~		9,600	9,652
3.507% (US0003M + 1.160%) due 04/23/2020 ~		5,684	5,757
3.534% (US0003M + 1.200%) due 09/15/2020 ~		4,500	4,572
3.695% (US0003M + 1.360%) due 04/23/2021 ~		1,300	1,329
6.000% due 06/15/2020		2,000	2,091
Harley-Davidson Financial Services, Inc.
2.812% (US0003M + 0.500%) due 05/21/2020 ~		5,100	5,117
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		4,800	4,810
2.984% (US0003M + 0.650%) due 09/11/2021 ~		4,800	4,807
HSBC USA, Inc.
2.948% (US0003M + 0.610%) due 11/13/2019 ~		12,900	12,965
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,521
6.250% due 05/15/2019		2,250	2,294
John Deere Capital Corp.
2.867% (US0003M + 0.550%) due 06/07/2023 ~		3,500	3,516
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		3,000	3,008
3.237% (US0003M + 0.890%) due 07/23/2024 ~		5,000	5,021
3.544% (US0003M + 1.205%) due 10/29/2020 ~		5,800	5,912
JPMorgan Chase Bank N.A.
2.545% (US0003M + 0.230%) due 09/01/2020 ~		4,000	4,007
2.588% (US0003M + 0.250%) due 02/13/2020 ~		7,100	7,104
2.675% (US0003M + 0.340%) due 04/26/2021 ~		10,000	10,011
Lloyds Bank PLC
2.833% (US0003M + 0.490%) due 05/07/2021 ~		5,000	5,019
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,013
Macquarie Bank Ltd.
3.459% (US0003M + 1.120%) due 07/29/2020 ~		8,900	9,031
Metropolitan Life Global Funding
1.950% due 09/15/2021		2,500	2,396
2.300% due 04/10/2019		3,000	2,994
Mitsubishi UFJ Financial Group, Inc.
3.061% (US0003M + 0.740%) due 03/02/2023 ~		10,200	10,237
4.201% (US0003M + 1.880%) due 03/01/2021 ~		535	553
Mizuho Financial Group, Inc.
3.106% (US0003M + 0.790%) due 03/05/2023 ~		5,100	5,105
3.400% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,854
Morgan Stanley
3.718% (US0003M + 1.375%) due 02/01/2019 ~		$5,600	5,624
7.300% due 05/13/2019		2,200	2,259
MUFG Bank Ltd.
2.350% due 09/08/2019		3,600	3,580
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		5,400	5,413
Navient Corp.
5.500% due 01/15/2019		1,200	1,208
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		200	200
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2018	DKK	4,900	763
NTT Finance Corp.
1.900% due 07/21/2021		$2,800	2,686
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		6,000	6,028
Piper Jaffray Cos.
5.060% due 10/09/2018		1,500	1,501
Regions Bank
2.838% (US0003M + 0.500%) due 08/13/2021 ~		5,600	5,607
Reliance Standard Life Global Funding
2.500% due 01/15/2020		1,000	990
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019		5,000	5,149
Santander UK PLC
2.941% (US0003M + 0.620%) due 06/01/2021 ~		5,000	5,033
Skandinaviska Enskilda Banken AB
2.742% (US0003M + 0.430%) due 05/17/2021 ~		5,000	5,009
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~		6,000	6,008
Societe Generale S.A.
8.250% due 11/29/2018 •(g)(h)		400	403
Standard Chartered PLC
3.582% due 01/20/2023 (b)		4,900	4,919
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		400	397
2.686% (US0003M + 0.350%) due 01/17/2020 ~		4,800	4,810

Sumitomo Mitsui Trust Bank Ltd.
2.779% (US0003M + 0.440%) due 09/19/2019 ~	6,000	6,015
Svenska Handelsbanken AB
2.782% (US0003M + 0.470%) due 05/24/2021 ~	4,900	4,917
Synchrony Bank
3.650% due 05/24/2021	5,200	5,157
Synchrony Financial
3.578% (US0003M + 1.230%) due 02/03/2020 ~	5,600	5,638
Toyota Motor Credit Corp.
2.125% due 07/18/2019	1,500	1,494
2.712% due 05/17/2022 •	5,000	5,013
U.S. Bank N.A.
2.592% (US0003M + 0.250%) due 07/24/2020 ~	5,000	5,012
2.655% (US0003M + 0.320%) due 04/26/2021 ~	4,000	4,016
3.050% due 07/24/2020	5,000	4,995
3.150% due 04/26/2021	6,100	6,090
UBS AG
2.450% due 12/01/2020	3,850	3,775
2.631% (US0003M + 0.320%) due 05/28/2019 ~	7,200	7,212
2.637% due 12/07/2018 •	6,400	6,403
UBS Group Funding Switzerland AG
4.119% due 04/14/2021 •	9,900	10,212
Unibail-Rodamco SE
3.109% (US0003M + 0.770%) due 04/16/2019 ~	9,800	9,830
Wells Fargo & Co.
3.227% (US0003M + 0.880%) due 07/22/2020 ~	2,000	2,021
3.661% (US0003M + 1.340%) due 03/04/2021 ~	4,000	4,092
Wells Fargo Bank N.A.
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~	5,000	5,001
2.847% (US0003M + 0.500%) due 07/23/2021 ~	5,000	5,013
Westpac Banking Corp.
2.594% (US0003M + 0.280%) due 05/15/2020 ~	4,900	4,908

		504,302

INDUSTRIALS 9.0%
AbbVie, Inc.
2.300% due 05/14/2021	3,200	3,116
3.375% due 11/14/2021	3,100	3,098
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	4,300	4,245
Amazon.com, Inc.
1.900% due 08/21/2020	4,200	4,119
BAT Capital Corp.
2.909% due 08/14/2020 •	6,200	6,224
Bayer U.S. Finance LLC
3.003% (US0003M + 0.630%) due 06/25/2021 ~	6,100	6,126
Boston Scientific Corp.
2.850% due 05/15/2020	2,800	2,781
Broadcom Corp.
2.375% due 01/15/2020	4,000	3,954
Caesars Resort Collection LLC
5.250% due 10/15/2025	750	716
Campbell Soup Co.
2.834% (US0003M + 0.500%) due 03/16/2020 ~	9,000	8,991
2.964% (US0003M + 0.630%) due 03/15/2021 ~	4,100	4,101
Charter Communications Operating LLC
3.579% due 07/23/2020	3,700	3,704
4.464% due 07/23/2022	2,100	2,137
Conagra Brands, Inc.
2.839% (US0003M + 0.500%) due 10/09/2020 ~	2,500	2,495
Constellation Brands, Inc.
2.250% due 11/06/2020	1,710	1,672
CVS Health Corp.
2.957% (US0003M + 0.630%) due 03/09/2020 ~	6,100	6,133
3.125% due 03/09/2020	5,100	5,102
D.R. Horton, Inc.
3.750% due 03/01/2019	1,900	1,902
Daimler Finance North America LLC
2.731% (US0003M + 0.390%) due 05/04/2020 ~	5,000	5,012
2.891% (US0003M + 0.550%) due 05/04/2021 ~	5,000	5,019
Dell International LLC
3.480% due 06/01/2019	2,700	2,707
Diageo Capital PLC
2.562% (US0003M + 0.240%) due 05/18/2020 ~	2,400	2,405
3.000% due 05/18/2020	2,600	2,596
DISH DBS Corp.
7.875% due 09/01/2019	1,290	1,339
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	2,300	2,283
Energy Transfer Partners LP
5.750% due 09/01/2020	1,630	1,686
Flex Ltd.
4.625% due 02/15/2020	2,100	2,128

General Mills, Inc.
2.879% (US0003M + 0.540%) due 04/16/2021 ~	1,000	1,005
Georgia-Pacific LLC
5.400% due 11/01/2020	6,800	7,077
GlaxoSmithKline Capital PLC
2.669% (US0003M + 0.350%) due 05/14/2021 ~	5,100	5,135
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	4,400	4,400
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	1,466	1,466
Hyundai Capital America
3.137% due 09/18/2020 •	6,700	6,717
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	7,100	7,092
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	700	714
Kinder Morgan, Inc.
5.000% due 02/15/2021	300	310
Kraft Heinz Foods Co.
2.800% due 07/02/2020	3,300	3,273
3.375% due 06/15/2021	3,200	3,185
Local Initiatives Support Corp.
3.005% due 03/01/2022	1,300	1,275
Marathon Oil Corp.
2.700% due 06/01/2020	1,850	1,827
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	5,000	5,015
MGM Resorts International
8.625% due 02/01/2019	1,300	1,326
Mondelez International, Inc.
3.000% due 05/07/2020	7,000	6,984
Mylan NV
3.750% due 12/15/2020	1,600	1,602
Newell Brands, Inc.
2.600% due 03/29/2019	245	245
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	1,600	1,614
Oracle Corp.
1.900% due 09/15/2021	9,900	9,558
Time Warner Cable LLC
8.750% due 02/14/2019	1,100	1,123
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	5,200	5,214
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	4,200	4,162
WestRock RKT Co.
4.450% due 03/01/2019	400	403
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,300	2,278
3.089% (US0003M + 0.750%) due 03/19/2021 ~	900	901

		179,692

UTILITIES 2.5%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	5,900	5,955
3.289% (US0003M + 0.950%) due 07/15/2021 ~	1,600	1,620
BellSouth Corp.
4.333% due 04/26/2021	5,100	5,138
British Telecommunications PLC
2.350% due 02/14/2019	5,100	5,093
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	2,100	2,083
Commonwealth Edison Co.
2.150% due 01/15/2019	5,100	5,095
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~	5,200	5,230
Consumers Energy Co.
6.700% due 09/15/2019	200	207
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,666
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	6,000	6,005
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	5,000	4,997
Sprint Communications, Inc.
9.000% due 11/15/2018	4,400	4,433

		49,522

Total Corporate Bonds & Notes (Cost $732,414)		733,516

U.S. GOVERNMENT AGENCIES 49.3%
Fannie Mae
1.000% due 01/25/2043	173	152
2.276% due 12/25/2036 - 07/25/2037 •	256	252

2.415% due 09/25/2042 •	230	229
2.566% due 03/25/2044 •	42	42
2.716% due 12/25/2022 •	9	9
2.947% due 07/01/2042 - 06/01/2043 •	185	185
2.997% due 09/01/2041 •	126	125
3.016% due 04/25/2023 •	22	22
3.058% due 06/17/2027 •	19	19
3.066% due 02/25/2023 •	1	1
3.116% due 05/25/2022 •	1	1
3.441% due 07/01/2035 •	27	28
3.500% due 07/01/2047	11,532	11,380
3.500% due 10/01/2047 - 12/01/2047 (j)	63,776	62,830
3.568% due 11/01/2035 •	27	27
3.953% due 09/01/2035 •	127	132
4.000% due 11/01/2044 - 06/01/2048	602	608
4.000% due 07/01/2048 - 08/01/2048 (j)	38,389	38,840
4.070% due 05/01/2038 •	2,413	2,531
4.279% due 12/01/2036 •	7	7
4.500% due 01/01/2020 - 08/01/2046	4,270	4,408
4.500% due 07/01/2044 (j)	4,023	4,168
5.000% due 05/01/2027 - 04/25/2033	127	133
5.090% due 09/01/2034 •	3	3
5.411% due 12/25/2042 ~	6	6
5.500% due 12/01/2027 - 12/01/2028	417	445
6.000% due 02/01/2033 - 01/01/2039	1,541	1,698
6.500% due 04/01/2036	76	84
Fannie Mae, TBA
3.000% due 10/01/2048 - 11/01/2048	19,600	18,752
3.500% due 11/01/2048	20,700	20,350
4.000% due 10/01/2048 - 12/01/2048	605,900	611,078
4.500% due 10/01/2048 - 11/01/2048	57,000	58,756
Federal Housing Administration
7.430% due 10/01/2020	1	1
Freddie Mac
2.000% due 11/15/2026	4,223	4,097
2.105% due 12/25/2036 •	165	165
2.346% due 08/25/2031 •	89	89
2.482% due 12/15/2042 •	7,159	7,162
2.913% due 02/25/2045 •	174	174
4.000% due 08/01/2048 - 09/01/2048	95,160	96,203
4.295% due 07/01/2035 •	40	42
4.379% due 09/01/2035 •	151	158
5.000% due 08/01/2024 - 12/01/2041	257	273
6.226% due 08/15/2044 •	3,490	3,474
6.500% due 07/25/2043	42	47
Ginnie Mae
2.560% due 06/20/2065 •	3,189	3,197
2.600% due 10/20/2065 •	8,876	8,932
2.620% due 07/20/2063 •	3,400	3,413
2.880% due 05/20/2066 •	1,067	1,083
2.930% due 04/20/2066 •	7,031	7,153
3.524% due 07/20/2067 •	7,767	8,014

Total U.S. Government Agencies (Cost $984,556)		980,978

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
4.065% due 09/25/2035 ~	454	430
American Home Mortgage Investment Trust
3.996% due 10/25/2034 •	37	37
4.534% due 02/25/2045 •	73	74
Banc of America Funding Trust
2.496% due 07/25/2037 •	724	697
3.929% due 01/20/2047 ^~	257	247
Banc of America Mortgage Trust
4.458% due 05/25/2033 ~	144	147
4.487% due 07/25/2034 ~	323	332
4.627% due 08/25/2034 ~	808	826
6.500% due 10/25/2031	3	4
BCAP LLC Trust
2.290% due 01/26/2036 •	2,771	2,733
Bear Stearns Adjustable Rate Mortgage Trust
3.645% due 01/25/2035 ~	1,826	1,815
3.814% due 01/25/2034 ~	11	12
3.833% due 04/25/2033 ~	2	2
4.007% due 01/25/2035 ~	77	76
4.272% due 07/25/2034 ~	162	160
Bear Stearns ALT-A Trust
2.376% due 02/25/2034 •	284	284
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	354	322
4.106% due 01/26/2036 ~	577	509
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.496% due 01/25/2035 •	39	38

Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018 Ø		1	1
Citigroup Mortgage Loan Trust
4.367% due 08/25/2035 ^~		267	207
4.490% due 05/25/2035 •		76	76
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		9	9
Countrywide Home Loan Mortgage Pass-Through Trust
3.537% due 02/20/2036 ^•		295	272
3.583% due 11/25/2034 ~		325	323
3.609% due 02/20/2035 ~		290	294
3.975% due 11/20/2034 ~		564	577
Credit Suisse First Boston Mortgage Securities Corp.
2.713% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Certificates
3.890% due 09/26/2047 ~		139	140
Eurosail PLC
0.044% due 12/10/2044 •	EUR	84	97
1.500% due 09/13/2045 •	GBP	114	149
1.750% (BP0003M + 0.950%) due 06/13/2045 ~		8,021	10,428
First Horizon Alternative Mortgage Securities Trust
4.166% due 09/25/2034 ~		$502	499
First Horizon Mortgage Pass-Through Trust
3.798% due 02/25/2035 ~		1,157	1,165
4.277% due 08/25/2035 ~		121	102
Firstmac Mortgage Funding Trust
2.890% due 03/08/2049 •	AUD	4,110	2,958
3.140% due 03/08/2049 •		6,100	4,411
GMAC Mortgage Corp. Loan Trust
4.289% due 11/19/2035 ~		$78	76
Great Hall Mortgages PLC
2.467% due 06/18/2039 •		1,436	1,405
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		5,000	4,998
GS Mortgage Securities Trust
2.123% due 11/10/2045 ~(a)		2,195	144
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~		301	308
4.688% due 09/25/2034 ~		69	71
HarborView Mortgage Loan Trust
2.608% due 05/19/2035 •		78	77
4.072% due 07/19/2035 ~		351	334
Holmes Master Issuer PLC
2.699% due 10/15/2054 •		4,100	4,097
Impac CMB Trust
3.216% due 07/25/2033 •		84	83
JPMorgan Chase Commercial Mortgage Securities Trust
1.941% due 10/15/2045 ~(a)		15,517	864
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		16	13
Juno Eclipse Ltd.
0.000% due 11/20/2022 •	EUR	471	544
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •		$81	77
2.876% due 09/25/2029 •		560	555
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.496% due 12/25/2035 •		419	413
PHHMC Trust
5.524% due 07/18/2035 ~		274	274
Prime Mortgage Trust
2.616% due 02/25/2034 •		4	4
Residential Funding Mortgage Securities, Inc. Trust
4.420% due 09/25/2035 ^~		632	539
Structured Adjustable Rate Mortgage Loan Trust
3.245% due 01/25/2035 •		175	168
4.181% due 08/25/2035 ~		161	161
4.231% due 02/25/2034 ~		163	165
4.363% due 08/25/2034 ~		216	217
Structured Asset Mortgage Investments Trust
2.496% due 02/25/2036 ^•		117	111
2.828% due 09/19/2032 •		2	2
WaMu Mortgage Pass-Through Certificates Trust
2.486% due 12/25/2045 •		89	91
2.896% due 01/25/2045 •		553	551
3.245% due 06/25/2042 •		15	15
Wells Fargo Commercial Mortgage Trust
1.945% due 10/15/2045 ~(a)		3,721	218
Wells Fargo Mortgage-Backed Securities Trust
3.761% due 12/25/2034 ~		141	144
3.804% due 01/25/2035 ~		168	173
3.873% due 03/25/2035 ~		106	108
3.964% due 03/25/2036 ~		157	160
4.427% due 09/25/2034 ~		2,341	2,410

Total Non-Agency Mortgage-Backed Securities (Cost $52,156)			50,024

ASSET-BACKED SECURITIES 13.1%
ACE Securities Corp. Home Equity Loan Trust
2.276% due 10/25/2036 •	65	36
3.116% due 12/25/2034 •	1,330	1,309
Ally Auto Receivables Trust
1.490% due 11/15/2019	482	482
2.720% due 05/17/2021	6,000	5,998
American Express Credit Account Master Trust
1.640% due 12/15/2021	10,200	10,136
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.716% due 09/25/2035 •	7,100	7,146
Asset-Backed Funding Certificates Trust
2.891% due 06/25/2035 •	4,447	4,469
Asset-Backed Securities Corp. Home Equity Loan Trust
3.808% due 03/15/2032 •	78	80
Babson CLO Ltd.
3.486% due 10/17/2026 •	4,000	4,004
Bear Stearns Asset-Backed Securities Trust
3.216% due 10/25/2037 •	1,309	1,317
Black Diamond CLO Ltd.
3.386% due 02/06/2026 •	3,590	3,594
Capital One Multi-Asset Execution Trust
2.608% due 02/15/2022 •	4,100	4,109
CARDS Trust
2.418% due 10/17/2022 •	5,100	5,104
2.508% due 04/17/2023 •	10,000	10,019
3.047% due 04/17/2023	10,000	9,983
CarMax Auto Owner Trust
2.730% due 08/16/2021	5,100	5,095
Chase Issuance Trust
2.578% due 11/15/2020 •	2,533	2,534
Chesapeake Funding LLC
2.528% due 08/15/2030 •	8,000	8,009
3.230% due 08/15/2030	6,000	5,998
Citigroup Mortgage Loan Trust, Inc.
2.936% due 09/25/2035 ^•	1,913	1,924
Countrywide Asset-Backed Certificates
2.916% due 12/25/2033 •	1,051	1,037
3.016% due 03/25/2033 •	661	654
Countrywide Asset-Backed Certificates Trust
4.166% due 08/25/2035 •	3,760	3,782
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •	6	6
Crown Point CLO Ltd.
3.276% due 07/17/2028 •	3,000	3,000
Edsouth Indenture LLC
3.366% due 09/25/2040 •	873	879
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •	5,000	5,000
Exeter Automobile Receivables Trust
2.900% due 01/18/2022	4,421	4,419
Figueroa CLO Ltd.
3.239% due 01/15/2027 •	5,000	5,000
First Franklin Mortgage Loan Trust
2.936% due 05/25/2035 •	58	59
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	421	420
2.298% due 11/15/2019 •	631	631
2.710% due 12/15/2020	5,100	5,097
Ford Credit Auto Owner Trust
2.440% due 01/15/2027	4,000	3,952
Ford Credit Floorplan Master Owner Trust
2.343% due 05/15/2023 •	5,100	5,104
Gallatin CLO Ltd.
3.485% due 01/21/2028 •	5,000	5,000
GE-WMC Mortgage Securities Trust
2.256% due 08/25/2036 •	9	6
GM Financial Consumer Automobile
1.510% due 03/16/2020	1,282	1,280
GMF Floorplan Owner Revolving Trust
2.413% due 03/15/2023 •	3,900	3,910
Gracechurch Card Funding PLC
2.558% due 07/15/2022 •	5,000	4,999
GSAMP Trust
2.606% due 01/25/2036 •	1,062	1,056
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	5,000	4,998
JPMorgan Mortgage Acquisition Corp.
2.396% due 02/25/2036 •	43	43
2.446% due 05/25/2035 •	313	313

Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •		282	283
MMAF Equipment Finance LLC
2.400% due 06/10/2019		1,151	1,151
2.920% due 07/12/2021		5,000	4,996
NovaStar Mortgage Funding Trust
2.536% due 05/25/2036 •		4,399	4,371
NYMT Residential LLC
4.000% due 03/25/2021 Ø		428	430
Octagon Investment Partners Ltd.
3.439% due 04/15/2026 •		3,143	3,144
OSCAR U.S. Funding Trust LLC
2.437% due 08/12/2019 «		2,068	2,072
3.150% due 08/10/2021 «		5,000	5,003
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •		5,000	5,000
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •		5,000	4,990
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •		841	846
Penarth Master Issuer PLC
2.545% due 03/18/2022 •		5,100	5,098
Prestige Auto Receivables Trust
1.460% due 07/15/2020		289	288
RAAC Trust
2.696% due 03/25/2037 •		233	234
Renaissance Home Equity Loan Trust
3.216% due 12/25/2033 •		2,520	2,486
Residential Asset Securities Corp. Trust
3.101% due 01/25/2034 •		2,856	2,852
SLC Student Loan Trust
2.434% due 09/15/2026 •		2,408	2,406
2.444% due 03/15/2027 •		4,396	4,382
SLM Student Loan Trust
2.425% due 10/25/2024 •		1,499	1,499
2.485% due 10/25/2029 •		4,659	4,655
2.835% due 04/25/2024 •		2,726	2,732
2.885% due 10/26/2026 •		1,171	1,172
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		2,225	2,213
3.050% due 12/26/2025		2,154	2,145
Sound Point CLO Ltd.
3.238% due 01/20/2028 •		5,000	4,992
Specialty Underwriting & Residential Finance Trust
2.606% due 12/25/2036 •		4,800	4,794
Structured Asset Investment Loan Trust
2.921% due 03/25/2034 •		482	478
3.191% due 10/25/2033 •		224	225
TICP CLO Ltd.
3.743% due 04/20/2028 •		6,100	6,040
Trillium Credit Card Trust
2.315% due 02/27/2023 •		7,600	7,605
Upstart Securitization Trust
3.015% due 08/20/2025		3,456	3,456
Wells Fargo Home Equity Asset-Backed Securities Trust
2.606% due 05/25/2036 •		516	517
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		421	421
2.840% due 09/15/2021		6,000	5,996
WhiteHorse Ltd.
3.266% due 04/17/2027 •		5,000	4,991
Zais CLO Ltd.
0.000% due 04/15/2028 •(b)		5,000	5,000

Total Asset-Backed Securities (Cost $256,720)			260,954

SOVEREIGN ISSUES 5.1%
Argentina Government International Bond
6.250% due 04/22/2019		5,000	5,013
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	146,900	4,135
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (e)	BRL	287,800	70,167
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$8,400	8,201

Spain Government International Bond
4.000% due 04/30/2020	EUR	11,600	14,368

Total Sovereign Issues (Cost $112,483)			101,884

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.0%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~		$6,000	6,012

COMMERCIAL PAPER 4.1%
Bank of Montreal
1.684% due 10/04/2018	CAD	6,500	5,031
1.715% due 10/01/2018		7,800	6,038
Campbell Soup Co.
2.550% due 11/07/2018		$1,400	1,396
2.900% due 01/14/2019		5,000	4,961
Enbridge Energy Partners LP
3.040% due 10/11/2018		6,000	5,995
Entergy Corp.
2.400% due 10/02/2018		5,100	5,099
2.400% due 10/31/2018		2,000	1,995
2.630% due 10/12/2018		5,000	4,995
HSBC Holdings PLC
1.736% due 10/19/2018	CAD	3,600	2,785
Hyundai Capital America
2.400% due 10/03/2018		$5,000	4,998
Marriott International, Inc.
2.430% due 10/19/2018		5,000	4,993
Mondelez International, Inc.
2.270% due 10/05/2018		5,000	4,998
2.470% due 11/16/2018		5,000	4,983
Royal Caribbean Cruise
2.650% due 10/10/2018		4,000	3,997
Schlumberger Holdings
2.620% due 10/01/2018		5,000	4,999
2.620% due 10/03/2018		6,000	5,998
Syngenta Wilmington, Inc.
2.900% due 11/23/2018		5,000	4,980
Toronto-Dominion Bank
1.705% due 10/01/2018	CAD	4,400	3,406

			81,647

REPURCHASE AGREEMENTS (i) 0.3%			6,094

SHORT-TERM NOTES 1.0%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~		$4,400	4,402
Letras del Banco Central de la Republica Argentina
37.800% due 11/21/2018 (f)	ARS	1,500	34
43.450% due 10/17/2018 (f)		1,874	44
43.600% due 10/17/2018 (f)		1,047	25
43.650% due 10/17/2018 (f)		935	22
45.000% due 11/21/2018 (f)		51,846	1,181
Pacific Gas & Electric Co.
2.541% (US0003M + 0.230%) due 11/28/2018 ~		$6,800	6,795
Pepper Residential Securities Trust
2.658% due 03/16/2019 •		5,100	5,093
Republic of Agentina Bond
3.750% due 02/08/2019	ARS	14,000	413

Westlake Automobile Receivables Trust
2.500% due 05/15/2019		$1,280	1,280

			19,289

ARGENTINA TREASURY BILLS 0.3%
2.010% due 10/12/2018 - 03/29/2019 (d)(e)	ARS	48,608	1,204
3.100% due 10/26/2018 (e)(f)		$5,300	5,286

			6,490

GREECE TREASURY BILLS 0.5%
0.957% due 11/02/2018 - 03/15/2019 (d)(e)	EUR	8,800	10,182

JAPAN TREASURY BILLS 12.9%
(0.158)% due 10/09/2018 - 11/26/2018 (d)(e)	JPY	29,250,000	257,468

U.S. TREASURY BILLS 0.6%
2.113% due 10/18/2018 - 12/13/2018 (d)(e)(l)(n)		$11,935	11,900

Total Short-Term Instruments (Cost $405,640)			399,082

Total Investments in Securities (Cost $2,549,939)			2,532,417

	SHARES
INVESTMENTS IN AFFILIATES 13.2%
SHORT-TERM INSTRUMENTS 13.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.2%
PIMCO Short Asset Portfolio		20,524,870	205,618
PIMCO Short-Term Floating NAV Portfolio III		5,820,741	57,550

Total Short-Term Instruments (Cost $262,924)			263,168

Total Investments in Affiliates (Cost $262,924)			263,168

Total Investments 140.4% (Cost $2,812,863)			$2,795,585
Financial Derivative Instruments (k)(m) 0.8% (Cost or Premiums, net $(472))			16,402
Other Assets and Liabilities, net (41.2)%			(821,264)

Net Assets 100.0%			$1,990,723

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$6,094	U.S. Treasury Bonds 3.625% due 02/15/2044	$(6,219)	$6,094	$6,095

Total Repurchase Agreements						$(6,219)	$6,094	$6,095

Reverse Repurchase agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	2.300%	09/13/2018	10/11/2018	$(103,238)	$(103,357)

Total Reverse Repurchase Agreements					$(103,357)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	5.000%	10/01/2048	$100	$(106)	$(105)
Fannie Mae, TBA	6.000	10/01/2048	1,500	(1,625)	(1,622)
Freddie Mac, TBA	5.000	10/01/2048	250	(263)	(262)

Total Short Sales (0.1)%				$(1,994)	$(1,989)

(j)	Securities with an aggregate market value of $105,839 and cash of $430 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(21,921) at a weighted average interest rate of 2.172%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$103.500	11/23/2018	207	$414	$2	$0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	103.625	11/23/2018	51	102	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	103.750	11/23/2018	78	156	1	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	103.875	11/23/2018	24	48	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.125	11/23/2018	701	1,402	6	1
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.250	11/23/2018	52	104	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.375	11/23/2018	164	328	1	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.500	11/23/2018	2,039	4,078	17	2
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.000	11/23/2018	46	46	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.250	11/23/2018	7	7	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	106.000	11/23/2018	307	307	3	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	106.500	11/23/2018	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.250	11/23/2018	570	570	5	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.500	11/23/2018	84	84	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	127.000	11/23/2018	198	198	2	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.500	11/23/2018	1,393	1,393	12	1
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	133.500	11/23/2018	35	35	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	134.000	11/23/2018	523	523	5	1

Total Purchased Options					$55	$6

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	2,038	$495,030	$(2,527)	$76	$0
90-Day Eurodollar September Futures	09/2019	876	212,255	(325)	33	0
Euro-Bund 10-Year Bond December Futures	12/2018	667	122,970	(1,054)	581	0
U.S. Treasury 2-Year Note December Futures	12/2018	5,677	1,196,339	(3,152)	266	0
U.S. Treasury 5-Year Note December Futures	12/2018	1,015	114,164	(964)	56	0

				$(8,022)	$1,012	$0

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2018	65	$(18,924)	$(4)	$0	$0
90-Day Eurodollar December Futures	12/2020	801	(193,912)	484	0	(30)
90-Day Eurodollar June Futures	06/2020	636	(153,960)	288	0	(24)
90-Day Eurodollar March Futures	03/2020	203	(49,144)	119	0	(10)
90-Day Eurodollar September Futures	09/2020	1,076	(260,486)	354	0	(41)
Euro-BTP Italy Government Bond December Futures	12/2018	515	(74,049)	518	1,901	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	734	(128,726)	976	9	(409)
U.S. Treasury 10-Year Note December Futures	12/2018	2,183	(259,299)	2,703	0	(68)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	06/2020	870	(139,845)	70	28	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2020	870	(139,930)	42	28	(14)

				$5,550	$1,966	$(610)

Total Futures Contracts				$(2,472)	$2,978	$(610)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.627%		$1,000	$23	$(4)	$19	$0	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	0.509	EUR	4,000	(12)	30	18	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.082		$1,700	17	(9)	8	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.216	EUR	1,700	17	(13)	4	0	0

							$45	$4	$49	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-30 5-Year Index	(1.000)%	Quarterly	06/20/2023	$89,500	$(1,553)	$(246)	$(1,799)	$6	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	368,400	$(427)	$(27)	$(454)	$0	$(48)
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		311,300	(259)	112	(147)	0	(40)
Pay	1-Year BRL-CDI	8.475	Maturity	01/02/2020		342,100	(245)	573	328	0	(37)
Pay	1-Year BRL-CDI	8.850	Maturity	01/02/2020		249,000	173	274	447	0	(32)
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		56,600	(37)	(81)	(118)	0	(27)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		$33,500	1,064	429	1,493	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		24,100	1,289	324	1,613	0	(12)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	30,800	530	247	777	0	(49)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	9,450,000	(114)	(160)	(274)	0	(2)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		3,070,000	(43)	(38)	(81)	0	(3)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		3,120,000	69	(5)	64	0	(44)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		340,000	(11)	(18)	(29)	0	(11)

							$1,989	$1,630	$3,619	$0	$(322)

Total Swap Agreements							$481	$1,388	$1,869	$6	$(322)

(l)

Securities with an aggregate market value of $3,096 and cash of $15,636 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	BRL	1,405	$	344	$0	$(4)
	10/2018	JPY	90,000		816	23	0
	10/2018	MXN	42,534		2,251	0	(22)
	10/2018	$	12,327	AUD	16,987	0	(48)
	10/2018		351	BRL	1,405	0	(3)
	10/2018		4,369	RUB	294,938	127	0
	11/2018	AUD	16,987	$	12,330	48	0
	11/2018	EUR	1,200		1,456	59	0
	11/2018	SEK	95,150		10,625	31	(150)
	11/2018	$	343	BRL	1,405	4	0
	11/2018		3,623	EUR	3,082	0	(32)
	01/2019	BRL	210,200	$	56,083	4,426	0
BPS	10/2018	ARS	23,879		627	50	0
	10/2018	CAD	11,803		9,037	0	(101)
	10/2018	JPY	750,000		6,793	179	0
	10/2018	RUB	93,229		1,375	0	(47)
	10/2018	TRY	1,990		321	0	(8)
	10/2018	$	1,207	ARS	47,501	0	(70)
	10/2018		1,355	RUB	93,229	67	0
	10/2018		1,607	TRY	10,195	76	0
	11/2018	JPY	2,640,000	$	23,783	488	0
	11/2018	MXN	88,361		4,637	0	(53)
	12/2018	$	12,327	CAD	15,785	0	(86)
BRC	10/2018	INR	256,727	$	3,527	0	(3)
	10/2018	JPY	1,360,000		12,342	357	0
	10/2018	$	3,384	RUB	231,455	145	0
	11/2018	JPY	3,820,000	$	34,644	904	0
	11/2018	SEK	44,150		5,045	59	0
	11/2018	$	6,270	TRY	41,492	410	0
	12/2018		3,495	INR	256,727	2	0
CBK	10/2018	JPY	2,620,000	$	23,447	367	0
	10/2018	RUB	126,700		1,856	0	(74)
	10/2018	$	135	ARS	5,498	0	(4)
	10/2018		7,058	RUB	485,830	347	0
	11/2018	EUR	29,299	$	33,979	56	(212)
	11/2018	GBP	799		1,018	0	(25)
	11/2018	JPY	9,321,100		84,269	2,023	0
	11/2018	SEK	83,375		9,555	141	0
	11/2018	$	3,575	EUR	3,120	60	0
	11/2018		5,118	MXN	100,014	190	0
	11/2018		9,704	RUB	659,620	319	0
	11/2018		27,396	SEK	246,765	469	0
DUB	10/2018		3,087	RUB	217,788	228	0
GLM	10/2018	AUD	16,987	$	12,291	12	0
	10/2018	BRL	3,235		796	0	(5)
	10/2018	RUB	318,130		4,758	0	(89)
	10/2018	$	808	BRL	3,235	0	(7)
	10/2018		5,161	MXN	98,839	109	0
	11/2018	BRL	2,217	$	550	2	0
	11/2018	EUR	931		1,083	0	(1)
	11/2018	$	4,813	MXN	93,697	160	0
	01/2019		9,239	BRL	34,800	0	(687)
HUS	10/2018	BRL	4,639	$	1,159	10	0
	10/2018	CAD	9,366		7,141	0	(111)
	10/2018	RUB	161,145		2,439	0	(13)
	10/2018	$	96	ARS	3,445	0	(14)
	10/2018		1,130	BRL	4,639	18	0
	10/2018		4,683	CAD	6,071	18	0
	10/2018		7	MXN	138	0	0
	10/2018		2,310	RUB	146,667	0	(74)
	11/2018	CAD	6,071	$	4,686	0	(18)
	11/2018	MXN	375,819		19,726	2	(224)
	11/2018	$	55	ARS	2,269	0	(4)
	11/2018		1,157	GBP	881	0	(6)
	11/2018		12,324	MXN	238,373	328	0
	11/2018		1,029	ZAR	15,627	72	0
	12/2018	THB	10,231	$	314	0	(3)
	03/2019	EUR	4,200		5,365	419	0
JPM	10/2018	BRL	21,400		5,345	46	0
	10/2018	GBP	19,102		25,165	267	0
	10/2018	RUB	1,630,619		24,359	0	(492)
	10/2018	TRY	6,180		1,003	0	(20)
	10/2018	$	5,523	BRL	21,400	0	(224)
	10/2018		1,964	INR	143,058	3	0
	10/2018		33,135	MXN	640,949	986	0
	10/2018		3,813	RUB	242,486	0	(117)
	10/2018		4,949	TRY	31,175	157	0
	11/2018	JPY	3,349,000	$	30,383	814	0
	11/2018	MXN	694,282		35,700	0	(1,151)
	11/2018	SEK	24,010		2,728	17	0
	11/2018	$	25,199	GBP	19,102	0	(267)
	11/2018		1,020	RUB	66,945	0	(3)
	11/2018		1,006	TRY	6,377	20	0
	01/2019	BRL	112,400	$	30,440	2,818	0
MSB	10/2018		21,400		6,209	910	0
	10/2018	$	5,345	BRL	21,400	0	(46)
	10/2018		1,841	RUB	126,700	88	0
	12/2018		10,980	INR	801,082	0	(70)
MYI	11/2018	JPY	5,405,000	$	48,876	1,188	0
NGF	10/2018	$	1,560	INR	113,669	3	0
RBC	10/2018	CAD	12,200	$	9,272	0	(173)
	11/2018	$	4,224	MXN	82,861	174	0
RYL	10/2018	DKK	4,325	$	723	50	0
	10/2018	$	932	RUB	63,989	42	0
SCX	10/2018	CAD	3,600	$	2,791	2	0
	10/2018	TRY	1,990		300	0	(25)
	11/2018	$	16,982	RUB	1,153,606	547	0
	12/2018	RUB	398,593	$	5,840	0	(199)
	12/2018	$	206	INR	14,797	0	(4)
SOG	10/2018	RUB	217,569	$	3,296	0	(15)
	10/2018	$	24,618	GBP	19,102	280	0
	11/2018	GBP	34,371	$	44,013	0	(873)
	11/2018	$	7,177	GBP	5,610	149	0
	11/2018		6,151	RUB	387,982	0	(256)
	12/2018		11,733		800,497	395	0
SSB	12/2018		126	MYR	520	0	0
UAG	10/2018	JPY	1,410,000	$	12,789	360	0
	10/2018	$	863	TRY	5,656	63	0
	11/2018	JPY	2,990,000	$	26,947	559	0
	11/2018	$	38,749	JPY	4,269,500	0	(1,052)
	11/2018		8,530	RUB	547,591	0	(210)

Total Forward Foreign Currency Contracts						$22,743	$(7,395)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC USD versus INR	INR	68.500	12/07/2018	$10,000	$10	$3

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	$73.500	11/06/2018	$20,000	$1	$0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	82.000	11/06/2018	26,000	2	0

					$3	$0

Total Purchased Options					$13	$3

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus CAD	CAD	1.282	10/26/2018	$9,300	$(54)	$(40)
	Call - OTC USD versus RUB	RUB	67.100	10/11/2018	2,425	(75)	(6)
CBK	Put - OTC USD versus RUB		68.500	10/18/2018	6,000	(81)	(275)
	Call - OTC USD versus RUB		68.000	10/23/2018	4,100	(117)	(15)
DUB	Put - OTC USD versus MXN	MXN	18.930	10/23/2018	4,900	(36)	(81)
	Put - OTC USD versus RUB	RUB	68.500	10/26/2018	8,700	(77)	(400)
GLM	Call - OTC USD versus TRY	TRY	7.280	11/02/2018	1,300	(31)	(4)
HUS	Call - OTC USD versus TRY		7.400	11/19/2018	3,000	(95)	(15)
	Call - OTC USD versus TRY		7.700	12/10/2018	7,000	(215)	(49)
	Call - OTC USD versus ZAR	ZAR	16.050	11/15/2018	5,600	(73)	(16)
MYI	Put - OTC USD versus MXN	MXN	18.850	10/17/2018	2,100	(14)	(27)
SCX	Call - OTC USD versus TRY	TRY	7.110	10/23/2018	1,500	(35)	(3)
	Call - OTC USD versus ZAR	ZAR	16.000	10/26/2018	4,900	(66)	(4)

						$(969)	$(935)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 4.000% due 12/01/2048	$101.563	12/06/2018	$45,000	$(63)	$(76)

Total Written Options					$(1,032)	$(1,011)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	PSEG Power LLC	1.000%	Quarterly	12/20/2018	0.078%	$1,700	$11	$(7)	$4	$0

Total Swap Agreements							$11	$(7)	$4	$0

(n)

Securities with an aggregate market value of $1,286 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$5,979	$5,979
Corporate Bonds & Notes
Banking & Finance	0	504,302	0	504,302
Industrials	0	179,692	0	179,692
Utilities	0	49,522	0	49,522
U.S. Government Agencies	0	980,978	0	980,978
Non-Agency Mortgage-Backed Securities	0	50,024	0	50,024
Asset-Backed Securities	0	253,879	7,075	260,954
Sovereign Issues	0	101,884	0	101,884
Short-Term Instruments
Certificates of Deposit	0	6,012	0	6,012
Commercial Paper	0	81,647	0	81,647
Repurchase Agreements	0	6,094	0	6,094
Short-Term Notes	0	19,289	0	19,289
Argentina Treasury Bills	0	6,490	0	6,490
Greece Treasury Bills	0	10,182	0	10,182
Japan Treasury Bills	0	257,468	0	257,468
U.S. Treasury Bills	0	11,900	0	11,900
	$0	$2,519,363	$13,054	$2,532,417

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$263,168	$0	$0	$263,168

Total Investments	$263,168	$2,519,363	$13,054	$2,795,585

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,989)	$0	$(1,989)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,978	12	0	2,990
Over the counter	0	22,750	0	22,750
	$2,978	$22,762	$0	$25,740

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(610)	(322)	0	(932)
Over the counter	0	(8,406)	0	(8,406)

	$(610)	$(8,728)	$0	$(9,338)

Total Financial Derivative Instruments	$2,368	$14,034	$0	$16,402

Totals	$265,536	$2,531,408	$13,054	$2,809,998

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC
3.966% (LIBOR03M + 1.750%) due 10/25/2023		$84	$85

Total Loan Participations and Assignments (Cost $84)			85

CORPORATE BONDS & NOTES 9.2%
BANKING & FINANCE 4.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	402
4.625% due 10/30/2020		100	102
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	123
Ally Financial, Inc.
3.250% due 11/05/2018		$100	100
3.750% due 11/18/2019		200	200
American Tower Corp.
2.800% due 06/01/2020		200	198
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(e)(f)	EUR	400	484
7.000% due 02/19/2019 •(e)(f)		600	711
Bank of America Corp.
5.875% due 03/15/2028 •(e)		$1,260	1,250
Bank of Ireland
7.375% due 06/18/2020 •(e)(f)	EUR	400	503
Barclays PLC
6.500% due 09/15/2019 •(e)(f)		200	240
7.000% due 09/15/2019 •(e)(f)	GBP	200	264
8.000% due 12/15/2020 •(e)(f)	EUR	490	628
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	628
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	1,800	2,205
6.625% due 06/29/2021 •(e)(f)		600	775
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$2,600	2,588
Deutsche Bank AG
4.250% due 10/14/2021		10,600	10,559
Ford Motor Credit Co. LLC
2.943% due 01/08/2019		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		200	199
3.613% (US0003M + 1.270%) due 10/04/2019 ~		100	101
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		9,900	10,058
ING Bank NV
2.625% due 12/05/2022		3,200	3,112
International Lease Finance Corp.
5.875% due 04/01/2019		600	608
6.250% due 05/15/2019		500	510
8.250% due 12/15/2020		2,400	2,624
John Deere Capital Corp.
2.656% (US0003M + 0.290%) due 06/22/2020 ~		7,200	7,215
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		2,800	2,809
6.375% due 06/27/2020 •(e)(f)	EUR	600	738
Macquarie Bank Ltd.
2.687% (US0003M + 0.350%) due 04/04/2019 ~		$3,800	3,803
Mitsubishi UFJ Financial Group, Inc.
4.201% (US0003M + 1.880%) due 03/01/2021 ~		2,015	2,081
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		1,000	1,002
Nationwide Building Society
6.875% due 06/20/2019 •(e)(f)	GBP	300	399
Navient Corp.
4.875% due 06/17/2019		$200	202
5.500% due 01/15/2019		2,600	2,616
8.000% due 03/25/2020		1,800	1,907
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,115
4.519% due 06/25/2024 •		1,400	1,397
7.500% due 08/10/2020 •(e)(f)		720	739

8.625% due 08/15/2021 •(e)(f)	200	215
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~	4,500	4,515
Toronto-Dominion Bank
2.250% due 03/15/2021	4,800	4,689
UBS AG
2.637% due 12/07/2018 •	5,600	5,603
2.907% due 06/08/2020 •	5,800	5,827
Unibail-Rodamco SE
3.109% (US0003M + 0.770%) due 04/16/2019 ~	5,700	5,717

		92,861

INDUSTRIALS 2.4%
Allergan Funding SCS
3.000% due 03/12/2020	1,200	1,199
Allergan Sales LLC
5.000% due 12/15/2021	1,600	1,660
Allergan, Inc.
3.375% due 09/15/2020	1,100	1,100
AP Moller - Maersk A/S
2.550% due 09/22/2019	100	99
BAT Capital Corp.
2.909% due 08/14/2020 •	3,300	3,313
BAT International Finance PLC
2.750% due 06/15/2020	100	99
Charter Communications Operating LLC
3.579% due 07/23/2020	2,480	2,483
4.464% due 07/23/2022	150	153
D.R. Horton, Inc.
3.750% due 03/01/2019	100	100
Dell International LLC
3.480% due 06/01/2019	11,200	11,230
Discovery Communications LLC
3.048% (US0003M + 0.710%) due 09/20/2019 ~	500	502
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~	2,800	2,800
EMC Corp.
2.650% due 06/01/2020	300	295
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~	3,700	3,700
3.034% (US0003M + 0.700%) due 06/15/2020 ~	5,100	5,120
Energy Transfer Partners LP
5.750% due 09/01/2020	100	103
ERAC USA Finance LLC
2.800% due 11/01/2018	100	100
4.500% due 08/16/2021	500	512
5.250% due 10/01/2020	400	413
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~	70	70
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	100	102
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	5,700	5,717
Ryder System, Inc.
2.450% due 09/03/2019	100	100
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,300	1,353
Sky PLC
2.625% due 09/16/2019	100	100
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	75	75
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	400	409
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	3,780	3,778
Time Warner Cable LLC
5.000% due 02/01/2020	500	510
8.250% due 04/01/2019	100	103
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	100	101
VMware, Inc.
3.900% due 08/21/2027	200	189
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,100	1,095
2.450% due 11/20/2019	300	297

		49,080

UTILITIES 2.2%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	2,900	2,927
3.289% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,555

5.000% due 03/01/2021		100	104
5.150% due 02/15/2050		1,600	1,518
5.200% due 03/15/2020		1,000	1,029
5.300% due 08/15/2058		600	574
British Transco International Finance BV
0.000% due 11/04/2021 (b)		600	536
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		700	704
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~		4,600	4,602
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~		5,900	5,918
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	123
4.625% due 10/15/2018	EUR	800	931
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$100	102
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		3,650	3,657
2.711% (US0003M + 0.400%) due 08/21/2020 ~		3,700	3,703
Petrobras Global Finance BV
4.375% due 05/20/2023		400	381
5.299% due 01/27/2025		8,075	7,562
5.999% due 01/27/2028		560	518
6.125% due 01/17/2022		1,392	1,440
6.625% due 01/16/2034	GBP	100	127
8.375% due 12/10/2018		$700	708
Plains All American Pipeline LP
2.600% due 12/15/2019		100	99
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		1,400	1,399
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~		1,700	1,700

			44,917

Total Corporate Bonds & Notes (Cost $187,499)			186,858

MUNICIPAL BONDS & NOTES 0.0%
SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.461% (US0003M + 0.140%) due 12/01/2023 ~		160	160

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		645	646

Total Municipal Bonds & Notes (Cost $777)			806

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
2.194% due 12/25/2036 •		34	33
2.366% due 08/25/2034 •		37	37
2.566% due 07/25/2037 - 05/25/2042 •		56	56
2.656% due 05/25/2036 •		12	12
2.896% due 02/25/2041 •		1,246	1,271
2.947% due 07/01/2044 - 09/01/2044 •		29	28
3.687% due 10/01/2035 •		39	40
3.914% due 05/25/2035 ~		237	249
Fannie Mae, TBA
3.500% due 10/01/2033 - 11/01/2048		185,940	182,961
4.000% due 10/01/2048 - 12/01/2048		174,700	176,177
Freddie Mac
2.346% due 08/25/2031 •		37	37
2.432% due 07/15/2044 •		3,602	3,592
2.608% due 08/15/2033 - 09/15/2042 •		6,675	6,699
2.913% due 02/25/2045 •		663	663
3.045% due 10/25/2044 •		2,131	2,123
3.548% due 01/01/2034 •		72	76
4.626% due 12/01/2035 •		25	26
Ginnie Mae
3.247% due 04/20/2067 •		2,774	2,850
NCUA Guaranteed Notes
2.530% due 10/07/2020 •		1,148	1,151
2.681% due 12/08/2020 •		2,796	2,810
Small Business Administration
6.020% due 08/01/2028		413	436

Total U.S. Government Agencies (Cost $381,995)			381,327

U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Bonds
3.000% due 02/15/2048 (h)		140	134

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019	37,214	36,988
0.125% due 04/15/2020 (h)	107,767	106,395
0.125% due 04/15/2021 (h)	184,662	180,949
0.125% due 01/15/2022	23,927	23,343
0.125% due 04/15/2022 (j)	15,796	15,354
0.125% due 07/15/2022	50,580	49,373
0.125% due 01/15/2023	16,694	16,168
0.125% due 07/15/2024 (l)	27,540	26,471
0.125% due 07/15/2026	26,662	25,159
0.250% due 01/15/2025 (h)	101,130	97,089
0.375% due 07/15/2023	82,804	81,218
0.375% due 07/15/2025	21,813	21,135
0.375% due 01/15/2027 (h)(l)	3,328	3,180
0.500% due 01/15/2028	72,597	69,729
0.625% due 07/15/2021 (j)(l)	4,361	4,350
0.625% due 04/15/2023	17,298	17,082
0.625% due 01/15/2024	49,966	49,320
0.625% due 01/15/2026 (h)	166,161	162,709
0.625% due 02/15/2043 (h)(l)	4,626	4,212
0.750% due 02/15/2042	13,707	12,891
0.750% due 02/15/2045	58,679	54,656
0.875% due 02/15/2047	42,484	40,691
1.000% due 02/15/2046	29,218	28,889
1.000% due 02/15/2048	34,473	34,083
1.250% due 07/15/2020 (j)(l)	1,213	1,227
1.375% due 01/15/2020	80,839	81,438
1.375% due 02/15/2044	67,602	72,561
1.750% due 01/15/2028	75,804	81,213
1.875% due 07/15/2019 (h)(j)(l)	10,032	10,158
2.000% due 01/15/2026	48,799	52,522
2.125% due 02/15/2040	41,787	50,581
2.125% due 02/15/2041	4,546	5,540
2.375% due 01/15/2025 (h)	136,620	148,920
2.375% due 01/15/2027	18,632	20,770
2.500% due 01/15/2029 (h)	114,451	131,684
3.375% due 04/15/2032	11,679	15,193
3.625% due 04/15/2028	54,380	67,590
3.875% due 04/15/2029 (h)	78,410	101,080
U.S. Treasury Notes
2.125% due 03/31/2024 (h)	3,670	3,514
2.750% due 02/15/2024 (l)	800	792

Total U.S. Treasury Obligations (Cost $2,062,601)		2,006,351

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
3.997% due 05/25/2036 ~	169	158
Alliance Bancorp Trust
2.456% due 07/25/2037 •	1,069	967
American Home Mortgage Investment Trust
4.016% due 09/25/2045 •	130	131
Banc of America Funding Trust
2.385% due 07/20/2036 •	65	65
3.835% due 06/29/2037 ~	335	291
3.929% due 01/20/2047 ^~	227	218
4.026% due 02/20/2036 ~	348	347
Banc of America Mortgage Trust
3.685% due 02/25/2036 ^~	286	269
3.941% due 11/25/2034 ~	32	34
4.396% due 06/25/2035 ~	64	60
Bear Stearns Adjustable Rate Mortgage Trust
3.740% due 01/25/2035 ~	247	245
3.767% due 03/25/2035 ~	243	238
4.145% due 07/25/2036 ^~	359	338
4.164% due 02/25/2036 ^~	87	83
4.730% due 10/25/2035 •	506	513
Bear Stearns ALT-A Trust
4.098% due 03/25/2036 ^~	438	377
4.187% due 09/25/2035 ~	1,170	961
Chase Mortgage Finance Trust
4.105% due 02/25/2037 ~	26	26
ChaseFlex Trust
6.000% due 02/25/2037 ^	398	287
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.496% due 01/25/2035 •	9	9
Citigroup Mortgage Loan Trust
3.710% due 03/25/2036 ^•	558	538
4.186% due 09/25/2037 ^~	617	596
4.490% due 05/25/2035 •	23	23
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	15	14
Countrywide Alternative Loan Trust
2.326% due 06/25/2046 •	181	174
2.345% due 02/20/2047 ^•	453	379

2.396% due 05/25/2047 •		123	121
2.406% due 09/25/2046 ^•		3,615	3,326
2.496% due 12/25/2035 •		25	24
2.845% due 12/25/2035 •		80	74
6.000% due 03/25/2037 ^		4,506	3,334
Countrywide Home Loan Mortgage Pass-Through Trust
3.346% due 05/20/2036 ^~		86	81
4.529% due 11/19/2033 ~		12	13
5.500% due 08/25/2035 ^		70	66
6.000% due 04/25/2036		552	470
Credit Suisse Mortgage Capital Mortgage-Backed Trust
9.510% due 10/26/2036 ~		306	278
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.316% due 10/25/2036 ^•		12	9
Eurosail PLC
1.750% due 06/13/2045 •	GBP	2,804	3,641
First Horizon Alternative Mortgage Securities Trust
4.105% due 06/25/2034 ~		$162	161
6.000% due 02/25/2037		454	358
First Horizon Mortgage Pass-Through Trust
3.719% due 02/25/2035 ~		445	451
4.277% due 08/25/2035 ~		243	204
GreenPoint Mortgage Funding Trust
2.656% due 06/25/2045 •		234	227
2.756% due 11/25/2045 •		155	138
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,120
GSR Mortgage Loan Trust
3.648% due 01/25/2035 ~		111	111
3.902% due 09/25/2035 ~		229	234
4.354% due 07/25/2035 ~		269	272
4.405% due 12/25/2034 ~		367	371
HarborView Mortgage Loan Trust
2.505% due 06/20/2035 •		81	81
2.608% due 05/19/2035 •		70	68
2.728% due 02/19/2036 •		142	123
IndyMac Mortgage Loan Trust
2.496% due 07/25/2035 •		245	223
2.996% due 05/25/2034 •		26	25
3.625% due 12/25/2034 ~		109	109
4.295% due 11/25/2035 ^~		211	208
JPMorgan Mortgage Trust
3.486% due 07/27/2037 ~		591	586
4.112% due 07/25/2035 ~		320	328
4.219% due 02/25/2035 ~		163	163
4.381% due 08/25/2035 ^~		188	184
4.410% due 07/25/2035 ~		122	125
4.515% due 09/25/2035 ~		62	62
4.608% due 08/25/2035 ~		205	207
JPMorgan Resecuritization Trust
6.000% due 02/27/2037 ~		27	27
MASTR Adjustable Rate Mortgages Trust
4.416% due 11/21/2034 ~		146	151
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.858% due 11/15/2031 •		93	93
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •		108	105
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •		103	98
4.220% due 12/25/2035 ~		161	150
Morgan Stanley Mortgage Loan Trust
4.077% due 06/25/2036 ~		321	330
Residential Accredit Loans, Inc. Trust
2.516% due 08/25/2035 •		96	87
Residential Asset Securitization Trust
2.616% due 05/25/2035 •		787	682
6.500% due 09/25/2036 ^		289	209
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		295	281
Sequoia Mortgage Trust
2.365% due 07/20/2036 •		718	690
2.868% due 10/19/2026 •		27	28
Structured Adjustable Rate Mortgage Loan Trust
3.245% due 01/25/2035 •		93	89
4.163% due 12/25/2034 ~		33	33
4.181% due 08/25/2035 ~		117	117
4.231% due 02/25/2034 ~		110	111
Structured Asset Mortgage Investments Trust
2.406% due 06/25/2036 •		76	75
2.418% due 07/19/2035 •		654	641
2.426% due 04/25/2036 •		300	282
2.828% due 10/19/2034 •		61	61
Swan Trust
3.160% due 04/25/2041 •	AUD	108	78
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,614

WaMu Mortgage Pass-Through Certificates Trust
2.518% due 07/25/2046 •		522	515
2.518% due 11/25/2046 •		76	75
2.557% due 12/25/2046 •		78	78
2.575% due 01/25/2047 •		527	533
2.615% due 05/25/2047 •		344	327
2.845% due 02/25/2046 •		116	117
3.045% due 11/25/2042 •		16	16
3.707% due 12/25/2035 ~		114	111
4.045% due 08/25/2035 ~		64	61
Wells Fargo Mortgage-Backed Securities Trust
4.427% due 09/25/2034 ~		32	33

Total Non-Agency Mortgage-Backed Securities (Cost $40,928)			42,815

ASSET-BACKED SECURITIES 6.6%
Adagio CLO Ltd.
0.660% due 10/15/2029 •	EUR	500	578
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •		$870	829
Atrium Corp.
3.177% due 04/22/2027 •		2,000	1,992
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	600	694
Benefit Street Partners CLO Ltd.
3.113% due 07/18/2027 •		$1,100	1,098
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	1,660	1,920
3.386% due 10/03/2029 •		$1,120	1,122
Brookside Mill CLO Ltd.
3.156% due 01/17/2028 •		2,130	2,126
Carlyle Global Market Strategies Euro CLO DAC
0.730% due 09/21/2029 •	EUR	300	348
Catamaran CLO Ltd.
3.187% due 01/27/2028 •		$4,700	4,684
CIFC Funding Ltd.
3.119% due 04/15/2027 •		4,800	4,773
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		659	667
Citigroup Mortgage Loan Trust
2.296% due 01/25/2037 •		132	96
Citigroup Mortgage Loan Trust, Inc.
2.466% due 06/25/2037 •		6,856	6,855
College Loan Corp. Trust
2.585% due 01/25/2024 •		800	792
CoreVest American Finance Trust
2.968% due 10/15/2049		752	734
Countrywide Asset-Backed Certificates
2.466% due 03/25/2037 •		1,300	1,220
3.958% due 04/25/2036 ~		4	4
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		1,644	1,663
Credit-Based Asset Servicing & Securitization LLC
3.266% due 05/25/2035 •		411	411
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •		72	47
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •		454	455
Equity One Mortgage Pass-Through Trust
2.816% due 04/25/2034 •		82	75
First Franklin Mortgage Loan Trust
2.686% due 11/25/2036 •		2,500	2,227
Flagship Ltd.
3.468% due 01/20/2026 •		2,885	2,888
Fremont Home Loan Trust
2.351% due 10/25/2036 •		1,137	1,073
GSAMP Trust
2.286% due 12/25/2036 •		88	54
2.951% due 09/25/2035 ^•		94	93
3.191% due 03/25/2035 ^•		67	59
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		1,800	1,797
HSI Asset Securitization Corp. Trust
2.266% due 10/25/2036 •		6	3
IndyMac Mortgage Loan Trust
2.286% due 07/25/2036 •		724	341
Jamestown CLO Ltd.
3.029% due 07/15/2026 •		3,346	3,337
3.556% due 01/17/2027 •		5,573	5,579
Jubilee CLO BV
0.481% due 12/15/2029 •	EUR	2,400	2,781
0.519% due 07/12/2028 •		1,100	1,274
KVK CLO Ltd.
3.239% due 01/15/2028 •		$610	608

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		1,354	968
Lehman XS Trust
2.376% due 05/25/2036 •		1,563	1,572
5.226% due 06/25/2036 Ø		773	722
Marathon CLO Ltd.
3.182% due 11/21/2027 •		1,530	1,523
MASTR Asset-Backed Securities Trust
2.716% due 10/25/2035 ^•		79	74
Merrill Lynch Mortgage Investors Trust
2.296% due 09/25/2037 •		24	14
2.336% due 02/25/2037 •		324	147
Morgan Stanley IXIS Real Estate Capital Trust
2.266% due 11/25/2036 •		11	5
Navient Student Loan Trust
3.366% due 03/25/2066 •		3,329	3,387
NovaStar Mortgage Funding Trust
2.921% due 01/25/2036 •		2,100	2,089
OCP CLO Ltd.
3.139% due 07/15/2027 •		2,000	1,991
3.155% due 10/26/2027 •		1,950	1,951
3.186% due 04/17/2027 •		1,400	1,398
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •		3,207	3,209
Palmer Square CLO Ltd.
3.556% due 10/17/2027 •		6,000	6,000
Park Place Securities, Inc.
2.686% due 09/25/2035 •		3,200	3,209
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.706% due 09/25/2035 •		800	801
3.266% due 10/25/2034 •		4,000	4,073
RAAC Trust
2.556% due 08/25/2036 •		700	701
Renaissance Home Equity Loan Trust
2.976% due 12/25/2032 •		64	63
Residential Asset Mortgage Products Trust
2.436% due 10/25/2034 •		84	82
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^•		320	116
SLM Private Education Loan Trust
1.850% due 06/17/2030		1,088	1,082
4.408% due 06/16/2042 •		1,210	1,240
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	1,637	1,901
0.000% due 06/17/2024 •		424	491
2.375% due 04/25/2019 •		$1,697	1,694
2.885% due 10/25/2064 •		3,000	3,003
3.835% due 04/25/2023 •		5,268	5,384
SoFi Professional Loan Program LLC
2.050% due 01/25/2041		3,119	3,090
Sound Point CLO Ltd.
3.199% due 04/15/2027 •		3,300	3,294
3.228% due 07/20/2027 •		1,000	999
Soundview Home Loan Trust
2.276% due 11/25/2036 •		49	22
Structured Asset Investment Loan Trust
2.436% due 12/25/2035 •		337	336
Structured Asset Securities Corp. Mortgage Loan Trust
3.604% due 04/25/2035 •		247	242
Symphony CLO Ltd.
3.516% due 10/17/2026 •		900	900
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •		400	400
Tralee CLO Ltd.
3.378% due 10/20/2027 •		2,600	2,602
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø		264	262
Venture CLO Ltd.
3.159% due 04/15/2027 •		5,930	5,905
3.219% due 07/15/2027 •		2,200	2,197
Voya CLO Ltd.
3.055% due 07/25/2026 •		4,800	4,801
Z Capital Credit Partners CLO Ltd.
3.289% due 07/16/2027 •		3,710	3,705

Total Asset-Backed Securities (Cost $130,558)			132,942

SOVEREIGN ISSUES 6.7%
Argentina Government International Bond
5.875% due 01/11/2028		1,850	1,470
6.875% due 01/26/2027		4,700	4,007
30.131% (BADLARPP) due 10/04/2022 ~	ARS	300	12
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		15,619	361
43.077% (ARLLMONP) due 06/21/2020 ~		88,896	2,511
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		200	5

Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	7,083	5,255
3.000% due 09/20/2025 (d)		11,327	9,433
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,220
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (b)	BRL	194,083	47,319
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	5,963	5,950
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	310	391
3.750% due 07/26/2023		880	1,157
3.875% due 05/06/2022		770	997
4.250% due 11/04/2025		680	930
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (d)		1,010	1,197
2.350% due 09/15/2019 (d)		4,799	5,751
2.350% due 09/15/2024 (d)		5,145	6,279
Mexico Government International Bond
7.750% due 05/29/2031	MXN	55,841	2,921
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	7,057	4,951
3.000% due 09/20/2030 (d)		15,687	12,233
Qatar Government International Bond
3.875% due 04/23/2023		$2,000	2,018
5.103% due 04/23/2048		1,500	1,563
Saudi Government International Bond
4.000% due 04/17/2025		3,370	3,378
United Kingdom Gilt
0.125% due 03/22/2046 (d)	GBP	963	1,934
0.125% due 08/10/2048 (d)		718	1,497
0.125% due 11/22/2056 (d)		241	573
0.125% due 11/22/2065 (d)		831	2,306
0.750% due 11/22/2047		1,003	2,370
1.875% due 11/22/2022 (d)		2,027	3,107
4.250% due 12/07/2027		1,600	2,587

Total Sovereign Issues (Cost $148,847)			135,683

SHORT-TERM INSTRUMENTS 3.8%
COMMERCIAL PAPER 1.9%
Bank of Montreal
1.684% due 10/04/2018	CAD	1,800	1,393
1.710% due 10/17/2018		1,300	1,006
1.715% due 10/01/2018		2,600	2,013
Bank of Nova Scotia
1.701% due 10/09/2018		2,600	2,012
1.705% due 10/10/2018		3,500	2,708
1.719% due 10/01/2018		500	387
C.I.B.C.
1.705% due 10/04/2018		600	464
CIMIC Group Ltd.
1.000% due 04/04/2019		$800	784
3.470% due 02/25/2019 «(g)	AUD	2,800	1,995
Enterprise Products Operating LLC
2.370% due 10/19/2018		$6,300	6,291
HSBC Holdings PLC
1.736% due 10/19/2018	CAD	200	155
1.746% due 10/04/2018		1,400	1,084
1.746% due 10/15/2018		4,200	3,249
1.749% due 10/04/2018		1,200	929
1.752% due 10/05/2018		100	77
Royal Bank of Canada
1.684% due 10/22/2018		300	232
1.694% due 10/25/2018		1,100	851
1.705% due 10/04/2018		1,400	1,084
1.714% due 10/10/2018		3,200	2,476
1.714% due 10/18/2018		300	232
1.723% due 10/04/2018		4,300	3,329
Toronto-Dominion Bank
1.676% due 10/24/2018		700	541
1.678% due 10/22/2018		1,200	928
1.690% due 10/12/2018		1,300	1,006
1.702% due 10/09/2018		1,200	929
1.705% due 10/01/2018		1,900	1,471

			37,626

ARGENTINA TREASURY BILLS 0.1%
(31.223)% due 10/12/2018 - 12/28/2018 (a)(b)	ARS	7,280	184
3.032% due 10/26/2018 - 11/16/2018 (a)(b)		$2,427	2,416

			2,600

GREECE TREASURY BILLS 0.1%
1.082% due 10/05/2018 (b)(c)	EUR	1,790	2,078

JAPAN TREASURY BILLS 1.7%
(0.153)% due 10/29/2018 (b)(c)	JPY	3,890,000	34,240

Total Short-Term Instruments (Cost $77,126)			76,544

Total Investments in Securities (Cost $3,030,415)			2,963,411

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		1,810,714	17,903

Total Short-Term Instruments (Cost $17,902)			17,903

Total Investments in Affiliates (Cost $17,902)			17,903

Total Investments 147.4% (Cost $3,048,317)			$2,981,314
Financial Derivative Instruments (i)(k) 0.3% (Cost or Premiums, net $(6,467))			5,330
Other Assets and Liabilities, net (47.7)%			(964,376)

Net Assets 100.0%			$2,022,268

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	3.470%	02/25/2019	09/26/2018	$2,006	$1,995	0.10%

Borrowings and Other Financing Transactions

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	2.400%	09/24/2018	10/01/2018	$(114,717)	$(114,770)
BPG	2.280	09/11/2018	11/13/2018	(3,532)	(3,536)
	2.320	09/18/2018	10/18/2018	(5,121)	(5,125)
	4.460	08/17/2018	11/19/2018	(60,027)	(60,195)
	4.560	09/11/2018	11/13/2018	(12,107)	(12,123)
GSC	2.320	09/13/2018	10/15/2018	(13,241)	(13,257)
TDM	2.140	08/07/2018	10/09/2018	(48,713)	(48,872)
	2.160	09/05/2018	10/05/2018	(312,757)	(313,244)
	2.170	07/25/2018	10/25/2018	(182,802)	(183,552)
UBS	2.140	08/17/2018	10/23/2018	(22,281)	(22,341)

Total Sale-Buyback Transactions					$(777,015)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.1)% Fannie Mae, TBA	3.000%	11/01/2048	$45,300	$(43,356)	$(43,308)

Total Short Sales (2.1)%				$(43,356)	$(43,308)

(h)	Securities with an aggregate market value of $774,917 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(784,610) at a weighted average interest rate of 1.827%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Payable for sale-buyback transactions includes $(634) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	68	$68	$(43)	$(88)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	50	50	(24)	(19)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	85	85	(67)	(161)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	33	33	(9)	(9)

Total Written Options					$(143)	$(277)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	13	$3,164	$(12)	$1	$0
90-Day Eurodollar December Futures	12/2019	13	3,148	(20)	1	0
90-Day Eurodollar June Futures	06/2019	13	3,153	(18)	0	0
90-Day Eurodollar March Futures	03/2019	13	3,158	(15)	0	0
90-Day Eurodollar September Futures	09/2019	13	3,150	(20)	0	0
Euro-Bund 10-Year Bond December Futures	12/2018	266	49,041	(231)	144	(17)
U.S. Treasury 2-Year Note December Futures	12/2018	26	5,479	(16)	1	0
U.S. Treasury 5-Year Note December Futures	12/2018	58	6,524	(57)	3	0
U.S. Treasury 10-Year Note December Futures	12/2018	507	60,222	(791)	16	0

				$(1,180)	$166	$(17)

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2018	85	$(6,836)	$9	$0	$(8)
Australia Government 10-Year Bond December Futures	12/2018	46	(4,285)	32	0	(22)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	104	(30)	17	0	(17)
Euro-BTP Italy Government Bond December Futures	12/2018	116	(16,662)	335	601	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	476	(83,479)	535	6	(205)
Japan Government 10-Year Bond December Futures	12/2018	17	(22,457)	5	13	(9)
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	56	(77)	(21)	31	0
U.S. Treasury 10-Year Ultra December Futures	12/2018	624	(78,624)	1,447	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	683	(95,962)	2,514	107	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	69	(10,645)	305	24	0
United Kingdom Long Gilt December Futures	12/2018	590	(93,004)	1,099	8	(123)

				$6,277	$790	$(384)

Total Futures Contracts				$5,097	$956	$(401)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	720	$12	$(1)	$11	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$11,800	$(830)	$(46)	$(876)	$0	$(5)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	11,800	(207)	(100)	(307)	1	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		31,500	(888)	90	(798)	2	0

						$(1,925)	$(56)	$(1,981)	$3	$(5)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,800	$17	$1,178	$1,195	$35	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,600	4	98	102	8	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		3,877	21	188	209	18	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,250	3	59	62	6	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	(296)	(260)	0	(33)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$43,190	810	(125)	685	0	(10)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		91,500	115	(2,569)	(2,454)	45	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		13,900	(537)	(51)	(588)	7	0
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		17,300	0	(328)	(328)	12	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		14,000	0	(276)	(276)	10	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		14,000	0	(275)	(275)	9	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		19,600	(158)	(393)	(551)	11	0
Pay (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		32,000	(216)	(292)	(508)	17	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		26,900	(291)	1,162	871	0	(5)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		34,000	(141)	1,387	1,246	0	(7)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		40,600	(158)	1,645	1,487	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		540	(28)	56	28	0	0
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		12,800	(20)	734	714	0	(2)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		79,200	1,124	2,785	3,909	0	(13)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		8,500	96	177	273	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,200	(62)	268	206	0	(2)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		44,390	(134)	319	185	2	0
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	07/18/2028		500	6	11	17	0	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		31,070	360	606	966	0	(19)
Receive (6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		43,000	0	145	145	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		786	40	20	60	1	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		3,740	374	367	741	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,000	238	17	255	2	0
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		8,700	0	(135)	(135)	0	(9)
Receive (6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		2,180	0	89	89	2	0
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		2,950	0	132	132	3	0
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		1,900	51	111	162	2	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	8,070	130	73	203	0	(13)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		6,990	(43)	63	20	0	(53)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	450,000	(8)	16	8	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		340,000	(5)	18	13	0	(1)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,700,000	(92)	38	(54)	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		65,600	(99)	14	(85)	0	(1)
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	9,470	0	(13)	(13)	15	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		2,900	0	(19)	(19)	3	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		4,980	0	6	6	12	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,600	(2)	(1)	(3)	0	(3)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,600	4	(7)	(3)	3	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$7,580	0	13	13	0	0
Pay	CPURNSA	1.980	Maturity	04/10/2019		11,520	0	21	21	1	0
Pay	CPURNSA	1.970	Maturity	04/27/2019		17,000	0	33	33	5	0
Pay	CPURNSA	1.925	Maturity	05/08/2019		6,160	0	16	16	1	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		10,900	0	77	77	17	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		10,200	0	121	121	8	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		9,700	0	116	116	7	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		7,200	244	27	271	1	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		5,560	167	22	189	0	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		3,700	0	55	55	0	0
Pay	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	404	(2,292)	3	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	133	133	0	(12)
Pay	CPURNSA	2.263	Maturity	04/27/2023		14,090	(2)	27	25	3	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		3,250	0	8	8	1	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		4,970	0	0	0	0	(7)
Receive	CPURNSA	1.730	Maturity	07/26/2026		7,200	(386)	(42)	(428)	2	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		17,300	(175)	(722)	(897)	5	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		5,560	(257)	(31)	(288)	2	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		4,900	(224)	(28)	(252)	2	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		4,600	(223)	(26)	(249)	1	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,680	0	(84)	(84)	2	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,600	0	(93)	(93)	2	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		8,200	0	(206)	(206)	3	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		10,610	23	(65)	(42)	10	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		3,250	0	(3)	(3)	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		4,890	0	(2)	(2)	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		4,970	0	0	0	1	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	4	2	1	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	950	0	7	7	0	0
Pay	FRCPXTOB	1.150	Maturity	08/06/2020		4,520	1	15	16	0	(2)
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		12,210	8	31	39	0	(6)
Pay	FRCPXTOB	1.315	Maturity	08/15/2020		15,520	1	60	61	3	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		3,900	0	12	12	0	(7)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		6,100	2	(37)	(35)	9	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		2,590	0	0	0	5	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		10,690	0	22	22	19	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,560	0	6	6	3	0
Receive	FRCPXTOB	1.621	Maturity	07/15/2028		7,430	0	27	27	6	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		1,890	5	38	43	0	0
Receive	FRCPXTOB	3.513	Maturity	09/15/2028	GBP	3,700	0	6	6	0	(2)
Receive	FRCPXTOB	3.500	Maturity	09/15/2033		770	1	(9)	(8)	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030		6,870	97	(89)	8	0	(1)
Receive	UKRPI	3.400	Maturity	06/15/2030		17,400	192	(39)	153	12	0
Receive	UKRPI	3.325	Maturity	08/15/2030		27,300	(70)	(373)	(443)	0	(2)
Receive	UKRPI	3.300	Maturity	12/15/2030		400	(19)	5	(14)	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		16,010	0	(180)	(180)	0	(16)
Receive	UKRPI	3.358	Maturity	04/15/2035		2,700	(60)	12	(48)	0	(6)
Pay	UKRPI	3.585	Maturity	10/15/2046		4,800	(322)	120	(202)	19	0
Pay	UKRPI	3.428	Maturity	03/15/2047		9,740	609	107	716	32	0

							$(1,651)	$6,518	$4,867	$416	$(244)

Total Swap Agreements							$(3,564)	$6,461	$2,897	$419	$(250)

(j)

Securities with an aggregate market value of $13,138 and cash of $4,681 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	JPY	140,000	$	1,270	$35	$0
	10/2018	$	25,680	AUD	35,387	0	(101)
	11/2018	AUD	35,387	$	25,685	101	0
	11/2018	$	3,499	GBP	2,676	0	(6)
BPS	10/2018	ARS	35,952	$	944	75	0
	10/2018	BRL	24,160		7,006	1,024	0
	10/2018	JPY	1,110,000		10,053	265	0
	10/2018	$	616	ARS	24,931	0	(18)
	10/2018		6,115	BRL	24,160	0	(133)
	10/2018		37,201	EUR	31,584	0	(530)
	10/2018		3,521	GBP	2,676	0	(33)
	11/2018	EUR	31,584	$	37,291	532	0
	12/2018	TWD	61,519		2,018	0	(15)
	01/2019	BRL	76,561		20,652	1,837	0
BRC	10/2018	JPY	1,130,000		10,239	274	0
CBK	10/2018	BRL	4,611		1,124	0	(17)
	10/2018	CAD	15,793		12,220	0	(8)
	10/2018	EUR	31,584		36,923	252	0
	10/2018	$	1,152	BRL	4,611	0	(10)
	10/2018		12,168	GBP	9,236	0	(130)
	11/2018	CHF	124	$	126	0	(1)
	12/2018	$	2,924	IDR	43,788,900	0	(23)
	01/2019	BRL	21,238	$	5,586	367	0
	02/2019	AUD	2,800		2,034	7	0
FBF	12/2018	SGD	2,762		2,025	1	0
GLM	10/2018	AUD	30,429		22,017	21	0
	10/2018	CAD	7,400		5,661	0	(70)
	12/2018	$	4,807	COP	14,906,815	217	0
HUS	10/2018	BRL	4,611	$	1,152	10	0
	10/2018	CAD	19,400		14,825	0	(197)
	10/2018	EUR	450		558	36	0
	10/2018	$	1,118	BRL	4,611	24	0
	10/2018		9,405	CAD	12,193	36	0
	10/2018		16,557	NZD	24,883	0	(63)
	11/2018	BRL	4,611	$	1,115	0	(25)
	11/2018	CAD	12,193		9,411	0	(36)
	11/2018	NZD	24,883		16,559	63	0
	11/2018	$	6,155	GBP	4,711	0	(6)
	12/2018	CNH	33,920	$	4,973	58	0
IND	10/2018	CAD	100		76	0	(1)
JPM	10/2018	AUD	4,958		3,569	0	(15)
	10/2018	BRL	54,260		13,552	116	0
	10/2018	JPY	1,226,487		10,867	73	0
	10/2018	MXN	23,788		1,263	0	(3)
	10/2018	$	13,905	BRL	54,260	0	(470)
	10/2018		31,824	GBP	24,157	0	(338)
	11/2018	CAD	5,990	$	4,578	0	(64)
	11/2018	GBP	24,157		31,867	338	0
	11/2018	$	10,892	JPY	1,226,486	0	(73)
	01/2019	BRL	89,466	$	24,092	2,106	0
MSB	01/2019	$	7,785	BRL	29,300	0	(585)
RBC	10/2018	CAD	4,500	$	3,421	0	(63)
RYL	10/2018	EUR	1,340		1,672	116	0
	10/2018	NZD	24,883		16,688	195	0
SCX	10/2018	BRL	34,600		10,013	1,445	0
	10/2018	CAD	700		539	0	(4)
	10/2018	$	8,642	BRL	34,600	0	(74)
	10/2018		1,065	GBP	813	0	(6)
	12/2018	KRW	4,657,575	$	4,199	0	(6)
	12/2018	$	142	INR	10,233	0	(3)
	01/2019	BRL	36,118	$	9,702	826	0
SOG	10/2018	GBP	34,206		44,083	0	(501)
SSB	10/2018	CAD	1,200		913	0	(16)
	10/2018	$	11,052	JPY	1,226,486	0	(257)
	12/2018		157	MYR	650	0	0
UAG	10/2018	JPY	1,510,000	$	13,685	369	0
	11/2018	$	4,120	RUB	264,398	0	(102)

Total Forward Foreign Currency Contracts						$10,819	$(4,003)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR 11,400	$(16)	$(4)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL 4.000	10/17/2018	$4,100	$(96)	$(121)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		$33,400	$(298)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		4,400	(57)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	8,600	(391)	(46)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$34,300	(250)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,900	(20)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		33,100	(374)	(15)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,800	(273)	(17)

							$(1,663)	$(79)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$19,900	$(112)	$(68)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$164,800	$(128)	$(219)

Total Written Options						$(2,015)	$(491)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	2.130%	$400	$(25)	$10	$0	$(15)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	800	(69)	52	0	(17)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	1,100	(95)	71	0	(24)
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.410	7,700	(133)	157	24	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.419	300	3	(1)	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130	2,000	(130)	53	0	(77)

							$(449)	$342	$26	$(133)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$4,300	$(224)	$270	$46	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,400	(73)	88	15	0

						$(297)	$358	$61	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020		$1,500	$0	$42	$42	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	14,310	0	6	6	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		3,080	0	(11)	0	(11)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		13,800	0	2	2	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		2,950	0	1	1	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		27,210	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		16,700	0	5	5	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		11,170	1	4	5	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,730	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,500	0	(10)	0	(10)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,390	0	(6)	0	(6)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		8,850	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,890	0	(4)	0	(4)
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026		$5,200	0	(284)	0	(284)
	Pay	CPURNSA	1.810	Maturity	07/19/2026		12,000	0	(628)	0	(628)
	Pay	CPURNSA	1.800	Maturity	07/20/2026		7,600	0	(404)	0	(404)
	Pay	CPURNSA	1.805	Maturity	09/20/2026		2,200	0	(115)	0	(115)

								$1	$(1,397)	$66	$(1,462)

Total Swap Agreements								$(745)	$(697)	$153	$(1,595)

(l)

Securities with an aggregate market value of $3,067 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$85	$0	$85
Corporate Bonds & Notes
Banking & Finance	0	92,861	0	92,861
Industrials	0	49,080	0	49,080
Utilities	0	44,917	0	44,917
Municipal Bonds & Notes
South Carolina	0	160	0	160
West Virginia	0	646	0	646
U.S. Government Agencies	0	381,327	0	381,327
U.S. Treasury Obligations	0	2,006,351	0	2,006,351
Non-Agency Mortgage-Backed Securities	291	42,524	0	42,815
Asset-Backed Securities	0	132,942	0	132,942
Sovereign Issues	0	135,683	0	135,683
Short-Term Instruments
Commercial Paper	0	34,847	2,779	37,626
Argentina Treasury Bills	0	2,600	0	2,600
Greece Treasury Bills	0	2,078	0	2,078
Japan Treasury Bills	0	34,240	0	34,240
	$291	$2,960,341	$2,779	$2,963,411

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,903	$0	$0	$17,903

Total Investments	$18,194	$2,960,341	$2,779	$2,981,314

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(43,308)	$0	$(43,308)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	956	419	0	1,375
Over the counter	0	10,972	0	10,972
	$956	$11,391	$0	$12,347

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(401)	(527)	0	(928)
Over the counter	0	(6,089)	0	(6,089)

	$(401)	$(6,616)	$0	$(7,017)

Total Financial Derivative Instruments	$555	$4,775	$0	$5,330

Totals	$18,749	$2,921,808	$2,779	$2,943,336

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
AWAS Aviation Capital Ltd.
4.636% due 05/31/2019 «	$481	$481
Las Vegas Sands LLC
3.992% due 03/27/2025	390	390
Toyota Motor Credit Corp.
2.966% due 09/28/2020 «	2,000	1,993

Total Loan Participations and Assignments (Cost $2,862)		2,864

CORPORATE BONDS & NOTES 75.5%
BANKING & FINANCE 38.8%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	400	395
2.750% due 09/16/2019	400	398
AerCap Ireland Capital DAC
3.750% due 05/15/2019	800	803
4.625% due 10/30/2020	200	204
AIA Group Ltd.
2.858% (US0003M + 0.520%) due 09/20/2021 ~	800	802
AIG Global Funding
2.878% (US0003M + 0.480%) due 07/02/2020 ~	500	501
Air Lease Corp.
2.125% due 01/15/2020	300	295
2.750% due 01/15/2023	700	664
3.375% due 01/15/2019	600	601
Allstate Corp.
2.816% (US0003M + 0.430%) due 03/29/2021 ~	200	200
Ally Financial, Inc.
3.500% due 01/27/2019	300	300
4.125% due 03/30/2020	800	805
8.000% due 12/31/2018	400	405
American Tower Corp.
3.400% due 02/15/2019	500	501
Aozora Bank Ltd.
2.750% due 03/09/2020	1,200	1,186
Athene Global Funding
2.875% due 10/23/2018	200	200
3.566% (US0003M + 1.230%) due 07/01/2022 ~(f)	3,500	3,565
AvalonBay Communities, Inc.
2.769% (US0003M + 0.430%) due 01/15/2021 ~	300	300
Aviation Capital Group LLC
3.013% (US0003M + 0.670%) due 07/30/2021 ~	1,000	1,004
Axis Bank Ltd.
3.250% due 05/21/2020	200	197
Bangkok Bank PCL
4.800% due 10/18/2020	400	409
Barclays PLC
2.750% due 11/08/2019	2,300	2,289
3.695% (US0003M + 1.380%) due 05/16/2024 ~	300	299
8.250% due 12/15/2018 •(b)(c)	525	530
BOC Aviation Ltd.
2.375% due 09/15/2021	700	667
2.750% due 09/18/2022	900	855
3.000% due 03/30/2020	200	198
3.399% (US0003M + 1.050%) due 05/02/2021 ~(f)	1,700	1,713
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~	600	600
Cantor Fitzgerald LP
7.875% due 10/15/2019	400	415
Citibank N.A.
2.597% (US0003M + 0.260%) due 09/18/2019 ~	1,000	1,002
Citigroup, Inc.
3.344% (US0003M + 1.023%) due 06/01/2024 ~	200	201
3.766% (US0003M + 1.380%) due 03/30/2021 ~	1,600	1,639
CNH Industrial Capital LLC
3.375% due 07/15/2019	1,000	1,002
CNP Assurances
7.500% due 10/18/2018 •(b)	500	501
Cooperatieve Rabobank UA
2.811% (US0003M + 0.480%) due 01/10/2023 ~	500	499

Credit Suisse Group Funding Guernsey Ltd.
4.623% (US0003M + 2.290%) due 04/16/2021 ~		2,000	2,087
Danske Bank A/S
3.394% (US0003M + 1.060%) due 09/12/2023 ~		400	396
DBS Group Holdings Ltd.
2.817% (US0003M + 0.490%) due 06/08/2020 ~		500	501
Dexia Credit Local S.A.
2.250% due 02/18/2020		1,000	990
2.500% due 01/25/2021		500	493
Discover Bank
2.600% due 11/13/2018		300	300
Eksportfinans ASA
3.141% (US0003M + 0.800%) due 11/10/2020 ~		1,000	1,002
Emirates NBD PJSC
3.885% (US0003M + 1.550%) due 01/26/2020 ~		300	304
Erste Abwicklungsanstalt
2.537% (US0003M + 0.210%) due 03/09/2020 ~		800	802
Ford Motor Credit Co. LLC
2.021% due 05/03/2019		2,500	2,485
2.262% due 03/28/2019		1,000	997
2.343% due 11/02/2020		500	486
2.597% due 11/04/2019		500	496
3.168% due 08/12/2019 •		500	501
3.296% (US0003M + 0.930%) due 09/24/2020 ~		500	501
General Motors Financial Co., Inc.
2.350% due 10/04/2019		800	795
2.400% due 05/09/2019		500	499
2.650% due 04/13/2020		400	396
3.150% due 01/15/2020		500	499
3.189% (US0003M + 0.850%) due 04/09/2021 ~		1,400	1,406
Goldman Sachs Group, Inc.
3.484% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,315
Goodman U.S. Finance Two LLC
6.000% due 03/22/2022		500	531
Harley-Davidson Financial Services, Inc.
2.812% (US0003M + 0.500%) due 05/21/2020 ~		300	301
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~		3,000	3,005
3.322% (US0003M + 1.000%) due 05/18/2024 ~		1,500	1,499
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,047
ICICI Bank Ltd.
3.125% due 08/12/2020		300	295
4.800% due 05/22/2019		1,700	1,716
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		750	751
ING Bank NV
4.125% due 11/21/2023 •		700	701
International Lease Finance Corp.
5.875% due 04/01/2019		900	913
6.250% due 05/15/2019		1,500	1,529
8.250% due 12/15/2020		1,100	1,203
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	701
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		1,400	1,404
5.809% (US0003M + 3.470%) due 10/30/2018 ~(b)		2,200	2,212
Kasikornbank PCL
3.500% due 10/25/2019		500	500
LeasePlan Corp. NV
2.875% due 01/22/2019		1,300	1,299
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	500	602
Lloyds Bank PLC
2.833% (US0003M + 0.490%) due 05/07/2021 ~		$1,000	1,004
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	477
3.000% due 10/11/2018 (d)		800	800
3.000% due 02/04/2019 (d)		700	698
3.153% (US0003M + 0.800%) due 06/21/2021 ~		400	401
3.536% due 09/04/2019 (d)		400	400
3.536% due 09/02/2020 (d)		400	399
3.536% due 09/02/2021 (d)		400	399
7.000% due 06/27/2019 •(b)(c)	GBP	250	332
Macquarie Group Ltd.
3.731% (US0003M + 1.350%) due 03/27/2024 ~		$1,800	1,820
7.625% due 08/13/2019		2,700	2,802
Mitsubishi UFJ Financial Group, Inc.
3.125% (US0003M + 0.790%) due 07/25/2022 ~		2,700	2,717
3.394% (US0003M + 1.060%) due 09/13/2021 ~		375	381
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		500	479
2.500% due 03/09/2020		1,000	986
3.122% (US0003M + 0.775%) due 07/23/2019 ~		900	903
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019		1,000	995

Mizuho Bank Ltd.
2.650% due 09/25/2019		1,000	997
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~		1,750	1,763
3.817% (US0003M + 1.480%) due 04/12/2021 ~		1,400	1,433
Morgan Stanley
2.891% (US0003M + 0.550%) due 02/10/2021 ~		2,300	2,308
4.750% due 11/16/2018	AUD	227	165
5.500% due 01/26/2020		$1,000	1,030
MUFG Bank Ltd.
2.350% due 09/08/2019		550	547
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~		1,500	1,502
Navient Corp.
4.875% due 06/17/2019		700	706
5.500% due 01/15/2019		1,200	1,208
6.625% due 07/26/2021		300	314
8.000% due 03/25/2020		800	848
Nissan Motor Acceptance Corp.
2.854% (US0003M + 0.520%) due 03/15/2021 ~		1,000	1,002
2.987% (US0003M + 0.650%) due 07/13/2022 ~		500	501
3.076% due 09/28/2022 •		1,100	1,102
3.227% (US0003M + 0.890%) due 01/13/2022 ~		1,800	1,819
Nomura Holdings, Inc.
2.750% due 03/19/2019		800	800
6.700% due 03/04/2020		400	418
Nordea Bank AB
3.255% (US0003M + 0.940%) due 08/30/2023 ~		1,000	1,004
NTT Finance Corp.
2.916% (US0003M + 0.530%) due 06/29/2020 ~		400	402
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		1,010	1,029
ORIX Corp.
2.650% due 04/13/2021		2,500	2,426
2.900% due 07/18/2022		400	387
Petronas Capital Ltd.
5.250% due 08/12/2019		1,300	1,324
Piper Jaffray Cos.
5.060% due 10/09/2018		400	400
Protective Life Global Funding
2.906% (US0003M + 0.520%) due 06/28/2021 ~		500	501
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,300	1,336
QNB Finance Ltd.
2.750% due 10/31/2018		1,500	1,500
3.663% (US0003M + 1.350%) due 05/31/2021 ~		500	504
3.693% (US0003M + 1.350%) due 02/07/2020 ~		1,000	1,008
3.788% (US0003M + 1.450%) due 08/11/2021 ~		600	598
Royal Bank of Scotland Group PLC
3.784% (US0003M + 1.470%) due 05/15/2023 ~		2,900	2,922
6.400% due 10/21/2019		1,050	1,081
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,250	1,235
3.373% due 01/05/2024 •		500	481
Santander UK PLC
2.350% due 09/10/2019		1,500	1,492
2.941% (US0003M + 0.620%) due 06/01/2021 ~		500	503
Siam Commercial Bank PCL
3.500% due 04/07/2019		500	500
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~		500	501
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		500	482
3.000% due 07/15/2022		2,000	1,922
Societe Generale S.A.
8.250% due 11/29/2018 •(b)(c)		600	605
Springleaf Finance Corp.
5.250% due 12/15/2019		100	102
Standard Chartered PLC
2.100% due 08/19/2019		3,400	3,372
Starwood Property Trust, Inc.
3.625% due 02/01/2021		300	296
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~		1,400	1,405
3.622% due 04/17/2019		600	601
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019		500	494
Sumitomo Mitsui Financial Group, Inc.
3.117% (US0003M + 0.780%) due 07/12/2022 ~		500	502
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 10/18/2019		900	890
2.833% (US0003M + 0.510%) due 03/06/2019 ~		2,500	2,504
Svenska Handelsbanken AB
2.782% (US0003M + 0.470%) due 05/24/2021 ~		400	401
Synchrony Financial
2.600% due 01/15/2019		2,000	1,999
3.000% due 08/15/2019		1,500	1,497
3.578% (US0003M + 1.230%) due 02/03/2020 ~		400	403

Toyota Motor Credit Corp.
2.712% due 05/17/2022 •	1,000	1,003
UBS Group Funding Switzerland AG
3.806% (US0003M + 1.440%) due 09/24/2020 ~	750	765
4.119% due 04/14/2021 •	1,550	1,599
Unibail-Rodamco SE
3.109% (US0003M + 0.770%) due 04/16/2019 ~	1,500	1,505
VEREIT Operating Partnership LP
3.000% due 02/06/2019	2,500	2,500
WEA Finance LLC
2.700% due 09/17/2019	250	249
Wells Fargo Bank N.A.
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~	4,500	4,501

		149,792

INDUSTRIALS 29.4%
21st Century Fox America, Inc.
6.900% due 03/01/2019	700	712
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	500	497
Alimentation Couche-Tard, Inc.
2.834% (US0003M + 0.500%) due 12/13/2019 ~	300	300
Allergan Funding SCS
2.450% due 06/15/2019	500	498
3.000% due 03/12/2020	2,000	1,998
Andeavor Logistics LP
5.500% due 10/15/2019	300	306
Anthem, Inc.
2.250% due 08/15/2019	500	497
Arrow Electronics, Inc.
3.500% due 04/01/2022	600	590
AutoNation, Inc.
5.500% due 02/01/2020	500	513
BAT Capital Corp.
2.909% due 08/14/2020 •	300	301
3.194% (US0003M + 0.880%) due 08/15/2022 ~	2,900	2,925
BAT International Finance PLC
1.625% due 09/09/2019	300	296
2.750% due 06/15/2020	500	495
Bayer U.S. Finance LLC
2.125% due 07/15/2019	500	496
2.375% due 10/08/2019	1,000	994
3.003% (US0003M + 0.630%) due 06/25/2021 ~	400	402
3.344% (US0003M + 1.010%) due 12/15/2023 ~	1,000	1,002
Becton Dickinson and Co.
2.133% due 06/06/2019	1,000	994
BMW U.S. Capital LLC
2.689% (US0003M + 0.370%) due 08/14/2020 ~	500	502
2.819% (US0003M + 0.500%) due 08/13/2021 ~(f)	1,200	1,204
Broadcom Corp.
2.375% due 01/15/2020	2,900	2,867
Cardinal Health, Inc.
3.104% (US0003M + 0.770%) due 06/15/2022 ~	1,400	1,403
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	1,000	988
2.170% due 08/05/2019	600	596
2.381% due 09/17/2020	800	785
2.881% (US0003M + 0.540%) due 08/04/2020 ~	1,000	1,002
2.909% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,000
3.131% due 03/03/2022 •	2,500	2,516
3.285% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,010
Charter Communications Operating LLC
3.579% due 07/23/2020	800	801
3.986% (US0003M + 1.650%) due 02/01/2024 ~	3,400	3,468
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	500	500
CNPC General Capital Ltd.
2.750% due 05/14/2019	700	698
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	143	146
6.545% due 08/02/2020	72	73
D.R. Horton, Inc.
3.750% due 03/01/2019	400	401
DAE Funding LLC
4.000% due 08/01/2020	300	297
Daimler Finance North America LLC
2.768% (US0003M + 0.430%) due 02/12/2021 ~	500	500
2.959% (US0003M + 0.620%) due 10/30/2019 ~(f)	4,000	4,018
Dell International LLC
3.480% due 06/01/2019	3,300	3,309
4.420% due 06/15/2021	200	203

Delta Air Lines, Inc.
2.875% due 03/13/2020	1,255	1,245
3.625% due 03/15/2022	250	247
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	800	788
Discovery Communications LLC
2.750% due 11/15/2019	1,000	994
3.048% (US0003M + 0.710%) due 09/20/2019 ~	300	301
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~	400	400
Dow Chemical Co.
8.550% due 05/15/2019 (f)	2,000	2,068
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	400	400
Ecopetrol S.A.
7.625% due 07/23/2019	1,440	1,496
EMC Corp.
2.650% due 06/01/2020	700	688
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~	1,700	1,700
Energy Transfer Partners LP
9.000% due 04/15/2019	400	412
9.700% due 03/15/2019	500	516
Enterprise Products Operating LLC
6.500% due 01/31/2019	2,800	2,834
EQT Corp.
8.125% due 06/01/2019	1,300	1,342
ERAC USA Finance LLC
2.800% due 11/01/2018	1,000	1,000
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	800	816
GATX Corp.
3.061% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,003
General Dynamics Corp.
2.718% (US0003M + 0.380%) due 05/11/2021 ~	1,600	1,611
General Electric Co.
5.000% due 01/21/2021 •(b)	2,500	2,440
General Mills, Inc.
3.346% (US0003M + 1.010%) due 10/17/2023 ~	200	202
6.590% due 10/15/2022	500	501
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~	400	401
Georgia-Pacific LLC
2.539% due 11/15/2019	600	595
Halfmoon Parent, Inc.
2.984% (US0003M + 0.650%) due 09/17/2021 ~	1,000	1,002
3.224% (US0003M + 0.890%) due 07/15/2023 ~	1,000	1,001
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	1,000	1,000
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	1,300	1,288
2.850% due 10/05/2018	832	832
3.105% (US0003M + 0.720%) due 10/05/2021 ~	1,000	1,001
4.267% (US0003M + 1.930%) due 10/05/2018 ~	750	750
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	300	310
Hyundai Capital America
1.750% due 09/27/2019	1,000	986
2.000% due 07/01/2019	800	795
2.500% due 03/18/2019	300	299
2.550% due 02/06/2019	300	300
3.137% due 09/18/2020 •	600	602
3.154% (US0003M + 0.820%) due 03/12/2021 ~	800	801
3.261% due 07/08/2021 •	400	401
Imperial Brands Finance PLC
2.950% due 07/21/2020	950	941
Incitec Pivot Finance LLC
6.000% due 12/10/2019	1,000	1,026
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	400	400
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	300
Kinder Morgan, Inc.
3.050% due 12/01/2019	850	849
KLA-Tencor Corp.
3.375% due 11/01/2019	150	150
Masco Corp.
3.500% due 04/01/2021	200	200
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	500	502
MGM Resorts International
6.750% due 10/01/2020	400	422
8.625% due 02/01/2019	300	306
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	900	899

Molson Coors Brewing Co.
1.450% due 07/15/2019	1,000	988
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	500	493
Mylan NV
2.500% due 06/07/2019	547	545
3.750% due 12/15/2020	200	200
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	500	500
Origin Energy Finance Ltd.
3.500% due 10/09/2018	700	700
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	200	195
Petrofac Ltd.
3.400% due 10/10/2018 (f)	100	100
Petroleos Mexicanos
6.000% due 03/05/2020	1,000	1,031
Phillips 66
2.911% (US0003M + 0.600%) due 02/26/2021 ~	500	501
QUALCOMM, Inc.
3.069% (US0003M + 0.730%) due 01/30/2023 ~	200	201
QVC, Inc.
3.125% due 04/01/2019	1,200	1,200
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~	1,300	1,300
RELX Capital, Inc.
8.625% due 01/15/2019	319	324
Reynolds American, Inc.
3.250% due 06/12/2020	500	499
4.000% due 06/12/2022	100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	200	208
6.250% due 03/15/2022	100	108
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,700	3,661
SK Broadband Co. Ltd.
2.875% due 10/29/2018	800	800
Southern Co.
2.802% (US0003M + 0.490%) due 02/14/2020 ~	1,000	1,000
3.037% (US0003M + 0.700%) due 09/30/2020 ~	600	602
Spirit AeroSystems, Inc.
3.134% (US0003M + 0.800%) due 06/15/2021 ~	300	301
Syngenta Finance NV
3.698% due 04/24/2020	1,100	1,099
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	1,000	1,022
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	1,500	1,476
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	400	400
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	1,000	1,003
Viacom, Inc.
5.625% due 09/15/2019	500	512
VMware, Inc.
2.300% due 08/21/2020	1,200	1,177
2.950% due 08/21/2022	200	193
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	1,000	983
2.450% due 11/20/2019	1,200	1,189
Volkswagen International Finance NV
2.125% due 11/20/2018	1,000	999
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	900	902
Woodside Finance Ltd.
4.600% due 05/10/2021	900	914
ZF North America Capital, Inc.
4.000% due 04/29/2020	150	151
Zimmer Biomet Holdings, Inc.
3.089% (US0003M + 0.750%) due 03/19/2021 ~	1,000	1,001
Zoetis, Inc.
2.762% (US0003M + 0.440%) due 08/20/2021 ~	400	401

		113,446

UTILITIES 7.3%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	700	707
3.209% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,091
3.289% (US0003M + 0.950%) due 07/15/2021 ~	1,700	1,721
3.514% (US0003M + 1.180%) due 06/12/2024 ~	600	603
BellSouth Corp.
4.333% due 04/26/2021	400	403
BP Capital Markets PLC
3.204% (US0003M + 0.870%) due 09/16/2021 ~(f)	2,000	2,041

Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	500	496
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	500	493
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~(f)	1,600	1,601
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	1,300	1,304
Duke Energy Kentucky, Inc.
4.650% due 10/01/2019	1,000	1,013
Emera U.S. Finance LP
2.150% due 06/15/2019	500	497
Enable Midstream Partners LP
2.400% due 05/15/2019	1,000	996
Entergy Texas, Inc.
7.125% due 02/01/2019	1,000	1,014
Exelon Generation Co. LLC
2.950% due 01/15/2020	500	499
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	199	201
Mississippi Power Co.
3.048% (US0003M + 0.650%) due 03/27/2020 ~	600	600
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	1,500	1,501
Petrobras Global Finance BV
8.375% due 12/10/2018	500	506
Plains All American Pipeline LP
2.600% due 12/15/2019	500	496
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	82	84
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	800	800
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	800	787
2.125% due 05/03/2019	2,000	1,987
2.500% due 04/28/2020	300	295
2.750% due 04/10/2019	500	499
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	700	700
Sprint Capital Corp.
6.900% due 05/01/2019	300	306
Sprint Communications, Inc.
9.000% due 11/15/2018	600	604
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019	400	398
Verizon Communications, Inc.
3.414% (US0003M + 1.100%) due 05/15/2025 ~	2,300	2,322
Vodafone Group PLC
3.329% (US0003M + 0.990%) due 01/16/2024 ~	1,400	1,404

		27,969

Total Corporate Bonds & Notes (Cost $291,342)		291,207

MUNICIPAL BONDS & NOTES 0.7%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
3.211% due 11/25/2043 •	81	81

CALIFORNIA 0.4%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	336	336
California State General Obligation Bonds, Series 2017
3.041% (US0001M + 0.780%) due 04/01/2047 ~	1,300	1,308

		1,644

UTAH 0.2%
Utah State Board of Regents Revenue Bonds, Series 2011
3.193% (US0003M + 0.850%) due 05/01/2029 ~	760	764

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.610% (MUNIPSA + 1.050%) due 01/01/2042 ~	300	306

Total Municipal Bonds & Notes (Cost $2,778)		2,795

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
2.194% due 12/25/2036 •	6	6
2.336% due 03/25/2034 •	4	4
2.366% due 08/25/2034 •	1	1
2.416% due 02/25/2037 •	43	42

2.566% due 05/25/2042 •	4	4
2.766% due 09/25/2041 •	84	85
2.896% due 12/25/2037 •	39	39
2.947% due 03/01/2044 - 07/01/2044 •	15	15
3.505% due 10/01/2031 •	1	1
Freddie Mac
2.105% due 12/25/2036 •	6	6
2.608% due 09/15/2041 •	25	25
2.858% due 02/15/2038 •	33	34
2.913% due 02/25/2045 •	63	63
3.045% due 10/25/2044 •	59	58
3.245% due 07/25/2044 •	22	22
Ginnie Mae
2.630% due 04/20/2062 •	237	238
2.680% due 10/20/2065 •	511	514
2.780% due 02/20/2062 •	192	193
2.880% due 01/20/2066 - 05/20/2066 •	581	589
2.930% due 11/20/2066 •	574	585
3.080% due 01/20/2066 - 03/20/2066 •	1,278	1,309
3.375% due 02/20/2032 •	4	4
NCUA Guaranteed Notes
2.483% due 12/07/2020 •	48	49

Total U.S. Government Agencies (Cost $3,831)		3,886

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Inflation Protected Securities (a)
0.750% due 07/15/2028	2,008	1,978

Total U.S. Treasury Obligations (Cost $1,988)		1,978

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
Atrium Hotel Portfolio Trust
3.108% due 06/15/2035 •	700	702
Bancorp Commercial Mortgage Trust
3.070% due 09/15/2035 •	1,000	1,002
3.493% due 11/15/2033 •	208	208
Bear Stearns Adjustable Rate Mortgage Trust
4.144% due 01/25/2034 ~	2	2
Bear Stearns ALT-A Trust
4.187% due 09/25/2035 ~	13	11
BX Trust
3.078% due 07/15/2034 •	266	267
Citigroup Commercial Mortgage Trust
3.008% due 07/15/2032 •	500	501
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	4	4
Cold Storage Trust
3.158% due 04/15/2036 •	800	803
Commercial Mortgage Trust
2.769% due 03/10/2046 •	296	297
Countrywide Home Loan Reperforming REMIC Trust
2.556% due 06/25/2035 •	7	7
Credit Suisse First Boston Mortgage Securities Corp.
2.713% due 03/25/2032 ~	2	2
3.757% due 06/25/2033 ~	7	7
Credit Suisse Mortgage Capital Trust
2.908% due 07/15/2032 •	1,000	1,000
GPMT Ltd.
3.082% due 11/21/2035 •	500	501
Great Wolf Trust
3.158% due 09/15/2034 •	400	400
GreenPoint Mortgage Funding Trust
2.656% due 06/25/2045 •	20	19
GS Mortgage Securities Corp. Trust
2.858% due 07/15/2032 •	400	400
GS Mortgage Securities Trust
3.648% due 01/10/2047	500	502
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~	7	7
HarborView Mortgage Loan Trust
2.608% due 05/19/2035 •	26	26
Holmes Master Issuer PLC
2.561% due 10/15/2054 •	3,600	3,603
2.699% due 10/15/2054 •	1,000	999
Impac CMB Trust
2.856% due 03/25/2035 •	192	188
JPMorgan Chase Commercial Mortgage Securities Trust
2.963% due 07/15/2034 •	1,000	1,002
3.068% due 06/15/2035 •	500	501
3.158% due 06/15/2032 •	400	401
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •	1,317	1,319
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •	3	3

Morgan Stanley Capital Trust
3.008% due 11/15/2034 •	800	800
MortgageIT Trust
2.856% due 02/25/2035 •	215	216
Motel 6 Trust
3.078% due 08/15/2034 •	1,453	1,455
Nomura Resecuritization Trust
3.660% due 12/26/2036 •	242	240
PFP Ltd.
3.038% due 07/14/2035 •	269	269
RBSSP Resecuritization Trust
2.565% due 10/26/2036 •	10	10
4.361% due 10/25/2035 ~	329	333
Sequoia Mortgage Trust
3.127% due 02/20/2034 •	249	240
Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •	4	4
2.676% due 05/25/2045 •	27	27
2.828% due 09/19/2032 •	1	1
WaMu Mortgage Pass-Through Certificates Trust
2.845% due 02/25/2046 •	15	15
2.845% due 08/25/2046 •	19	18
3.045% due 11/25/2042 •	8	7
3.245% due 06/25/2042 •	1	1
Wells Fargo Commercial Mortgage Trust
2.998% due 12/13/2031 •	500	501
Wells Fargo-RBS Commercial Mortgage Trust
2.948% due 12/15/2045 •	925	932
3.358% due 06/15/2045 •	1,200	1,225

Total Non-Agency Mortgage-Backed Securities (Cost $20,969)		20,978

ASSET-BACKED SECURITIES 13.7%
Ally Auto Receivables Trust
2.640% due 02/16/2021	500	500
Bank of The West Auto Trust
1.780% due 02/15/2021	647	644
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	90	90
3.844% due 04/28/2033 Ø	222	223
4.090% due 05/28/2033 Ø	363	363
BlueMountain CLO Ltd.
3.229% due 10/29/2025 •	124	124
CARDS Trust
2.418% due 10/17/2022 •	1,000	1,001
2.508% due 04/17/2023 •	1,000	1,002
Chesapeake Funding LLC
1.910% due 08/15/2029	799	790
3.230% due 08/15/2030	1,000	1,000
Colony American Finance Ltd.
2.544% due 06/15/2048	130	128
Colony Starwood Homes Trust
3.658% due 07/17/2033 •	421	423
Commonbond Student Loan Trust
2.550% due 05/25/2041	262	254
Countrywide Asset-Backed Certificates
2.956% due 05/25/2032 •	1	1
Credit Suisse First Boston Mortgage Securities Corp.
2.956% due 08/25/2032 •	2	2
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	360	364
Dorchester Park CLO DAC
3.248% due 04/20/2028 •	500	501
Drug Royalty LP
5.189% due 07/15/2023 •	70	70
Eagle Ltd.
2.570% due 12/15/2039	16	16
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •	664	665
Edsouth Indenture LLC
2.946% due 04/25/2039 •	87	87
EFS Volunteer LLC
3.185% due 10/25/2035 •	376	377
Emerson Park CLO Ltd.
3.319% due 07/15/2025 •	229	229
Enterprise Fleet Financing LLC
3.140% due 02/20/2024	700	700
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •	1,700	1,700
Figueroa CLO Ltd.
3.188% due 06/20/2027 •	500	500
3.239% due 01/15/2027 •	1,000	1,000
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~	1,300	1,302
3.485% due 01/21/2028 •	1,200	1,200

Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	500	500
Jamestown CLO Ltd.
3.209% due 01/15/2028 •	500	499
Long Beach Mortgage Loan Trust
3.191% due 04/25/2035 •	1,000	1,005
LP Credit Card ABS Master Trust
3.625% due 08/20/2024 «•	872	872
Marlette Funding Trust
3.060% due 07/17/2028	234	234
Master Credit Card Trust
2.672% due 07/22/2024 •	500	501
MASTR Asset-Backed Securities Trust
2.266% due 11/25/2036 •	2	1
MMAF Equipment Finance LLC
2.920% due 07/12/2021	500	500
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •	1,000	997
3.168% due 07/20/2024 •	1,000	1,000
Navient Private Education Loan Trust
2.650% due 12/15/2028	145	143
Navient Student Loan Trust
3.366% due 03/25/2066 •	1,858	1,891
Nelnet Student Loan Trust
2.916% due 09/27/2038 •	2,472	2,491
3.961% due 11/25/2024 •	356	361
Northstar Education Finance, Inc.
2.916% due 12/26/2031 •	56	57
NovaStar Mortgage Funding Trust
2.876% due 01/25/2036 •	400	398
Oaktree CLO Ltd.
3.568% due 10/20/2026 •	2,000	2,002
OneMain Financial Issuance Trust
2.370% due 09/14/2032	500	492
2.570% due 07/18/2025	10	10
OSCAR U.S. Funding Trust LLC
2.910% due 04/12/2021	570	570
3.150% due 08/10/2021 «	500	500
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •	1,000	1,000
3.556% due 10/17/2027 •	1,000	1,000
Progress Residential Trust
3.558% due 01/17/2034 •	599	601
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024	400	400
Renaissance Home Equity Loan Trust
2.576% due 11/25/2034 •	4	4
3.096% due 08/25/2033 •	4	4
3.216% due 12/25/2033 •	17	17
Residential Asset Mortgage Products Trust
2.896% due 05/25/2035 •	300	299
RMAT LP
4.090% due 05/25/2048 Ø	845	844
SBA Tower Trust
2.898% due 10/15/2044 Ø	300	299
SLC Student Loan Trust
2.374% due 05/15/2029 •	896	887
2.444% due 03/15/2027 •	266	266
SLM Student Loan Trust
2.445% due 01/25/2027 •	785	784
2.666% due 09/25/2043 •	908	910
2.804% due 12/15/2027 •	580	582
3.835% due 04/25/2023 •	1,402	1,432
SMB Private Education Loan Trust
2.478% due 12/16/2024 •	845	846
3.608% due 02/17/2032 •	173	177
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	128	128
2.500% due 05/26/2026	664	656
2.770% due 05/25/2026	208	206
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	424	423
3.200% due 08/25/2027	926	926
SoFi Professional Loan Program LLC
2.720% due 10/27/2036	211	207
3.816% due 06/25/2025 •	80	81
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	494	494
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	1,400	1,397
Springleaf Funding Trust
2.680% due 07/15/2030	600	588
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	75	75
Trillium Credit Card Trust
2.315% due 02/27/2023 •	1,500	1,501

U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø	254	252
Utah State Board of Regents
2.966% due 01/25/2057 •	1,783	1,785
Venture CLO Ltd.
3.219% due 04/15/2027 •	1,700	1,692
VOLT LLC
3.000% due 10/25/2047 Ø	426	423
3.125% due 06/25/2047 Ø	149	148
3.125% due 09/25/2047 Ø	900	892
3.250% due 05/25/2047 Ø	493	491

Total Asset-Backed Securities (Cost $52,997)		52,997

SOVEREIGN ISSUES 2.2%
Export-Import Bank of India
2.750% due 04/01/2020	300	295
2.750% due 08/12/2020	600	587
3.312% (US0003M + 1.000%) due 08/21/2022 ~	700	703
3.875% due 10/02/2019	500	501
Japan Bank for International Cooperation
2.801% (US0003M + 0.480%) due 06/01/2020 ~	600	603
2.882% (US0003M + 0.570%) due 02/24/2020 ~	2,200	2,214
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	1,000	997
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	1,500	1,500
Tokyo Metropolitan Government
2.500% due 06/08/2022	1,000	971

Total Sovereign Issues (Cost $8,411)		8,371

SHORT-TERM INSTRUMENTS 1.8%
CERTIFICATES OF DEPOSIT 0.5%
Itau CorpBanca
2.500% due 12/07/2018	500	500
2.570% due 01/11/2019	700	700
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~	700	701

		1,901

COMMERCIAL PAPER 0.9%
AT&T, Inc.
3.000% due 05/28/2019	250	245
Campbell Soup Co.
2.800% due 12/05/2018	400	398
2.900% due 01/15/2019	250	248
Ford Motor Credit Co.
2.935% due 01/04/2019	500	496
Syngenta Wilmington, Inc.
2.900% due 11/20/2018	500	498
3.020% due 12/06/2018	1,300	1,294
VW CR, Inc.
2.800% due 12/10/2018	250	249

		3,428

REPURCHASE AGREEMENTS (e) 0.0%		170

SHORT-TERM NOTES 0.4%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~	600	601
Pacific Gas & Electric Co.
2.541% (US0003M + 0.230%) due 11/28/2018 ~	1,000	999

		1,600

Total Short-Term Instruments (Cost $7,096)		7,099

Total Investments in Securities (Cost $392,274)		392,175

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	407,675	4,031

Total Short-Term Instruments (Cost $4,030)		4,031

Total Investments in Affiliates (Cost $4,030)		4,031

Total Investments 102.7% (Cost $396,304)		$396,206
Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $(1,053))		281
Other Assets and Liabilities, net (2.8)%		(10,717)

Net Assets 100.0%		$385,770

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Contingent convertible security.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	$800	$800	0.21%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	700	698	0.18
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	400	400	0.10
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	400	399	0.10
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	400	399	0.10

				$2,700	$2,696	0.69%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$170	U.S. Treasury Bonds 3.625% due 02/15/2044	$(178)	$170	$170

Total Repurchase Agreements						$(178)	$170	$170

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	0.750%	09/27/2018	TBD	(3)	$(95)	$(95)
FOB	2.230	09/17/2018	TBD	(3)	(5,107)	(5,111)
	2.450	09/21/2018	10/12/2018		(9,750)	(9,757)

Total Reverse Repurchase Agreements						$(14,963)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.6)%
U.S. Treasury Notes	2.875%	08/15/2028	$2,200	$(2,172)	$(2,180)

Total Short Sales (0.6)%				$(2,172)	$(2,180)

(f)	Securities with an aggregate market value of $15,597 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(6,714) at a weighted average interest rate of 1.878%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $8 of accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$117.250	11/23/2018	63	$63	$1	$0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	118.750	11/23/2018	260	260	2	0

Total Purchased Options					$3	$0

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2019	122	$22,964	$(52)	$1	$(5)
3-Month Canada Bankers Acceptance June Futures	06/2019	148	27,906	(61)	1	(7)
3-Month Canada Bankers Acceptance March Futures	03/2020	170	31,987	(23)	0	(5)
3-Month Canada Bankers Acceptance September Futures	09/2019	54	10,172	(13)	1	(2)
U.S. Treasury 2-Year Note December Futures	12/2018	1,002	211,156	(405)	47	0

				$(554)	$50	$(19)

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	1,059	$(119,113)	$683	$0	$(58)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	31	(4,783)	132	11	0
United Kingdom Long Gilt December Futures	12/2018	109	(17,182)	222	1	(23)

				$1,037	$12	$(81)

Total Futures Contracts				$483	$62	$(100)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$800	$(73)	$8	$(65)	$0	$(1)
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023	3,900	(279)	(30)	(309)	0	(2)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	9,900	(701)	(34)	(735)	0	(3)

					$(1,053)	$(56)	$(1,109)	$0	$(6)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (4)	3-Month USD-LIBOR	0.000%	Quarterly	06/21/2020	$226,000	$7	$(30)	$(23)	$18	$0

Interest Rate Swaps - Basis Swaps

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
1-Month USD-LIBOR + 0.095%	3-Month USD-LIBOR	Quarterly	05/21/2022	$18,600	$0	$8	$8	$0	$(5)
1-Month USD-LIBOR + 0.136%	3-Month USD-LIBOR	Quarterly	05/11/2021	27,200	0	(14)	(14)	0	(4)
1-Month USD-LIBOR + 0.139%	3-Month USD-LIBOR	Quarterly	05/10/2021	54,350	0	(31)	(31)	0	(8)
1-Month USD-LIBOR + 0.139%	3-Month USD-LIBOR	Quarterly	05/14/2021	34,050	0	(22)	(22)	0	(5)

					$0	$(59)	$(59)	$0	$(22)

Total Swap Agreements					$(1,046)	$(145)	$(1,191)	$18	$(28)

Cash of $2,045 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2018	JPY	76,700	$	684	$9	$0
BOA	11/2018		$3,291	GBP	2,517	0	(6)
BPS	10/2018		8,360	EUR	7,098	0	(119)
	11/2018	EUR	7,098	$	8,381	119	0
CBK	10/2018		1,737		2,046	30	0
	10/2018	GBP	1,417		1,869	22	0
	11/2018		$1,744	JPY	197,300	0	(4)
HUS	10/2018		42	MXN	792	1	0
JPM	10/2018	EUR	1,679	$	1,954	5	0
	10/2018		$11,378	JPY	1,284,100	0	(76)
	11/2018	JPY	1,284,100	$	11,404	76	0
RBC	10/2018		$8,590	GBP	6,604	17	0
SCX	10/2018	CAD	286	$	221	0	0
	10/2018	GBP	2,670		3,440	0	(40)
SSB	10/2018	EUR	3,682		4,312	37	0
	10/2018	JPY	1,207,400		10,880	253	0
	11/2018	AUD	227		171	7	0

Total Forward Foreign Currency Contracts						$576	$(245)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	12/14/2018	$19,100	$14	$10
UAG	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/30/2018	66,500	35	1

Total Purchased Options							$49	$11

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900%	12/14/2018	$8,200	$(18)	$(12)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	10/30/2018	15,400	(41)	(1)

Total Written Options							$(59)	$(13)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$390	$2,474	$2,864
Corporate Bonds & Notes
Banking & Finance	0	149,792	0	149,792
Industrials	0	113,446	0	113,446
Utilities	0	27,969	0	27,969
Municipal Bonds & Notes
Arkansas	0	81	0	81
California	0	1,644	0	1,644
Utah	0	764	0	764
Washington	0	306	0	306
U.S. Government Agencies	0	3,886	0	3,886
U.S. Treasury Obligations	0	1,978	0	1,978
Non-Agency Mortgage-Backed Securities	0	20,978	0	20,978
Asset-Backed Securities	0	51,625	1,372	52,997
Sovereign Issues	0	8,371	0	8,371
Short-Term Instruments
Certificates of Deposit	0	1,901	0	1,901
Commercial Paper	0	3,428	0	3,428
Repurchase Agreements	0	170	0	170
Short-Term Notes	0	1,600	0	1,600
	$0	$388,329	$3,846	$392,175

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,031	$0	$0	$4,031

Total Investments	$4,031	$388,329	$3,846	$396,206

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,180)	$0	$(2,180)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	62	18	0	80
Over the counter	0	587	0	587
	$62	$605	$0	$667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(100)	(28)	0	(128)
Over the counter	0	(258)	0	(258)

	$(100)	$(286)	$0	$(386)

Total Financial Derivative Instruments	$(38)	$319	$0	$281

Totals	$3,993	$386,468	$3,846	$394,307

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Avolon Holdings Ltd.
4.165% (LIBOR03M + 2.000%) due 01/15/2025 ~		$13,860	$13,921
Qatar National Bank SAQ
3.234% due 12/22/2020 «		2,800	2,772
State Of Qatar
3.303% (LIBOR03M + 0.800%) due 12/21/2020 «~		10,000	9,950
Swissport Investments S.A.
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	715	838
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~		$17,500	17,438

Total Loan Participations and Assignments (Cost $44,781)			44,919

CORPORATE BONDS & NOTES 43.6%
BANKING & FINANCE 30.4%
ABN AMRO Bank NV
2.450% due 06/04/2020		3,600	3,557
AerCap Ireland Capital DAC
3.500% due 01/15/2025		700	660
AIG Global Funding
3.350% due 06/25/2021		4,000	3,979
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		7,500	7,443
4.500% due 07/30/2029		4,700	4,688
Ally Financial, Inc.
4.125% due 03/30/2020		1,400	1,409
American Express Co.
3.375% due 05/17/2021		17,400	17,419
American Honda Finance Corp.
2.691% (US0003M + 0.350%) due 11/05/2021 ~		5,660	5,670
Australia & New Zealand Banking Group Ltd.
2.772% (US0003M + 0.460%) due 05/17/2021 ~		17,200	17,242
3.300% due 05/17/2021		17,500	17,428
Aviation Capital Group LLC
3.875% due 05/01/2023		20,000	19,802
4.125% due 08/01/2025		17,400	17,110
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	7,700	2,727
Bank of America Corp.
2.987% (US0003M + 0.650%) due 10/01/2021 ~		$15,100	15,195
3.106% (US0003M + 0.790%) due 03/05/2024 ~		18,600	18,602
3.342% (US0003M + 1.000%) due 04/24/2023 ~		22,400	22,710
3.419% due 12/20/2028 •		4,869	4,572
3.550% due 03/05/2024 •		13,400	13,251
4.000% due 04/01/2024		5,405	5,456
4.125% due 01/22/2024		5,100	5,184
Bank of New York Mellon Corp.
2.600% due 08/17/2020		16,000	15,878
3.182% (US0003M + 0.870%) due 08/17/2020 ~		16,500	16,695
Bank of Nova Scotia
1.875% due 04/26/2021		21,400	20,699
Banque Federative du Credit Mutuel S.A.
3.308% (US0003M + 0.960%) due 07/20/2023 ~		14,000	14,104
Barclays Bank PLC
5.125% due 01/08/2020		3,600	3,676
7.625% due 11/21/2022 (j)		800	869
10.179% due 06/12/2021		5,900	6,725
Barclays PLC
3.200% due 08/10/2021 (m)		19,900	19,549
3.956% (US0003M + 1.625%) due 01/10/2023 ~		22,600	22,982
4.451% (US0003M + 2.110%) due 08/10/2021 ~		35,200	36,522
7.000% due 09/15/2019 •(i)(j)	GBP	500	659
BBVA Bancomer S.A.
6.500% due 03/10/2021		$6,400	6,701
7.250% due 04/22/2020		6,400	6,692
Blackstone CQP Holdco LP
6.500% due 03/20/2021		34,900	35,177
BNP Paribas S.A.
3.500% due 03/01/2023		18,700	18,255
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~		4,600	4,603

Cantor Fitzgerald LP
6.500% due 06/17/2022		8,500	9,009
Capital One Financial Corp.
2.400% due 10/30/2020		18,400	18,023
2.789% (US0003M + 0.450%) due 10/30/2020 ~		18,600	18,568
3.450% due 04/30/2021		5,000	4,997
CIT Group, Inc.
6.125% due 03/09/2028		2,200	2,305
Citigroup, Inc.
2.700% due 10/27/2022		19,400	18,668
2.750% due 04/25/2022		10,900	10,596
2.876% due 07/24/2023 •		2,100	2,033
3.121% (US0003M + 0.790%) due 01/10/2020 ~		22,600	22,761
3.344% (US0003M + 1.023%) due 06/01/2024 ~		17,200	17,296
3.751% (US0003M + 1.430%) due 09/01/2023 ~		1,000	1,024
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	600	735
6.875% due 03/19/2020 (j)		8,200	10,430
Credit Suisse AG
6.500% due 08/08/2023 (j)		$4,000	4,280
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		11,500	11,460
3.800% due 09/15/2022		15,000	14,929
3.800% due 06/09/2023		8,300	8,212
4.623% (US0003M + 2.290%) due 04/16/2021 ~		23,800	24,840
Deutsche Bank AG
2.500% due 02/13/2019		3,500	3,492
2.850% due 05/10/2019		35,600	35,510
3.300% due 11/16/2022		14,400	13,707
3.307% (US0003M + 0.970%) due 07/13/2020 ~		9,500	9,466
3.950% due 02/27/2023		13,000	12,633
4.250% due 10/14/2021		12,200	12,153
4.251% (US0003M + 1.910%) due 05/10/2019 ~		8,800	8,850
Dexia Credit Local S.A.
2.375% due 09/20/2022		34,000	32,834
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,675
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		$2,169	2,109
2.943% due 01/08/2019		13,800	13,815
3.085% (US0003M + 0.880%) due 10/12/2021 ~		9,150	9,069
3.164% (US0003M + 0.830%) due 03/12/2019 ~		7,500	7,508
3.296% (US0003M + 0.930%) due 09/24/2020 ~		17,200	17,224
3.549% (US0003M + 1.235%) due 02/15/2023 ~		14,100	14,030
General Motors Financial Co., Inc.
2.350% due 10/04/2019		2,700	2,683
2.450% due 11/06/2020		7,270	7,129
3.150% due 01/15/2020		9,400	9,387
3.189% (US0003M + 0.850%) due 04/09/2021 ~		10,400	10,444
3.200% due 07/13/2020		4,685	4,673
3.267% (US0003M + 0.930%) due 04/13/2020 ~		22,200	22,343
3.700% due 11/24/2020		3,786	3,806
Goldman Sachs Group, Inc.
3.122% (US0003M + 0.780%) due 10/31/2022 ~		24,500	24,629
3.200% due 02/23/2023		19,000	18,598
3.414% (US0003M + 1.100%) due 11/15/2018 ~		5,300	5,307
3.484% (US0003M + 1.170%) due 05/15/2026 ~		8,700	8,713
3.500% due 01/23/2025		3,600	3,489
3.534% (US0003M + 1.200%) due 09/15/2020 ~		8,200	8,331
3.750% due 05/22/2025		17,590	17,246
6.000% due 06/15/2020		5,940	6,211
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,700	10,951
GSPA Monetization Trust
6.422% due 10/09/2029		7,339	8,304
Harley-Davidson Financial Services, Inc.
3.550% due 05/21/2021		17,800	17,726
HCP, Inc.
4.000% due 12/01/2022		4,300	4,311
Highwoods Realty LP
4.125% due 03/15/2028		3,700	3,605
Hospitality Properties Trust
4.250% due 02/15/2021		6,900	6,955
4.500% due 06/15/2023		4,700	4,723
4.950% due 02/15/2027		13,600	13,342
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~		16,800	16,826
3.322% (US0003M + 1.000%) due 05/18/2024 ~		13,500	13,486
3.400% due 03/08/2021		18,600	18,561
3.837% (US0003M + 1.500%) due 01/05/2022 ~		23,900	24,537
4.567% (US0003M + 2.240%) due 03/08/2021 ~		12,000	12,521
6.000% due 09/29/2023 •(i)(j)	EUR	2,100	2,710
6.250% due 03/23/2023 •(i)(j)		$20,800	20,748
Jackson National Life Global Funding
3.300% due 06/11/2021		19,700	19,620

Jefferies Finance LLC
7.375% due 04/01/2020		600	613
JPMorgan Chase & Co.
2.550% due 03/01/2021		6,700	6,582
2.776% due 04/25/2023 •		2,000	1,943
3.417% (US0003M + 1.100%) due 06/07/2021 ~		27,600	28,161
3.797% due 07/23/2024 •		17,600	17,598
JPMorgan Chase Bank N.A.
2.675% (US0003M + 0.340%) due 04/26/2021 ~		30,000	30,034
3.086% due 04/26/2021 •		1,500	1,496
Lloyds Bank PLC
3.300% due 05/07/2021		16,300	16,241
7.500% due 04/02/2032 Ø		15,600	12,084
12.000% due 12/16/2024 •(i)		37,935	46,527
Lloyds Banking Group PLC
3.000% due 01/11/2022		1,700	1,656
3.679% due 09/04/2019 (k)		1,400	1,399
3.679% due 09/02/2020 (k)		1,400	1,397
3.679% due 09/02/2021 (k)		1,400	1,396
7.000% due 06/27/2019 •(i)(j)	GBP	9,600	12,736
7.625% due 06/27/2023 •(i)(j)		5,400	7,630
Mitsubishi UFJ Financial Group, Inc.
3.061% (US0003M + 0.740%) due 03/02/2023 ~		$18,500	18,567
3.455% due 03/02/2023		22,200	21,921
Mizuho Financial Group, Inc.
3.549% due 03/05/2023		18,500	18,302
Morgan Stanley
2.450% due 02/01/2019		3,000	2,998
2.891% (US0003M + 0.550%) due 02/10/2021 ~		22,400	22,476
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~		22,600	22,628
National Australia Bank Ltd.
2.250% due 03/16/2021		19,100	18,644
3.625% due 06/20/2023		5,000	4,980
Nationwide Building Society
4.000% due 09/14/2026		6,800	6,380
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		14,000	14,064
Piper Jaffray Cos.
5.060% due 10/09/2018		6,000	6,002
Public Storage
3.094% due 09/15/2027		12,500	11,698
QNB Finance Ltd.
3.903% (US0003M + 1.570%) due 07/18/2021 ~		17,600	17,767
Realty Income Corp.
3.000% due 01/15/2027		7,600	7,012
Regions Bank
3.374% due 08/13/2021 •		17,700	17,654
Royal Bank of Canada
2.300% due 03/22/2021		19,300	18,882
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	3,000	3,650
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$7,100	6,918
Santander UK PLC
2.375% due 03/16/2020		5,900	5,827
Senior Housing Properties Trust
4.750% due 02/15/2028		11,000	10,651
Skandinaviska Enskilda Banken AB
2.742% (US0003M + 0.430%) due 05/17/2021 ~		17,600	17,631
3.250% due 05/17/2021		17,800	17,691
Societe Generale S.A.
4.250% due 09/14/2023		17,000	16,958
Society of Lloyd’s
4.750% due 10/30/2024	GBP	1,800	2,479
Springleaf Finance Corp.
6.125% due 05/15/2022		$19,200	19,838
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		20,300	20,143
2.643% (US0003M + 0.310%) due 10/18/2019 ~		22,900	22,934
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		19,300	19,046
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		13,900	13,760
2.050% due 03/06/2019		12,000	11,967
Svenska Handelsbanken AB
3.350% due 05/24/2021		18,300	18,276
Synchrony Bank
3.650% due 05/24/2021		18,200	18,048
Toronto-Dominion Bank
2.250% due 03/15/2021		1,900	1,856
2.500% due 01/18/2023		22,000	21,413
U.S. Bank N.A.
2.592% (US0003M + 0.250%) due 07/24/2020 ~		17,500	17,540
3.050% due 07/24/2020		17,500	17,484
3.150% due 04/26/2021		21,100	21,067

UBS AG
2.907% due 06/08/2020 •		31,200	31,345
3.171% (US0003M + 0.850%) due 06/01/2020 ~		3,400	3,432
5.125% due 05/15/2024 (j)		1,700	1,721
7.625% due 08/17/2022 (j)		3,700	4,131
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		21,700	21,384
4.125% due 09/24/2025		4,000	3,977
4.125% due 04/15/2026		15,000	14,882
Unigel Luxembourg S.A.
10.500% due 01/22/2024		10,500	10,736
United Overseas Bank Ltd.
3.200% due 04/23/2021		15,000	14,906
Ventas Realty LP
3.250% due 10/15/2026		4,300	3,982
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	2,600	3,026
Washington Prime Group LP
5.950% due 08/15/2024 (m)		$7,300	6,904
Wells Fargo & Co.
6.104% (US0003M + 3.770%) due 12/15/2018 ~(i)		37,900	38,457
Wells Fargo Bank N.A.
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~		7,450	7,451
2.973% (US0003M + 0.650%) due 12/06/2019 ~		11,500	11,569
Westpac Banking Corp.
3.050% due 05/15/2020		17,900	17,885

			2,098,479

INDUSTRIALS 9.4%
Altice Financing S.A.
6.625% due 02/15/2023		1,300	1,313
Amazon.com, Inc.
2.800% due 08/22/2024		8,600	8,316
American Airlines Pass-Through Trust
3.000% due 04/15/2030		8,050	7,528
3.250% due 04/15/2030		4,170	3,924
Andeavor Logistics LP
5.500% due 10/15/2019		9,031	9,212
AP Moller - Maersk A/S
2.550% due 09/22/2019		4,800	4,760
Arrow Electronics, Inc.
3.500% due 04/01/2022		1,800	1,772
Bacardi Ltd.
4.450% due 05/15/2025		13,100	13,073
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		7,700	7,475
BAT Capital Corp.
2.764% due 08/15/2022		11,500	11,090
3.222% due 08/15/2024		9,100	8,683
3.557% due 08/15/2027		1,900	1,772
Bayer U.S. Finance LLC
3.344% (US0003M + 1.010%) due 12/15/2023 ~		8,000	8,019
Broadcom Corp.
3.875% due 01/15/2027		3,700	3,496
Campbell Soup Co.
3.650% due 03/15/2023		15,200	14,920
Centene Corp.
5.375% due 06/01/2026		14,000	14,385
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		9,000	8,920
Charter Communications Operating LLC
4.464% due 07/23/2022		2,500	2,544
Constellation Brands, Inc.
2.650% due 11/07/2022		2,500	2,391
CVS Health Corp.
3.500% due 07/20/2022		1,719	1,707
4.300% due 03/25/2028		22,200	22,023
Daimler Finance North America LLC
2.731% (US0003M + 0.390%) due 05/04/2020 ~		9,650	9,673
3.100% due 05/04/2020		17,900	17,850
3.181% (US0003M + 0.840%) due 05/04/2023 ~		17,600	17,681
3.700% due 05/04/2023		17,600	17,526
Danone S.A.
3.000% due 06/15/2022		1,060	1,040
Dell International LLC
4.420% due 06/15/2021		3,100	3,148
5.450% due 06/15/2023		13,100	13,774
Delta Air Lines, Inc.
3.400% due 04/19/2021		8,000	7,955
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		20,900	20,897
EMC Corp.
2.650% due 06/01/2020		12,100	11,884

Energy Transfer Partners LP
4.650% due 06/01/2021		3,250	3,330
Express Scripts Holding Co.
3.050% due 11/30/2022		3,650	3,545
Full House Resorts, Inc.
8.575% due 01/31/2024 «		3,970	3,864
General Electric Co.
5.000% due 01/21/2021 •(i)		17,000	16,594
GlaxoSmithKline Capital PLC
3.125% due 05/14/2021		12,800	12,784
GLP Capital LP
5.250% due 06/01/2025		3,300	3,369
5.750% due 06/01/2028		5,300	5,482
Hyundai Capital America
3.137% due 09/18/2020 •		6,200	6,215
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		2,400	2,397
4.057% due 05/25/2023		11,600	11,626
Kraft Heinz Foods Co.
2.800% due 07/02/2020		4,929	4,889
4.000% due 06/15/2023		21,100	21,159
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~		10,000	10,030
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		2,000	1,897
Microchip Technology, Inc.
3.922% due 06/01/2021		3,000	2,984
Mondelez International, Inc.
3.000% due 05/07/2020		10,000	9,977
3.625% due 05/07/2023		14,100	14,043
MPLX LP
4.000% due 03/15/2028		7,200	6,935
NetApp, Inc.
3.375% due 06/15/2021		3,100	3,090
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «		1,617	1,617
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (f)(i)		5,201	94
Oracle Corp.
1.900% due 09/15/2021		10,000	9,655
Philip Morris International, Inc.
2.375% due 08/17/2022		21,600	20,747
Platin GmbH
6.875% due 06/15/2023	EUR	11,900	13,918
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$6,200	5,954
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,658
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,700	2,810
Sands China Ltd.
5.125% due 08/08/2025		18,300	18,282
Seven & i Holdings Co. Ltd.
3.350% due 09/17/2021		13,500	13,508
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,700	2,672
Southern Co.
2.350% due 07/01/2021		15,100	14,651
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		16,900	16,935
5.152% due 09/20/2029		11,100	11,182
Syngenta Finance NV
3.933% due 04/23/2021		12,600	12,572
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	4,900	4,996
Teva Pharmaceutical Finance Netherlands BV
4.500% due 03/01/2025	EUR	11,900	14,815
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	13,200	17,307
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~		$7,690	7,707
Walt Disney Co.
2.125% due 09/13/2022		5,200	4,936
Wynn Las Vegas LLC
5.500% due 03/01/2025		18,800	18,212
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		700	693
Zoetis, Inc.
2.762% (US0003M + 0.440%) due 08/20/2021 ~		7,800	7,817

			648,699

UTILITIES 3.8%
AT&T, Inc.
2.989% (US0003M + 0.650%) due 01/15/2020 ~		14,700	14,769
3.071% (US0003M + 0.750%) due 06/01/2021 ~		20,600	20,793
3.289% (US0003M + 0.950%) due 07/15/2021 ~		16,110	16,307
3.400% due 05/15/2025		11,800	11,246
3.514% (US0003M + 1.180%) due 06/12/2024 ~		17,300	17,391

BellSouth Corp.
4.333% due 04/26/2021	14,200	14,306
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	17,500	17,552
Electricite de France S.A.
4.600% due 01/27/2020	2,900	2,955
Enel Finance International NV
2.875% due 05/25/2022	10,520	10,013
4.250% due 09/14/2023	18,200	17,965
Genesis Energy LP
6.750% due 08/01/2022	4,500	4,613
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	21,000	21,017
NiSource, Inc.
2.650% due 11/17/2022	4,800	4,584
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	4,500	4,427
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)	8,645	5,126
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	1,138	1,078
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)	3,934	1,151
Pacific Gas & Electric Co.
4.250% due 08/01/2023	6,800	6,841
Petrobras Global Finance BV
6.125% due 01/17/2022	4,547	4,705
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	22,200	22,186
Verizon Communications, Inc.
3.376% due 02/15/2025	28,814	28,065
3.414% (US0003M + 1.100%) due 05/15/2025 ~	3,065	3,094
3.500% due 11/01/2024	7,800	7,705

		257,889

Total Corporate Bonds & Notes (Cost $3,018,289)		3,005,067

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	428

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	8,340	8,947

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	420	427

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (f)	12,540	10,198

Total Municipal Bonds & Notes (Cost $18,524)		20,000

U.S. GOVERNMENT AGENCIES 58.1%
Fannie Mae
1.696% due 08/25/2055 ~(a)	17,670	893
2.276% due 12/25/2036 - 07/25/2037 •	917	904
2.310% due 08/01/2022	4,700	4,548
2.382% due 03/25/2044 •	4,756	4,718
2.466% due 05/25/2037 •	58	58
2.532% due 09/25/2046 •	3,855	3,856
2.566% due 03/25/2044 •	598	598
2.626% due 09/25/2035 •	360	361
2.670% due 08/01/2022	713	696
2.870% due 09/01/2027	6,700	6,352
2.916% due 10/25/2037 •	557	565
2.947% due 06/01/2043 - 07/01/2044 •	838	835
3.000% due 09/01/2020 - 10/01/2028	1,529	1,515
3.000% due 06/01/2030 (m)	56,919	56,444
3.147% due 09/01/2040 •	3	3
3.325% due 04/01/2035 •	266	276
3.330% due 11/01/2021	1,221	1,228
3.384% due 04/01/2035 •	737	757
3.500% due 08/01/2029 - 10/01/2048	2,688	2,660
3.562% due 01/01/2025 •	2	2
3.590% due 09/01/2035 •	44	47

3.672% due 09/01/2039 •	18	18
3.818% due 11/01/2035 •	27	28
3.904% due 10/01/2032 •	157	163
3.914% due 05/25/2035 ~	106	111
4.000% due 01/01/2026 - 01/01/2046	1,190	1,210
4.000% due 09/01/2048 (m)	14,000	14,150
4.070% due 05/01/2038 •(m)	9,577	10,048
4.215% due 08/01/2035 •	349	364
4.279% due 12/01/2036 •	212	221
4.500% due 12/01/2020 - 09/01/2045	22,063	22,872
4.662% due 08/01/2035 •	27	29
5.000% due 01/01/2025 - 08/01/2044	6,917	7,313
5.090% due 09/01/2034 •	98	104
5.500% due 09/01/2019 - 07/01/2041	17,048	18,362
6.000% due 09/01/2021 - 02/01/2039	5,354	5,851
6.500% due 11/01/2034	24	26
7.000% due 04/25/2023 - 06/01/2032	231	247
Fannie Mae, TBA
3.000% due 10/01/2048 - 11/01/2048	667,000	637,700
3.500% due 10/01/2033 - 11/01/2048	1,288,895	1,268,298
4.000% due 10/01/2048 - 12/01/2048	1,350,000	1,361,716
4.500% due 10/01/2048 - 11/01/2048	64,000	65,964
5.000% due 11/01/2048	2,500	2,621
5.500% due 10/01/2048	13,000	13,884
6.000% due 10/01/2048	4,000	4,324
Freddie Mac
1.389% due 08/25/2022 ~(a)	53,437	2,160
2.608% due 11/15/2030 •	3	3
2.658% due 09/15/2030 •	4	4
2.878% due 05/15/2037 •	196	199
2.913% due 02/25/2045 •	158	158
3.500% due 02/01/2048 - 10/01/2048 (m)	79,001	77,807
4.000% due 04/01/2029 - 10/01/2041	4,455	4,537
4.500% due 03/01/2029 - 09/01/2041	2,185	2,259
5.500% due 10/01/2034 - 10/01/2038	1,876	2,030
6.000% due 02/01/2033 - 05/01/2040	3,435	3,801
6.500% due 04/15/2029 - 10/01/2037	33	37
7.000% due 06/15/2023	116	122
7.500% due 07/15/2030 - 03/01/2032	40	45
8.500% due 08/01/2024	2	2
Freddie Mac, TBA
3.500% due 10/01/2048	18,000	17,712
4.000% due 10/01/2048 - 11/01/2048	91,000	91,827
4.500% due 10/01/2048 - 11/01/2048	48,900	50,437
6.000% due 10/01/2048	1,000	1,087
Ginnie Mae
2.404% due 10/20/2043 •	17,165	17,153
2.530% due 08/20/2066 •	4,730	4,731
2.680% due 07/20/2065 - 08/20/2065 •	28,230	28,416
2.730% due 07/20/2063 •	11,343	11,365
2.750% due 07/20/2030 •	2	2
2.850% due 10/20/2066 •	11,775	11,945
2.880% due 06/20/2066 •	6,406	6,506
2.910% due 08/20/2066 •	17,829	18,132
3.000% due 03/15/2045 - 08/15/2045	10,126	9,822
3.080% due 01/20/2066 •	4,655	4,766
3.125% due 10/20/2029 - 11/20/2029 •	42	43
3.247% due 04/20/2067 •	13,394	13,759
3.375% due 02/20/2027 - 02/20/2032 •	113	117
3.527% due 06/20/2067 •	629	645
3.625% due 04/20/2026 ~	18	19
3.625% due 05/20/2030 •	1	1
4.984% due 09/20/2066 ~	21,860	24,106
6.000% due 12/15/2038 - 11/15/2039	23	25
Ginnie Mae, TBA
3.500% due 10/01/2048	13,000	12,928
4.000% due 10/01/2048	63,500	64,572
Small Business Administration
5.130% due 09/01/2023	5	5
6.290% due 01/01/2021	4	5

Total U.S. Government Agencies (Cost $4,016,240)		4,006,230

U.S. TREASURY OBLIGATIONS 15.8%
U.S. Treasury Bonds
2.500% due 05/15/2046 (m)	34,400	29,991
2.750% due 08/15/2042 (m)	49,200	45,568
2.750% due 11/15/2042 (m)	34,200	31,645
2.875% due 05/15/2043 (m)(o)	38,400	36,302
3.000% due 02/15/2048 (m)	29,600	28,480
3.125% due 02/15/2042 (m)(o)(q)	9,800	9,701
3.125% due 02/15/2043 (m)	9,800	9,681
3.125% due 08/15/2044 (m)	92,600	91,408
3.375% due 05/15/2044 (m)	249,200	256,846
3.625% due 08/15/2043 (m)(o)	52,880	56,726

3.750% due 11/15/2043 (m)		37,800	41,385
4.250% due 05/15/2039 (m)		6,200	7,230
4.375% due 11/15/2039 (m)		18,100	21,477
4.375% due 05/15/2040 (m)		35,994	42,768
4.500% due 08/15/2039 (m)		9,700	11,687
4.625% due 02/15/2040 (m)(q)		4,500	5,518
U.S. Treasury Inflation Protected Securities (h)
0.875% due 02/15/2047 (m)(o)(q)		8,561	8,199
U.S. Treasury Notes
1.750% due 09/30/2022 (m)(o)(q)		45,000	43,013
1.875% due 07/31/2022 (m)(o)		52,900	50,908
2.000% due 08/31/2021 (o)		1,400	1,366
2.000% due 10/31/2022 (o)(q)		1,700	1,640
2.125% due 09/30/2024 (m)		90,600	86,344
2.250% due 11/15/2024 (m)(o)(q)		7,100	6,806
2.250% due 11/15/2025 (o)(q)		3,900	3,708
2.250% due 08/15/2027 (m)		31,220	29,286
2.375% due 08/15/2024 (m)(o)(q)		13,700	13,252
2.375% due 05/15/2027 (m)		66,900	63,537
2.500% due 05/15/2024 (m)(o)(q)		26,500	25,855
2.750% due 02/15/2024 (m)(o)		28,700	28,404

Total U.S. Treasury Obligations (Cost $1,124,877)			1,088,731

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Alba PLC
0.967% due 03/17/2039 •	GBP	11,988	14,874
American Home Mortgage Investment Trust
4.534% due 02/25/2045 •		$454	463
6.200% due 06/25/2036 Ø		12,500	4,809
Banc of America Funding Trust
4.205% due 05/25/2035 ~		446	469
6.000% due 03/25/2037 ^		3,525	3,180
Banc of America Mortgage Trust
3.896% due 03/25/2035 ~		3,950	3,877
4.458% due 05/25/2033 ~		493	505
6.500% due 10/25/2031		51	54
BCAP LLC Trust
2.426% due 05/25/2047 •		3,946	3,657
4.938% due 03/26/2037 Ø		655	661
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~		1	1
3.634% due 02/25/2033 ~		12	11
3.670% due 02/25/2036 •		65	66
3.814% due 01/25/2034 ~		264	272
3.822% due 02/25/2033 ~		7	7
3.833% due 04/25/2033 ~		108	109
3.935% due 04/25/2034 ~		516	520
3.974% due 01/25/2035 ~		125	127
4.007% due 01/25/2035 ~		259	254
4.171% due 11/25/2034 ~		1,232	1,206
4.272% due 07/25/2034 ~		559	551
Bear Stearns ALT-A Trust
3.804% due 05/25/2036 ^~		2,364	1,742
3.972% due 05/25/2035 ~		1,465	1,481
4.187% due 09/25/2035 ~		845	694
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~		1,253	1,140
4.106% due 01/26/2036 ~		1,949	1,716
Business Mortgage Finance PLC
2.802% due 02/15/2041 •	GBP	3,415	4,411
BX Trust
3.078% due 07/15/2034 •		$16,601	16,621
CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		7,337	7,331
Chase Mortgage Finance Trust
3.439% due 01/25/2036 ^~		2,457	2,210
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •		153	155
5.500% due 12/25/2035		3,754	3,112
Citigroup Mortgage Loan Trust, Inc.
3.899% due 05/25/2035 ~		705	712
4.240% due 09/25/2035 •		8,200	8,330
Countrywide Alternative Loan Trust
2.355% due 09/20/2046 •		8,070	6,923
2.406% due 09/25/2046 ^•		18,358	16,894
2.416% due 05/25/2036 •		1,314	1,194
3.216% due 08/25/2035 ^•		4,115	2,972
6.000% due 03/25/2035		16,266	15,387
6.000% due 02/25/2037 ^		8,376	6,135
Countrywide Home Loan Mortgage Pass-Through Trust
3.583% due 11/25/2034 ~		1,102	1,095
3.609% due 02/20/2035 ~		1,001	1,014
4.592% due 02/20/2036 ^•		277	246

Credit Suisse First Boston Mortgage Securities Corp.
5.301% due 06/25/2032 ~		16	16
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.366% due 03/25/2037 ^•		5,531	5,054
2.716% due 02/25/2035 •		303	295
Eurosail PLC
0.950% due 03/13/2045 •	GBP	1,877	2,402
0.960% due 03/13/2045 •		6,650	8,552
First Horizon Alternative Mortgage Securities Trust
3.777% due 08/25/2035 ^~		$2,921	2,641
First Horizon Mortgage Pass-Through Trust
4.044% due 10/25/2035 ^~		2,881	2,797
Great Hall Mortgages PLC
2.467% due 06/18/2039 •		4,063	3,975
GS Mortgage Securities Corp.
3.120% due 05/10/2050		13,800	13,637
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		11,100	10,838
3.203% due 02/10/2029		5,700	5,672
3.980% due 02/10/2029		17,850	17,843
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		3,137	3,056
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~		2,012	2,058
4.176% due 11/25/2035 ~		509	517
HarborView Mortgage Loan Trust
2.358% due 01/19/2038 •		4,057	4,034
2.608% due 05/19/2035 •		366	358
2.668% due 01/19/2036 •		8,459	6,831
2.918% due 10/19/2035 •		2,987	2,582
3.985% due 12/19/2035 ^~		3,113	2,569
4.072% due 07/19/2035 ~		1,216	1,157
Hilton USA Trust
2.828% due 11/05/2035		15,000	14,509
IndyMac Adjustable Rate Mortgage Trust
3.445% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
2.386% due 01/25/2037 •		2,758	2,641
2.426% due 04/25/2046 •		4,626	4,371
3.557% due 06/25/2036 ~		7,086	6,204
3.831% due 11/25/2037 ~		2,330	2,340
JPMorgan Chase Commercial Mortgage Securities Trust
3.158% due 06/15/2032 •		21,000	21,066
JPMorgan Mortgage Trust
3.913% due 06/25/2035 ~		378	386
4.108% due 08/25/2034 ~		2,468	2,464
4.249% due 10/25/2036 ^~		3,930	3,570
5.750% due 01/25/2036 ^		502	400
Landmark Mortgage Securities PLC
1.036% due 04/17/2044 •	GBP	20,970	26,227
LMREC, Inc.
3.192% due 02/22/2032 •		$14,200	14,231
MASTR Adjustable Rate Mortgages Trust
2.585% due 01/25/2047 ^•		3,189	2,657
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •		42	41
4.068% due 04/25/2035 ~		2,671	2,572
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,200	3,162
3.557% due 12/15/2047		7,500	7,528
Morgan Stanley Mortgage Loan Trust
3.908% due 07/25/2035 ^~		3,090	2,883
MortgageIT Trust
2.526% due 12/25/2035 •		2,968	2,927
MSSG Trust
3.397% due 09/13/2039		18,100	17,493
Prime Mortgage Trust
2.616% due 02/25/2034 •		73	71
2.716% due 02/25/2035 •		3,510	3,398
RBSSP Resecuritization Trust
3.590% due 12/25/2035 ~		14,156	14,519
Residential Accredit Loans, Inc. Trust
2.316% due 05/25/2037 •		9,876	9,122
2.401% due 08/25/2036 •		6,661	6,140
3.616% due 08/25/2036 ^•		4,300	4,125
4.616% due 12/25/2035 ~		492	450
6.000% due 09/25/2036		956	853
6.500% due 09/25/2036 ^		6,434	4,822
Residential Asset Securitization Trust
2.666% due 10/25/2035 •		1,813	1,494
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		1,908	1,870
6.000% due 06/25/2037 ^		2,820	2,684
Structured Adjustable Rate Mortgage Loan Trust
2.416% due 04/25/2047 •		2,025	1,852

Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •		1,507	1,473
2.426% due 09/25/2047 ^•		3,056	3,012
2.828% due 09/19/2032 •		21	21
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.275% due 07/25/2032 ~		1	1
Suntrust Adjustable Rate Mortgage Loan Trust
3.696% due 02/25/2037 ^~		2,619	2,368
Tharaldson Hotel Portfolio Trust
2.871% due 11/11/2034 •		8,829	8,835
Thornburg Mortgage Securities Trust
4.158% due 06/25/2047 ^•		11,989	11,016
4.208% due 03/25/2037 •		1,450	1,308
Wachovia Mortgage Loan Trust LLC
3.917% due 05/20/2036 ^~		2,786	2,551
WaMu Mortgage Pass-Through Certificates Trust
2.506% due 10/25/2045 •		327	331
2.716% due 02/25/2045 •		10,949	10,879
3.268% due 12/25/2036 ^~		371	362
3.392% due 05/25/2037 ^~		4,690	3,985
3.882% due 07/25/2037 ^~		2,615	2,434
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	2,078
1.604% due 12/21/2049 •		24,125	31,242
2.304% due 12/21/2049 •		2,359	3,096
2.804% due 12/21/2049 •		1,179	1,554
3.304% due 12/21/2049 •		674	890
3.804% due 12/21/2049 •		674	891
Wells Fargo Mortgage-Backed Securities Trust
3.761% due 12/25/2034 ~		$476	488
3.804% due 01/25/2035 ~		568	584
3.964% due 03/25/2036 ~		897	915
4.263% due 07/25/2036 ^~		5,076	4,986

Total Non-Agency Mortgage-Backed Securities (Cost $513,363)			518,445

ASSET-BACKED SECURITIES 14.8%
Accredited Mortgage Loan Trust
2.346% due 02/25/2037 •		856	856
2.476% due 09/25/2036		8,566	8,371
ALESCO Preferred Funding Ltd.
3.116% due 09/23/2038 •		5,686	5,587
Allegro CLO Ltd.
3.559% due 01/30/2026 •		7,007	7,014
Ally Master Owner Trust
2.478% due 07/15/2022 •		20,400	20,458
American Express Credit Account Master Trust
1.640% due 12/15/2021		28,000	27,824
AmeriCredit Automobile Receivables Trust
2.465% due 05/18/2020 •		340	340
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.686% due 11/25/2035 •		9,000	8,734
Argent Securities Trust
2.366% due 07/25/2036 •		19,799	7,961
2.406% due 03/25/2036 •		6,830	4,207
Atrium Corp.
3.177% due 04/22/2027 •		16,700	16,638
Avery Point CLO Ltd.
3.435% due 04/25/2026 •		10,638	10,645
Bear Stearns Asset-Backed Securities Trust
2.366% due 11/25/2036 •		9,709	9,483
2.376% due 08/25/2036 •		1,337	1,586
3.341% due 02/25/2035 •		7,681	7,718
Capital Auto Receivables Asset Trust
2.335% due 10/20/2020 •		15,000	14,996
CARDS Trust
2.418% due 10/17/2022 •		19,000	19,014
2.508% due 04/17/2023 •		17,600	17,633
3.047% due 04/17/2023		17,600	17,570
Cent CLO Ltd.
3.286% due 10/15/2026 •		17,500	17,490
Chase Issuance Trust
2.458% due 01/15/2022 •		14,900	14,963
Chesapeake Funding LLC
3.230% due 08/15/2030		14,300	14,295
Citigroup Mortgage Loan Trust
2.836% due 12/25/2035 •		821	825
6.750% due 05/25/2036 Ø		4,437	3,389
Countrywide Asset-Backed Certificates
2.356% due 06/25/2047 ^•		3,644	3,357
2.366% due 07/25/2036 •		3,227	3,225
2.366% due 01/25/2037 •		840	839
2.386% due 06/25/2037 •		3,860	3,855
2.446% due 05/25/2037 •		7,700	7,106
2.616% due 06/25/2036 •		6,900	6,805
2.966% due 05/25/2034 •		2,627	2,630

Countrywide Asset-Backed Certificates Trust
3.016% due 08/25/2047 •	1,621	1,610
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	11,816	11,955
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •	423	276
Discover Card Execution Note Trust
2.698% due 09/15/2021 •	14,800	14,834
EMC Mortgage Loan Trust
2.956% due 05/25/2040 •	120	118
Figueroa CLO Ltd.
3.188% due 06/20/2027 •	17,500	17,505
3.239% due 01/15/2027 •	17,500	17,502
First Franklin Mortgage Loan Trust
2.696% due 12/25/2035 •	3,486	3,509
2.951% due 09/25/2035 •	860	865
Flagship Credit Auto Trust
1.850% due 07/15/2021	2,710	2,696
Ford Credit Floorplan Master Owner Trust
2.343% due 05/15/2023 •	30,000	30,023
Fremont Home Loan Trust
2.276% due 01/25/2037 •	79	46
2.626% due 11/25/2035 •	8,400	7,521
Golden Credit Card Trust
2.558% due 02/15/2021 •	15,000	15,015
GoldenTree Loan Opportunities Ltd.
3.709% due 10/29/2026 •	6,300	6,307
GSAA Trust
5.995% due 03/25/2046 ^~	9,977	7,003
GSAMP Trust
2.306% due 06/25/2036 •	4,616	3,167
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •	22,400	22,391
Home Equity Loan Trust
2.446% due 04/25/2037 •	20,000	18,358
Home Equity Mortgage Loan Asset-Backed Trust
2.356% due 11/25/2036 •	7,295	7,012
Hyundai Auto Lease Securitization Trust
2.438% due 12/16/2019 •	3,464	3,466
Jamestown CLO Ltd.
3.165% due 07/25/2027 •	6,700	6,674
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •	21,700	21,704
JPMorgan Mortgage Acquisition Corp.
2.606% due 05/25/2035 •	4,700	4,682
2.626% due 10/25/2035 ^•	7,500	7,302
JPMorgan Mortgage Acquisition Trust
2.476% due 03/25/2037 •	2,000	1,964
Lehman XS Trust
2.396% due 06/25/2036 •	3,052	2,655
LoanCore Issuer Ltd.
3.288% due 05/15/2028 •	17,400	17,442
Long Beach Mortgage Loan Trust
5.216% due 11/25/2032 •	12	12
LP Credit Card ABS Master Trust
3.625% due 08/20/2024 «•	20,142	20,142
MASTR Asset-Backed Securities Trust
2.456% due 03/25/2036 •	6,264	4,613
2.796% due 12/25/2035 •	5,318	5,319
MidOcean Credit CLO
3.139% due 04/15/2027 •	4,700	4,700
Monarch Grove CLO
3.215% due 01/25/2028 •	11,000	10,939
Morgan Stanley ABS Capital, Inc. Trust
2.366% due 07/25/2036 •	8,291	4,564
2.466% due 08/25/2036 •	15,588	10,066
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •	11,402	11,408
Navient Private Education Loan Trust
3.658% due 01/16/2035 •	2,278	2,283
NovaStar Mortgage Funding Trust
2.456% due 11/25/2036 •	3,302	1,574
OCP CLO Ltd.
3.139% due 07/15/2027 •	12,100	12,047
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024	17,500	17,488
Option One Mortgage Loan Trust
2.356% due 03/25/2037 •	6,968	6,295
2.436% due 05/25/2037 •	12,697	9,096
Option One Mortgage Loan Trust Asset-Backed Certificates
2.676% due 11/25/2035 •	14,500	13,662
OSCAR U.S. Funding Trust LLC
2.910% due 04/12/2021	4,372	4,371
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •	14,000	13,999

RAAC Trust
2.556% due 02/25/2036 •		1,324	1,323
Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 Ø		13,331	7,271
Residential Asset Mortgage Products Trust
2.896% due 04/25/2035 •		7,600	7,620
Residential Asset Securities Corp. Trust
2.376% due 06/25/2036 •		1,185	1,185
2.456% due 09/25/2036 •		9,580	9,524
2.466% due 04/25/2037 •		4,238	4,204
2.616% due 02/25/2036 •		6,800	6,507
2.876% due 12/25/2035 •		5,526	4,619
3.086% due 05/25/2035 •		782	786
Santander Retail Auto Lease Trust
2.710% due 10/20/2020		14,558	14,542
Securitized Asset-Backed Receivables LLC Trust
2.346% due 05/25/2037 ^•		1,279	984
SG Mortgage Securities Trust
2.486% due 02/25/2036 •		2,828	1,958
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	2,548	2,962
2.804% due 12/15/2027 •		$13,110	13,164
2.884% due 12/15/2025 •		16,251	16,336
SMB Private Education Loan Trust
2.508% due 03/16/2026 •		11,108	11,116
SoFi Professional Loan Program Trust
2.640% due 08/25/2047		18,809	18,704
Soundview Home Loan Trust
2.326% due 02/25/2037 •		1,961	818
2.366% due 06/25/2037 •		5,689	4,324
3.116% due 10/25/2037 •		22,304	18,934
Specialty Underwriting & Residential Finance Trust
2.366% due 11/25/2037 •		18,557	13,130
Structured Asset Securities Corp. Mortgage Loan Trust
2.386% due 12/25/2036 •		8,094	7,935
2.666% due 05/25/2037 •		6,900	6,559
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		8,752	8,763
3.506% due 01/17/2026 •		8,752	8,759
Symphony CLO Ltd.
3.369% due 10/15/2025 •		18,067	18,077
Telos CLO Ltd.
3.606% due 01/17/2027 •		9,800	9,806
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø		9,485	9,426
Upstart Securitization Trust
3.887% due 08/20/2025		5,000	4,987
VB-S1 Issuer LLC
6.901% due 06/15/2046		2,500	2,584
Venture CLO Ltd.
3.159% due 04/15/2027 •		13,100	13,045
3.189% due 01/15/2028 •		10,100	10,085
VOLT LLC
3.125% due 06/25/2047 Ø		11,170	11,105
3.250% due 06/25/2047 Ø		4,560	4,541
Voya CLO Ltd.
3.055% due 07/25/2026 •		8,700	8,702
WaMu Asset-Backed Certificates WaMu Trust
2.466% due 04/25/2037 •		6,942	3,784
Washington Mutual Asset-Backed Certificates Trust
2.456% due 05/25/2036 •		10,182	8,983
Wells Fargo Home Equity Asset-Backed Securities Trust
3.101% due 11/25/2035 •		1,800	1,810
Westlake Automobile Receivables Trust
2.980% due 01/18/2022		9,600	9,598
Zais CLO Ltd.
0.000% due 04/15/2028 •(b)		17,700	17,700

Total Asset-Backed Securities (Cost $980,990)			1,017,854

SOVEREIGN ISSUES 3.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	10,000	12,201
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	533,600	15,019
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (f)	BRL	36,800	8,972
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$18,800	17,966
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		22,300	21,715
3.375% due 09/27/2023		27,500	27,416
Japan International Cooperation Agency
2.750% due 04/27/2027		14,600	13,799

Province of Ontario
1.650% due 09/27/2019		2,800	2,767
3.150% due 06/02/2022	CAD	7,600	5,991
4.000% due 10/07/2019		$700	708
4.000% due 06/02/2021	CAD	21,400	17,211
4.200% due 06/02/2020		12,500	9,972
4.400% due 06/02/2019		5,600	4,404
4.400% due 04/14/2020		$600	613
Province of Quebec
2.750% due 08/25/2021		17,100	16,913
3.500% due 07/29/2020		3,000	3,027
3.500% due 12/01/2022	CAD	6,300	5,040
3.750% due 09/01/2024		4,800	3,903
4.500% due 12/01/2020		2,500	2,022
Qatar Government International Bond
3.875% due 04/23/2023		$18,900	19,068
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	5,500	6,511

Total Sovereign Issues (Cost $242,655)			215,238

SHORT-TERM INSTRUMENTS 15.4%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~		$17,200	17,235

COMMERCIAL PAPER 2.9%
Entergy Corp.
2.400% due 10/31/2018		16,750	16,710
Enterprise Products Operating LLC
2.370% due 10/12/2018		17,300	17,284
2.370% due 10/19/2018		17,200	17,175
Hitachi Capital America Corp.
2.400% due 10/18/2018		7,550	7,540
Hyundai Capital America
2.480% due 11/06/2018		17,400	17,354
Keurig Dr Pepper
2.330% due 10/02/2018		22,300	22,294
Mondelez International, Inc.
2.270% due 10/05/2018		17,400	17,392
2.470% due 11/16/2018		17,200	17,142
2.480% due 11/21/2018		17,200	17,136
Royal Caribbean Cruise
2.650% due 10/05/2018		13,200	13,194
2.660% due 10/18/2018		17,200	17,177
Thomson Reuters Corp.
2.500% due 10/09/2018		4,850	4,846
Virginia Electric & Power Co.
2.400% due 11/01/2018		16,350	16,312

			201,556

REPURCHASE AGREEMENTS (l) 0.1%			6,017

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
37.800% due 11/21/2018 (g)	ARS	9,060	206
43.450% due 10/17/2018 (g)		9,656	229
43.600% due 10/17/2018 (g)		5,394	128
43.650% due 10/17/2018 (g)		4,815	114
45.000% due 11/21/2018 (g)		104,662	2,384

			3,061

ARGENTINA TREASURY BILLS 0.6%
2.131% due 10/12/2018 - 03/29/2019 (e)(f)	ARS	305,141	7,594
3.062% due 10/26/2018 - 01/11/2019 (e)(f)		$37,100	36,923

			44,517

GREECE TREASURY BILLS 0.3%
1.125% due 11/02/2018 - 03/15/2019 (e)(f)	EUR	20,000	23,147

JAPAN TREASURY BILLS 10.6%
(0.159)% due 10/29/2018 - 11/19/2018 (e)(f)	JPY	83,160,000	732,007

NIGERIA TREASURY BILLS 0.0%
15.450% due 10/04/2018 (f)	NGN	1,100,000	3,017

U.S. TREASURY BILLS 0.6%
2.145% due 10/04/2018 - 12/13/2018 (e)(f)(o)(q)	$41,565	41,431

Total Short-Term Instruments (Cost $1,091,847)		1,071,988

Total Investments in Securities (Cost $11,051,566)		10,988,472

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short Asset Portfolio	37,176,139	372,431
PIMCO Short-Term Floating NAV Portfolio III	24,328,218	240,533

Total Short-Term Instruments (Cost $612,661)		612,964

Total Investments in Affiliates (Cost $612,661)		612,964

Total Investments 168.2% (Cost $11,664,227)		$11,601,436
Financial Derivative Instruments (n)(p) 1.0% (Cost or Premiums, net $(3,874))		69,754
Other Assets and Liabilities, net (69.2)%		(4,774,291)

Net Assets 100.0%		$6,896,899

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.679%	09/04/2019 - 09/02/2021	05/22/2018	$4,200	$4,192	0.06%

				$4,200	$4,192	0.06%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$6,017	U.S. Treasury Bonds 3.625% due 02/15/2044	$(6,138)	$6,017	$6,018

Total Repurchase Agreements						$(6,138)	$6,017	$6,018

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.130%	08/08/2018	10/09/2018		$(18,423)	$(18,482)
	2.170	07/24/2018	10/24/2018		(90,440)	(90,816)
	2.180	09/07/2018	10/15/2018		(98,330)	(98,473)
BOS	2.300	09/13/2018	10/11/2018		(55,045)	(55,108)
	2.320	09/13/2018	10/11/2018		(9,553)	(9,564)
BRC	2.200	09/27/2018	TBD	(3)	(2,761)	(2,761)
BSN	2.110	08/02/2018	10/05/2018		(16,222)	(16,279)
	2.130	08/09/2018	10/10/2018		(34,071)	(34,178)
CIB	2.130	08/07/2018	10/09/2018		(117,893)	(118,277)
	2.130	08/08/2018	10/09/2018		(94,950)	(95,253)
	2.180	08/07/2018	10/31/2018		(10,021)	(10,054)
	2.180	08/17/2018	10/17/2018		(146,079)	(146,477)
GRE	2.140	07/18/2018	10/18/2018		(51,686)	(51,917)
	2.140	07/19/2018	10/19/2018		(195)	(196)
RCY	2.120	08/08/2018	10/09/2018		(35,592)	(35,705)
	2.150	08/13/2018	10/16/2018		(191,392)	(191,952)
	2.170	08/16/2018	10/17/2018		(32,934)	(33,025)
	2.250	08/23/2018	11/27/2018		(32,617)	(32,697)
	2.260	08/24/2018	11/29/2018		(41,150)	(41,248)
	2.270	09/13/2018	10/11/2018		(87,757)	(87,857)
TDM	2.100	09/28/2018	TBD	(3)	(967)	(967)

Total Reverse Repurchase Agreements						$(1,171,286)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	2.140%	08/17/2018	10/23/2018	$(16,337)	$(16,381)

Total Sale-Buyback Transactions					$(16,381)

(m)	Securities with an aggregate market value of $1,163,402 and cash of $20,263 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(977,890) at a weighted average interest rate of 1.925%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(21) of deferred price drop.

(n)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		$105.250	11/23/2018	159	$159	$1	$0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		105.750	11/23/2018	1,290	1,290	11	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		106.750	11/23/2018	600	600	5	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.000	11/23/2018	6,725	6,725	58	7
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.250	11/23/2018	7,971	7,971	68	8
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.500	11/23/2018	2,529	2,529	22	2
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.750	11/23/2018	9	9	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		108.000	11/23/2018	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		109.500	11/23/2018	1,090	1,090	9	1
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		110.500	11/23/2018	83	83	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		111.000	11/23/2018	743	743	6	1
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		111.500	11/23/2018	29	29	0	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures		110.000	11/23/2018	990	990	9	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		159.000	11/23/2018	3	3	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		160.000	11/23/2018	168	168	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		166.000	11/23/2018	9	9	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		168.000	11/23/2018	54	54	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		170.000	11/23/2018	691	691	6	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		172.000	11/23/2018	59	59	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		175.000	11/23/2018	15	15	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		178.000	11/23/2018	598	598	5	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		180.000	11/23/2018	1,832	1,832	16	2
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures		125.000	11/23/2018	256	256	2	0
Call - MSE Canada Government 10-Year Bond December 2018 Futures	CAD	158.000	11/16/2018	229	229	2	1
Call - MSE Canada Government 10-Year Bond December 2018 Futures		159.000	11/16/2018	434	434	4	2

Total Purchased Options						$227	$29

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	294	$71,413	$(44)	$11	$0
90-Day Eurodollar September Futures	09/2019	373	90,378	(116)	14	0
Call Options Strike @ EUR 158.000 on Euro-BTP 10-Year Bond November 2018 Futures	10/2018	2,223	26	(2)	0	0
Call Options Strike @ EUR 160.000 on Euro-BTP 10-Year Bond December 2018 Futures	11/2018	509	6	(1)	0	0
Call Options Strike @ EUR 165.000 on Euro-BTP 10-Year Bond December 2018 Futures	11/2018	24	0	0	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	3,251	38	(3)	0	0
Euro-Bund 10-Year Bond December Futures	12/2018	2,894	533,547	(3,676)	2,520	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	2,087	24	(2)	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	807	9	(1)	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	19,284	2,168,998	(18,275)	1,055	0
U.S. Treasury 10-Year Note December Futures	12/2018	2,766	328,549	(3,379)	86	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	256	39,496	(1,351)	0	(88)

				$(26,850)	$3,686	$(88)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	247	$(59,796)	$46	$0	$(9)
90-Day Eurodollar June Futures	06/2020	142	(34,375)	65	0	(5)
Australia Government 10-Year Bond December Futures	12/2018	2,378	(221,490)	1,881	0	(1,130)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	509	(195)	29	30	(1)
Canada Government 10-Year Bond December Futures	12/2018	871	(89,430)	1,192	61	(41)
Euro-BTP Italy Government Bond December Futures	12/2018	3,364	(483,691)	(5,411)	12,420	0
Euro-Buxl 30-Year Bond December Futures	12/2018	769	(155,641)	2,594	0	(1,964)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	3,405	(597,158)	3,497	39	(1,898)
U.S. Treasury 30-Year Bond December Futures	12/2018	3,429	(481,775)	12,362	536	0
United Kingdom Long Gilt December Futures	12/2018	71	(11,192)	149	1	(15)

				$16,404	$13,087	$(5,063)

Total Futures Contracts				$(10,446)	$16,773	$(5,151)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
MBIA, Inc.	5.000%	Quarterly	12/20/2018	0.455%		$3,100	$(16)	$53	$37	$1	$0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.281		12,100	201	(8)	193	1	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.645	EUR	15,000	(732)	968	236	0	(9)

							$(547)	$1,013	$466	$2	$(9)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-30 5-Year Index	(1.000)%	Quarterly	06/20/2023	$146,700	$(2,546)	$(403)	$(2,949)	$9	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$50,900	$3,067	$967	$4,034	$21	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	316,800	$(258)	$(132)	$(390)	$0	$(41)
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		2,320,500	(1,739)	643	(1,096)	0	(302)
Pay	1-Year BRL-CDI	8.475	Maturity	01/02/2020		683,700	163	493	656	0	(75)
Pay	1-Year BRL-CDI	8.850	Maturity	01/02/2020		828,200	863	626	1,489	0	(106)
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		105,700	(126)	(94)	(220)	0	(50)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046	CAD	5,800	712	329	1,041	0	(1)
Pay	3-Month USD-LIBOR	1.951	Semi-Annual	12/05/2019		$539,400	0	(2,967)	(2,967)	74	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		180,000	(4,137)	1,993	(2,144)	133	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		147,800	8,247	1,643	9,890	0	(74)
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		59,300	0	6,629	6,629	40	0
Receive	3-Month USD-LIBOR	2.905	Semi-Annual	08/22/2048		12,800	1,280	(610)	670	12	0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	08/22/2048		15,000	1,592	(882)	710	14	0
Receive	3-Month USD-LIBOR	2.940	Semi-Annual	08/22/2048		13,100	1,281	(687)	594	12	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	27,200	467	191	658	126	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		202,900	(834)	(1,257)	(2,091)	960	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		34,300	0	949	949	382	0
Pay	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		27,400	0	823	823	306	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		63,600	0	1,936	1,936	711	0
Pay (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		22,600	(452)	(1)	(453)	310	0
Receive (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	80,300	1,487	(88)	1,399	0	(8)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		66,400	1,142	533	1,675	0	(105)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		41,900	197	3,122	3,319	0	(302)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		28,100	(173)	255	82	0	(214)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	75,740,000	(4,525)	2,329	(2,196)	108	(7)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	511	136	0	(10)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,700,000	118	(51)	67	0	(2)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		340,000	6	(15)	(9)	0	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,750,000	(2)	(116)	(118)	0	(2)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,870,000	(212)	120	(92)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		8,990,000	338	(154)	184	0	(128)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		720,000	(22)	(39)	(61)	0	(22)

							$5,038	$16,032	$21,070	$3,188	$(1,451)

Total Swap Agreements							$5,012	$17,609	$22,621	$3,220	$(1,460)

(o)

Securities with an aggregate market value of $75,591 and cash of $17,935 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	BRL	132,143		$38,934	$6,216	$(3)
	10/2018	JPY	730,000		6,621	183	0
	10/2018	MXN	148,613		7,865	0	(76)
	10/2018		$33,004	BRL	132,143	0	(283)
	10/2018		12,488	RUB	837,461	278	0
	11/2018	EUR	56,802		$66,542	370	0
	11/2018	ILS	1,659		452	0	(6)
	11/2018	JPY	4,559,400		40,590	334	0
	11/2018	SEK	747,865		84,124	389	(715)
	11/2018		$230	BRL	943	3	0
	11/2018		102,000	EUR	86,778	0	(899)
	11/2018		2,283	GBP	1,749	1	0
	11/2018		4,361	RUB	290,882	59	0
BPS	10/2018	ARS	142,026		$3,728	297	0
	10/2018	BRL	93,326		23,309	200	0
	10/2018	CAD	51,447		39,037	0	(794)
	10/2018	CHF	1,718		1,775	25	0
	10/2018	EUR	17,763		20,922	298	0
	10/2018	JPY	5,770,000		52,259	1,376	0
	10/2018	RUB	703,456		10,375	0	(352)
	10/2018		$5,886	ARS	230,201	0	(378)
	10/2018		23,419	BRL	93,326	85	(395)
	10/2018		5,468	RUB	374,995	256	0
	11/2018	EUR	43,441		$50,540	0	(71)
	11/2018	JPY	8,200,000		73,853	1,505	0
	11/2018	MXN	402,970		21,037	0	(353)
	11/2018		$20,973	EUR	17,763	0	(299)
	12/2018		389	KRW	433,985	3	0
BRC	10/2018	JPY	5,870,000		$53,190	1,425	0
	10/2018		$11,885	RUB	812,986	508	0
	10/2018		6,374	TRY	40,324	286	0
	11/2018	GBP	14,845		$19,164	0	(223)
	11/2018	JPY	15,870,000		144,037	3,876	0
	11/2018		$1,270	GBP	965	0	(9)
	11/2018		1,641	JPY	183,700	0	(19)
	12/2018	ARS	3,267		$78	6	0
CBK	10/2018	RUB	442,016		6,475	0	(257)
	10/2018		$1,864	ARS	75,909	0	(50)
	10/2018		7,105	AUD	9,976	106	0
	10/2018		25,380	CAD	32,791	7	0
	10/2018		7,451	MXN	144,001	215	0
	10/2018		33,122	RUB	2,247,807	1,139	0
	10/2018		15,797	TRY	100,652	689	0
	11/2018	AUD	4,091		$2,953	0	(5)
	11/2018	EUR	93,837		108,698	102	(729)
	11/2018	JPY	23,871,700		215,501	4,860	0
	11/2018	MXN	1,008,601		53,141	0	(395)
	11/2018	NOK	1,090		131	0	(3)
	11/2018		$39,491	EUR	34,018	345	(204)
	11/2018		12,935	GBP	10,079	246	(19)
	11/2018		64,397	MXN	1,263,433	2,665	0
	11/2018		67,106	RUB	4,579,401	2,476	0
	11/2018		103,942	SEK	936,224	1,778	0
	12/2018		16,174	INR	1,187,307	0	(2)
DUB	10/2018		10,644	RUB	750,934	786	0
FBF	12/2018	SGD	354		$259	0	0
GLM	10/2018	AUD	9,450		6,837	7	0
	10/2018	BRL	53,600		13,883	628	(17)
	10/2018	RUB	670,517		9,876	0	(344)
	10/2018		$1,073	AUD	1,480	0	(4)
	10/2018		13,554	BRL	53,600	0	(282)
	10/2018		1,134	CAD	1,469	3	0
	10/2018		55,503	MXN	1,066,460	1,301	0
	11/2018	EUR	6,817		$7,932	0	(10)
	11/2018		$16,588	MXN	322,901	551	0
	01/2019		1,168	BRL	4,400	0	(87)
HUS	10/2018	CAD	28,796		$21,862	0	(433)
	10/2018	DKK	132,325		20,825	223	0
	10/2018	RUB	380,382		5,699	0	(95)
	10/2018	TRY	20,672		3,174	0	(188)
	10/2018		$1,399	ARS	49,499	0	(216)
	10/2018		74,922	CAD	97,136	283	0
	10/2018		25	MXN	481	0	0
	10/2018		43,073	RUB	2,768,796	270	(1,133)
	10/2018		3,191	TRY	20,853	202	0
	11/2018	CAD	97,136		$74,970	0	(286)
	11/2018	EUR	46,758		54,497	22	0
	11/2018	MXN	723,604		38,216	8	(200)
	11/2018	SEK	62,990		7,007	0	(106)
	11/2018		$327	ARS	13,489	0	(24)
	11/2018		64,445	EUR	55,231	0	(98)
	11/2018		1,012	GBP	771	0	(5)
	11/2018		40,036	JPY	4,503,300	0	(275)
	11/2018		25,108	MXN	488,103	799	0
	11/2018		2,948	ZAR	44,776	205	0
	12/2018	CNH	1,796		$263	3	0
	12/2018	THB	32,948		1,013	0	(9)
	03/2019	EUR	15,400		19,672	1,536	0
IND	11/2018		$189	ZAR	2,551	0	(10)
JPM	10/2018	AUD	7,496		$5,450	32	0
	10/2018	BRL	722,400		191,208	12,332	0
	10/2018	CAD	51,153		39,477	0	(126)
	10/2018	GBP	38,810		51,128	543	0
	10/2018	NGN	1,030,563		2,750	0	(81)
	10/2018	RUB	7,730,777		114,597	0	(3,239)
	10/2018	TRY	32,989		5,336	0	(127)
	10/2018		$181,101	BRL	722,400	908	(3,133)
	10/2018		28,099	RUB	1,837,798	528	(605)
	11/2018	EUR	16,349		$19,087	40	0
	11/2018	JPY	11,539,700		104,693	2,806	0
	11/2018	MXN	747,504		38,437	0	(1,240)
	11/2018	SEK	124,765		14,109	20	0
	11/2018		$52,432	GBP	39,764	11	(543)
	11/2018		18,925	JPY	2,079,000	0	(569)
	11/2018		1,856	RUB	121,813	0	(5)
	11/2018		5,330	TRY	33,912	129	0
	01/2019	BRL	41,200		$11,158	1,033	0
MSB	10/2018		415,200		124,027	21,218	0
	10/2018		$103,699	BRL	415,200	0	(890)
	10/2018		27,041	TRY	175,065	1,634	0
	12/2018		38,186	INR	2,785,834	0	(242)
MYI	11/2018	JPY	10,660,000		$96,185	2,133	0
NGF	10/2018	BRL	79,600		23,938	4,228	0
	10/2018		$19,881	BRL	79,600	0	(171)
RBC	10/2018		1,003	AUD	1,399	8	0
	11/2018		16,896	MXN	331,444	697	0
SCX	10/2018	INR	654,075		$8,944	0	(35)
	10/2018	TRY	7,166		1,080	0	(90)
	10/2018		$21,152	DKK	133,980	0	(292)
	10/2018		7,017	RUB	480,138	307	0
	11/2018		4,468		304,115	153	0
	12/2018		299	INR	21,537	0	(6)
	12/2018		33,423	RUB	2,281,116	1,139	0
SOG	10/2018	RUB	92,150		$1,396	0	(6)
	10/2018		$50,017	GBP	38,810	568	0
	11/2018	GBP	158,409		$202,847	0	(4,024)
	11/2018		$25,632	GBP	20,036	533	0
	11/2018		40,171	RUB	2,533,787	0	(1,671)
SSB	10/2018		20,803	EUR	17,763	0	(179)
	11/2018	GBP	17,869		$23,015	0	(321)
UAG	10/2018	CHF	2,734		2,833	47	0
	10/2018	JPY	7,840,000		71,051	1,915	0
	10/2018	RUB	140,675		2,135	0	(9)
	11/2018	JPY	8,200,000		73,860	1,512	0
	11/2018		$12,844	GBP	10,073	311	0
	11/2018		109,983	JPY	12,118,300	0	(2,987)
	11/2018		1,142	RUB	73,269	0	(28)
	04/2019	EUR	5,500		$6,932	436	0

Total Forward Foreign Currency Contracts						$94,655	$(30,980)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus RUB	RUB	110.000	10/31/2018	$128,000	$13	$0
GLM	Put - OTC USD versus INR	INR	67.000	11/22/2018	15,300	12	1
	Put - OTC USD versus INR		68.500	12/07/2018	27,800	28	9
HUS	Put - OTC USD versus INR		68.500	12/05/2018	34,700	29	11
JPM	Put - OTC USD versus INR		68.500	12/05/2018	20,800	23	6

						$105	$27

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$24,100	$1,157	$1,875
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	25,300	1,194	1,972
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	6,100	293	478

							$2,644	$4,325

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048	$73.000	10/04/2018	$96,000	$4	$0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	73.500	11/06/2018	94,000	4	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048	76.500	10/04/2018	91,000	3	0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	82.000	11/06/2018	91,000	7	0

					$18	$0

Total Purchased Options					$2,767	$4,352

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.734	10/23/2018	AUD	19,900	$(76)	$(36)
	Call - OTC AUD versus USD		0.739	11/20/2018		19,900	(96)	(58)
	Call - OTC USD versus ZAR	ZAR	15.400	10/29/2018		$18,500	(286)	(51)
BPS	Put - OTC USD versus CAD	CAD	1.282	10/26/2018		11,100	(64)	(48)
	Put - OTC USD versus RUB	RUB	66.740	10/02/2018		21,000	(112)	(395)
	Call - OTC USD versus RUB		67.100	10/11/2018		18,301	(563)	(46)
BRC	Put - OTC USD versus MXN	MXN	19.040	10/18/2018		27,800	(230)	(551)
CBK	Call - OTC USD versus RUB	RUB	68.000	10/23/2018		14,300	(408)	(53)
DUB	Put - OTC USD versus MXN	MXN	18.930	10/23/2018		12,500	(91)	(206)
	Put - OTC USD versus RUB	RUB	68.500	10/26/2018		30,000	(267)	(1,379)
GLM	Put - OTC AUD versus USD		$0.690	11/09/2018	AUD	67,800	(246)	(53)
	Call - OTC AUD versus USD		0.728	11/09/2018		67,800	(326)	(382)
	Put - OTC USD versus MXN	MXN	18.780	10/11/2018		$20,800	(127)	(192)
HUS	Call - OTC USD versus TRY	TRY	6.910	10/26/2018		13,800	(254)	(52)
	Call - OTC USD versus TRY		7.400	11/19/2018		17,200	(545)	(89)
	Call - OTC USD versus TRY		7.700	12/10/2018		17,300	(531)	(120)
JPM	Put - OTC USD versus SEK	SEK	8.830	10/17/2018		14,100	(67)	(80)
MYI	Put - OTC USD versus MXN	MXN	18.850	10/17/2018		8,200	(54)	(105)
SCX	Put - OTC USD versus RUB	RUB	66.860	10/05/2018		21,900	(167)	(461)
	Call - OTC USD versus TRY	TRY	7.110	10/23/2018		5,400	(128)	(11)
	Call - OTC USD versus ZAR	ZAR	16.000	10/26/2018		17,000	(230)	(15)

							$(4,868)	$(4,383)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	0

						$(788)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$105,900	$(1,157)	$(2,573)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	111,200	(1,193)	(2,706)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	26,800	(292)	(653)

							$(2,642)	$(5,932)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2048	$99.563	12/06/2018	$103,000	$(161)	$(143)

Total Written Options					$(8,459)	$(10,458)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%	$6,200	$(642)	$619	$0	$(23)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.565	500	(77)	73	0	(4)
BRC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335	2,300	(347)	339	0	(8)
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335	2,400	(264)	255	0	(9)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.565	400	(64)	61	0	(3)
HUS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.565	1,500	(274)	262	0	(12)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.432	35,200	(917)	213	0	(704)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020	12,100	(613)	45	0	(568)

							$(3,198)	$1,867	$0	$(1,331)

Credit Default Swaps on Credit Indices - Sell Protection(1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$10,323	$(223)	$328	$105	$0

Total Swap Agreements						$(3,421)	$2,195	$105	$(1,331)

(q)

Securities with an aggregate market value of $6,200 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,759	$30,160	$44,919
Corporate Bonds & Notes
Banking & Finance	0	2,098,479	0	2,098,479
Industrials	0	643,218	5,481	648,699
Utilities	0	257,889	0	257,889
Municipal Bonds & Notes
California	0	428	0	428
Illinois	0	8,947	0	8,947
Iowa	0	427	0	427
New Jersey	0	10,198	0	10,198
U.S. Government Agencies	0	4,006,230	0	4,006,230
U.S. Treasury Obligations	0	1,088,731	0	1,088,731
Non-Agency Mortgage-Backed Securities	0	518,445	0	518,445
Asset-Backed Securities	0	997,712	20,142	1,017,854
Sovereign Issues	0	215,238	0	215,238
Short-Term Instruments
Certificates of Deposit	0	17,235	0	17,235
Commercial Paper	0	201,556	0	201,556
Repurchase Agreements	0	6,017	0	6,017
Short-Term Notes	0	3,061	0	3,061
Argentina Treasury Bills	0	44,517	0	44,517
Greece Treasury Bills	0	23,147	0	23,147
Japan Treasury Bills	0	732,007	0	732,007
Nigeria Treasury Bills	0	3,017	0	3,017
U.S. Treasury Bills	0	41,431	0	41,431
	$0	$10,932,689	$55,783	$10,988,472

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$612,964	$0	$0	$612,964

Total Investments	$612,964	$10,932,689	$55,783	$11,601,436

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,776	3,246	0	20,022
Over the counter	0	99,112	0	99,112
	$16,776	$102,358	$0	$119,134

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,151)	(1,460)	0	(6,611)
Over the counter	0	(42,769)	0	(42,769)

	$(5,151)	$(44,229)	$0	$(49,380)

Total Financial Derivative Instruments	$11,625	$58,129	$0	$69,754

Totals	$624,589	$10,990,818	$55,783	$11,671,190

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Dynamic Bond Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon Holdings Ltd.
4.165% (LIBOR03M + 2.000%) due 01/15/2025 ~		$594	$596
Caesars Resort Collection LLC
4.992% (LIBOR03M + 2.750%) due 12/22/2024 ~		298	300
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~		196	196

Total Loan Participations and Assignments (Cost $1,086)			1,092

CORPORATE BONDS & NOTES 23.0%
BANKING & FINANCE 16.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	100
AGFC Capital Trust
4.089% (US0003M + 1.750%) due 01/15/2067 ~		100	52
American International Group, Inc.
4.125% due 02/15/2024		300	302
Bank of America Corp.
3.550% due 03/05/2024 •		1,400	1,384
4.382% due 10/21/2025 ~	MXN	2,000	137
5.875% due 03/15/2028 •(h)		$600	595
Barclays Bank PLC
7.625% due 11/21/2022 (i)		400	434
14.000% due 06/15/2019 •(h)	GBP	500	705
Barclays PLC
4.375% due 01/12/2026		$1,000	972
6.500% due 09/15/2019 •(h)(i)	EUR	200	240
8.250% due 12/15/2018 •(h)(i)		$2,100	2,121
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	302
Citibank N.A.
3.400% due 07/23/2021		500	500
Citigroup, Inc.
4.044% due 06/01/2024 •		600	603
6.250% due 08/15/2026 •(h)		200	209
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500	490
3.750% due 07/21/2026		700	662
6.875% due 03/19/2020 (i)	EUR	1,100	1,399
Credit Agricole S.A.
6.500% due 06/23/2021 •(h)		300	382
Credit Suisse AG
6.500% due 08/08/2023 (i)		$600	642
Credit Suisse Group AG
2.997% due 12/14/2023 •		550	525
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		700	676
Deutsche Bank AG
4.250% due 10/14/2021		1,450	1,444
Ford Motor Credit Co. LLC
3.549% (US0003M + 1.235%) due 02/15/2023 ~		900	896
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		800	781
3.200% due 02/23/2023		300	294
3.625% due 01/22/2023		300	299
3.691% due 06/05/2028 •		1,800	1,714
HSBC Holdings PLC
3.400% due 03/08/2021		600	599
3.837% (US0003M + 1.500%) due 01/05/2022 ~		400	411
4.292% due 09/12/2026 •		500	495
4.300% due 03/08/2026		500	498
5.875% due 09/28/2026 •(h)(i)	GBP	400	525
6.250% due 03/23/2023 •(h)(i)		$500	499
Intesa Sanpaolo SpA
3.875% due 01/12/2028		1,000	849
JPMorgan Chase & Co.
3.797% due 07/23/2024 •		300	300
3.801% (US0003M + 1.480%) due 03/01/2021 ~		2,000	2,054
5.809% (US0003M + 3.470%) due 10/30/2018 ~(h)		700	704
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)	GBP	400	531

7.625% due 06/27/2023 •(h)(i)		$1,956	2,764
7.875% due 06/27/2029 •(h)(i)		200	298
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021		700	674
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		500	497
Morgan Stanley
3.125% due 01/23/2023		200	195
3.591% due 07/22/2028 •		800	759
3.772% due 01/24/2029 •		100	96
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		600	601
Nationstar Mortgage Holdings, Inc.
9.125% due 07/15/2026		600	630
Nationwide Building Society
3.766% due 03/08/2024 •		300	293
4.302% due 03/08/2029 •		1,700	1,629
10.250% ~(h)	GBP	2	439
Navient Corp.
5.875% due 03/25/2021		$200	205
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2019	DKK	5,000	798
Nykredit Realkredit A/S
1.000% due 10/01/2019		31,200	4,933
Realkredit Danmark A/S
1.000% due 04/01/2019		5,500	863
2.000% due 04/01/2019		8,000	1,261
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(h)(i)		$1,200	1,288
Santander UK PLC
2.500% due 03/14/2019		1,400	1,399
3.400% due 06/01/2021		500	498
Springleaf Finance Corp.
6.125% due 05/15/2022		250	258
Standard Chartered PLC
3.452% (US0003M + 1.130%) due 08/19/2019 ~		800	806
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	50	68
Synchrony Bank
3.000% due 06/15/2022		$500	480
Toronto-Dominion Bank
3.339% (US0003M + 1.000%) due 04/07/2021 ~		800	815
UBS AG
5.125% due 05/15/2024 (i)		1,300	1,316
7.625% due 08/17/2022 (i)		250	279
Unigel Luxembourg S.A.
10.500% due 01/22/2024		400	409
Wells Fargo & Co.
2.600% due 07/22/2020		200	198
2.625% due 07/22/2022		400	386
3.000% due 02/19/2025		1,300	1,232
3.584% due 05/22/2028 •		400	384

			53,076

INDUSTRIALS 4.4%
AbbVie, Inc.
2.300% due 05/14/2021		100	97
Allergan Sales LLC
4.875% due 02/15/2021		233	240
Altice Financing S.A.
6.625% due 02/15/2023		400	404
7.500% due 05/15/2026		700	684
Amazon.com, Inc.
4.050% due 08/22/2047		600	589
American Airlines Pass-Through Trust
3.000% due 04/15/2030		379	354
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028		600	592
Bausch Health Cos., Inc.
8.500% due 01/31/2027		300	316
BC Unlimited Liability Co.
4.250% due 05/15/2024		300	285
Broadcom Corp.
3.000% due 01/15/2022		400	390
3.625% due 01/15/2024		100	97
CCO Holdings LLC
5.000% due 02/01/2028		700	660
Charter Communications Operating LLC
4.908% due 07/23/2025		400	407
6.484% due 10/23/2045		100	108
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	631
7.000% due 06/30/2024		200	220

Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		200	198
Continental Resources, Inc.
4.375% due 01/15/2028		300	298
CVS Health Corp.
4.100% due 03/25/2025		800	799
5.125% due 07/20/2045		100	103
Dell International LLC
3.480% due 06/01/2019		150	150
4.420% due 06/15/2021		250	254
6.020% due 06/15/2026		150	160
DISH DBS Corp.
7.875% due 09/01/2019		400	415
Exela Intermediate LLC
10.000% due 07/15/2023		300	321
Financial & Risk U.S. Holdings, Inc.
6.250% due 05/15/2026 (b)		400	400
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	200	240
IRB Holding Corp.
6.750% due 02/15/2026		$300	295
Marvell Technology Group Ltd.
4.200% due 06/22/2023		500	498
Murphy Oil Corp.
5.750% due 08/15/2025		200	204
Newfield Exploration Co.
5.375% due 01/01/2026		500	521
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		500	490
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(c)(d)		301	147
QUALCOMM, Inc.
4.800% due 05/20/2045		100	101
Reynolds Group Issuer, Inc.
7.000% due 07/15/2024		125	127
Sands China Ltd.
5.125% due 08/08/2025		600	599
Sirius XM Radio, Inc.
3.875% due 08/01/2022		200	198
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		400	402
Universal Health Services, Inc.
3.750% due 08/01/2019		400	404
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	392

			13,790

UTILITIES 1.7%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		800	807
4.100% due 02/15/2028		306	297
Petrobras Global Finance BV
4.375% due 05/20/2023		50	48
5.999% due 01/27/2028		1,868	1,727
6.250% due 12/14/2026	GBP	100	132
6.850% due 06/05/2115		$350	301
Rio Oil Finance Trust
9.250% due 07/06/2024		466	497
Tallgrass Energy Partners LP
4.750% due 10/01/2023		800	800
Verizon Communications, Inc.
3.414% (US0003M + 1.100%) due 05/15/2025 ~		600	606
4.125% due 03/16/2027		300	301

			5,516

Total Corporate Bonds & Notes (Cost $73,509)			72,382

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	109

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		175	180

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		3,000	182

Total Municipal Bonds & Notes (Cost $448)			471

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
3.500% due 12/01/2047 - 07/01/2048	25,500	25,116
Fannie Mae, TBA
3.000% due 11/01/2048	4,100	3,920
3.500% due 10/01/2048 - 11/01/2048	33,000	32,461
Freddie Mac
1.668% due 10/25/2021 ~(a)	358	13
3.992% due 07/15/2047 •(a)	1,154	183
Ginnie Mae, TBA
4.000% due 10/01/2048	1,000	1,017

Total U.S. Government Agencies (Cost $63,046)		62,710

U.S. TREASURY OBLIGATIONS 30.5%
U.S. Treasury Bonds
2.875% due 11/15/2046	150	141
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024	849	816
0.250% due 01/15/2025	5,916	5,679
0.375% due 07/15/2027	3,091	2,956
0.625% due 01/15/2026	5,112	5,006
2.000% due 01/15/2026 (n)	825	888
2.375% due 01/15/2025	2,674	2,915
2.375% due 01/15/2027	2,137	2,382
U.S. Treasury Notes
1.250% due 07/31/2023	4,000	3,697
1.375% due 06/30/2023	7,550	7,030
1.375% due 08/31/2023	4,600	4,271
1.750% due 09/30/2022	5,700	5,448
1.875% due 12/15/2020	1,500	1,469
1.875% due 07/31/2022	5,200	5,004
2.000% due 05/31/2021 (l)(n)	1,100	1,076
2.000% due 12/31/2021 (l)(n)	3,600	3,500
2.000% due 07/31/2022 (n)	11,400	11,023
2.000% due 11/30/2022 (l)(n)	1,000	964
2.000% due 04/30/2024	3,600	3,421
2.125% due 09/30/2021 (l)	16,500	16,143
2.250% due 12/31/2023	4,150	4,008
2.250% due 01/31/2024 (n)	1,270	1,226
2.500% due 05/15/2024	1,800	1,756
2.750% due 02/15/2024	5,200	5,146

Total U.S. Treasury Obligations (Cost $99,808)		95,965

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Assets Trust
2.426% due 06/25/2037 •	898	835
Banc of America Funding Trust
2.325% due 02/20/2047 •	876	842
2.355% due 07/20/2036 •	1,428	1,411
Banc of America Mortgage Trust
4.396% due 06/25/2035 ~	127	121
BCAP LLC Trust
5.250% due 06/26/2036	408	295
Bear Stearns Adjustable Rate Mortgage Trust
4.077% due 11/25/2034 ~	539	501
4.506% due 01/25/2035 ~	11	11
CBA Commercial Small Balance Commercial Mortgage
2.716% due 06/25/2038 •	1,143	744
Countrywide Alternative Loan Trust
2.345% due 02/20/2047 ^•	302	252
2.386% due 01/25/2037 ^•	547	535
5.500% due 04/25/2035	914	794
6.000% due 02/25/2037 ^	396	296
6.500% due 11/25/2037 ^	552	427
Countrywide Home Loan Mortgage Pass-Through Trust
3.314% due 02/20/2036 ~	450	372
3.912% due 08/25/2034 ~	207	202
Credit Suisse Mortgage Capital Certificates
2.725% due 12/27/2035 •	827	821
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.546% due 08/25/2037 •	673	599
Downey Savings & Loan Association Mortgage Loan Trust
2.358% due 10/19/2036 •	628	561
First Horizon Alternative Mortgage Securities Trust
3.996% due 01/25/2036 ^~	242	192
4.013% due 06/25/2036 ~	257	237
4.105% due 06/25/2034 ~	140	140
First Horizon Mortgage Pass-Through Trust
4.168% due 11/25/2037 ^~	1,802	1,672

GSMPS Mortgage Loan Trust
8.000% due 01/25/2035		576	641
HarborView Mortgage Loan Trust
2.988% due 11/19/2034 •		51	47
IndyMac Mortgage Loan Trust
2.426% due 04/25/2046 •		2,284	2,158
3.818% due 08/25/2037 ~		317	277
4.259% due 10/25/2034 ~		27	28
Lehman XS Trust
2.386% due 12/25/2036 ^•		44	52
2.441% due 08/25/2046 •		528	504
Mortgage Equity Conversion Asset Trust
3.080% due 05/25/2042 «•		658	612
RBSSP Resecuritization Trust
2.315% due 02/26/2037 •		562	561
RMAC Securities PLC
0.951% due 06/12/2044 •	GBP	1,236	1,544
Structured Asset Mortgage Investments Trust
2.416% due 08/25/2036 •		$693	834
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		236	237
Thornburg Mortgage Securities Trust
2.346% due 06/25/2037 •		343	332
3.466% due 06/25/2037 ^•		45	42
WaMu Mortgage Pass-Through Certificates Trust
2.676% due 04/25/2045 •		69	69
Washington Mutual Mortgage Pass-Through Certificates Trust
3.666% due 09/25/2035 ^•		820	729
Wells Fargo Mortgage-Backed Securities Trust
4.130% due 06/25/2035 ~		160	165

Total Non-Agency Mortgage-Backed Securities (Cost $19,001)			20,692

ASSET-BACKED SECURITIES 22.1%
Accredited Mortgage Loan Trust
3.120% due 09/25/2035 •		1,000	857
ACE Securities Corp. Home Equity Loan Trust
2.376% due 05/25/2036 •		120	121
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.936% due 03/25/2035 •		777	780
Argent Securities Trust
2.366% due 07/25/2036 •		796	679
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.596% due 02/25/2036 •		1,650	1,298
Asset-Backed Funding Certificates Trust
2.376% due 01/25/2037 •		2,862	1,907
2.436% due 01/25/2037 •		1,991	1,336
Asset-Backed Securities Corp. Home Equity Loan Trust
3.236% due 07/25/2035 •		4,263	4,127
Bear Stearns Asset-Backed Securities Trust
2.706% due 09/25/2035 •		1,100	1,093
2.891% due 11/25/2035 ^•		1,650	1,651
Belle Haven ABS CDO Ltd.
2.708% due 11/03/2044 •		243	121
2.748% due 11/03/2044 •		371	187
Business Jet Securities LLC
4.447% due 06/15/2033		472	473
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		767	776
Citigroup Mortgage Loan Trust
2.356% due 08/25/2036 •		7	7
Citigroup Mortgage Loan Trust, Inc.
2.666% due 10/25/2035 •		1,000	994
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•		369	341
2.356% due 08/25/2037 •		2,159	2,104
2.356% due 06/25/2047 ^•		607	559
2.366% due 07/25/2036 •		166	166
2.366% due 04/25/2047 •		563	542
2.396% due 11/25/2047 ^•		593	533
2.426% due 05/25/2047 •		1,924	1,648
4.773% due 07/25/2036 Ø		300	297
Countrywide Asset-Backed Certificates Trust
3.221% due 08/25/2035 •		1,660	1,678
4.515% due 08/25/2035 Ø		356	363
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		257	260
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.853% due 03/25/2037 ^Ø		2,531	1,512
First Franklin Mortgage Loan Trust
2.576% due 11/25/2035 •		3,978	3,820
GSAA Home Equity Trust
2.496% (US0001M + 0.280%) due 07/25/2037 ~		2,876	1,169
5.985% due 06/25/2036 ~		1,191	578

GSAMP Trust
2.416% due 11/25/2036 •		1,021	639
2.446% due 03/25/2047 •		2,000	1,704
Home Equity Asset Trust
2.906% due 08/25/2035 •		1,900	1,867
HSI Asset Securitization Corp. Trust
2.326% due 12/25/2036 •		2,247	868
2.436% due 12/25/2036 •		632	245
Jamestown CLO Ltd.
3.029% due 07/15/2026 •		380	379
JPMorgan Mortgage Acquisition Corp.
2.556% due 02/25/2036 •		1,060	1,031
KVK CLO Ltd.
3.489% due 01/15/2026 •		287	288
Long Beach Mortgage Loan Trust
2.736% due 08/25/2045 •		1,001	979
3.131% due 08/25/2035 •		2,000	1,848
MASTR Specialized Loan Trust
2.586% due 01/25/2037 •		1,707	1,024
Morgan Stanley ABS Capital, Inc. Trust
2.341% due 07/25/2036 •		444	387
2.356% due 11/25/2036 •		197	129
2.356% due 05/25/2037 •		725	671
2.366% due 07/25/2036 •		816	449
2.366% due 10/25/2036 •		476	309
2.756% due 12/25/2034 •		514	506
Morgan Stanley Capital, Inc. Trust
2.396% due 03/25/2036 •		17	14
2.506% due 01/25/2036 •		319	315
Morgan Stanley Home Equity Loan Trust
2.356% due 12/25/2036 •		2,247	1,379
2.476% due 04/25/2036 •		3,247	2,618
Morgan Stanley IXIS Real Estate Capital Trust
2.366% due 07/25/2036 •		1,641	913
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.616% due 02/25/2037 ^•		2,303	1,065
OFSI Fund Ltd.
3.233% due 10/18/2026 •		800	799
Option One Mortgage Loan Trust
2.546% due 04/25/2037 •		3,389	2,233
Residential Asset Securities Corp. Trust
2.906% due 11/25/2035 •		3,100	3,066
Saratoga Investment Corp. CLO Ltd.
3.898% due 10/20/2025 •		2,000	2,002
Securitized Asset-Backed Receivables LLC Trust
2.876% due 08/25/2035 •		896	616
2.981% due 02/25/2034 •		367	362
Sierra Madre Funding Ltd.
2.501% due 09/07/2039 •		636	567
2.521% due 09/07/2039 •		3,425	3,051
SoFi Consumer Loan Program LLC
2.770% due 05/25/2026		390	386
SpringCastle America Funding LLC
3.050% due 04/25/2029		775	773
Staniford Street CLO Ltd.
3.514% due 06/15/2025 •		306	306
Structured Asset Investment Loan Trust
2.936% (US0001M + 0.720%) due 10/25/2035 ~		103	104
Structured Asset Securities Corp. Mortgage Loan Trust
3.221% due 11/25/2035 •		1,000	996
Terwin Mortgage Trust
2.586% due 01/25/2037 •		1,189	842
Triaxx Prime CDO Ltd.
2.374% due 10/02/2039 •		105	63
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø		355	353
VOLT LLC
3.125% due 06/25/2047 Ø		149	148
Wells Fargo Home Equity Asset-Backed Securities Trust
2.446% due 04/25/2037 •		1,132	1,101

Total Asset-Backed Securities (Cost $62,206)			69,372

SOVEREIGN ISSUES 3.9%
Argentina Government International Bond
5.875% due 01/11/2028		1,000	795
6.875% due 01/11/2048		500	388
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,373	55
43.077% (ARLLMONP) due 06/21/2020 ~		48,127	1,359
45.240% (BADLARPP + 2.500%) due 03/11/2019 ~		300	7
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		100	2
Brazil Government International Bond
5.625% due 02/21/2047		$50	44
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (f)	BRL	7,800	1,902

Kuwait International Government Bond
3.500% due 03/20/2027		$1,300	1,276
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	214	150
3.000% due 09/20/2030 (g)		848	661
Peru Government International Bond
6.150% due 08/12/2032	PEN	2,000	617
Qatar Government International Bond
3.875% due 04/23/2023		$700	706
4.500% due 04/23/2028		200	206
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	500	592
Saudi Government International Bond
3.625% due 03/04/2028		$500	478
4.500% due 04/17/2030		1,500	1,510
4.500% due 10/26/2046		600	573
4.625% due 10/04/2047		500	483
Slovenia Government International Bond
5.250% due 02/18/2024		300	325

Total Sovereign Issues (Cost $14,009)			12,129

SHORT-TERM INSTRUMENTS 3.3%
REPURCHASE AGREEMENTS (j) 0.2%			565

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
45.000% due 11/21/2018	ARS	419	10

ARGENTINA TREASURY BILLS 0.2%
1.682% due 10/12/2018 - 03/29/2019 (e)(f)		19,210	479

GREECE TREASURY BILLS 0.4%
0.911% due 10/05/2018 - 11/02/2018 (e)(f)	EUR	1,100	1,277

JAPAN TREASURY BILLS 2.5%
(0.159)% due 03/11/2019 (e)(f)	JPY	880,000	7,750

Total Short-Term Instruments (Cost $10,408)			10,081

Total Investments in Securities (Cost $343,521)			344,894

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		394,798	3,903

Total Short-Term Instruments (Cost $3,903)			3,903

Total Investments in Affiliates (Cost $3,903)			3,903

Total Investments 110.9% (Cost $347,424)			$348,797
Financial Derivative Instruments (k)(m) (0.1)% (Cost or Premiums, net $2,713)			(212)
Other Assets and Liabilities, net (10.8)%			(33,971)

Net Assets 100.0%			$314,614

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$565	U.S. Treasury Bonds 3.625% due 02/15/2044	$(578)	$565	$565

Total Repurchase Agreements						$(578)	$565	$565

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(10,620) at a weighted average interest rate of 1.814%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$119.000	10/26/2018	25	$25	$(6)	$(13)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	121.500	10/26/2018	25	25	(8)	(1)

Total Written Options					$(14)	$(14)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	200	$22,495	$(128)	$11	$0
U.S. Treasury 10-Year Note December Futures	12/2018	44	5,226	(75)	1	0

				$(203)	$12	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	608	$(147,455)	$1,585	$0	$(23)
Euro-BTP Italy Government Bond December Futures	12/2018	108	(15,529)	(174)	399	0
U.S. Treasury 30-Year Bond December Futures	12/2018	5	(703)	22	1	0

				$1,433	$400	$(23)

Total Futures Contracts				$1,230	$412	$(23)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Kinder Morgan Energy Partners LP	(1.000)%	Quarterly	03/20/2019	0.038%	$200	$(2)	$1	$(1)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2019	0.111%	$1,100	$12	$(6)	$6	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2020	0.218	400	8	(2)	6	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.134	500	5	(3)	2	0	0
Ford Motor Co.	5.000	Quarterly	03/20/2019	0.115	400	23	(13)	10	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.082	800	9	(5)	4	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.350	900	22	(4)	18	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.438	400	10	(2)	8	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.505	400	10	(2)	8	0	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2019	0.439	2,200	162	(37)	125	1	0

						$261	$(74)	$187	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023		$2,400	$44	$2	$46	$0	$0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	600	(20)	5	(15)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(103)	4	(99)	0	0
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		2,500	(15)	(44)	(59)	3	0

						$(94)	$(33)	$(127)	$3	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$1,300	$77	$26	$103	$1	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	1,200	4	16	20	0	0

					$81	$42	$123	$1	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	86,200	$(2)	$(104)	$(106)	$0	$(11)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		$23,200	865	103	968	0	(11)
Pay	3-Month USD-LIBOR	2.600	Semi-Annual	09/26/2023		34,600	(366)	(394)	(760)	20	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		12,100	(255)	973	718	0	(6)
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	08/19/2025		2,800	(150)	283	133	0	(2)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025		2,100	0	118	118	0	(1)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		300	(4)	18	14	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		8,100	(139)	912	773	0	(4)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,700	1,363	511	1,874	0	(9)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	1,075	76	1,151	0	(9)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		5,000	575	62	637	5	0
Receive	3-Month USD-LIBOR	2.970	Semi-Annual	09/26/2048		6,900	355	(80)	275	8	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		5,600	67	131	198	7	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	14,800	41	(71)	(30)	22	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		3,000	61	(1)	60	0	(41)
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	600	(23)	15	(8)	0	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		2,100	(30)	4	(26)	0	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		700	(23)	2	(21)	0	0
Receive (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	12/19/2023		700	10	0	10	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		18,200	(16)	47	31	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	820,000	(16)	(8)	(24)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		200,000	18	(10)	8	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,000,000	26	(58)	(32)	0	(1)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	42,900	(25)	(99)	(124)	1	0

							$3,407	$2,430	$5,837	$65	$(97)

Total Swap Agreements							$3,653	$2,366	$6,019	$70	$(97)

(l)

Securities with an aggregate market value of $4,385 and cash of $2,100 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2018	AUD	1,739	$	1,253	$0	$(4)
	10/2018	$	7,967	DKK	50,548	0	(97)
	10/2018		580	EGP	10,701	15	0
	12/2018	JPY	880,000	$	7,953	168	0
	01/2019	DKK	50,548		8,034	97	0
BPS	10/2018	$	856	ARS	34,198	0	(34)
	10/2018		10,416	EUR	8,843	0	(149)
	11/2018	EUR	8,843	$	10,441	149	0
	12/2018	TWD	63,759		2,091	0	(15)
	01/2019	BRL	7,800		2,027	110	0
CBK	10/2018	DKK	13,225		2,065	6	0
	10/2018	EUR	8,630		10,089	69	0
	11/2018	AUD	1,739		1,255	0	(2)
DUB	10/2018	BRL	4,081		1,019	9	0
	10/2018	$	986	BRL	4,081	24	0
	01/2021		87		380	0	(3)
GLM	10/2018	EUR	216	$	251	0	0
	10/2018	$	186	EUR	158	0	(2)
	10/2018		167	MXN	3,150	1	0
	10/2018		1,137	TRY	5,753	0	(195)
	11/2018	GBP	213	$	280	2	0
	12/2018	$	353	EGP	6,590	8	0
HUS	10/2018	BRL	7,617	$	1,856	0	(30)
	10/2018	CAD	1,859		1,424	0	(15)
	10/2018	DKK	32,510		5,107	46	0
	10/2018	NZD	1,072		708	0	(2)
	10/2018	$	4	ARS	135	0	(1)
	10/2018		1,876	BRL	7,617	18	(9)
	10/2018		713	NZD	1,072	0	(3)
	10/2018		538	RUB	36,006	11	0
	11/2018	BRL	3,536	$	855	0	(19)
	11/2018	NZD	1,072		713	3	0
	01/2021	BRL	380		59	0	(25)
JPM	10/2018	EUR	155		180	0	0
	10/2018	$	6,671	GBP	5,064	0	(71)
	10/2018		1,614	JPY	182,096	0	(11)
	10/2018		693	TRY	4,525	48	0
	11/2018	EUR	139	$	163	1	0
	11/2018	GBP	5,064		6,680	71	0
	11/2018	JPY	182,096		1,617	11	0
MSB	10/2018	$	271	EGP	4,988	6	0
	11/2018	EUR	200	$	243	10	0
NGF	12/2018	SGD	3,307		2,418	0	(5)
SCX	10/2018	$	483	RUB	32,289	9	0
	12/2018		179	EGP	3,339	4	0
SOG	10/2018	GBP	5,064	$	6,526	0	(74)
SSB	10/2018	DKK	5,225		820	6	0
	10/2018	EUR	600		745	49	0
	10/2018	JPY	182,096		1,641	38	0
TOR	11/2018	EUR	300		364	15	0
UAG	11/2018	$	3,738	RUB	239,857	0	(93)

Total Forward Foreign Currency Contracts						$1,004	$(859)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$700	$33	$54
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	28,000	59	0
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	700	34	55
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	31,600	179	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	5,400	260	185

Total Purchased Options							$565	$294

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$3,100	$(34)	$(75)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	5,900	(59)	0
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	3,100	(34)	(75)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	27,100	(287)	(518)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	6,800	(179)	0

Total Written Options							$(593)	$(668)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.841%	$100	$7	$(8)	$0	$(1)
BPS	UBS AG	(1.000)	Quarterly	06/20/2024	0.841	200	13	(15)	0	(2)

							$20	$(23)	$0	$(3)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	12/20/2023	1.432%	$300	$(8)	$2	$0	$(6)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.571	100	(3)	4	1	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	5.561	350	29	(35)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.571	500	(16)	22	6	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.130	1,700	11	(7)	4	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.861	200	(3)	4	1	0
DUB	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.354	200	0	0	0	0
FBF	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.354	100	0	0	0	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	5.561	350	29	(35)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.571	400	(13)	18	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.861	300	(3)	5	2	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.130	300	2	(1)	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.884	1,600	1	0	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.354	1,000	1	1	2	0
JPM	Qatar Government International Bond	1.000	Quarterly	06/20/2019	0.131	1,000	20	(13)	7	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.432	1,300	(34)	8	0	(26)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020	500	(25)	2	0	(23)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.383	100	1	2	3	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020	800	(37)	0	0	(37)

							$(48)	$(23)	$33	$(104)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,607	$(330)	$213	$0	$(117)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	300	40	(22)	18	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,175	(242)	157	0	(85)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,175	(244)	159	0	(85)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(55)	62	7	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,100	(39)	44	5	0

						$(870)	$613	$30	$(287)

Total Swap Agreements						$(898)	$567	$63	$(394)

(n)

Securities with an aggregate market value of $929 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,092	$0	$1,092
Corporate Bonds & Notes
Banking & Finance	0	53,076	0	53,076
Industrials	0	13,790	0	13,790
Utilities	0	5,516	0	5,516
Municipal Bonds & Notes
Illinois	0	109	0	109
Texas	0	180	0	180
West Virginia	0	182	0	182
U.S. Government Agencies	0	62,710	0	62,710
U.S. Treasury Obligations	0	95,965	0	95,965
Non-Agency Mortgage-Backed Securities	0	20,080	612	20,692
Asset-Backed Securities	0	69,372	0	69,372
Sovereign Issues	0	12,129	0	12,129
Short-Term Instruments
Repurchase Agreements	0	565	0	565
Short-Term Notes	0	10	0	10
Argentina Treasury Bills	0	479	0	479
Greece Treasury Bills	0	1,277	0	1,277
Japan Treasury Bills	0	7,750	0	7,750
	$0	$344,282	$612	$344,894

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,903	$0	$0	$3,903

Total Investments	$3,903	$344,282	$612	$348,797

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	412	70	0	482
Over the counter	0	1,361	0	1,361
	$412	$1,431	$0	$1,843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(111)	0	(134)
Over the counter	0	(1,921)	0	(1,921)
	$(23)	$(2,032)	$0	$(2,055)

Total Financial Derivative Instruments	$389	$(601)	$0	$(212)

Totals	$4,292	$343,681	$612	$348,585

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2018 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands†).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	$376,139	$78,675	20.9%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	01/14/2019	660,969	43,559	6.6%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2018, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, a Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended September 30, 2018 (amounts in thousands†):

PIMCO All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$47,049	$5,588	$(25,114)	$1,661	$(1,012)	$28,172	$3,243	$0
PIMCO CommodityRealReturn Strategy Fund®	9,511	1,245	(1,974)	(229)	(272)	8,281	301	0
PIMCO Dynamic Bond Fund	0	12,179	0	0	(45)	12,134	63	0
PIMCO Emerging Local Bond Fund	56,199	6,093	(9,946)	(2,374)	(6,421)	43,551	2,422	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	118,979	3,405	(16,945)	(1,723)	(7,386)	96,330	2,954	0
PIMCO Extended Duration Fund	27,232	5,600	(4,362)	(246)	(2,438)	25,786	549	0
PIMCO Government Money Market Fund	5,592	95,476	(98,248)	0	0	2,820	30	0
PIMCO High Yield Fund	5,086	195	(546)	85	(204)	4,616	190	0
PIMCO High Yield Spectrum Fund	13,567	555	(1,432)	0	(254)	12,436	554	0
PIMCO Income Fund	55,488	7,655	(9,369)	(84)	(2,563)	51,127	2,266	0
PIMCO Investment Grade Credit Bond Fund	19,554	515	(3,666)	(149)	(726)	15,528	516	0
PIMCO Long Duration Total Return Fund	11,413	956	(1,882)	(47)	(753)	9,687	299	0
PIMCO Long-Term Real Return Fund	3,712	1,020	(1,207)	34	(256)	3,303	84	0
PIMCO Long-Term U.S. Government Fund	37,473	1,450	(12,179)	(489)	(2,025)	24,230	600	0
PIMCO Low Duration Fund	29,800	52,450	(39,709)	(245)	(299)	41,997	539	0
PIMCO Mortgage Opportunities and Bond Fund	6,079	139	(707)	4	(63)	5,452	139	0
PIMCO RAE Emerging Markets Fund	46,585	4,539	(3,118)	127	(2,773)	45,360	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	18,851	28,270	(5,136)	(213)	(11)	41,761	146	0
PIMCO RAE Low Volatility PLUS EMG Fund	50,623	3,361	(27,772)	3,366	(3,800)	25,778	1,850	0
PIMCO RAE Low Volatility PLUS Fund	2,445	80	(366)	2	41	2,202	80	0
PIMCO RAE Low Volatility PLUS International Fund	15,745	338	(1,595)	80	49	14,617	338	0
PIMCO RAE PLUS EMG Fund	55,291	30,991	(512)	(112)	(7,785)	77,873	2,357	0
PIMCO RAE PLUS International Fund	30,389	771	(26,920)	4,888	(5,244)	3,884	772	0
PIMCO RAE Worldwide Long/Short PLUS Fund	26,605	15,974	(2,089)	(22)	2,338	42,806	82	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	2,237	6,429	0	0	(913)	7,753	43	0
PIMCO Real Return Fund	28,897	430	(17,417)	(405)	(304)	11,201	430	0
PIMCO RealEstateRealReturn Strategy Fund	36,261	5,791	(10,414)	(128)	833	32,343	169	0
PIMCO Senior Floating Rate Fund	34,789	749	(32,559)	(192)	80	2,867	735	0
PIMCO Short-Term Floating NAV Portfolio III	72	1	(60)	0	0	13	1	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	26,513	317	(2,840)	425	49	24,464	315	0
PIMCO StocksPLUS® International Fund (Unhedged)	6,678	114	(4,551)	387	(486)	2,142	115	0
PIMCO Total Return Fund	43,525	12,271	(10,391)	(199)	(1,410)	43,796	733	0
PIMCO TRENDS Managed Futures Strategy Fund	2,374	4,174	0	0	(118)	6,430	7	0
Totals	$874,614	$309,121	$(373,026)	$4,202	$(44,171)	$770,740	$22,922	$0

PIMCO All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$852	$129	$(484)	$21	$(13)	$505	$62	$0
PIMCO CommodityRealReturn Strategy Fund®	155	94	(127)	(6)	0	116	4	0
PIMCO Dynamic Bond Fund	0	235	(9)	0	(1)	225	1	0
PIMCO Emerging Local Bond Fund	951	253	(382)	(45)	(80)	697	39	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,723	233	(460)	(16)	(115)	1,365	43	0
PIMCO Extended Duration Fund	342	105	(125)	(1)	(30)	291	7	0
PIMCO Global Advantage® Strategy Bond Fund	0	118	(99)	0	0	19	0	0
PIMCO Government Money Market Fund	76	3,313	(3,313)	0	0	76	1	0
PIMCO High Yield Fund	85	55	(90)	2	(4)	48	2	0
PIMCO High Yield Spectrum Fund	299	46	(127)	3	(8)	213	11	0
PIMCO Income Fund	1,018	404	(342)	(5)	(40)	1,035	40	0
PIMCO Investment Grade Credit Bond Fund	289	43	(136)	(3)	(9)	184	7	0
PIMCO Long Duration Total Return Fund	171	47	(83)	(5)	(6)	124	4	0
PIMCO Long-Term Real Return Fund	63	52	(113)	2	(4)	0	1	0
PIMCO Long-Term U.S. Government Fund	486	177	(395)	(2)	(28)	238	7	0
PIMCO Low Duration Fund	565	839	(688)	(4)	(6)	706	10	0
PIMCO Mortgage Opportunities and Bond Fund	113	13	(25)	0	(1)	100	3	0
PIMCO RAE Emerging Markets Fund	902	151	(129)	(12)	(50)	862	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	278	438	(99)	(1)	(2)	614	2	0
PIMCO RAE International Fund	109	8	(80)	4	(6)	35	0	0
PIMCO RAE Low Volatility PLUS Fund	194	128	(58)	(1)	9	272	10	0
PIMCO RAE Low Volatility PLUS EMG Fund	764	62	(397)	87	(101)	415	32	0
PIMCO RAE Low Volatility PLUS International Fund	456	46	(169)	8	(6)	335	10	0
PIMCO RAE PLUS EMG Fund	1,012	359	(146)	(20)	(104)	1,101	38	0
PIMCO RAE PLUS International Fund	677	30	(518)	73	(93)	169	23	0
PIMCO RAE US Small Fund	0	48	0	0	3	51	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	373	384	(94)	0	39	702	1	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	33	216	0	0	(29)	220	1	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	79	0	0	5	84	1	0
PIMCO Real Return Fund	319	108	(315)	(6)	(2)	104	5	0
PIMCO RealEstateRealReturn Strategy Fund	822	315	(522)	(1)	19	633	4	0
PIMCO Senior Floating Rate Fund	676	46	(669)	0	(3)	50	15	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	513	58	(184)	13	(4)	396	5	0
PIMCO StocksPLUS® International Fund (Unhedged)	262	11	(156)	10	(15)	112	5	0
PIMCO StocksPLUS® Short Fund	3,187	1,139	(1,343)	(114)	(137)	2,732	14	0
PIMCO Total Return Fund	623	680	(382)	(8)	(22)	891	15	0
PIMCO TRENDS Managed Futures Strategy Fund	75	0	(73)	(5)	3	0	0	0
Totals	$18,463	$10,462	$(12,332)	$(32)	$(841)	$15,720	$423	$0

PIMCO Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Income Fund	$4,063	$167	$0	$0	$(173)	$4,057	$167	$0
PIMCO Short-Term Floating NAV Portfolio III	24,763	61,364	(71,100)	(5)	6	15,028	263	0
Totals	$28,826	$61,531	$(71,100)	$(5)	$(167)	$19,085	$430	$0

PIMCO Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$29,856	$5,098	$(1,603)	$(57)	$(1,997)	$31,297	$931	$0
PIMCO Global Advantage® Strategy Bond Fund	39,742	5,297	(2,163)	(92)	(1,166)	41,618	695	0
PIMCO Income Fund	49,803	7,441	(2,679)	(48)	(2,361)	52,156	2,077	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	29,732	3,493	(2,152)	(29)	188	31,232	377	0
PIMCO Investment Grade Credit Bond Fund	49,757	7,011	(2,243)	(70)	(2,314)	52,141	1,454	0
PIMCO RAE International Fund	49,416	6,374	(2,765)	9	(1,536)	51,498	0	0
PIMCO RAE PLUS EMG Fund	49,685	11,981	(5,188)	389	(4,886)	51,981	1,665	0
PIMCO RAE PLUS Small Fund	49,137	5,525	(5,783)	(207)	3,510	52,182	1,422	0
PIMCO Real Return Fund	49,727	6,775	(2,810)	(50)	(1,674)	51,968	1,123	0
PIMCO Short-Term Fund	148,724	16,476	(8,860)	(16)	60	156,384	2,478	0
PIMCO Short-Term Floating NAV Portfolio III	80,275	315,651	(316,600)	(7)	24	79,343	1,150	0
PIMCO StocksPLUS® Fund	49,244	2,161	(3,596)	328	3,845	51,982	796	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	49,505	4,159	(2,905)	7	1,034	51,800	664	0
PIMCO StocksPLUS® International Fund (Unhedged)	99,438	13,831	(5,288)	1	(4,647)	103,335	3,431	0
PIMCO Total Return Fund IV	148,887	19,967	(7,195)	(156)	(5,080)	156,423	2,702	0
Totals	$972,928	$431,240	$(371,830)	$2	$(17,000)	$1,015,340	$20,965	$0

PIMCO Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS® Long/Short Fund	$15,782	$0	$(3,089)	$8	$549	$13,250	$0	$0
PIMCO Income Fund	62,375	2,944	0	0	(3,039)	62,280	2,557	0
PIMCO Mortgage Opportunities and Bond Fund	22,304	542	0	0	(222)	22,624	543	0
PIMCO Preferred and Capital Securities Fund	9,682	431	0	0	(400)	9,713	432	0
PIMCO RAE PLUS Fund	22,871	0	(24,185)	6,873	(5,559)	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	2,184	338,425	(160,500)	0	18	180,127	1,025	0
Totals	$135,198	$342,342	$(187,774)	$6,881	$(8,653)	$287,994	$4,557	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	$3,307	$61	$0	$0	$2	$3,370	$60	$0
PIMCO Global Core Bond (Hedged) Portfolio	3,979	72	0	0	3	4,054	72	0
PIMCO High Yield Portfolio	20,022	25,176	(35,083)	7	16	10,138	201	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	10,777	196	0	0	8	10,981	196	0
PIMCO International Bond Portfolio (Unhedged)	1,453	21	(900)	(1)	1	574	21	0
PIMCO Long-Term U.S. Government Portfolio	11,440	208	0	0	8	11,656	208	0
PIMCO Low Duration Portfolio	150,731	54,758	0	0	129	205,618	3,558	0
PIMCO Total Return Portfolio	220,408	151,767	0	0	256	372,431	6,267	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$7,727	$103,321	$(98,600)	$2	$(2)	$12,448	$22	$0
PIMCO Dynamic Bond Portfolio	2,807	102,195	(101,100)	2	(1)	3,903	195	0
PIMCO Emerging Markets Bond Portfolio	8,413	77,700	(77,500)	1	0	8,614	199	0
PIMCO Global Bond Opportunities Portfolio (Unhedged)	4,818	74,455	(79,270)	3	(2)	4	55	0
PIMCO Global Core Bond (Hedged) Portfolio	317	44,752	(44,600)	0	0	469	51	0
PIMCO High Yield Portfolio	58,912	255,507	(229,600)	(3)	29	84,845	1,307	0
PIMCO Income Portfolio	1,200	103,037	(101,301)	1	0	2,937	37	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	7,671	159,287	(166,800)	8	(1)	165	287	0
PIMCO International Bond Portfolio (Unhedged)	363	17,529	(17,500)	0	0	392	29	0
PIMCO Long-Term U.S. Government Portfolio	1,038	590,361	(590,899)	(1)	(1)	498	61	0
PIMCO Low Duration Portfolio	32,359	1,471,467	(1,446,300)	26	(2)	57,550	1,467	0
PIMCO Real Return Portfolio	12,701	1,083,177	(1,078,000)	27	(2)	17,903	177	0
PIMCO Short-Term Portfolio	7,212	241,916	(245,099)	3	(1)	4,031	116	0
PIMCO Total Return Portfolio	26,612	2,392,039	(2,178,301)	156	27	240,533	3,939	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SOG	Societe Generale
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TRY	Turkish New Lira
COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
CZK	Czech Koruna	NGN	Nigerian Naira	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EGP	Egyptian Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange	MSE	Montreal Stock Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EAFE	Europe, Australasia, and Far East Stock Index	MQCP563E	Macquarie MQCP563E Custom Commodity Index
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	NAPGASFO	Naphtha Fuel Oil Spread
BADLARPP	Argentina Badlar Floating Rate Notes	EUR5050	European 50/50 Refining Margin	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW3M	3 Month Bank Bill Swap Rate	EURMARGIN	European Refined Margin	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EURSIMP	Weighted Basket of Refined Products	PLATGOLD	Platinum-Gold Spread
BCOMTR	Bloomberg Commodity Index Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	RAFI	Research Affiliates Fundamental Index
BP0003M	3 Month GBP-LIBOR	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAEC	Custom Commodity Forward Index
BRENT	Brent Crude	ISDA	International Swaps and Derivatives Association, Inc.	S&P 500	Standard & Poor’s 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	JMABCT3E	J.P. Morgan Custom Commodity Index	SLVRLND	London Silver Market Fixing Ltd.
CDX.HY	Credit Derivatives Index - High Yield	JMABDEWE	J.P. Morgan Custom Commodity Index	SMI	Swiss Market Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABFNJ	J.P. Morgan Custom Commodity Index	SOFRRATE	Secured Overnight Financing Rate
CIXBSTR3	Custom Commodity Index	JMABFNJ1	J.P. Morgan Custom Commodity Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CIXBXMB	Custom Commodity Index	JMABNIC	J.P. Morgan Nic Custom Index	TOPIX	Tokyo Price Index
CMBX	Commercial Mortgage-Backed Index	KWW	Kontakt Kommunales Wasserwerk	UKRPI	United Kingdom Retail Prices Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	LIBOR03M	3 Month USD-LIBOR	ULSD	Ultra-Low Sulfur Diesel
COCL	ICE BofAML Large Cap Contingent Capital Index	LLS	Light Louisiana Sweet Crude	US0001M	1 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MEHCL	Custom Commodity Forward Index	US0003M	3 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	MEHMID	Custom Commodity Forward Index	US0006M	6 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MIDWTICAL	WTI Midland (Argus) Index	WCS	Western Canadian Select

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	JSC	Joint Stock Company	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
D&I	Down and In Barrier Option	OIS	Overnight Index Swap	WTI	West Texas Intermediate
DAC	Designated Activity Company	oz.	Ounce	YOY	Year-Over-Year

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018